                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                   FORM N-CSR
   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                                    811-5950

                      (Investment Company Act File Number)

                         Money Market Obligations Trust
        _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)

                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                        (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)

                       Date of Fiscal Year End:  10/31/07

              Date of Reporting Period:  Six months ended 4/30/07

ITEM 1.     REPORTS TO STOCKHOLDERS

Federated Investors
World-Class Investment Manager

Alabama Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2007

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,
	4/30/2007	2006	2005	2004	2003	2002

Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.016	0.028	0.017	0.007	0.007	0.012
Net realized gain (loss) on investments	0.000 [1]	0.000 [1]	(0.000)	0.000 [1]	0.000 [1]	(0.000)[1]

TOTAL FROM INVESTMENT OPERATIONS	0.016	0.028	0.017	0.007	0.007	0.012

Less Distributions:
Distributions from net investment income	(0.016)	(0.028)	(0.017)	(0.007)	(0.007)	(0.012)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	1.56%	2.88%	1.74%	0.68%	0.73%	1.21%

Ratios to Average Net Assets:

Net expenses	0.55%[3]	0.55%	0.55%	0.55%	0.55%	0.55%

Net investment income	3.13%[3]	2.84%	1.70%	0.67%	0.73%	1.20%

Expense waiver/reimbursement[4]	0.31%[3]	0.35%	0.35%	0.34%	0.34%	0.33%

Supplemental Data:

Net assets, end of period (000 omitted)	$263,222	$268,432	$266,017	$308,931	$351,283	$393,931

1 Represents less than $0.001.

2 Based on net asset value. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2006 to April 30, 2007.

Actual Expenses

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

Hypothetical Example for Comparison Purposes

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 11/1/2006	Ending Account Value 4/30/2007	Expenses Paid During Period	[1]

Actual	$1,000	$1,015.60	$2.75

Hypothetical (assuming a 5% return before expenses)	$1,000	$1,022.07	$2.76

1 Expenses are equal to the Fund’s annualized net expense ratio of 0.55%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Portfolio of Investments Summary Tables

At April 30, 2007, the Fund’s portfolio composition1 was as follows:

Percentage of Total Net Assets

Variable Rate Instruments	85.8%

Municipal Notes	16.3%

Other Assets and Liabilities--Net[2]	(2.1)%

TOTAL	100.0%

At April 30, 2007, the Fund’s effective maturity schedule3 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets

1-7 Days	85.8%

8-30 Days	0.0%

31-90 Days	3.3%

91-180 Days	1.9%

181 Days or more	11.1%

Other Assets and Liabilities--Net[2]	(2.1)%

TOTAL	100.0%

1 See the Fund’s Prospectus and Statement of Additional Information for a description of these investments.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

April 30, 2007 (unaudited)

Principal Amount			Value

		SHORT-TERM MUNICIPALS--102.1%[1,2]
		Alabama--99.8%
$10,900,000	[3,4]	ABN AMRO MuniTOPS Certificates Trust (Alabama Non-AMT)/ (Series 2002-21) Weekly VRDNs (Birmingham, AL Waterworks & Sewer Board)/(MBIA Insurance Corp. INS)/(ABN AMRO Bank NV, Amsterdam LIQ), 3.99%, 5/3/2007	$10,900,000
4,750,000		Alabama HFA MFH, (2000 Series A: Turtle Lake) Weekly VRDNs (Double Lake Ventures LLC)/(FNMA LOC), 3.980%, 5/3/2007	4,750,000
2,290,000		Alabama HFA MFH, (Series 2002J: Sunset on the Bayou Project) Weekly VRDNs (Apartment Housing of Sunset Ltd.)/(Compass Bank, Birmingham LOC), 4.05%, 5/3/2007	2,290,000
9,980,000		Alabama HFA MFH, (Series 2004B) Weekly VRDNs (Park at Rocky Ridge Ltd.)/(Wachovia Bank N.A. LOC), 4.05%, 5/3/2007	9,980,000
5,870,000		Alabama HFA MFH, (Series 2005D) Weekly VRDNs (Pointe Apartments, Ltd.)/(Columbus Bank and Trust Co., GA LOC), 4.10%, 5/3/2007	5,870,000
2,500,000		Alabama State IDA, Revenue Bonds Weekly VRDNs (Southern Bag Corp. Ltd.)/(Bank of America N.A. LOC), 4.15%, 5/3/2007	2,500,000
1,425,000		Alabama State Port Authority, Dock Facilities Revenue Bonds (Series 2006A), 5.00% Bonds (MBIA Insurance Corp. INS), 10/1/2007	1,432,839
1,000,000		Alabama State Port Authority, Dock Facilities Revenue Bonds (Series 2006B), 5.00% Bonds (MBIA Insurance Corp. INS), 10/1/2007	1,005,833
3,755,000	[3,4]	Alabama State Public School & College Authority, (PA-918R) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.99%, 5/3/2007	3,755,000
12,160,000	[3,4]	Alabama State Public School & College Authority, (PT-435), 3.66% TOBs (Merrill Lynch & Co., Inc. LIQ), Optional Tender 11/1/2007	12,160,000
1,975,000		Alabama State Public School & College Authority, (Series 1999-D), 5.25% Bonds, 8/1/2007	1,982,984
7,320,000	[3,4]	Alabama State Public School & College Authority, PUTTERs (Series 124) Weekly VRDNs (FGIC INS)/(J.P. Morgan Chase & Co. LIQ), 3.98%, 5/3/2007	7,320,000
1,700,000		Alexander, AL IDB Weekly VRDNs (WFP Holding, Inc.)/(Compass Bank, Birmingham LOC), 4.05%, 5/3/2007	1,700,000
1,600,000		Alexander, AL IDB Weekly VRDNs (Wellborn Forest Products, Inc.)/(Compass Bank, Birmingham LOC), 4.07%, 5/3/2007	1,600,000
800,000		Arab, AL IDB, (Series 2000) Weekly VRDNs (HYCO Alabama LLC)/(Regions Bank, Alabama LOC), 4.05%, 5/3/2007	800,000
570,000		Ashland, AL IDB, (Series 1996) Weekly VRDNs (Tru-Wood Cabinets)/(Regions Bank, Alabama LOC), 4.12%, 5/3/2007	570,000
3,780,000		Atmore, AL IDB, (Series 2002A) Weekly VRDNs (Swift Lumber, Inc.)/(Bank of New York LOC), 4.03%, 5/3/2007	3,780,000
2,880,000		Auburn, AL IDB, (Series 1999) Weekly VRDNs (Donaldson Co., Inc.)/(Bank of America N.A. LOC), 4.02%, 5/3/2007	2,880,000
1,500,000		Bessemer, AL IDB, (Series 2002) Weekly VRDNs (Hardwick Co., Inc.)/(Compass Bank, Birmingham LOC), 4.00%, 5/3/2007	1,500,000
		SHORT-TERM MUNICIPALS--continued[1,2]
		Alabama--continued
$940,000		Birmingham, AL IDA Weekly VRDNs (Mrs. Strattons Salads, Inc.)/(Wachovia Bank N.A. LOC), 4.10%, 5/4/2007	$940,000
1,820,000		Birmingham, AL IDA, (Series 1997) Weekly VRDNs (J. J. & W, IV, Ltd.)/(Svenska Handelsbanken, Stockholm LOC), 4.17%, 5/3/2007	1,820,000
1,423,000		Birmingham, AL IDA, IDRBs (Series 1999) Weekly VRDNs (Glasforms, Inc.)/(Wells Fargo Bank, N.A. LOC), 4.07%, 5/3/2007	1,423,000
2,255,000		Birmingham, AL Medical Clinic Board, (Series 2004) Weekly VRDNs (St. Martin’s In The Pines)/(Regions Bank, Alabama LOC), 3.97%, 5/3/2007	2,255,000
5,650,000	[3,4]	Birmingham, AL Waterworks & Sewer Board, (PT-3935) Weekly VRDNs (AMBAC INS)/(Merrill Lynch & Co., Inc. LIQ), 3.99%, 5/3/2007	5,650,000
3,485,000		Birmingham, AL Waterworks & Sewer Board, (Series 2007-A), 3.95% Bonds (AMBAC INS), 1/1/2008	3,492,366
3,995,000	[3,4]	Birmingham, AL Waterworks & Sewer Board, PUTTERs (Series 1738) Weekly VRDNs (AMBAC INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.98%, 5/3/2007	3,995,000
500,000		Birmingham, AL, (Series 2006-B), 4.00% Bonds (MBIA Insurance Corp. INS), 10/1/2007	500,949
5,935,000		Boaz, AL IDB, (Series 1994) Weekly VRDNs (Parker-Hannifin Corp.)/(Key Bank, N.A. LOC), 4.04%, 5/3/2007	5,935,000
2,300,000		Chelsea Park, AL Cooperative District, (Series 2005) Weekly VRDNs (Compass Bank, Birmingham LOC), 4.02%, 5/3/2007	2,300,000
15,000,000		Columbia, AL IDB, (Series 1997) Weekly VRDNs (Alabama Power Co.), 3.90%, 5/2/2007	15,000,000
771,000		Daphne, AL Special Care Facilities Financing Authority, (Series 1998-A) Weekly VRDNs (Presbyterian Retirement Corp.)/(AMBAC INS)/(Regions Bank, Alabama LIQ), 3.97%, 5/3/2007	771,000
6,000,000		Decatur, AL IDB, (Series 1998) Weekly VRDNs (Neo Industries, Inc.)/(Harris, N.A. LOC), 4.05%, 5/3/2007	6,000,000
3,000,000		Decatur, AL IDB, Revenue Refunding Bonds (Series 1993) Weekly VRDNs (Honeywell International, Inc.), 4.15%, 5/2/2007	3,000,000
175,000		Fort Payne, AL IDB Weekly VRDNs (Ovalstrapping, Inc.)/(U.S. Bank, N.A. LOC), 4.13%, 5/2/2007	175,000
3,225,000		Frisco, AL Industrial Development Board, (Series 2005) Weekly VRDNs (Standard Furniture Manufacturing Co., Inc.)/(RBC Centura Bank LOC), 4.03%, 5/3/2007	3,225,000
5,275,000		Gadsden, AL IDB, (Series 2000) Weekly VRDNs (Super Steel South LLC)/(LaSalle Bank Midwest, N.A. LOC), 3.93%, 5/2/2007	5,275,000
1,375,000		Huntsville, AL IDB Weekly VRDNs (Giles & Kendall, Inc.)/(Wachovia Bank N.A. LOC), 4.10%, 5/4/2007	1,375,000
130,000		Huntsville, AL IDB Weekly VRDNs (Giles & Kendall, Inc.)/(Wachovia Bank N.A. LOC), 4.10%, 5/4/2007	130,000
2,260,000		Huntsville, AL Public Park & Recreation Board, (Series 2002) Weekly VRDNs (YMCA of Metropolitan Huntsville)/(Wachovia Bank N.A. LOC), 4.00%, 5/4/2007	2,260,000
		SHORT-TERM MUNICIPALS--continued[1,2]
		Alabama--continued
$3,705,000		Huntsville, AL Special Care Facilities Financing Authority, Lease Revenue Bonds (Series 2005) Weekly VRDNs (Huntsville Rehabilitation Foundation)/(Wachovia Bank N.A. LOC), 4.00%, 5/3/2007	$3,705,000
1,000,000		Jacksonville, AL IDB, (Series 1994) Weekly VRDNs (Parker-Hannifin Corp.)/(Key Bank, N.A. LOC), 4.04%, 5/3/2007	1,000,000
1,360,000		Jefferson County, AL Economic & IDA, (Series 2006-A) Weekly VRDNs (Conversion Technologies LLC)/(First Commercial Bank, Birmingham, AL LOC), 4.02%, 5/3/2007	1,360,000
2,450,000		Jefferson County, AL Sewer System, (Series 2003B-7 Warrants) Weekly VRDNs (XL Capital Assurance Inc. INS)/(Lloyds TSB Bank PLC, London LIQ), 3.95%, 5/3/2007	2,450,000
8,620,000	[3,4]	Jefferson County, AL Sewer System, Floater Certificates (Series 2000-352) Weekly VRDNs (FGIC INS)/(Morgan Stanley LIQ), 3.97%, 5/3/2007	8,620,000
1,500,000		Jefferson County, AL Sewer System, Warrants (Series 2002 C-2) Weekly VRDNs (XL Capital Assurance Inc. INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.96%, 5/3/2007	1,500,000
3,800,000		Jefferson County, AL Sewer System, Warrants (Series 2002 C-3) Weekly VRDNs (XL Capital Assurance Inc. INS)/(Bank of America N.A. LIQ), 3.96%, 5/3/2007	3,800,000
1,000,000		Lauderdale County & Florence, AL Health Care Authority, (Series 1999-A), 5.00% Bonds (Coffee Health Group)/(MBIA Insurance Corp. INS), 7/1/2007	1,002,282
2,195,000		Legends Park Improvement District, AL, (Series 2002-A) Weekly VRDNs (Columbus Bank and Trust Co., GA LOC), 4.03%, 5/3/2007	2,195,000
3,700,000	[3,4]	Limestone County, AL Water Authority, PUTTERs (Series 1735) Weekly VRDNs (XL Capital Assurance Inc. INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.98%, 5/3/2007	3,700,000
10,000,000		Lincoln, AL IDA, Solid Waste Disposal Revenue Bonds (Series 2000) Weekly VRDNs (Honda Manufacturing of Alabama LLC)/(Bank of America N.A. LOC), 4.03%, 5/3/2007	10,000,000
2,140,000		Magnolia Ridge Improvement District, AL, (Series 2002) Weekly VRDNs (Wachovia Bank N.A. LOC), 4.05%, 5/4/2007	2,140,000
10,390,000	[3,4]	Mobile, AL Board of Water and Sewer Commissioners, Solar Eclipse (Series 2006-0109) Weekly VRDNs (MBIA Insurance Corp. INS)/(U.S. Bank, N.A. LIQ), 3.97%, 5/3/2007	10,390,000
850,000		Mobile, AL IDB, PCR (Series 1993B) Weekly VRDNs (Alabama Power Co.), 3.79%, 5/3/2007	850,000
7,615,000	[3,4]	Mobile, AL, Class A Certificates (Series 2002-197) Weekly VRDNs (AMBAC INS)/(Bear Stearns Cos., Inc. LIQ), 3.97%, 5/3/2007	7,615,000
915,000		Montgomery, AL IDB, (Series 1990-A) Weekly VRDNs (Industrial Partners)/(SunTrust Bank LOC), 4.03%, 5/2/2007	915,000
3,330,000		Montgomery, AL IDB, (Series 2001) Weekly VRDNs (Hager Hinge)/(U.S. Bank, N.A. LOC), 4.03%, 5/2/2007	3,330,000
1,705,000		Montgomery, AL IDB, (Series 2002) Weekly VRDNs (Norment Security Group, Inc.)/(PNC Bank, N.A. LOC), 4.04%, 5/3/2007	1,705,000
		SHORT-TERM MUNICIPALS--continued[1,2]
		Alabama--continued
$6,000,000		Montgomery, AL IDB, IDRBs (Series 1996) Weekly VRDNs (CSC Fabrication, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 4.20%, 5/3/2007	$6,000,000
2,890,000		Montgomery, AL IDB, IDRBs (Series 1996A) Weekly VRDNs (Jobs Co. LLC)/(Columbus Bank and Trust Co., GA LOC), 4.03%, 5/2/2007	2,890,000
2,975,000		Montgomery, AL Public Educational Building Authority, (Series 2006) Weekly VRDNs (Family Guidance Center of Alabama, Inc.)/(Columbus Bank and Trust Co., GA LOC), 4.00%, 5/3/2007	2,975,000
1,000,000		Montgomery, AL, School Warrants (Series 2007), 4.00% Bonds (XL Capital Assurance Inc. INS), 2/1/2008	1,002,534
180,000		Montgomery-Engelside, AL Medical Clinic Board, (Series 1999-A) Weekly VRDNs (Montgomery Surgical Center Ltd.)/(SunTrust Bank LOC), 4.13%, 5/3/2007	180,000
3,150,000		North Sumter, AL Solid Waste Disposal Authority, (Series 2003: Emelle) Weekly VRDNs (Waste Management, Inc.)/(Wachovia Bank N.A. LOC), 4.01%, 5/3/2007	3,150,000
825,000		Perry County, AL IDB, (Series 2001) Weekly VRDNs (Alabama Catfish Feedmill LLC)/(Regions Bank, Alabama LOC), 4.03%, 5/3/2007	825,000
2,505,000		Perry County, AL IDB, Revenue Bonds (Series 1998) Weekly VRDNs (Alabama Catfish Feedmill LLC)/(Regions Bank, Alabama LOC), 4.03%, 5/3/2007	2,505,000
260,000		Piedmont, AL IDB Weekly VRDNs (Industrial Partners)/(Wachovia Bank N.A. LOC), 4.13%, 5/2/2007	260,000
1,320,000		Shelby County, AL EDA Weekly VRDNs (Saginaw Pipe of Illinois, Inc.)/ (Regions Bank, Alabama LOC), 4.12%, 5/2/2007	1,320,000
1,615,000		Southeast Alabama Gas District, (Series 2006A), 4.00% Bonds (XL Capital Assurance Inc. INS), 6/1/2007	1,615,513
3,460,000		St. Clair County, AL IDB, (Series 1993) Weekly VRDNs (Ebsco Industries, Inc.)/(National Australia Bank Ltd., Melbourne LOC), 4.04%, 5/3/2007	3,460,000
1,430,000		Tallassee, AL IDB, (Series 1998) Weekly VRDNs (Milstead Farm Group, Inc.)/(Regions Bank, Alabama LOC), 4.15%, 5/3/2007	1,430,000
2,725,000		Tuscaloosa County, AL Park & Recreation Authority, (Series 2000) Weekly VRDNs (Regions Bank, Alabama LOC), 3.97%, 5/3/2007	2,725,000
5,000,000		Tuscaloosa County, AL Port Authority, (Series 2006: Midtown Village) Weekly VRDNs (Carlyle-Cypress Tuscaloosa I LLC)/(Compass Bank, Birmingham LOC), 4.00%, 5/3/2007	5,000,000
5,000,000	[3,4]	University of Alabama Board of Trustees, Hospital Revenue (PA-1412) Weekly VRDNs (University of Alabama at Birmingham)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.98%, 5/3/2007	5,000,000
12,685,000		Vestavia Hills, AL, (Series 2007-A), 3.98% BANs, 11/1/2007	12,694,800
660,000		Vincent, AL IDB Weekly VRDNs (Headquarters Partnership Project)/(National Australia Bank Ltd., Melbourne LOC), 3.96%, 5/3/2007	660,000
430,000		Vincent, AL IDB, (Series 1993) Weekly VRDNs (Ebsco Industries, Inc.)/(National Australia Bank Ltd., Melbourne LOC), 4.04%, 5/3/2007	430,000

		TOTAL	262,699,100

		SHORT-TERM MUNICIPALS--continued[1,2]
		Puerto Rico--2.3%
$6,000,000	[3,4]	Commonwealth of Puerto Rico, (MT-221), 3.60% TOBs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), Optional Tender 7/12/2007	$6,000,000

		TOTAL MUNICIPAL INVESTMENTS--102.1% (AT AMORTIZED COST)[5]	268,699,100

		OTHER ASSETS AND LIABILITIES--NET--(2.1)%	(5,477,559)

		TOTAL NET ASSETS--100%	$263,221,541

Securities that are subject to the federal alternative minimum tax (AMT) represent 40.9% of the portfolio as calculated based upon total market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO’s two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor’s, MIG-1 or MIG-2 by Moody’s Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At April 30, 2007, the portfolio securities were rated as follows:

Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier

100.0%	0.0%

2 Current rate and next reset date shown for Variable Rate Demand Notes.

3 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2007, these restricted securities amounted to $85,105,000, which represented 32.3% of total net assets.

4 Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees. At April 30, 2007, these liquid restricted securities amounted to $85,105,000, which represented 32.3% of total net assets.

5 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2007.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
EDA	--Economic Development Authority
FGIC	--Financial Guaranty Insurance Company
FNMA	--Federal National Mortgage Assurance
HFA	--Housing Finance Authority
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDRB(s)	--Industrial Development Revenue Bond(s)
INS	--Insured
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
MFH	--Multi-Family Housing
PCR	--Pollution Control Revenue
PUTTERs	--Puttable Tax-Exempt Receipts
TOBs	--Tender Option Bonds
TOPS	--Trust Obligations Participating Securities
VRDNs	--Variable Rate Demand Notes

SEE NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS

Statement of Assets and Liabilities

April 30, 2007 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$268,699,100
Cash		268,328
Income receivable		1,723,089
Receivable for shares sold		104,268
Prepaid expenses		12,984

TOTAL ASSETS		270, 807,769

Liabilities:
Payable for shares redeemed	$7,196,624
Income distribution payable	331,158
Payable for shareholder services fee (Note 4)	58,446

TOTAL LIABILITIES		7,586,228

Net assets for 263,166,166 shares outstanding		$263,221,541

Net Assets Consist of:
Paid-in capital		$263,166,166
Accumulated net realized gain on investments		55,270
Undistributed net investment income		105

TOTAL NET ASSETS		$263,221,541

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$263,221,541 ÷ 263,166,166 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2007 (unaudited)

Investment Income:
Interest			$5,234,244

Expenses:
Investment adviser fee (Note 4)		$661,552
Administrative personnel and services fee (Note 4)		112,792
Custodian fees		5,960
Transfer and dividend disbursing agent fees and expenses		26,759
Directors’/Trustees’ fees		1,602
Auditing fees		8,435
Legal fees		4,319
Portfolio accounting fees		34,505
Shareholder services fee (Note 4)		350,422
Share registration costs		17,334
Printing and postage		6,471
Insurance premiums		3,759
Miscellaneous		559

TOTAL EXPENSES		1,234,469

Waivers (Note 4):
Waiver of investment adviser fee	$(440,951)
Waiver of administrative personnel and services fee	(4,409)

TOTAL WAIVERS		(445,360)

Net expenses			789,109

Net investment income			4,445,135

Net realized gain on investments			55,029

Change in net assets resulting from operations			$4,500,164

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2007	Year Ended 10/31/2006

Increase (Decrease) in Net Assets
Operations:
Net investment income	$4,445,135	$7,849,502
Net realized gain on investments	55,029	18,513

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	4,500,164	7,868,015

Distributions to Shareholders:
Distributions from net investment income	(4,445,302)	(7,849,004)

Share Transactions:
Proceeds from sale of shares	264,585,867	599,884,346
Net asset value of shares issued to shareholders in payment of distributions declared	2,571,751	4,570,499
Cost of shares redeemed	(272,423,183)	(602,058,967)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(5,265,565)	2,395,878

Change in net assets	(5,210,703)	2,414,889

Net Assets:
Beginning of period	268,432,244	266,017,355

End of period (including undistributed net investment income of $105 and $272, respectively)	$263,221,541	$268,432,244

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2007 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 40 portfolios. The financial statements included herein are only those of Alabama Municipal Cash Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the income tax imposed by the state of Alabama consistent with stability of principal. Interest income from the Fund’s investments may be subject to the federal alternative minimum tax for individuals and corporations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Fund’s Board of Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

	Six Months Ended 4/30/2007	Year Ended 10/31/2006

Shares sold	264,585,867	599,884,346
Shares issued to shareholders in payment of distributions declared	2,571,751	4,570,499
Shares redeemed	(272,423,183)	(602,058,967)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(5,265,565)	2,395,878

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Effective February 28, 2007, Federated Investment Management Company, the Fund’s investment adviser (the “Adviser”), receives for its services an annual investment adviser fee equal to 0.40% of the Fund’s average daily net assets. Prior to February 28, 2007, the Adviser received a fee equal to 0.50% of the Fund’s average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2007, the Adviser voluntarily waived $440,951 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds

0.150%	on the first $5 billion

0.125%	on the next $5 billion

0.100%	on the next $10 billion

0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2007, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $4,409 of its fee.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund’s Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended April 30, 2007, FSSC did not receive any fees paid by the Fund.

Interfund Transactions

During the six months ended April 30, 2007, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $162,725,000 and $204,769,000, respectively.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

5. CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2007, 81.6% of the securities in the portfolio of investments is backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 11.6% of total investments.

6. LINE OF CREDIT

The Fund participates in a $150,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of April 30, 2007, there were no outstanding loans. During the six months ended April 30, 2007, the Fund did not utilize the LOC.

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, “Federated”), along with various investment companies sponsored by Federated (“Funds”) were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated’s first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission (“SEC”), the Office of the New York State Attorney General (“NYAG”), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys’ fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

8. RECENT ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006. Recent SEC guidance allows implementing FIN 48 in fund net asset value (NAV) calculations as late as a fund’s last NAV calculation in the first required financial statement reporting period. As a result, the Fund will adopt FIN 48 no later than April 30, 2008. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

In addition, in September 2006, FASB released Statement on Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157) which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund’s financial statement disclosures.

Evaluation and Approval of Advisory Contract

Alabama Municipal Cash Trust (the “Fund”)

The Fund’s Board reviewed the Fund’s investment advisory contract at meetings held in May 2006. The Board’s decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

Prior to the meeting, the Adviser had recommended that the Federated Funds appoint a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer appointed by the Funds has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below, which the Board considered, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser’s fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser’s cost of providing the services; the extent to which the Adviser may realize “economies of scale” as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser’s relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser’s services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for like services and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these considerations and was guided by them in its review of the Fund’s advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise the Senior Officer’s evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board’s formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board’s consideration of the advisory contract included review of the Senior Officer’s evaluation, accompanying data and additional reports covering such matters as: the Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund’s investment objectives; the Fund’s expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated’s responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board’s evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund’s performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund’s investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund’s ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund’s investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser’s investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated’s fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, and directed the preparation of independent reports, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups is of significance in judging the reasonableness of proposed fees.

During the year ending December 31, 2005, the Fund’s performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated’s subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds’ administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs and the lack of consensus on how to allocate those costs causes such allocation reports to be of questionable value. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board also reviewed profitability information for Federated and other publicly held fund management companies, provided by the Senior Officer, who noted the limited availability of such information, and concluded that Federated’s profit margins did not appear to be excessive.

The Senior Officer’s evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in the portfolio management and distribution efforts supporting all of the Federated funds and that the benefits of any economies, should they exist, were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated’s fund advisory services at this time.

During the year ending December 31, 2005, the Fund’s investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Board reviewed the fees, other expenses of the state-specific municipal cash trust funds and possible future reductions in gross advisory fees with the Adviser. The Board agreed to continuation of the Fund’s advisory contract, noting among other factors, the positive impact of fee waivers that caused total expenses to appear reasonable. The Senior Officer noted that Federated appeared to provide appropriate administrative services to the Fund for the fees currently paid. For 2005, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates was satisfactory and was satisfied that the overall expense structure of the Fund remained competitive.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser’s industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board’s approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were relevant to every Federated fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board’s decision to approve the contract reflects its determination that Federated’s performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

The Senior Officer also made recommendations relating to the organization and availability of data and verification of processes for purposes of implementing future evaluations which the Adviser has agreed to implement.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated’s website. Go to FederatedInvestors.com, select “Products,” select the “Prospectuses and Regulatory Reports” link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC’s website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated’s website at FederatedInvestors.com by clicking on “Portfolio Holdings” and selecting the name of the Fund, or by selecting the name of the Fund and clicking on “Portfolio Holdings.” You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Federated Securities Corp., Distributor

Cusip 60934N260

G01120-01 (6/07)

Federated is a registered mark of Federated Investors, Inc.
2007 © Federated Investors, Inc.

Federated Investors
World-Class Investment Manager

Arizona Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2007

Institutional Service Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,
	4/30/2007	2006	2005	2004	2003	2002

Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.015	0.028	0.017	0.006	0.006	0.011
Net realized gain (loss) on investments	0.000 [1]	0.000 [1]	(0.000)[1]	--	--	(0.000)[1]

TOTAL FROM INVESTMENT OPERATIONS	0.015	0.028	0.017	0.006	0.006	0.011

Less Distributions:
Distributions from net investment income	(0.015)	(0.028)	(0.017)	(0.006)	(0.006)	(0.011)
Distributions from net realized gain on investments	(0.000)[1]	--	--	--	--	--

TOTAL DISTRIBUTIONS	(0.015)	(0.028)	(0.017)	(0.006)	(0.006)	(0.011)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	1.52%	2.81%[3]	1.71%[4]	0.60%	0.64%	1.12%

Ratios to Average Net Assets:

Net expenses	0.64%[5]	0.61%	0.60%	0.64%	0.64%	0.64%

Net investment income	3.04%[5]	2.73%	1.74%	0.58%	0.65%	1.10%

Expense waiver/reimbursement[6]	0.41%[5]	0.47%	0.51%	0.50%	0.40%	0.36%

Supplemental Data:

Net assets, end of period (000 omitted)	$76,409	$77,258	$108,332	$58,032	$83,596	$109,815

1 Represents less than $0.001.

2 Based on net asset value. Total returns for periods of less than one year are not annualized.

3 During the period, the Fund was reimbursed by the shareholder services provider, which had an impact of 0.03% on the total return. (See Notes to Financial Statements, Note 4.)

4 During the period, the Fund was reimbursed by the shareholder services provider, which had an impact of 0.02% on the total return.

5 Computed on an annualized basis.

6 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2006 to April 30, 2007.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 11/1/2006	Ending Account Value 4/30/2007	Expenses Paid During Period	[1]

Actual	$1,000	$1,015.20	$3.20

Hypothetical (assuming a 5% return before expenses)	$1,000	$1,021.62	$3.21

1 Expenses are equal to the Fund’s annualized net expense ratio of 0.64%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Portfolio of Investments Summary Tables

At April 30, 2007, the Fund’s portfolio composition1 was as follows:

Percentage of Total Net Assets

Variable Rate Instruments	81.3%

Municipal Notes	18.5%

Commercial Paper	5.2%

Other Assets and Liabilities--Net[2]	(5.0)%

TOTAL	100.0%

At April 30, 2007, the Fund’s effective maturity schedule3 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets

1-7 Days	81.3%

8-30 Days	0.0%

31-90 Days	17.4%

91-180 Days	5.3%

181 Days or more	1.0%

Other Assets and Liabilities--Net[2]	(5.0)%

TOTAL	100.0%

1 See the Fund’s Prospectus and Statement of Additional Information for a description of these investments.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

April 30, 2007 (unaudited)

Principal Amount			Value

		SHORT-TERM MUNICIPALS--105.0%[1,2]
		Arizona--105.0%
$750,000		Apache County, AZ IDA, 1983 (Series A) Weekly VRDNs (Tucson Electric Power Co.)/(Credit Suisse, Zurich LOC), 3.950%, 5/2/2007	$750,000
3,710,000		Arizona Health Facilities Authority Weekly VRDNs (University Physicians, Inc.)/ (JPMorgan Chase Bank, N.A. LOC), 4.110%, 5/3/2007	3,710,000
3,750,000	[3,4]	Arizona Health Facilities Authority, (MT-383) Weekly VRDNs (Phoenix Children’s Hospital)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 4.000%, 5/3/2007	3,750,000
3,250,000		Arizona Health Facilities Authority, (Series 2006) Weekly VRDNs (La Loma Village)/(Citibank NA, New York LOC), 3.970%, 5/3/2007	3,250,000
4,000,000		Arizona School District, COP (Series 2006), 4.50% TANs, 7/30/2007	4,008,696
1,000,000		Arizona Tourism & Sports Authority, (Series 2005A) Weekly VRDNs (AMBAC INS)/(Royal Bank of Canada, Montreal LIQ), 3.950%, 5/2/2007	1,000,000
3,780,000	[3,4]	Chandler, AZ, Floater Certificates (Series 2006-1648) Weekly VRDNs (Morgan Stanley LIQ), 3.970%, 5/3/2007	3,780,000
7,221,000		Flagstaff, AZ, (Series 1999) Weekly VRDNs (Joy Cone Co.)/(Citizens Bank of Pennsylvania LOC), 4.130%, 5/3/2007	7,221,000
4,000,000		Glendale, AZ IDA, 3.65% CP (Midwestern University)/(Wells Fargo Bank, N.A. LOC), Mandatory Tender 6/6/2007	4,000,000
4,325,000		Maricopa County, AZ Unified School District No. 11, 3.75% Bonds (MBIA Insurance Corp. INS), 7/1/2007	4,325,433
5,610,000		Maricopa County, AZ, IDA, (Series 1999) Weekly VRDNs (Redman Homes, Inc.)/(Credit Suisse, Zurich LOC), 4.040%, 5/3/2007	5,610,000
500,000		Maricopa County, AZ, IDA, MFH Revenue Bonds (Series 2002) Weekly VRDNs (San Remo Apartments LP)/(FNMA LOC), 3.980%, 5/3/2007	500,000
3,600,000	[3,4]	Phoenix, AZ Civic Improvement Corp., PZ-113 Weekly VRDNs (FGIC INS)/ (Merrill Lynch & Co., Inc. LIQ), 3.990%, 5/3/2007	3,600,000
965,000		Phoenix, AZ IDA, (Series 1998) Weekly VRDNs (Standard Printing Co., Inc.)/ (JPMorgan Chase Bank, N.A. LOC), 4.200%, 5/3/2007	965,000
2,050,000		Phoenix, AZ IDA, (Series 2000) Weekly VRDNs (MechoShade West, Inc.)/ (JPMorgan Chase Bank, N.A. LOC), 4.060%, 5/3/2007	2,050,000
1,485,000		Phoenix, AZ IDA, (Series 2002) Weekly VRDNs (Jewell McFarland Lewis Fresh Start Women’s Resource Center)/(Bank of America N.A. LOC), 3.950%, 5/3/2007	1,485,000
5,000,000	[3,4]	Phoenix, Maricopa County, Pima County, AZ IDA, RBC Floater Certificates (Series I-25) Weekly VRDNs (GNMA COL)/(Royal Bank of Canada, Montreal LIQ), 4.000%, 5/3/2007	5,000,000
2,225,000	[3,4]	Pima County, AZ IDA, RBC Floater Certificates (Series I-8) Weekly VRDNs (Christian Care of Tuscon, Inc.)/(Royal Bank of Canada, Montreal LIQ)/(FNMA LOC), 3.970%, 5/3/2007	2,225,000
		SHORT-TERM MUNICIPALS--continued[1],2
		Arizona--continued
$2,000,000	[3,4]	Pinal County, AZ Electrical District No. 3, MACON Trust (Series 2006 U-1) Weekly VRDNs (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 3.970%, 5/3/2007	$2,000,000
2,100,000		Pinal County, AZ IDA, (Series 2002) Weekly VRDNs (D.A. Holdings LLC)/ (Wells Fargo Bank, N.A. LOC), 4.060%, 5/3/2007	2,100,000
3,050,000		Pinal County, AZ IDA, (Series 2002) Weekly VRDNs (Milky Way Dairy LLC)/ (Rabobank Nederland, Utrecht LOC), 4.010%, 5/3/2007	3,050,000
1,630,000		Pinal County, AZ IDA, (Series 2005) Weekly VRDNs (Three C Eloy LLC)/ (Bank of America N.A. LOC), 4.020%, 5/3/2007	1,630,000
1,175,000		Pinal County, AZ IDA, (Series 2006) Weekly VRDNs (Three C Eloy LLC)/ (Bank of America N.A. LOC), 4.020%, 5/3/2007	1,175,000
1,120,000	[3,4]	Salt River Project, AZ Agricultural Improvement & Power District, ROCs (Series 9019) Weekly VRDNs (Citigroup, Inc. LIQ), 3.980%, 5/3/2007	1,120,000
4,000,000	[3,4]	Scottsdale, AZ Municipal Property Corp. Excise Tax, Floater Certificates (Series 2006-1523), 3.83% TOBs (Rabobank Nederland, Utrecht LIQ), Optional Tender 5/31/2007	4,000,000
3,345,000		Sierra Vista, AZ IDA, (Series 2001A) Weekly VRDNs (Mountain Steppes Properties LLC)/(FNMA LOC), 3.970%, 5/3/2007	3,345,000
1,390,000		Tempe, AZ IDA, (Series 2002C) Weekly VRDNs (Friendship Village of Tempe)/(LaSalle Bank, N.A. LOC), 3.970%, 5/3/2007	1,390,000
750,000		Tucson, AZ Airport Authority, (Series 2006), 4.25% Bonds (MBIA Insurance Corp. INS), 12/1/2007	752,987
1,000,000		Tucson, AZ Street & Highway, 4.50% Bonds (AMBAC INS), 7/1/2007	1,001,523
1,400,000	[3,4]	Yuma & LaPaz Counties, AZ Community College District, MERLOTS (Series 2006-C2) Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), 3.990%, 5/2/2007	1,400,000

		TOTAL MUNICIPAL INVESTMENTS--105.0% (AT AMORTIZED COST)5	80,194,639

		OTHER ASSETS AND LIABILITIES--NET--(5.0)%	(3,786,039)

		TOTAL NET ASSETS--100%	$76,408,600

Securities that are subject to the federal alternative minimum tax (AMT) represent 37.5% of the portfolio as calculated based upon total market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO’s two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor’s, MIG-1 or MIG-2 by Moody’s Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security:

At April 30, 2007, the portfolio securities were rated as follows:

Tier Rating Percentages Based On Total Market Value

First Tier	Second Tier

100.0%	0.0%

2 Current rate and next reset date shown for Variable Rate Demand Notes.

3 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2007, these restricted securities amounted to $26,875,000, which represented 35.2% of total net assets.

4 Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees. At April 30, 2007, these liquid restricted securities amounted to $26,875,000, which represented 35.2% of total net assets.

5 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2007.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
COL	--Collateralized
COP	--Certificate of Participation
CP	--Commercial Paper
FGIC	--Financial Guaranty Insurance Company
FNMA	--Federal National Mortgage Association
GNMA	--Government National Mortgage Association
IDA	--Industrial Development Authority
INS	--Insured
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
MFH	--Multi-Family Housing
ROCs	--Reset Option Certificates
TANs	--Tax Anticipation Notes
TOBs	--Tender Option Bonds
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2007 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$80,194,639
Cash		19,239
Income receivable		532,592
Receivable for shares sold		48,839
Prepaid expenses		10,130

TOTAL ASSETS		80,805,439

Liabilities:
Payable for investments purchased	$4,328,586
Payable for shares redeemed	48,872
Income distribution payable	2,707
Payable for Directors’/Trustees’ fees	167
Payable for shareholder services fee (Note 4)	16,507

TOTAL LIABILITIES		4,396,839

Net assets for 76,357,789 shares outstanding		$76,408,600

Net Assets Consist of:
Paid-in capital		$76,357,789
Accumulated net realized gain on investments		51,271
Distributions in excess of net investment income		(460)

TOTAL NET ASSETS		$76,408,600

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$76,408,600 ÷ 76,357,789 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2007 (unaudited)

Investment Income:
Interest			$1,609,978

Expenses:
Investment adviser fee (Note 4)		$204,738
Administrative personnel and services fee (Note 4)		74,384
Custodian fees		2,569
Transfer and dividend disbursing agent fees and expenses		18,455
Directors’/Trustees’ fees		425
Auditing fees		8,435
Legal fees		4,096
Portfolio accounting fees		21,232
Shareholder services fee (Note 4)		106,663
Share registration costs		11,272
Printing and postage		5,977
Insurance premiums		3,333
Miscellaneous		245

TOTAL EXPENSES		461,824

Waivers (Note 4):
Waiver of investment adviser fee	$(168,097)
Waiver of administrative personnel and services fee	(11,960)

TOTAL WAIVERS		(180,057)

Net expenses			281,767

Net investment income			1,328,211

Net realized gain on investments			52,113

Change in net assets resulting from operations			$1,380,324

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2007	Year Ended 10/31/2006

Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,328,211	$2,647,691
Net realized gain on investments	52,113	3,074

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,380,324	2,650,765

Distributions to Shareholders:
Distributions from net investment income	(1,328,631)	(2,647,610)
Distributions from net realized gain on investments	(2,133)	--

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,330,764)	(2,647,610)

Share Transactions:
Proceeds from sale of shares	308,612,673	515,998,220
Net asset value of shares issued to shareholders in payment of distributions declared	1,286,065	2,469,242
Cost of shares redeemed	(310,797,615)	(549,544,782)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(898,877)	(31,077,320)

Change in net assets	(849,317)	(31,074,165)

Net Assets:
Beginning of period	77,257,917	108,332,082

End of period (including distributions in excess of net investment income of $(460) and $(40), respectively)	$76,408,600	$77,257,917

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2007 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 40 portfolios. The financial statements included herein are only those of Arizona Municipal Cash Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers one class of shares: Institutional Service Shares. The investment objective of the Fund is to provide current income exempt from federal regular income tax and Arizona income taxes consistent with stability of principal and liquidity. Interest income from the Fund’s investments may be subject to the federal alternative minimum tax for individuals and corporations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Fund’s Board of Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

	Six Months Ended 4/30/2007	Year Ended 10/31/2006

Shares sold	308,612,673	515,998,220
Shares issued to shareholders in payment of distributions declared	1,286,065	2,469,242
Shares redeemed	(310,797,615)	(549,544,782)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(898,877)	(31,077,320)

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Effective February 28, 2007, Federated Investment Management Company, the Fund’s investment adviser (the “Adviser”), receives for its services an annual investment adviser fee equal to 0.40% of the Fund’s average daily net assets. Prior to February 28, 2007, the Adviser received a fee equal to 0.50% of the Fund’s average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2007, the Adviser voluntarily waived $168,097 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds

0.150%	on the first $5 billion

0.125%	on the next $5 billion

0.100%	on the next $10 billion

0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2007, the net fee paid to FAS was 0.143% of average daily net assets of the Fund. FAS waived $11,960 of its fee.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund’s Institutional Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended April 30, 2007, FSSC did not receive any fees paid by the Fund.

Commencing on August 1, 2005, and continuing though May 3, 2006, FSSC reimbursed daily a portion of the shareholder services fee. This reimbursement resulted from an administrative delay in the implementation of contractual terms of shareholder service fee agreements. The reimbursement amounted to $32,045 for the year ended October 31, 2006.

Interfund Transactions

During the six months ended April 30, 2007, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $175,745,000 and $205,975,000, respectively.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

5. CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2007, 77.7% of the securities in the portfolio of investments is backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 9.0% of total investments.

6. LINE OF CREDIT

The Fund participates in a $150,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of April 30, 2007, there were no outstanding loans. During the six months ended April 30, 2007, the Fund did not utilize the LOC.

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, “Federated”), along with various investment companies sponsored by Federated (“Funds”) were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated’s first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission (“SEC”), the Office of the New York State Attorney General (“NYAG”), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys’ fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

8. RECENT ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006. Recent SEC guidance allows implementing FIN 48 in fund net asset value (NAV) calculations as late as a fund’s last NAV calculation in the first required financial statement reporting period. As a result, the Fund will adopt FIN 48 no later than April 30, 2008. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

In addition, in September 2006, FASB released Statement on Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157) which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund’s financial statement disclosures.

Evaluation and Approval of Advisory Contract

ARIZONA MUNICIPAL CASH TRUST (THE “FUND”)

The Fund’s Board reviewed the Fund’s investment advisory contract at meetings held in May 2006. The Board’s decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

Prior to the meeting, the Adviser had recommended that the Federated Funds appoint a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer appointed by the Funds has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below, which the Board considered, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser’s fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser’s cost of providing the services; the extent to which the Adviser may realize “economies of scale” as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser’s relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser’s services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for like services and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these considerations and was guided by them in its review of the Fund’s advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise the Senior Officer’s evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board’s formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board’s consideration of the advisory contract included review of the Senior Officer’s evaluation, accompanying data and additional reports covering such matters as: the Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund’s investment objectives; the Fund’s expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated’s responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board’s evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund’s performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund’s investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund’s ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund’s investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser’s investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated’s fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, and directed the preparation of independent reports, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups is of significance in judging the reasonableness of proposed fees.

During the year ending December 31, 2005, the Fund’s performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated’s subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds’ administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs and the lack of consensus on how to allocate those costs causes such allocation reports to be of questionable value. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board also reviewed profitability information for Federated and other publicly held fund management companies, provided by the Senior Officer, who noted the limited availability of such information, and concluded that Federated’s profit margins did not appear to be excessive.

The Senior Officer’s evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in the portfolio management and distribution efforts supporting all of the Federated funds and that the benefits of any economies, should they exist, were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated’s fund advisory services at this time.

During the year ending December 31, 2005, the Fund’s investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Board reviewed the fees, other expenses of the state-specific municipal cash trust funds and possible future reductions in gross advisory fees with the Adviser. The Board agreed to continuation of the Fund’s advisory contract, noting among other factors, the positive impact of fee waivers that caused total expenses to appear reasonable. The Senior Officer noted that Federated appeared to provide appropriate administrative services to the Fund for the fees currently paid. For 2005, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates was satisfactory and was satisfied that the overall expense structure of the Fund remained competitive.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser’s industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board’s approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were relevant to every Federated fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board’s decision to approve the contract reflects its determination that Federated’s performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

The Senior Officer also made recommendations relating to the organization and availability of data and verification of processes for purposes of implementing future evaluations which the Adviser has agreed to implement.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated’s website. Go to FederatedInvestors.com, select “Products,” select the “Prospectuses and Regulatory Reports” link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC’s website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated’s website at FederatedInvestors.com by clicking on “Portfolio Holdings” and selecting the name of the Fund, or by selecting the name of the Fund and clicking on “Portfolio Holdings.” You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Federated Securities Corp., Distributor

Cusip 60934N450

G02372-04 (6/07)

Federated is a registered mark of Federated Investors, Inc.
2007 © Federated Investors, Inc.

Federated
World-Class Investment Manager

California Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2007

Institutional Service Shares
Institutional Shares
Cash II Shares
Institutional Capital Shares
Cash Series Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights -Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended October 31,
	4/30/2007		2006	2005		2004		2003	2002
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00
Income From Investment Operations:
Net investment income	0.015		0.028	0.017		0.007		0.007	0.010
Net realized gain (loss) on investments	0.000	[1]	0.000 [1]	(0.000	) [1]	(0.000	) [1]	0.000 [1]	(0.000	) [1]
TOTAL FROM INVESTMENT OPERATIONS	0.015		0.028	0.017		0.007		0.007	0.010
Less Distributions:
Distributions from net investment income	(0.015)		(0.028)	(0.017)		(0.007)		(0.007)	(0.010)
Distributions from net realized gain on investments	(0.000	) [1]	--	--		--		--	--
TOTAL DISTRIBUTIONS	(0.015)		(0.028)	(0.017)		(0.007)		(0.007)	(0.010)
Net Asset Value, End of Period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00
Total Return [2]	1.54%		2.85%	1.72	% [3]	0.66%		0.68%	1.05%

Ratios to Average Net Assets:
Net expenses	0.50	% [4]	0.50%	0.50%		0.50%		0.50%	0.50%
Net investment income	3.06	% [4]	2.80%	1.71%		0.66%		0.66%	1.04%
Expense waiver/reimbursement [5]	0.35	% [4]	0.39%	0.39%		0.40%		0.40%	0.38%
Supplemental Data:
Net assets, end of period (000 omitted)	$705,771		$860,376	$895,883		$731,846		$761,556	$577,402

1 Represents less than $0.001.

2 Based on net asset value. Total returns for periods of less than one year are not annualized.

3 During the period, the Fund was reimbursed by the shareholder services provider, which had an impact of 0.01% on the total return.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended October 31,
	4/30/2007		2006	2005		2004		2003	2002
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00
Income From Investment Operations:
Net investment income	0.016		0.031	0.019		0.009		0.009	0.013
Net realized gain (loss) on investments	0.000	[1]	0.000 [1]	(0.000	) [1]	(0.000	) [1]	0.000 [1]	(0.000	) [1]
TOTAL FROM INVESTMENT OPERATIONS	0.016		0.031	0.019		0.009		0.009	0.013
Less Distributions:
Distributions from net investment income	(0.016)		(0.031)	(0.019)		(0.009)		(0.009)	(0.013)
Distributions from net realized gain on investments	(0.000	) [1]	--	--		--		--	--
TOTAL DISTRIBUTIONS	(0.016)		(0.031)	(0.019)		(0.009)		(0.009)	(0.013)
Net Asset Value, End of Period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00
Total Return [2]	1.66%		3.10%	1.96%		0.91%		0.93%	1.30%

Ratios to Average Net Assets:
Net expenses	0.25	% [3]	0.25%	0.25%		0.25%		0.25%	0.25%
Net investment income	3.31	% [3]	3.08%	2.06%		0.91%		0.92%	1.29%
Expense waiver/reimbursement [4]	0.35	% [3]	0.49%	0.65%		0.65%		0.65%	0.63%
Supplemental Data:
Net assets, end of period (000 omitted)	$798,264		$742,268	$519,277		$253,407		$235,223	$238,836

1 Represents less than $0.001.

2 Based on net asset value. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Cash II Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended October 31,
	4/30/2007		2006	2005		2004		2003	2002
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00
Income From Investment Operations:
Net investment income	0.014		0.027	0.015		0.005		0.005	0.009
Net realized gain (loss) on investments	0.000	[1]	0.000 [1]	(0.000	) [1]	(0.000	) [1]	0.000 [1]	(0.000	) [1]
TOTAL FROM INVESTMENT OPERATIONS	0.014		0.027	0.015		0.005		0.005	0.009
Less Distributions:
Distributions from net investment income	(0.014)		(0.027)	(0.015)		(0.005)		(0.005)	(0.009)
Distributions from net realized gain on investments	(0.000	) [1]	--	--		--		--	--
TOTAL DISTRIBUTIONS	(0.014)		(0.027)	(0.015)		(0.005)		(0.005)	(0.009)
Net Asset Value, End of Period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00
Total Return [2]	1.46%		2.69%	1.56%		0.51%		0.53%	0.90%

Ratios to Average Net Assets:
Net expenses	0.65	% [3]	0.65%	0.65%		0.65%		0.65%	0.65%
Net investment income	2.91	% [3]	2.66%	1.53%		0.51%		0.53%	0.88%
Expense waiver/reimbursement [4]	0.40	% [3]	0.44%	0.44%		0.45%		0.45%	0.43%
Supplemental Data:
Net assets, end of period (000 omitted)	$222,785		$269,635	$239,395		$234,964		$232,288	$259,540

1 Represents less than $0.001.

2 Based on net asset value. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Institutional Capital Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended	Period Ended
	4/30/2007		10/31/2006	10/31/2005	[1]
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00
Income From Investment Operations:
Net investment income	0.016		0.030	0.016
Net realized gain (loss) on investments	0.000	[2]	0.000 [2]	(0.000	) [2]
TOTAL FROM INVESTMENT OPERATIONS	0.016		0.030	0.016
Less Distributions:
Distributions from net investment income	(0.016)		(0.030)	(0.016)
Distributions from net realized gain on investments	(0.000	) [2]	--	--
TOTAL DISTRIBUTIONS	(0.016)		(0.030)	(0.016)
Net Asset Value, End of Period	$1.00		$1.00	$1.00
Total Return [3]	1.64%		3.05%	1.61%

Ratios to Average Net Assets:
Net expenses	0.30	% [4]	0.30%	0.30	% [4]
Net investment income	3.26	% [4]	3.05%	2.18	% [4]
Expense waiver/reimbursement [5]	0.35	% [4]	0.50%	0.59	% [4]
Supplemental Data:
Net assets, end of period (000 omitted)	$351,477		$284,415	$155,745

1 Reflects operations for the period from January 18, 2005 (date of initial public investment) to October 31, 2005.

2 Represents less than $0.001.

3 Based on net asset value. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Cash Series Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended	Period Ended
	4/30/2007		10/31/2006	10/31/2005	[1]
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00
Income From Investment Operations:
Net investment income	0.013		0.023	0.011
Net realized gain (loss) on investments	0.000	[2]	0.000 [2]	(0.000	) [2]
TOTAL FROM INVESTMENT OPERATIONS	0.013		0.023	0.011
Less Distributions:
Distributions from net investment income	(0.013)		(0.023)	(0.011)
Distributions from net realized gain on investments	(0.000	) [2]	--	--
TOTAL DISTRIBUTIONS	(0.013)		(0.023)	(0.011)
Net Asset Value, End of Period	$1.00		$1.00	$1.00
Total Return [3]	1.29%		2.34%	1.06%

Ratios to Average Net Assets:
Net expenses	1.00	% [4]	1.00%	1.00	% [4]
Net investment income	2.56	% [4]	2.29%	1.48	% [4]
Expense waiver/reimbursement [5]	0.45	% [4]	0.49%	0.50	% [4]
Supplemental Data:
Net assets, end of period (000 omitted)	$114,916		$128,514	$174,437

1 Reflects operations for the period from January 18, 2005 (date of initial public investment) to October 31, 2005.

2 Represents less than $0.001.

3 Based on net asset value. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statement

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2006 to April 30, 2007.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 11/1/2006	Ending Account Value 4/30/2007	Expenses Paid During Period [1]
Actual:
Institutional Service Shares	$1,000	$1,015.40	$2.50
Institutional Shares	$1,000	$1,016.60	$1.25
Cash II Shares	$1,000	$1,014.60	$3.25
Institutional Capital Shares	$1,000	$1,016.40	$1.50
Cash Series Shares	$1,000	$1,012.90	$4.99
Hypothetical (assuming a 5% return before expenses):
Institutional Service Shares	$1,000	$1,022.32	$2.51
Institutional Shares	$1,000	$1,023.55	$1.25
Cash II Shares	$1,000	$1,021.57	$3.26
Institutional Capital Shares	$1,000	$1,023.31	$1.51
Cash Series Shares	$1,000	$1,019.84	$5.01

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Institutional Service Shares	0.50%
Institutional Shares	0.25%
Cash II Shares	0.65%
Institutional Capital Shares	0.30%
Cash Series Shares	1.00%

Portfolio of Investments Summary Tables

At April 30, 2007, the Fund's portfolio composition 1 was as follows:

Percentage of Total Net Assets
Variable Rate Instruments	68.6%
Commercial Paper	18.9%
Municipal Notes	12.1%
Other Assets and Liabilities--Net [2]	0.4%
TOTAL	100.0%

At April 30, 2007, the Fund's effective maturity schedule 3 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	69.0%
8-30 Days	4.1%
31-90 Days	17.2%
91-180 Days	8.8%
181 Days or more	0.5%
Other Assets and Liabilities--Net [2]	0.4%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of these investments.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

April 30, 2007 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--99.6% [1,2]
		California--92.6%
$8,815,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 1998) Weekly VRDNs (The Harker School Foundation)/(U.S. Bank, N.A. LOC), 3.840%, 5/2/2007	$8,815,000
2,000,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2002A) Weekly VRDNs (Hamlin School)/(BNP Paribas SA LOC), 3.860%, 5/3/2007	2,000,000
10,145,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2004) Weekly VRDNs (On Lok: Senior Health Services/Community Housing, Inc.)/(Bank of America N.A. LOC), 3.890%, 5/3/2007	10,145,000
11,500,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2005) Weekly VRDNs (Air Force Village West, Inc.)/(KBC Bank N.V. LOC), 3.890%, 5/3/2007	11,500,000
5,000,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2005) Weekly VRDNs (Francis Parker School)/(Bank of New York LOC), 3.860%, 5/3/2007	5,000,000
3,000,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2005) Weekly VRDNs (Institute for Defense Analyses)/(AMBAC INS)/(Wachovia Bank N.A. LIQ), 3.940%, 5/3/2007	3,000,000
12,305,000	[3,4]	ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2006) Weekly VRDNs (Our Lady of Fatima Villa, Inc.)/(KBC Bank N.V. LOC), 3.890%, 5/3/2007	12,305,000
2,000,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series A: Tranche Two) Weekly VRDNs (San Francisco University High School)/(Allied Irish Banks PLC LOC), 3.860%, 5/3/2007	2,000,000
3,400,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 1999) Weekly VRDNs (Marin Academy)/(Allied Irish Banks PLC LOC), 4.030%, 5/2/2007	3,400,000
14,000,000	[3,4]	ABN AMRO MuniTOPS Certificates Trust (California Non-AMT)/ (Series 1999-7) Weekly VRDNs (Los Angeles, CA Unified School District)/ (MBIA Insurance Corp. INS)/(ABN AMRO Bank NV, Amsterdam LIQ), 3.940%, 5/3/2007	14,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		California--continued
$19,330,000	[3,4]	ABN AMRO MuniTOPS Certificates Trust (California Non-AMT) Series 2002-11, 3.80% TOBs (North Orange County, CA Community College District)/(MBIA Insurance Corp. INS)/(ABN AMRO Bank NV, Amsterdam LIQ), Optional Tender 6/14/2007	$19,330,000
2,500,000	[3,4]	Alameda Corridor Transportation Authority, CA, Floater Certificates (Series 1513) Weekly VRDNs (MBIA Insurance Corp. INS)/(Morgan Stanley LIQ), 3.820%, 5/3/2007	2,500,000
8,995,000	[3,4]	Bay Area Infrastructure Financing Authority, CA, Class A Certificates (Series 2007-287) Weekly VRDNs (FGIC INS)/(Bear Stearns Cos., Inc. LIQ), 3.920%, 5/3/2007	8,995,000
12,745,000	[3,4]	California Educational Facilities Authority, Floater Certificates (Series 2000-487) Weekly VRDNs (Stanford University)/(Morgan Stanley LIQ), 3.910%, 5/3/2007	12,745,000
10,745,000		California Health Facilities Financing Authority, (Series 1998) Weekly VRDNs (Southern California Presbyterian Homes)/(MBIA Insurance Corp. INS)/(Bank of America N.A. LIQ), 3.890%, 5/2/2007	10,745,000
10,995,000	[3,4]	California Health Facilities Financing Authority, (Series 1998-CMC6) Weekly VRDNs (Kaiser Permanente)/(FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.900%, 5/2/2007	10,995,000
8,500,000	[3,4]	California Health Facilities Financing Authority, (Series 2004 FR/RI-F8J) Weekly VRDNs (Catholic Healthcare West)/(Lehman Brothers Holdings, Inc. SWP), 3.990%, 5/2/2007	8,500,000
22,500,000		California Health Facilities Financing Authority, (Series 2006E), 3.54% CP (Kaiser Permanente), Mandatory Tender 7/11/2007	22,500,000
32,000,000		California Health Facilities Financing Authority, (Series 2006E), 3.60% CP (Kaiser Permanente), Mandatory Tender 8/9/2007	32,000,000
1,925,000	[3,4]	California Health Facilities Financing Authority, ROCs (Series 603CE) Weekly VRDNs (Cedars-Sinai Medical Center)/(Citibank N.A., New York LIQ)/(Citibank N.A., New York LOC), 3.950%, 5/3/2007	1,925,000
7,900,000		California Infrastructure & Economic Development Bank, (Series 2003A) Weekly VRDNs (SRI International)/(Wells Fargo Bank, N.A. LOC), 3.870%, 5/3/2007	7,900,000
3,000,000		California Infrastructure & Economic Development Bank, (Series 2006) Weekly VRDNs (Le Lycee Francais de Los Angeles)/(Mellon Bank N.A., Pittsburgh LOC), 3.830%, 5/3/2007	3,000,000
3,500,000		California Infrastructure & Economic Development Bank, (Series 2006) Weekly VRDNs (Westmark School)/(Bank of New York LOC), 3.880%, 5/3/2007	3,500,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		California--continued
$3,694,000	[3,4]	California Infrastructure & Economic Development Bank, Floater Certificates (Series 2006-1504) Weekly VRDNs (United States Treasury COL)/(Morgan Stanley LIQ), 3.910%, 5/3/2007	$3,694,000
5,500,000		California PCFA, (Series 1996E) Daily VRDNs (Pacific Gas & Electric Co.)/(JPMorgan Chase Bank, N.A. LOC), 3.960%, 5/1/2007	5,500,000
4,100,000		California PCFA, (Series 1996F) Daily VRDNs (Pacific Gas & Electric Co.)/(JPMorgan Chase Bank, N.A. LOC), 3.960%, 5/1/2007	4,100,000
5,750,000		California PCFA, (Series 2005A) Weekly VRDNs (Arcata Community Recycling Center, Inc.)/(CALSTRS (California State Teachers' Retirement System) LOC), 3.880%, 5/3/2007	5,750,000
3,300,000	[3,4]	California State Department of Water Resources Power Supply Program, (PT-748) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.970%, 5/3/2007	3,300,000
8,910,000	[3,4]	California State Public Works Board, Variable Rate Certificates (Series 2000B) Weekly VRDNs (Regents of University of California)/ (MBIA Insurance Corp. INS)/(Bank of America N.A. LIQ), 3.930%, 5/3/2007	8,910,000
10,995,000	[3,4]	California State, (MT-145), 3.60% TOBs (MBIA Insurance Corp. INS)/ (BNP Paribas SA LIQ), Optional Tender 11/8/2007	10,995,000
5,000,000	[3,4]	California State, (PA -1164) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.970%, 5/3/2007	5,000,000
11,390,000	[3,4]	California State, (PA-1396) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.960%, 5/3/2007	11,390,000
9,775,000	[3,4]	California State, (PT-3487) Weekly VRDNs (FSA INS)/(Merrill Lynch & Co., Inc. LIQ), 3.940%, 5/3/2007	9,775,000
9,110,000	[3,4]	California State, (PT-3574) Weekly VRDNs (MBIA Insurance Corp. INS)/ (Merrill Lynch & Co., Inc. LIQ), 3.930%, 5/3/2007	9,110,000
5,000,000		California State, (Series 2003C-3) Weekly VRDNs (Bank of America N.A., Bank of Nova Scotia, Toronto and Landesbank Hessen-Thueringen (GTD) LOCs), 3.840%, 5/3/2007	5,000,000
10,115,000		California State, (Series 2004 A-5) Daily VRDNs (CALSTRS (California State Teachers' Retirement System) and Citibank N.A., New York LOCs), 4.050%, 5/1/2007	10,115,000
23,700,000		California State, (Series 2004 B-6) Weekly VRDNs (Citibank N.A., New York, National Australia Bank Ltd., Melbourne and State Street Bank and Trust Co. LOCs), 3.840%, 5/3/2007	23,700,000
31,410,000	[3,4]	California State, (Series 2006 FR/RI-FP3) Weekly VRDNs (Lehman Brothers Holdings, Inc. SWP), 3.990%, 5/2/2007	31,410,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		California--continued
$14,850,000		California State, Economic Recovery Bonds, (Series 2004C-21) Weekly VRDNs (California State Fiscal Recovery Fund)/(XL Capital Assurance Inc. INS)/(Dexia Credit Local LIQ), 3.840%, 5/2/2007	$14,850,000
735,000		California State, Economic Recovery Bonds, (Series 2004C-4) Daily VRDNs (California State Fiscal Recovery Fund)/(JPMorgan Chase Bank, N.A. LIQ), 3.930%, 5/1/2007	735,000
8,200,000		California State, GO Tax Exempt Notes, 3.55% CP, Mandatory Tender 5/24/2007	8,200,000
9,000,000		California State, GO Tax Exempt Notes, 3.60% CP, Mandatory Tender 6/13/2007	9,000,000
15,000,000		California State, GO Tax Exempt Notes, 3.60% CP, Mandatory Tender 6/13/2007	15,000,000
8,930,000	[3,4]	California State, MERLOTS (Series 2002-A17) Weekly VRDNs (AMBAC INS)/(Bank of New York LIQ), 3.970%, 5/2/2007	8,930,000
6,090,000	[3,4]	California State, MERLOTS (Series 2007 C15) Weekly VRDNs (FSA INS)/(Bank of New York LIQ), 3.970%, 5/2/2007	6,090,000
9,730,000	[3,4]	California State, Macon Trust (Series 2004C) Weekly VRDNs (AMBAC INS)/(Bank of America N.A. LIQ), 3.930%, 5/3/2007	9,730,000
5,420,000	[3,4]	California State, PUTTERs (Series 1256) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ)/(JPMorgan Chase Bank, N.A. LOC), 3.920%, 5/3/2007	5,420,000
6,000,000	[3,4]	California State, ROCs (Series 681) Weekly VRDNs (CDC IXIS Financial Guaranty N.A. INS)/(Citibank N.A., New York LIQ), 3.950%, 5/3/2007	6,000,000
2,380,000	[3,4]	California State, Trust Receipts (Series 1997 SG 90) Weekly VRDNs (MBIA Insurance Corp. INS)/(Societe Generale, Paris LIQ), 3.920%, 5/3/2007	2,380,000
33,315,000		California Statewide Communities Development Authority, (2006 Series A-1), 4.50% TRANs (FSA INS), 6/29/2007	33,361,734
19,885,000	[3,4]	California Statewide Communities Development Authority, (PT-1268) Weekly VRDNs (Corporate Fund for Housing)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.970%, 5/3/2007	19,885,000
3,800,000		California Statewide Communities Development Authority, (Series 2000) Weekly VRDNs (Institute for Defense Analyses)/(AMBAC INS)/(Wachovia Bank N.A. LIQ), 3.940%, 5/3/2007	3,800,000
2,135,000		California Statewide Communities Development Authority, (Series 2000A) Weekly VRDNs (Nonprofits' Insurance Alliance of California)/(Comerica Bank LOC), 3.860%, 5/3/2007	2,135,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		California--continued
$13,000,000		California Statewide Communities Development Authority, (Series 2001) Weekly VRDNs (Robert Louis Stevenson School)/(Allied Irish Banks PLC LOC), 3.900%, 5/3/2007	$13,000,000
7,100,000		California Statewide Communities Development Authority, (Series 2001) Weekly VRDNs (The Center for Early Education)/(Allied Irish Banks PLC LOC), 3.860%, 5/3/2007	7,100,000
9,000,000		California Statewide Communities Development Authority, (Series 2001A), 3.52% TOBs (Kaiser Permanente), Mandatory Tender 5/1/2007	9,000,000
15,000,000		California Statewide Communities Development Authority, (Series 2003A) Weekly VRDNs (Kaiser Permanente), 3.920%, 5/2/2007	15,000,000
15,200,000		California Statewide Communities Development Authority, (Series 2003B) Weekly VRDNs (Kaiser Permanente), 3.920%, 5/2/2007	15,200,000
15,900,000		California Statewide Communities Development Authority, (Series 2004J) Weekly VRDNs (Kaiser Permanente), 3.920%, 5/2/2007	15,900,000
9,700,000		California Statewide Communities Development Authority, (Series 2004K), 3.58% CP (Kaiser Permanente), Mandatory Tender 5/23/2007	9,700,000
26,000,000		California Statewide Communities Development Authority, (Series 2004K), 3.62% CP (Kaiser Permanente), Mandatory Tender 8/8/2007	26,000,000
10,500,000		California Statewide Communities Development Authority, (Series 2004L) Weekly VRDNs (Kaiser Permanente), 3.920%, 5/2/2007	10,500,000
20,000,000		California Statewide Communities Development Authority, (Series 2005) Weekly VRDNs (University of San Diego)/(BNP Paribas SA LOC), 3.900%, 5/2/2007	20,000,000
51,885,000		California Statewide Communities Development Authority, (Series 2005A: SWEEP Loan Program), 3.57% CP (Citibank N.A., New York LOC), Mandatory Tender 5/30/2007	51,885,000
10,000,000		California Statewide Communities Development Authority, (Series 2005A: Sweetwater Union High School District) Weekly VRDNs (Plan Nine Partners LLC)/(Union Bank of California, N.A. LOC), 3.890%, 5/3/2007	10,000,000
6,035,000		California Statewide Communities Development Authority, (Series 2006) Weekly VRDNs (Marin Horizon School)/(Allied Irish Banks PLC LOC), 3.860%, 5/3/2007	6,035,000
50,235,000		California Statewide Communities Development Authority, (Series B) Weekly VRDNs (Kaiser Permanente), 3.920%, 5/2/2007	50,235,000
4,715,000	[3,4]	California Statewide Communities Development Authority, MERLOTS (Series 1999E) Weekly VRDNs (Sutter Health)/(FSA INS)/(Wachovia Bank N.A. LIQ), 3.970%, 5/2/2007	4,715,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		California--continued
$10,600,000	[3,4]	California Statewide Communities Development Authority, ROCs (Series 571CE) Weekly VRDNs (Kaiser Permanente)/(Citibank N.A., New York LIQ)/(Citibank N.A., New York LOC), 3.950%, 5/3/2007	$10,600,000
3,460,000	[3,4]	Capistrano, CA Unified School District, PUTTERs (Series 1700) Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.950%, 5/3/2007	3,460,000
5,030,000	[3,4]	Castaic Lake, CA Water Agency, PUTTERs (Series 1456) Weekly VRDNs (AMBAC INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.950%, 5/3/2007	5,030,000
2,545,000	[3,4]	Chabot-Las Positas, CA Community College District, GS Trust (Series 2006-87Z) Weekly VRDNs (AMBAC INS)/(Goldman Sachs Group, Inc. LIQ), 3.970%, 5/3/2007	2,545,000
14,600,000	[3,4]	Compton, CA Unified School District, Class A Certificates (Series 3006) Weekly VRDNs (AMBAC INS)/(Bear Stearns Cos., Inc. LIQ), 3.980%, 5/3/2007	14,600,000
1,290,000		Davis, CA Community Facilities District No. 1999-2, (Series 2000) Weekly VRDNs (Wells Fargo Bank, N.A. LOC), 3.840%, 5/3/2007	1,290,000
27,000,000		East Bay Municipal Utility District, CA Water System, 3.55% CP, Mandatory Tender 7/12/2007	27,000,000
10,100,000		East Bay Municipal Utility District, CA Water System, 3.57% CP, Mandatory Tender 7/12/2007	10,100,000
11,150,000		East Bay Municipal Utility District, CA Water System, 3.57% CP, Mandatory Tender 7/12/2007	11,150,000
11,485,000	[3,4]	East Bay Municipal Utility District, CA Water System, ROCs (Series 383) Weekly VRDNs (MBIA Insurance Corp. INS)/(Citibank N.A., New York LIQ), 3.950%, 5/3/2007	11,485,000
4,295,000	[3,4]	East Side Union High School District, CA, MERLOTS (Series 2006 B-28) Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), 3.970%, 5/2/2007	4,295,000
17,175,000		Eden Township, CA Healthcare District, (Series 2004) Weekly VRDNs (Eden Hospital Health Services Corp.)/(Allied Irish Banks PLC LOC), 3.890%, 5/3/2007	17,175,000
2,900,000	[3,4]	El Camino, CA Community College District, PUTTERs (Series 1471) Weekly VRDNs (FGIC INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.920%, 5/3/2007	2,900,000
11,265,000	[3,4]	Foothill-De Anza, CA Community College District, Class A Certificates (Series 3038) Weekly VRDNs (FGIC INS)/(Bear Stearns Cos., Inc. LIQ), 3.980%, 5/3/2007	11,265,000
50,000,000	[3,4]	Golden State Tobacco Securitization Corp., CA, (MT-400), 3.70% TOBs (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), Optional Tender 10/4/2007	50,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		California--continued
$9,010,000	[3,4]	Golden State Tobacco Securitization Corp., CA, (PT-3937) Weekly VRDNs (California State)/(FGIC INS)/(Merrill Lynch & Co., Inc. LIQ), 3.950%, 5/3/2007	$9,010,000
10,000,000	[3,4]	Golden State Tobacco Securitization Corp., CA, Class A Certificates (Series 3059) Weekly VRDNs (Bear Stearns Cos., Inc. LIQ)/(Bear Stearns Cos., Inc. LOC), 3.980%, 5/3/2007	10,000,000
5,000,000	[3,4]	Golden State Tobacco Securitization Corp., CA, Class A Certificates (Series 7021) Weekly VRDNs (California State)/(FGIC INS)/(Bear Stearns Cos., Inc. LIQ), 3.970%, 5/3/2007	5,000,000
13,930,000	[3,4]	Hollister, CA Joint Powers Financing Authority Wastewater Revenue, (PT-3790) Weekly VRDNs (FSA INS)/(Merrill Lynch & Co., Inc. LIQ), 3.930%, 5/3/2007	13,930,000
5,800,000		Hollister, CA Redevelopment Agency, (Series 2004) Weekly VRDNs (San Benito County Community Services Development Corp.)/(CALSTRS (California State Teachers' Retirement System) LOC), 3.880%, 5/3/2007	5,800,000
129,645,000	[3,4]	JPMorgan Chase & Co. I-PUTTERs Trust (Series 1711P) Weekly VRDNs (Los Angeles, CA Unified School District)/(AMBAC, FSA, MBIA Insurance Corp. INS) and JPMorgan Chase Bank, N.A. LIQs), 4.020%, 5/3/2007	129,645,000
8,913,035	[3,4]	Koch Floating Rate Trust (California Non-AMT)/(Series 1999-2) Weekly VRDNs (AMBAC, MBIA Insurance Corp. INS) and State Street Bank and Trust Co. LIQs), 3.970%, 5/3/2007	8,913,035
4,495,000	[3,4]	Los Angeles County, CA Metropolitan Transportation Authority, (Series 2001-JPMC2) Weekly VRDNs (FSA INS)/(JPMorgan Chase & Co. LIQ), 3.900%, 5/2/2007	4,495,000
8,485,000	[3,4]	Los Angeles, CA Department of Water & Power (Electric/Power System), Solar Eclipses (Series 2006-0037) Weekly VRDNs (FSA INS)/(U.S. Bank, N.A. LIQ), 3.920%, 5/3/2007	8,485,000
21,105,000	[3,4]	Los Angeles, CA Municipal Improvement Corp., AUSTIN (Series BOA 113) Weekly VRDNs (FGIC INS)/(Bank of America N.A. LIQ), 3.930%, 5/3/2007	21,105,000
5,635,000	[3,4]	Los Angeles, CA Unified School District, (MT-285) Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 3.930%, 5/3/2007	5,635,000
2,980,000	[3,4]	Los Angeles, CA Unified School District, (PT-3382) Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ), 3.930%, 5/3/2007	2,980,000
8,290,000	[3,4]	Los Angeles, CA Unified School District, (PT-3570) Weekly VRDNs (AMBAC INS)/(Merrill Lynch & Co., Inc. LIQ), 3.930%, 5/3/2007	8,290,000
4,330,000	[3,4]	Los Angeles, CA Unified School District, (PT-3722) Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ), 3.930%, 5/3/2007	4,330,000
8,210,000	[3,4]	Los Angeles, CA Unified School District, (PT-3852) Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 3.930%, 5/3/2007	8,210,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		California--continued
$5,000,000	[3,4]	Los Angeles, CA Unified School District, (PT-3853) Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 3.930%, 5/3/2007	$5,000,000
7,000,000	[3,4]	Los Angeles, CA Unified School District, (PT-3856) Weekly VRDNs (FSA INS)/(Merrill Lynch & Co., Inc. LIQ), 3.930%, 5/3/2007	7,000,000
9,425,000	[3,4]	Los Angeles, CA Unified School District, AUSTIN (Series 2003A) Weekly VRDNs (FSA INS)/(Bank of America N.A. LIQ), 3.930%, 5/3/2007	9,425,000
6,440,000	[3,4]	Los Angeles, CA Unified School District, AUSTIN (Series BOA 109) Weekly VRDNs (FGIC INS)/(Bank of America N.A. LIQ), 3.930%, 5/3/2007	6,440,000
2,346,000	[3,4]	Los Angeles, CA Unified School District, Floater Certificates (Series 1542) Weekly VRDNs (FGIC INS)/(Morgan Stanley LIQ), 3.840%, 5/3/2007	2,346,000
6,000,000	[3,4]	Los Angeles, CA Unified School District, MERLOTS (Series 2007-C20) Weekly VRDNs (FGIC INS)/(Bank of New York LIQ), 3.970%, 5/2/2007	6,000,000
5,495,000	[3,4]	Los Angeles, CA Unified School District, PUTTERs (Series 1442) Weekly VRDNs (AMBAC INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.920%, 5/3/2007	5,495,000
29,485,000	[3,4]	Los Angeles, CA Unified School District, ROCs (Series 35) Weekly VRDNs (FGIC INS)/ (Citibank N.A., New York LIQ), 3.950%, 5/3/2007	29,485,000
14,400,000		Los Angeles, CA Wastewater System, (Series 2001-D) Weekly VRDNs (FGIC INS)/(Citibank N.A., New York LIQ), 3.840%, 5/3/2007	14,400,000
24,990,000		Los Angeles, CA Wastewater System, (Series 2006C) Weekly VRDNs (XL Capital Assurance Inc. INS)/(Bank of Nova Scotia, Toronto LIQ), 3.870%, 5/3/2007	24,990,000
30,000,000		Los Angeles, CA Wastewater System, 3.52% CP, Mandatory Tender 6/1/2007	30,000,000
10,000,000		Los Angeles, CA Wastewater System, 3.63% CP, Mandatory Tender 9/11/2007	10,000,000
30,000,000		Los Angeles, CA Wastewater System, 3.70% CP, Mandatory Tender 7/11/2007	30,000,000
10,000,000		Los Angeles, CA, (Series 2005A) Weekly VRDNs (Loyola High School)/ (Allied Irish Banks PLC LOC), 3.860%, 5/3/2007	10,000,000
3,600,000		Los Angeles, CA, (Series 2006A) Weekly VRDNs (Notre Dame High School)/(Allied Irish Banks PLC LOC), 3.860%, 5/3/2007	3,600,000
10,000,000		Los Angeles, CA, 4.50% TRANs, 6/29/2007	10,011,766
12,500,000	[3,4]	Metropolitan Water District of Southern California, MERLOTS (Series 1999 O) Weekly VRDNs (Wachovia Bank N.A. LIQ), 3.970%, 5/2/2007	12,500,000
9,710,000		Montebello, CA Public Financing Authority, (Series 2004A: Montebello Hotel) Weekly VRDNs (Montebello, CA)/(Union Bank of California, N.A. LOC), 3.950%, 5/2/2007	9,710,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		California--continued
$15,200,000		Monterey Peninsula, CA Water Management District, Wastewater Reclamation Weekly VRDNs (Bank of America N.A. LOC), 3.720%, 5/1/2007	$15,200,000
11,050,000	[3,4]	Newport-Mesa, CA Unified School District, Class A Certificates (Series 3047) Weekly VRDNs (MBIA Insurance Corp. INS)/(Bear Stearns Cos., Inc. LIQ), 3.980%, 5/3/2007	11,050,000
5,855,000	[3,4]	Newport-Mesa, CA Unified School District, ROCs (Series 2060) Weekly VRDNs (FGIC INS)/(Citigroup, Inc. LIQ), 3.950%, 5/3/2007	5,855,000
10,500,000	[3,4]	North Orange County, CA Community College District, Class A Certificates (Series 3034) Weekly VRDNs (FGIC INS)/(Bear Stearns Cos., Inc. LIQ), 3.980%, 5/3/2007	10,500,000
3,000,000	[3,4]	Norwalk-La Mirada, CA Unified School District, Class A Certificates (Series 3053) Weekly VRDNs (FGIC INS)/(Bear Stearns Cos., Inc. LIQ), 3.980%, 5/3/2007	3,000,000
3,300,000	[3,4]	Oakland, CA, MERLOTS (Series 2000M) Weekly VRDNs (1800 Harrison Foundation)/(AMBAC INS)/(Wachovia Bank N.A. LIQ), 3.970%, 5/2/2007	3,300,000
2,950,000		Orange County, CA IDA, (Series 1999D) Weekly VRDNs (Trabuco Highlands Apartments)/(FHLMC LOC), 3.850%, 5/3/2007	2,950,000
4,960,000	[3,4]	Oxnard, CA Financing Authority, Water Revenue (SG 174) Weekly VRDNs (XL Capital Assurance Inc. INS)/(Societe Generale, Paris LIQ), 3.940%, 5/3/2007	4,960,000
5,970,000	[3,4]	Placentia-Yorba Linda, CA Unified School District, (PUTTERs Series 457) Weekly VRDNs (FGIC INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.920%, 5/3/2007	5,970,000
7,547,500	[3,4]	Poway, CA Unified School District, Floater Certificates (Series 2006-1506) Weekly VRDNs (FSA INS)/(Morgan Stanley LIQ), 3.910%, 5/3/2007	7,547,500
16,100,000		Regents of University of California, (Series A), 3.62% CP, Mandatory Tender 8/8/2007	16,100,000
5,200,000		Riverside County, CA, (Series B-1), 3.55% CP (WestLB AG (GTD) LOC), Mandatory Tender 5/10/2007	5,200,000
10,000,000		Riverside County, CA, (Series B-1), 3.60% CP (WestLB AG (GTD) LOC), Mandatory Tender 7/19/2007	10,000,000
19,300,000		Riverside County, CA, (Series B-2), 3.55% CP (Citibank N.A., New York LOC), Mandatory Tender 6/14/2007	19,300,000
3,025,000	[3,4]	Sacramento County, CA Sanitation District, (PT-4011), 3.65% CP (FGIC INS)/ (Dexia Credit Local LIQ), Mandatory Tender 10/11/2007	3,025,000
2,600,000	[3,4]	Sacramento County, CA Sanitation District, MERLOTS (Series 2000 SSS) Weekly VRDNs (Wachovia Bank N.A. LIQ)/(United States Treasury PRF), 3.970%, 5/2/2007	2,600,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		California--continued
$20,000,000		Sacramento County, CA, (Series 2006A), 4.50% TRANs, 7/17/2007	$20,032,766
7,365,000	[3,4]	Sacramento, CA City Financing Authority, (PT-3485) Weekly VRDNs (AMBAC INS)/(Merrill Lynch & Co., Inc. LIQ), 3.930%, 5/3/2007	7,365,000
25,755,000	[3,4]	Sacramento, CA Municipal Utility District, MERLOTS (Series 2000 A10) Weekly VRDNs (AMBAC INS)/(Bank of New York LIQ), 3.970%, 5/2/2007	25,755,000
3,980,000	[3,4]	Sacramento, CA Municipal Utility District, Variable Certificates (Series 2002M) Weekly VRDNs (AMBAC INS)/(Bank of America N.A. LIQ), 3.930%, 5/3/2007	3,980,000
28,500,000		San Diego County, CA Water Authority, (Series 2), 3.56% CP, Mandatory Tender 7/11/2007	28,500,000
10,000,000		San Diego County, CA Water Authority, (Series 3), 3.55% CP, Mandatory Tender 5/9/2007	10,000,000
8,000,000		San Diego County, CA Water Authority, (Series 3), 3.55% CP, Mandatory Tender 7/12/2007	8,000,000
11,000,000		San Diego County, CA Water Authority, (Series 3), 3.57% CP, Mandatory Tender 7/12/2007	11,000,000
5,000,000		San Diego County, CA Water Authority, (Series 3), 3.60% CP, Mandatory Tender 5/18/2007	5,000,000
6,000,000	[3,4]	San Diego County, CA Water Authority, Piper Certificates (Series 2002I) Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of New York LIQ), 3.980%, 5/3/2007	6,000,000
10,000,000		San Diego County, CA, (Series 2004B) Weekly VRDNs (Bishop's School)/ (Bank of New York LOC), 3.850%, 5/3/2007	10,000,000
35,415,000	[3,4]	San Diego, CA Housing Authority, PT-501 Weekly VRDNs (Mirada at La Jolla Colony Apartments)/(Danske Bank A/S LIQ)/(Danske Bank A/S LOC), 3.970%, 5/3/2007	35,415,000
7,710,000	[3,4]	San Diego, CA Unified School District, (PT-3727) Weekly VRDNs (FSA INS)/ (Merrill Lynch & Co., Inc. LIQ), 3.930%, 5/3/2007	7,710,000
7,060,000	[3,4]	San Diego, CA Unified School District, AUSTIN (Series BOA 110) Weekly VRDNs (FSA INS)/(Bank of America N.A. LIQ), 3.930%, 5/3/2007	7,060,000
5,555,000	[3,4]	San Francisco, CA City & County Airport Commission, (PT-3725) Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ), 3.930%, 5/3/2007	5,555,000
4,340,000	[3,4]	San Francisco, CA City and County, (PA-1387) Weekly VRDNs (Laguna Honda Hospital)/ (FSA INS)/(Merrill Lynch & Co., Inc. LIQ), 3.930%, 5/3/2007	4,340,000
6,040,000		San Francisco, CA Public Utilities Commission (Wastewater Enterprise), 3.55% CP (BNP Paribas SA LOC), Mandatory Tender 6/6/2007	6,040,000
20,000,000		San Francisco, CA Redevelopment Agency Community Facilities District No. 7 (Hunters Point Shipyard Phase One), (Series 2005A) Weekly VRDNs (KBC Bank N.V. LOC), 3.860%, 5/3/2007	20,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		California--continued
$3,000,000		San Francisco, CA Redevelopment Finance Agency, (1985 Issue D; Series A) Weekly VRDNs (Bayside Village Associates)/(JPMorgan Chase Bank, N.A. LOC), 3.840%, 5/2/2007	$3,000,000
12,600,000		San Francisco, CA Redevelopment Finance Agency, (1985 Issue D; Series B) Weekly VRDNs (Bayside Village Associates)/(JPMorgan Chase Bank, N.A. LOC), 3.840%, 5/2/2007	12,600,000
4,180,000	[3,4]	San Joaquin Hills, CA Transportation Corridor Agency, (PZ-187) Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 3.960%, 5/3/2007	4,180,000
5,690,000	[3,4]	San Joaquin Hills, CA Transportation Corridor Agency, Floater Certificates (Series 2006-1524) Weekly VRDNs (MBIA Insurance Corp. INS)/(Morgan Stanley LIQ), 3.930%, 5/3/2007	5,690,000
2,270,000	[3,4]	San Joaquin Hills, CA Transportation Corridor Agency, GS Trust (Series 2006 90TPZ) Weekly VRDNs (MBIA Insurance Corp. INS)/(Goldman Sachs Group, Inc. LIQ), 3.950%, 5/3/2007	2,270,000
1,163,000	[3,4]	San Joaquin Hills, CA Transportation Corridor Agency, GS Trust (Series 2006 91 TPZ) Weekly VRDNs (MBIA Insurance Corp. INS)/(Goldman Sachs Group, Inc. LIQ), 3.950%, 5/3/2007	1,163,000
2,840,000	[3,4]	San Joaquin Hills, CA Transportation Corridor Agency, PUTTERs (Series 1409) Weekly VRDNs (United States Treasury COL)/(JPMorgan Chase Bank, N.A. LIQ), 3.920%, 5/3/2007	2,840,000
2,620,000	[3,4]	San Jose, CA Airport, ROCs (Series 2004) Weekly VRDNs (FSA INS)/ (Citigroup, Inc. LIQ), 3.950%, 5/3/2007	2,620,000
4,120,000	[3,4]	San Jose, CA Unified School District, (PT-3497) Weekly VRDNs (FGIC INS)/ (Merrill Lynch & Co., Inc. LIQ), 3.930%, 5/3/2007	4,120,000
1,410,000	[3,4]	San Jose, CA Unified School District, (PZ-115) Weekly VRDNs (FGIC INS)/ (Merrill Lynch & Co., Inc. LIQ), 3.960%, 5/3/2007	1,410,000
13,080,000	[3,4]	San Jose, CA Unified School District, Class A Certificates (Series 3021) Weekly VRDNs (FGIC INS)/(Bear Stearns Cos., Inc. LIQ), 3.980%, 5/3/2007	13,080,000
9,860,000	[3,4]	San Mateo County, CA Community College District, Class A Certificates (Series 3043) Weekly VRDNs (MBIA Insurance Corp. INS)/(Bear Stearns Cos., Inc. LIQ), 3.980%, 5/3/2007	9,860,000
5,265,000	[3,4]	San Mateo County, CA Community College District, GS Trust (Series 2006-96Z) Weekly VRDNs (MBIA Insurance Corp. INS)/(Goldman Sachs Group, Inc. LIQ), 3.950%, 5/3/2007	5,265,000
19,880,000		Santa Rosa, CA Wastewater, (Series 2004A) Weekly VRDNs (Landesbank Baden-Wuerttemberg (GTD) LOC), 3.860%, 5/3/2007	19,880,000
50,000,000		Sonoma County, CA, 4.25% TRANs, 10/16/2007	50,156,622
2,195,000	[3,4]	Tahoe Truckee, CA Unified School District, (MERLOTS Series 2001-A72) Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), 4.020%, 5/2/2007	2,195,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		California--continued
$19,095,000	[3,4]	Tobacco Securitization Authority of Southern California, (PA-1390) Weekly VRDNs (San Diego County, CA Tobacco Asset Securitization Corp.)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.980%, 5/3/2007	$19,095,000
19,800,000		Torrance, CA, (Series 1992: Hospital Revenue Bonds) Weekly VRDNs (Torrance Memorial Medical Center)/(JPMorgan Chase Bank, N.A. LOC), 3.890%, 5/3/2007	19,800,000
9,000,000	[3,4]	University of California, AUSTIN (Series 117) Weekly VRDNs (FSA INS)/ (Bank of America N.A. LIQ), 3.930%, 5/3/2007	9,000,000
4,600,000		Vallejo, CA Water Enterprise, (Series 2001A) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 3.900%, 5/2/2007	4,600,000
17,000,000		Victorville, CA Joint Powers Financing Authority, (Series 2005A: Cogeneration Facility) Weekly VRDNs (Victorville, CA)/(Fortis Bank SA/NV LOC), 3.880%, 5/2/2007	17,000,000
6,000,000		Victorville, CA Joint Powers Financing Authority, (Series 2006A: Cogeneration Facility) Weekly VRDNs (Victorville, CA)/ (Fortis Bank SA/NV LOC), 3.880%, 5/2/2007	6,000,000
18,655,000		West Covina, CA Public Financing Authority, (Series 2002B) Weekly VRDNs (West Covina, CA)/(CALSTRS (California State Teachers' Retirement System) LOC), 3.880%, 5/2/2007	18,655,000
14,500,000		Whittier, CA, (Series 2004) Weekly VRDNs (Whittier College)/(Radian Asset Assurance INS)/(Bank of New York LIQ), 3.920%, 5/3/2007	14,500,000
2,830,000	[3,4]	William S. Hart, CA Union High School District, ROCs (Series 648WFZ) Weekly VRDNs (FSA INS)/(Wells Fargo & Co. LIQ), 3.950%, 5/3/2007	2,830,000
		TOTAL	2,029,581,423
		Puerto Rico--7.0%
6,000,000	[3,4]	Commonwealth of Puerto Rico, (MT-221), 3.60% TOBs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), Optional Tender 7/12/2007	6,000,000
6,925,000	[3,4]	Commonwealth of Puerto Rico, (MT-291), 3.53% TOBs (XL Capital Assurance Inc. INS)/ (Merrill Lynch & Co., Inc. LIQ), Optional Tender 10/18/2007	6,925,000
13,570,000	[3,4]	Commonwealth of Puerto Rico, (Series 2002-746d) Weekly VRDNs (FSA INS)/(Morgan Stanley LIQ), 3.910%, 5/3/2007	13,570,000
24,550,000	[3,4]	Puerto Rico Commonwealth Infrastructure Financing Authority, (MT-220), 3.60% TOBs (AMBAC INS)/(Merrill Lynch & Co., Inc. LIQ), Optional Tender 7/12/2007	24,550,000
6,900,000	[3,4]	Puerto Rico Commonwealth Infrastructure Financing Authority, RBC Floater Certificates (Series I-3) Weekly VRDNs (AMBAC INS)/(Royal Bank of Canada, Montreal LIQ), 3.940%, 5/3/2007	6,900,000
5,020,000	[3,4]	Puerto Rico Highway and Transportation Authority, (PT-3931) Weekly VRDNs (Dexia Credit Local LIQ)/(Dexia Credit Local LOC), 3.940%, 5/3/2007	5,020,000
13,535,000	[3,4]	Puerto Rico Highway and Transportation Authority, (Series 5031 BBT), 3.60% TOBs (MBIA Insurance Corp. INS)/(Branch Banking & Trust Co. LIQ), Optional Tender 6/14/2007	13,535,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Puerto Rico--continued
$50,000,000	[3,4]	Puerto Rico Highway and Transportation Authority, GS Pool Trust (Series 2007-36) Weekly VRDNs (Assured Guaranty Corp., FGIC, FSA INS) and Goldman Sachs Group, Inc. LIQs), 3.970%, 5/3/2007	$50,000,000
9,610,000	[3,4]	Puerto Rico Public Building Authority, (MT-343), 3.60% TOBs (AMBAC INS)/(Bayerische Landesbank LIQ), Optional Tender 7/12/2007	9,610,000
17,830,000	[3,4]	Puerto Rico Public Finance Corp., Floater Certificates (Series 2002-705d) Weekly VRDNs (AMBAC INS)/(Morgan Stanley LIQ), 3.910%, 5/3/2007	17,830,000
		TOTAL	153,940,000
		TOTAL MUNICIPAL INVESTMENTS--99.6% (AT AMORTIZED COST) [5]	2,183,521,423
		OTHER ASSETS AND LIABILITIES - NET--0.4%	9,690,098
		TOTAL NET ASSETS--100%	$2,193,211,521

On April 30, 2007, the Fund holds no securities that are subject to the federal alternative minimum tax (AMT).

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At April 30, 2007, the portfolio securities were rated as follows:

Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
100.0%	0.0%

2 Current rate and next reset date shown for Variable Rate Demand Notes.

3 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2007, these restricted securities amounted to $1,088,473,535, which represented 49.6% of total net assets.

4 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At April 30, 2007, these liquid restricted securities amounted to $1,088,473,535, which represented 49.6% of total net assets.

5 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2007.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
COL	--Collateralized
CP	--Commercial Paper
FGIC	--Financial Guaranty Insurance Company
FHLMC	--Federal Home Loan Mortgage Corporation
FSA	--Financial Security Assurance
GO	--General Obligation
GTD	--Guaranteed
IDA	--Industrial Development Authority
INS	--Insured
LIQ(s)	--Liquidity Agreement(s)
LOC(s)	--Letter(s) of Credit
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
PCFA	--Pollution Control Finance Authority
PRF	--Prerefunded
PUTTERs	--Puttable Tax-Exempt Receipts
ROCs	--Reset Option Certificates
SWP	--Swap Agreement
TOBs	--Tender Option Bonds
TOPS	--Trust Obligation Participating Securities
TRANs	--Tax and Revenue Anticipation Notes
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2007 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$2,183,521,423
Cash		743,970
Income receivable		16,961,333
Receivable for shares sold		669,846
TOTAL ASSETS		2,201,896,572
Liabilities:
Payable for investments purchased	$4,600,484
Payable for shares redeemed	2,450,450
Income distribution payable	1,231,219
Payable for distribution services fee (Note 4)	78,702
Payable for shareholder services fee (Note 4)	234,836
Accrued expenses	89,360
TOTAL LIABILITIES		8,685,051
Net assets for 2,192,880,638 shares outstanding		$2,193,211,521
Net Assets Consist of:
Paid-in capital		$2,192,880,603
Accumulated net realized gain on investments		332,601
Distributions in excess of net investment income		(1,683)
TOTAL NET ASSETS		$2,193,211,521
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Service Shares:
$705,770,616 ÷ 705,671,403 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Shares:
$798,263,752 ÷ 798,114,174 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash II Shares:
$222,784,758 ÷ 222,765,764 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Capital Shares:
$351,476,701 ÷ 351,429,681 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash Series Shares:
$114,915,694 ÷ 114,899,616 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2007 (unaudited)

Investment Income:
Interest			$40,877,767
Expenses:
Investment adviser fee (Note 4)		$5,344,832
Administrative personnel and services fee (Note 4)		909,952
Custodian fees		46,739
Transfer and dividend disbursing agent fees and expenses		440,042
Directors'/Trustees' fees		12,163
Auditing fees		9,277
Legal fees		5,541
Portfolio accounting fees		104,046
Distribution services fee--Cash II Shares (Note 4)		242,336
Distribution services fee--Cash Series Shares (Note 4)		374,820
Shareholder services fee--Institutional Service Shares (Note 4)		952,822
Shareholder services fee--Cash II Shares (Note 4)		302,921
Shareholder services fee--Institutional Capital Shares (Note 4)		80,089
Shareholder services fee--Cash Series Shares (Note 4)		156,175
Account administration fee--Institutional Service Shares		60,318
Share registration costs		50,640
Printing and postage		35,745
Insurance premiums		8,902
Miscellaneous		3,694
TOTAL EXPENSES		9,141,054
Waivers and Reimbursement (Note 4):
Waiver of investment adviser fee	$(4,011,532)
Waiver of administrative personnel and services fee	(35,596)
Waiver of distribution services fee--Cash II Shares	(60,584)
Waiver of distribution services fee--Cash Series Shares	(62,470)
Reimbursement of shareholder services fee--Institutional Capital Shares	(327)
TOTAL WAIVERS AND REIMBURSEMENT		(4,170,509)
Net expenses			4,970,545
Net investment income			35,907,222
Net realized gain on investments			344,617
Change in net assets resulting from operations			$36,251,839

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2007	Year Ended 10/31/2006
Increase (Decrease) in Net Assets
Operations:
Net investment income	$35,907,222	$62,386,516
Net realized gain on investments	344,617	353,472
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	36,251,839	62,739,988
Distributions to Shareholders:
Distributions from net investment income
Institutional Service Shares	(12,728,383)	(23,881,676)
Institutional Shares	(12,832,938)	(21,521,395)
Cash II Shares	(3,530,093)	(6,772,175)
Institutional Capital Shares	(5,218,024)	(6,945,668)
Cash Series Shares	(1,599,806)	(3,264,481)
Distributions from net realized gain on investments
Institutional Service Shares	(87,308)	--
Institutional Shares	(80,351)	--
Cash II Shares	(27,790)	--
Institutional Capital Shares	(30,149)	--
Cash Series Shares	(13,136)	--
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(36,147,978)	(62,385,395)
Share Transactions:
Proceeds from sale of shares	4,342,432,418	10,086,157,060
Net asset value of shares issued to shareholders in payment of distributions declared	27,892,339	43,859,357
Cost of shares redeemed	(4,462,424,385)	(9,829,899,845)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(92,099,628)	300,116,572
Change in net assets	(91,995,767)	300,471,165
Net Assets:
Beginning of period	2,285,207,288	1,984,736,123
End of period (including undistributed (distributions in excess of) net investment income of $(1,683) and $339, respectively)	$2,193,211,521	$2,285,207,288

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2007 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 40 portfolios. The financial statements included herein are only those of California Municipal Cash Trust (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers five classes of shares: Institutional Service Shares, Institutional Shares, Cash II Shares, Institutional Capital Shares and Cash Series Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from federal regular income tax and personal income taxes imposed by the state of California consistent with stability of principal. Interest income from the Fund's investments may be subject to the federal alternative minimum tax for individuals and corporations.

Effective January 18, 2005, the Fund began offering Cash Series Shares and Institutional Capital Shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Fund's Board of Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 4/30/2007	Year Ended 10/31/2006
Institutional Service Shares:
Shares sold	2,343,843,390	4,867,317,716
Shares issued to shareholders in payment of distributions declared	7,649,031	13,683,807
Shares redeemed	(2,506,112,829)	(4,916,654,387)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(154,620,408)	(35,652,864)

	Six Months Ended 4/30/2007	Year Ended 10/31/2006
Institutional Shares:
Shares sold	1,211,359,586	3,618,468,897
Shares issued to shareholders in payment of distributions declared	9,848,623	13,194,745
Shares redeemed	(1,165,286,258)	(3,408,781,320)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	55,921,951	222,882,322

	Six Months Ended 4/30/2007	Year Ended 10/31/2006
Cash II Shares:
Shares sold	301,035,113	717,773,073
Shares issued to shareholders in payment of distributions declared	3,534,578	6,771,674
Shares redeemed	(351,421,477)	(694,343,568)
NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	(46,851,786)	30,201,179

	Six Months Ended 4/30/2007	Year Ended 10/31/2006
Institutional Capital Shares:
Shares sold	377,669,569	622,197,341
Shares issued to shareholders in payment of distributions declared	5,247,506	6,945,668
Shares redeemed	(315,867,344)	(500,513,867)
NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	67,049,731	128,629,142

	Six Months Ended 4/30/2007	Year Ended 10/31/2006
Cash Series Shares:
Shares sold	108,524,760	260,400,033
Shares issued to shareholders in payment of distributions declared	1,612,601	3,263,463
Shares redeemed	(123,736,477)	(309,606,703)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	(13,599,116)	(45,943,207)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(92,099,628)	300,116,572

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Effective February 28, 2007, Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. Prior to February 28, 2007, the Adviser received a fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2007, the Adviser voluntarily waived $4,011,532 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2007, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $35,596 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Cash II Shares and Cash Series Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Cash II Shares	0.20%
Cash Series Shares	0.60%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2007, FSC voluntarily waived $123,054 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2007, FSC did not retain any fees paid by the Fund.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Institutional Service Shares, Institutional Shares, Cash II Shares, Institutional Capital Shares, and Cash Series Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended April 30, 2007, FSSC voluntarily reimbursed $327 of shareholder services fees. For the six months ended April 30, 2007, FSSC did not receive any fees paid by the Fund. For the six months ended April 30, 2007, the Fund's Institutional Shares did not incur a shareholder services fee.

Interfund Transactions

During the six months ended April 30, 2007, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $791,540,000 and $1,040,375,000, respectively.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

5. CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2007, 71.8% of the securities in the portfolio of investments is backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 8.2% of total investments.

6. LINE OF CREDIT

The Fund participates in a $150,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of April 30, 2007, there were no outstanding loans. During the six months ended April 30, 2007, the Fund did not utilize the LOC.

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

8. RECENT ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006. Recent SEC guidance allows implementing FIN 48 in fund net asset value (NAV) calculations as late as a fund's last NAV calculation in the first required financial statement reporting period. As a result, the Fund will adopt FIN 48 no later than April 30, 2008. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

In addition, in September 2006, FASB released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157) which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

Evaluation and Approval of Advisory Contract

CALIFORNIA MUNICIPAL CASH TRUST (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2006. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

Prior to the meeting, the Adviser had recommended that the Federated Funds appoint a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer appointed by the Funds has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below, which the Board considered, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for like services and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these considerations and was guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated Funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, and directed the preparation of independent reports, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups is of significance in judging the reasonableness of proposed fees.

During the year ending December 31, 2005, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated Funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated Funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs and the lack of consensus on how to allocate those costs causes such allocation reports to be of questionable value. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board also reviewed profitability information for Federated and other publicly held fund management companies, provided by the Senior Officer, who noted the limited availability of such information, and concluded that Federated's profit margins did not appear to be excessive.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in the portfolio management and distribution efforts supporting all of the Federated Funds and that the benefits of any economies, should they exist, were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

During the year ending December 31, 2005, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Board reviewed the fees, other expenses of the state-specific municipal cash trust funds and possible future reductions in gross advisory fees with the Adviser. The Board agreed to continuation of the Fund's advisory contract, noting among other factors, the positive impact of fee waivers that caused total expenses to appear reasonable. The Senior Officer noted that Federated appeared to provide appropriate administrative services to the Fund for the fees currently paid. For 2005, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates was satisfactory and was satisfied that the overall expense structure of the Fund remained competitive.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were relevant to every Federated fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

The Senior Officer also made recommendations relating to the organization and availability of data and verification of processes for purposes of implementing future evaluations which the Adviser has agreed to implement.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N351
Cusip 60934N369
Cusip 60934N179
Cusip 608919403
Cusip 608919502

0041609 (6/07)

Federated is a registered mark of Federated Investors, Inc. 2007 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

California Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2007

Institutional Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended October 31,
	4/30/2007		2006	2005		2004		2003	2002
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00
Income From Investment Operations:
Net investment income	0.016		0.031	0.019		0.009		0.009	0.013
Net realized gain (loss) on investments	0.000	[1]	0.000 [1]	(0.000	) [1]	(0.000	) [1]	0.000 [1]	(0.000	) [1]
TOTAL FROM INVESTMENT OPERATIONS	0.016		0.031	0.019		0.009		0.009	0.013
Less Distributions:
Distributions from net investment income	(0.016)		(0.031)	(0.019)		(0.009)		(0.009)	(0.013)
Distributions from net realized gain on investments	(0.000	) [1]	--	--		--		--	--
TOTAL DISTRIBUTIONS	(0.016)		(0.031)	(0.019)		(0.009)		(0.009)	(0.013)
Net Asset Value, End of Period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00
Total Return [2]	1.66%		3.10%	1.96%		0.91%		0.93%	1.30%

Ratios to Average Net Assets:
Net expenses	0.25	% [3]	0.25%	0.25%		0.25%		0.25%	0.25%
Net investment income	3.31	% [3]	3.08%	2.06%		0.91%		0.92%	1.29%
Expense waiver/reimbursement [4]	0.35	% [3]	0.49%	0.65%		0.65%		0.65%	0.63%
Supplemental Data:
Net assets, end of period (000 omitted)	$798,264		$742,268	$519,277		$253,407		$235,223	$238,836

1 Represents less than $0.001.

2 Based on net asset value. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2006 to April 30, 2007.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 11/1/2006	Ending Account Value 4/30/2007	Expenses Paid During Period [1]
Actual	$1,000	$1,016.60	$1.25
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,023.55	$1.25

1 Expenses are equal to the Fund's Institutional Shares annualized net expense ratio of 0.25%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Portfolio of Investments Summary Tables

At April 30, 2007, the Fund's portfolio composition 1 was as follows:

Percentage of Total Net Assets
Variable Rate Instruments	68.6%
Commercial Paper	18.9%
Municipal Notes	12.1%
Other Assets and Liabilities--Net [2]	0.4%
TOTAL	100.0%

At April 30, 2007, the Fund's effective maturity schedule 3 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	69.0%
8-30 Days	4.1%
31-90 Days	17.2%
91-180 Days	8.8%
181 Days or more	0.5%
Other Assets and Liabilities--Net [2]	0.4%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of these investments.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

April 30, 2007 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--99.6% [1,2]
		California--92.6%
$8,815,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 1998) Weekly VRDNs (The Harker School Foundation)/(U.S. Bank, N.A. LOC), 3.840%, 5/2/2007	$8,815,000
2,000,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2002A) Weekly VRDNs (Hamlin School)/(BNP Paribas SA LOC), 3.860%, 5/3/2007	2,000,000
10,145,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2004) Weekly VRDNs (On Lok: Senior Health Services/Community Housing, Inc.)/(Bank of America N.A. LOC), 3.890%, 5/3/2007	10,145,000
11,500,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2005) Weekly VRDNs (Air Force Village West, Inc.)/(KBC Bank N.V. LOC), 3.890%, 5/3/2007	11,500,000
5,000,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2005) Weekly VRDNs (Francis Parker School)/(Bank of New York LOC), 3.860%, 5/3/2007	5,000,000
3,000,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2005) Weekly VRDNs (Institute for Defense Analyses)/(AMBAC INS)/(Wachovia Bank N.A. LIQ), 3.940%, 5/3/2007	3,000,000
12,305,000	[3,4]	ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2006) Weekly VRDNs (Our Lady of Fatima Villa, Inc.)/(KBC Bank N.V. LOC), 3.890%, 5/3/2007	12,305,000
2,000,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series A: Tranche Two) Weekly VRDNs (San Francisco University High School)/(Allied Irish Banks PLC LOC), 3.860%, 5/3/2007	2,000,000
3,400,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 1999) Weekly VRDNs (Marin Academy)/(Allied Irish Banks PLC LOC), 4.030%, 5/2/2007	3,400,000
14,000,000	[3,4]	ABN AMRO MuniTOPS Certificates Trust (California Non-AMT)/ (Series 1999-7) Weekly VRDNs (Los Angeles, CA Unified School District)/ (MBIA Insurance Corp. INS)/(ABN AMRO Bank NV, Amsterdam LIQ), 3.940%, 5/3/2007	14,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		California--continued
$19,330,000	[3,4]	ABN AMRO MuniTOPS Certificates Trust (California Non-AMT) Series 2002-11, 3.80% TOBs (North Orange County, CA Community College District)/(MBIA Insurance Corp. INS)/(ABN AMRO Bank NV, Amsterdam LIQ), Optional Tender 6/14/2007	$19,330,000
2,500,000	[3,4]	Alameda Corridor Transportation Authority, CA, Floater Certificates (Series 1513) Weekly VRDNs (MBIA Insurance Corp. INS)/(Morgan Stanley LIQ), 3.820%, 5/3/2007	2,500,000
8,995,000	[3,4]	Bay Area Infrastructure Financing Authority, CA, Class A Certificates (Series 2007-287) Weekly VRDNs (FGIC INS)/(Bear Stearns Cos., Inc. LIQ), 3.920%, 5/3/2007	8,995,000
12,745,000	[3,4]	California Educational Facilities Authority, Floater Certificates (Series 2000-487) Weekly VRDNs (Stanford University)/(Morgan Stanley LIQ), 3.910%, 5/3/2007	12,745,000
10,745,000		California Health Facilities Financing Authority, (Series 1998) Weekly VRDNs (Southern California Presbyterian Homes)/(MBIA Insurance Corp. INS)/(Bank of America N.A. LIQ), 3.890%, 5/2/2007	10,745,000
10,995,000	[3,4]	California Health Facilities Financing Authority, (Series 1998-CMC6) Weekly VRDNs (Kaiser Permanente)/(FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.900%, 5/2/2007	10,995,000
8,500,000	[3,4]	California Health Facilities Financing Authority, (Series 2004 FR/RI-F8J) Weekly VRDNs (Catholic Healthcare West)/(Lehman Brothers Holdings, Inc. SWP), 3.990%, 5/2/2007	8,500,000
22,500,000		California Health Facilities Financing Authority, (Series 2006E), 3.54% CP (Kaiser Permanente), Mandatory Tender 7/11/2007	22,500,000
32,000,000		California Health Facilities Financing Authority, (Series 2006E), 3.60% CP (Kaiser Permanente), Mandatory Tender 8/9/2007	32,000,000
1,925,000	[3,4]	California Health Facilities Financing Authority, ROCs (Series 603CE) Weekly VRDNs (Cedars-Sinai Medical Center)/(Citibank N.A., New York LIQ)/(Citibank N.A., New York LOC), 3.950%, 5/3/2007	1,925,000
7,900,000		California Infrastructure & Economic Development Bank, (Series 2003A) Weekly VRDNs (SRI International)/(Wells Fargo Bank, N.A. LOC), 3.870%, 5/3/2007	7,900,000
3,000,000		California Infrastructure & Economic Development Bank, (Series 2006) Weekly VRDNs (Le Lycee Francais de Los Angeles)/(Mellon Bank N.A., Pittsburgh LOC), 3.830%, 5/3/2007	3,000,000
3,500,000		California Infrastructure & Economic Development Bank, (Series 2006) Weekly VRDNs (Westmark School)/(Bank of New York LOC), 3.880%, 5/3/2007	3,500,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		California--continued
$3,694,000	[3,4]	California Infrastructure & Economic Development Bank, Floater Certificates (Series 2006-1504) Weekly VRDNs (United States Treasury COL)/(Morgan Stanley LIQ), 3.910%, 5/3/2007	$3,694,000
5,500,000		California PCFA, (Series 1996E) Daily VRDNs (Pacific Gas & Electric Co.)/(JPMorgan Chase Bank, N.A. LOC), 3.960%, 5/1/2007	5,500,000
4,100,000		California PCFA, (Series 1996F) Daily VRDNs (Pacific Gas & Electric Co.)/(JPMorgan Chase Bank, N.A. LOC), 3.960%, 5/1/2007	4,100,000
5,750,000		California PCFA, (Series 2005A) Weekly VRDNs (Arcata Community Recycling Center, Inc.)/(CALSTRS (California State Teachers' Retirement System) LOC), 3.880%, 5/3/2007	5,750,000
3,300,000	[3,4]	California State Department of Water Resources Power Supply Program, (PT-748) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.970%, 5/3/2007	3,300,000
8,910,000	[3,4]	California State Public Works Board, Variable Rate Certificates (Series 2000B) Weekly VRDNs (Regents of University of California)/ (MBIA Insurance Corp. INS)/(Bank of America N.A. LIQ), 3.930%, 5/3/2007	8,910,000
10,995,000	[3,4]	California State, (MT-145), 3.60% TOBs (MBIA Insurance Corp. INS)/ (BNP Paribas SA LIQ), Optional Tender 11/8/2007	10,995,000
5,000,000	[3,4]	California State, (PA -1164) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.970%, 5/3/2007	5,000,000
11,390,000	[3,4]	California State, (PA-1396) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.960%, 5/3/2007	11,390,000
9,775,000	[3,4]	California State, (PT-3487) Weekly VRDNs (FSA INS)/(Merrill Lynch & Co., Inc. LIQ), 3.940%, 5/3/2007	9,775,000
9,110,000	[3,4]	California State, (PT-3574) Weekly VRDNs (MBIA Insurance Corp. INS)/ (Merrill Lynch & Co., Inc. LIQ), 3.930%, 5/3/2007	9,110,000
5,000,000		California State, (Series 2003C-3) Weekly VRDNs (Bank of America N.A., Bank of Nova Scotia, Toronto and Landesbank Hessen-Thueringen (GTD) LOCs), 3.840%, 5/3/2007	5,000,000
10,115,000		California State, (Series 2004 A-5) Daily VRDNs (CALSTRS (California State Teachers' Retirement System) and Citibank N.A., New York LOCs), 4.050%, 5/1/2007	10,115,000
23,700,000		California State, (Series 2004 B-6) Weekly VRDNs (Citibank N.A., New York, National Australia Bank Ltd., Melbourne and State Street Bank and Trust Co. LOCs), 3.840%, 5/3/2007	23,700,000
31,410,000	[3,4]	California State, (Series 2006 FR/RI-FP3) Weekly VRDNs (Lehman Brothers Holdings, Inc. SWP), 3.990%, 5/2/2007	31,410,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		California--continued
$14,850,000		California State, Economic Recovery Bonds, (Series 2004C-21) Weekly VRDNs (California State Fiscal Recovery Fund)/(XL Capital Assurance Inc. INS)/(Dexia Credit Local LIQ), 3.840%, 5/2/2007	$14,850,000
735,000		California State, Economic Recovery Bonds, (Series 2004C-4) Daily VRDNs (California State Fiscal Recovery Fund)/(JPMorgan Chase Bank, N.A. LIQ), 3.930%, 5/1/2007	735,000
8,200,000		California State, GO Tax Exempt Notes, 3.55% CP, Mandatory Tender 5/24/2007	8,200,000
9,000,000		California State, GO Tax Exempt Notes, 3.60% CP, Mandatory Tender 6/13/2007	9,000,000
15,000,000		California State, GO Tax Exempt Notes, 3.60% CP, Mandatory Tender 6/13/2007	15,000,000
8,930,000	[3,4]	California State, MERLOTS (Series 2002-A17) Weekly VRDNs (AMBAC INS)/(Bank of New York LIQ), 3.970%, 5/2/2007	8,930,000
6,090,000	[3,4]	California State, MERLOTS (Series 2007 C15) Weekly VRDNs (FSA INS)/(Bank of New York LIQ), 3.970%, 5/2/2007	6,090,000
9,730,000	[3,4]	California State, Macon Trust (Series 2004C) Weekly VRDNs (AMBAC INS)/(Bank of America N.A. LIQ), 3.930%, 5/3/2007	9,730,000
5,420,000	[3,4]	California State, PUTTERs (Series 1256) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ)/(JPMorgan Chase Bank, N.A. LOC), 3.920%, 5/3/2007	5,420,000
6,000,000	[3,4]	California State, ROCs (Series 681) Weekly VRDNs (CDC IXIS Financial Guaranty N.A. INS)/(Citibank N.A., New York LIQ), 3.950%, 5/3/2007	6,000,000
2,380,000	[3,4]	California State, Trust Receipts (Series 1997 SG 90) Weekly VRDNs (MBIA Insurance Corp. INS)/(Societe Generale, Paris LIQ), 3.920%, 5/3/2007	2,380,000
33,315,000		California Statewide Communities Development Authority, (2006 Series A-1), 4.50% TRANs (FSA INS), 6/29/2007	33,361,734
19,885,000	[3,4]	California Statewide Communities Development Authority, (PT-1268) Weekly VRDNs (Corporate Fund for Housing)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.970%, 5/3/2007	19,885,000
3,800,000		California Statewide Communities Development Authority, (Series 2000) Weekly VRDNs (Institute for Defense Analyses)/(AMBAC INS)/(Wachovia Bank N.A. LIQ), 3.940%, 5/3/2007	3,800,000
2,135,000		California Statewide Communities Development Authority, (Series 2000A) Weekly VRDNs (Nonprofits' Insurance Alliance of California)/(Comerica Bank LOC), 3.860%, 5/3/2007	2,135,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		California--continued
$13,000,000		California Statewide Communities Development Authority, (Series 2001) Weekly VRDNs (Robert Louis Stevenson School)/(Allied Irish Banks PLC LOC), 3.900%, 5/3/2007	$13,000,000
7,100,000		California Statewide Communities Development Authority, (Series 2001) Weekly VRDNs (The Center for Early Education)/(Allied Irish Banks PLC LOC), 3.860%, 5/3/2007	7,100,000
9,000,000		California Statewide Communities Development Authority, (Series 2001A), 3.52% TOBs (Kaiser Permanente), Mandatory Tender 5/1/2007	9,000,000
15,000,000		California Statewide Communities Development Authority, (Series 2003A) Weekly VRDNs (Kaiser Permanente), 3.920%, 5/2/2007	15,000,000
15,200,000		California Statewide Communities Development Authority, (Series 2003B) Weekly VRDNs (Kaiser Permanente), 3.920%, 5/2/2007	15,200,000
15,900,000		California Statewide Communities Development Authority, (Series 2004J) Weekly VRDNs (Kaiser Permanente), 3.920%, 5/2/2007	15,900,000
9,700,000		California Statewide Communities Development Authority, (Series 2004K), 3.58% CP (Kaiser Permanente), Mandatory Tender 5/23/2007	9,700,000
26,000,000		California Statewide Communities Development Authority, (Series 2004K), 3.62% CP (Kaiser Permanente), Mandatory Tender 8/8/2007	26,000,000
10,500,000		California Statewide Communities Development Authority, (Series 2004L) Weekly VRDNs (Kaiser Permanente), 3.920%, 5/2/2007	10,500,000
20,000,000		California Statewide Communities Development Authority, (Series 2005) Weekly VRDNs (University of San Diego)/(BNP Paribas SA LOC), 3.900%, 5/2/2007	20,000,000
51,885,000		California Statewide Communities Development Authority, (Series 2005A: SWEEP Loan Program), 3.57% CP (Citibank N.A., New York LOC), Mandatory Tender 5/30/2007	51,885,000
10,000,000		California Statewide Communities Development Authority, (Series 2005A: Sweetwater Union High School District) Weekly VRDNs (Plan Nine Partners LLC)/(Union Bank of California, N.A. LOC), 3.890%, 5/3/2007	10,000,000
6,035,000		California Statewide Communities Development Authority, (Series 2006) Weekly VRDNs (Marin Horizon School)/(Allied Irish Banks PLC LOC), 3.860%, 5/3/2007	6,035,000
50,235,000		California Statewide Communities Development Authority, (Series B) Weekly VRDNs (Kaiser Permanente), 3.920%, 5/2/2007	50,235,000
4,715,000	[3,4]	California Statewide Communities Development Authority, MERLOTS (Series 1999E) Weekly VRDNs (Sutter Health)/(FSA INS)/(Wachovia Bank N.A. LIQ), 3.970%, 5/2/2007	4,715,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		California--continued
$10,600,000	[3,4]	California Statewide Communities Development Authority, ROCs (Series 571CE) Weekly VRDNs (Kaiser Permanente)/(Citibank N.A., New York LIQ)/(Citibank N.A., New York LOC), 3.950%, 5/3/2007	$10,600,000
3,460,000	[3,4]	Capistrano, CA Unified School District, PUTTERs (Series 1700) Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.950%, 5/3/2007	3,460,000
5,030,000	[3,4]	Castaic Lake, CA Water Agency, PUTTERs (Series 1456) Weekly VRDNs (AMBAC INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.950%, 5/3/2007	5,030,000
2,545,000	[3,4]	Chabot-Las Positas, CA Community College District, GS Trust (Series 2006-87Z) Weekly VRDNs (AMBAC INS)/(Goldman Sachs Group, Inc. LIQ), 3.970%, 5/3/2007	2,545,000
14,600,000	[3,4]	Compton, CA Unified School District, Class A Certificates (Series 3006) Weekly VRDNs (AMBAC INS)/(Bear Stearns Cos., Inc. LIQ), 3.980%, 5/3/2007	14,600,000
1,290,000		Davis, CA Community Facilities District No. 1999-2, (Series 2000) Weekly VRDNs (Wells Fargo Bank, N.A. LOC), 3.840%, 5/3/2007	1,290,000
27,000,000		East Bay Municipal Utility District, CA Water System, 3.55% CP, Mandatory Tender 7/12/2007	27,000,000
10,100,000		East Bay Municipal Utility District, CA Water System, 3.57% CP, Mandatory Tender 7/12/2007	10,100,000
11,150,000		East Bay Municipal Utility District, CA Water System, 3.57% CP, Mandatory Tender 7/12/2007	11,150,000
11,485,000	[3,4]	East Bay Municipal Utility District, CA Water System, ROCs (Series 383) Weekly VRDNs (MBIA Insurance Corp. INS)/(Citibank N.A., New York LIQ), 3.950%, 5/3/2007	11,485,000
4,295,000	[3,4]	East Side Union High School District, CA, MERLOTS (Series 2006 B-28) Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), 3.970%, 5/2/2007	4,295,000
17,175,000		Eden Township, CA Healthcare District, (Series 2004) Weekly VRDNs (Eden Hospital Health Services Corp.)/(Allied Irish Banks PLC LOC), 3.890%, 5/3/2007	17,175,000
2,900,000	[3,4]	El Camino, CA Community College District, PUTTERs (Series 1471) Weekly VRDNs (FGIC INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.920%, 5/3/2007	2,900,000
11,265,000	[3,4]	Foothill-De Anza, CA Community College District, Class A Certificates (Series 3038) Weekly VRDNs (FGIC INS)/(Bear Stearns Cos., Inc. LIQ), 3.980%, 5/3/2007	11,265,000
50,000,000	[3,4]	Golden State Tobacco Securitization Corp., CA, (MT-400), 3.70% TOBs (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), Optional Tender 10/4/2007	50,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		California--continued
$9,010,000	[3,4]	Golden State Tobacco Securitization Corp., CA, (PT-3937) Weekly VRDNs (California State)/(FGIC INS)/(Merrill Lynch & Co., Inc. LIQ), 3.950%, 5/3/2007	$9,010,000
10,000,000	[3,4]	Golden State Tobacco Securitization Corp., CA, Class A Certificates (Series 3059) Weekly VRDNs (Bear Stearns Cos., Inc. LIQ)/(Bear Stearns Cos., Inc. LOC), 3.980%, 5/3/2007	10,000,000
5,000,000	[3,4]	Golden State Tobacco Securitization Corp., CA, Class A Certificates (Series 7021) Weekly VRDNs (California State)/(FGIC INS)/(Bear Stearns Cos., Inc. LIQ), 3.970%, 5/3/2007	5,000,000
13,930,000	[3,4]	Hollister, CA Joint Powers Financing Authority Wastewater Revenue, (PT-3790) Weekly VRDNs (FSA INS)/(Merrill Lynch & Co., Inc. LIQ), 3.930%, 5/3/2007	13,930,000
5,800,000		Hollister, CA Redevelopment Agency, (Series 2004) Weekly VRDNs (San Benito County Community Services Development Corp.)/(CALSTRS (California State Teachers' Retirement System) LOC), 3.880%, 5/3/2007	5,800,000
129,645,000	[3,4]	JPMorgan Chase & Co. I-PUTTERs Trust (Series 1711P) Weekly VRDNs (Los Angeles, CA Unified School District)/(AMBAC, FSA, MBIA Insurance Corp. INS) and JPMorgan Chase Bank, N.A. LIQs), 4.020%, 5/3/2007	129,645,000
8,913,035	[3,4]	Koch Floating Rate Trust (California Non-AMT)/(Series 1999-2) Weekly VRDNs (AMBAC, MBIA Insurance Corp. INS) and State Street Bank and Trust Co. LIQs), 3.970%, 5/3/2007	8,913,035
4,495,000	[3,4]	Los Angeles County, CA Metropolitan Transportation Authority, (Series 2001-JPMC2) Weekly VRDNs (FSA INS)/(JPMorgan Chase & Co. LIQ), 3.900%, 5/2/2007	4,495,000
8,485,000	[3,4]	Los Angeles, CA Department of Water & Power (Electric/Power System), Solar Eclipses (Series 2006-0037) Weekly VRDNs (FSA INS)/(U.S. Bank, N.A. LIQ), 3.920%, 5/3/2007	8,485,000
21,105,000	[3,4]	Los Angeles, CA Municipal Improvement Corp., AUSTIN (Series BOA 113) Weekly VRDNs (FGIC INS)/(Bank of America N.A. LIQ), 3.930%, 5/3/2007	21,105,000
5,635,000	[3,4]	Los Angeles, CA Unified School District, (MT-285) Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 3.930%, 5/3/2007	5,635,000
2,980,000	[3,4]	Los Angeles, CA Unified School District, (PT-3382) Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ), 3.930%, 5/3/2007	2,980,000
8,290,000	[3,4]	Los Angeles, CA Unified School District, (PT-3570) Weekly VRDNs (AMBAC INS)/(Merrill Lynch & Co., Inc. LIQ), 3.930%, 5/3/2007	8,290,000
4,330,000	[3,4]	Los Angeles, CA Unified School District, (PT-3722) Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ), 3.930%, 5/3/2007	4,330,000
8,210,000	[3,4]	Los Angeles, CA Unified School District, (PT-3852) Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 3.930%, 5/3/2007	8,210,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		California--continued
$5,000,000	[3,4]	Los Angeles, CA Unified School District, (PT-3853) Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 3.930%, 5/3/2007	$5,000,000
7,000,000	[3,4]	Los Angeles, CA Unified School District, (PT-3856) Weekly VRDNs (FSA INS)/(Merrill Lynch & Co., Inc. LIQ), 3.930%, 5/3/2007	7,000,000
9,425,000	[3,4]	Los Angeles, CA Unified School District, AUSTIN (Series 2003A) Weekly VRDNs (FSA INS)/(Bank of America N.A. LIQ), 3.930%, 5/3/2007	9,425,000
6,440,000	[3,4]	Los Angeles, CA Unified School District, AUSTIN (Series BOA 109) Weekly VRDNs (FGIC INS)/(Bank of America N.A. LIQ), 3.930%, 5/3/2007	6,440,000
2,346,000	[3,4]	Los Angeles, CA Unified School District, Floater Certificates (Series 1542) Weekly VRDNs (FGIC INS)/(Morgan Stanley LIQ), 3.840%, 5/3/2007	2,346,000
6,000,000	[3,4]	Los Angeles, CA Unified School District, MERLOTS (Series 2007-C20) Weekly VRDNs (FGIC INS)/(Bank of New York LIQ), 3.970%, 5/2/2007	6,000,000
5,495,000	[3,4]	Los Angeles, CA Unified School District, PUTTERs (Series 1442) Weekly VRDNs (AMBAC INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.920%, 5/3/2007	5,495,000
29,485,000	[3,4]	Los Angeles, CA Unified School District, ROCs (Series 35) Weekly VRDNs (FGIC INS)/ (Citibank N.A., New York LIQ), 3.950%, 5/3/2007	29,485,000
14,400,000		Los Angeles, CA Wastewater System, (Series 2001-D) Weekly VRDNs (FGIC INS)/(Citibank N.A., New York LIQ), 3.840%, 5/3/2007	14,400,000
24,990,000		Los Angeles, CA Wastewater System, (Series 2006C) Weekly VRDNs (XL Capital Assurance Inc. INS)/(Bank of Nova Scotia, Toronto LIQ), 3.870%, 5/3/2007	24,990,000
30,000,000		Los Angeles, CA Wastewater System, 3.52% CP, Mandatory Tender 6/1/2007	30,000,000
10,000,000		Los Angeles, CA Wastewater System, 3.63% CP, Mandatory Tender 9/11/2007	10,000,000
30,000,000		Los Angeles, CA Wastewater System, 3.70% CP, Mandatory Tender 7/11/2007	30,000,000
10,000,000		Los Angeles, CA, (Series 2005A) Weekly VRDNs (Loyola High School)/ (Allied Irish Banks PLC LOC), 3.860%, 5/3/2007	10,000,000
3,600,000		Los Angeles, CA, (Series 2006A) Weekly VRDNs (Notre Dame High School)/(Allied Irish Banks PLC LOC), 3.860%, 5/3/2007	3,600,000
10,000,000		Los Angeles, CA, 4.50% TRANs, 6/29/2007	10,011,766
12,500,000	[3,4]	Metropolitan Water District of Southern California, MERLOTS (Series 1999 O) Weekly VRDNs (Wachovia Bank N.A. LIQ), 3.970%, 5/2/2007	12,500,000
9,710,000		Montebello, CA Public Financing Authority, (Series 2004A: Montebello Hotel) Weekly VRDNs (Montebello, CA)/(Union Bank of California, N.A. LOC), 3.950%, 5/2/2007	9,710,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		California--continued
$15,200,000		Monterey Peninsula, CA Water Management District, Wastewater Reclamation Weekly VRDNs (Bank of America N.A. LOC), 3.720%, 5/1/2007	$15,200,000
11,050,000	[3,4]	Newport-Mesa, CA Unified School District, Class A Certificates (Series 3047) Weekly VRDNs (MBIA Insurance Corp. INS)/(Bear Stearns Cos., Inc. LIQ), 3.980%, 5/3/2007	11,050,000
5,855,000	[3,4]	Newport-Mesa, CA Unified School District, ROCs (Series 2060) Weekly VRDNs (FGIC INS)/(Citigroup, Inc. LIQ), 3.950%, 5/3/2007	5,855,000
10,500,000	[3,4]	North Orange County, CA Community College District, Class A Certificates (Series 3034) Weekly VRDNs (FGIC INS)/(Bear Stearns Cos., Inc. LIQ), 3.980%, 5/3/2007	10,500,000
3,000,000	[3,4]	Norwalk-La Mirada, CA Unified School District, Class A Certificates (Series 3053) Weekly VRDNs (FGIC INS)/(Bear Stearns Cos., Inc. LIQ), 3.980%, 5/3/2007	3,000,000
3,300,000	[3,4]	Oakland, CA, MERLOTS (Series 2000M) Weekly VRDNs (1800 Harrison Foundation)/(AMBAC INS)/(Wachovia Bank N.A. LIQ), 3.970%, 5/2/2007	3,300,000
2,950,000		Orange County, CA IDA, (Series 1999D) Weekly VRDNs (Trabuco Highlands Apartments)/(FHLMC LOC), 3.850%, 5/3/2007	2,950,000
4,960,000	[3,4]	Oxnard, CA Financing Authority, Water Revenue (SG 174) Weekly VRDNs (XL Capital Assurance Inc. INS)/(Societe Generale, Paris LIQ), 3.940%, 5/3/2007	4,960,000
5,970,000	[3,4]	Placentia-Yorba Linda, CA Unified School District, (PUTTERs Series 457) Weekly VRDNs (FGIC INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.920%, 5/3/2007	5,970,000
7,547,500	[3,4]	Poway, CA Unified School District, Floater Certificates (Series 2006-1506) Weekly VRDNs (FSA INS)/(Morgan Stanley LIQ), 3.910%, 5/3/2007	7,547,500
16,100,000		Regents of University of California, (Series A), 3.62% CP, Mandatory Tender 8/8/2007	16,100,000
5,200,000		Riverside County, CA, (Series B-1), 3.55% CP (WestLB AG (GTD) LOC), Mandatory Tender 5/10/2007	5,200,000
10,000,000		Riverside County, CA, (Series B-1), 3.60% CP (WestLB AG (GTD) LOC), Mandatory Tender 7/19/2007	10,000,000
19,300,000		Riverside County, CA, (Series B-2), 3.55% CP (Citibank N.A., New York LOC), Mandatory Tender 6/14/2007	19,300,000
3,025,000	[3,4]	Sacramento County, CA Sanitation District, (PT-4011), 3.65% CP (FGIC INS)/ (Dexia Credit Local LIQ), Mandatory Tender 10/11/2007	3,025,000
2,600,000	[3,4]	Sacramento County, CA Sanitation District, MERLOTS (Series 2000 SSS) Weekly VRDNs (Wachovia Bank N.A. LIQ)/(United States Treasury PRF), 3.970%, 5/2/2007	2,600,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		California--continued
$20,000,000		Sacramento County, CA, (Series 2006A), 4.50% TRANs, 7/17/2007	$20,032,766
7,365,000	[3,4]	Sacramento, CA City Financing Authority, (PT-3485) Weekly VRDNs (AMBAC INS)/(Merrill Lynch & Co., Inc. LIQ), 3.930%, 5/3/2007	7,365,000
25,755,000	[3,4]	Sacramento, CA Municipal Utility District, MERLOTS (Series 2000 A10) Weekly VRDNs (AMBAC INS)/(Bank of New York LIQ), 3.970%, 5/2/2007	25,755,000
3,980,000	[3,4]	Sacramento, CA Municipal Utility District, Variable Certificates (Series 2002M) Weekly VRDNs (AMBAC INS)/(Bank of America N.A. LIQ), 3.930%, 5/3/2007	3,980,000
28,500,000		San Diego County, CA Water Authority, (Series 2), 3.56% CP, Mandatory Tender 7/11/2007	28,500,000
10,000,000		San Diego County, CA Water Authority, (Series 3), 3.55% CP, Mandatory Tender 5/9/2007	10,000,000
8,000,000		San Diego County, CA Water Authority, (Series 3), 3.55% CP, Mandatory Tender 7/12/2007	8,000,000
11,000,000		San Diego County, CA Water Authority, (Series 3), 3.57% CP, Mandatory Tender 7/12/2007	11,000,000
5,000,000		San Diego County, CA Water Authority, (Series 3), 3.60% CP, Mandatory Tender 5/18/2007	5,000,000
6,000,000	[3,4]	San Diego County, CA Water Authority, Piper Certificates (Series 2002I) Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of New York LIQ), 3.980%, 5/3/2007	6,000,000
10,000,000		San Diego County, CA, (Series 2004B) Weekly VRDNs (Bishop's School)/ (Bank of New York LOC), 3.850%, 5/3/2007	10,000,000
35,415,000	[3,4]	San Diego, CA Housing Authority, PT-501 Weekly VRDNs (Mirada at La Jolla Colony Apartments)/(Danske Bank A/S LIQ)/(Danske Bank A/S LOC), 3.970%, 5/3/2007	35,415,000
7,710,000	[3,4]	San Diego, CA Unified School District, (PT-3727) Weekly VRDNs (FSA INS)/ (Merrill Lynch & Co., Inc. LIQ), 3.930%, 5/3/2007	7,710,000
7,060,000	[3,4]	San Diego, CA Unified School District, AUSTIN (Series BOA 110) Weekly VRDNs (FSA INS)/(Bank of America N.A. LIQ), 3.930%, 5/3/2007	7,060,000
5,555,000	[3,4]	San Francisco, CA City & County Airport Commission, (PT-3725) Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ), 3.930%, 5/3/2007	5,555,000
4,340,000	[3,4]	San Francisco, CA City and County, (PA-1387) Weekly VRDNs (Laguna Honda Hospital)/ (FSA INS)/(Merrill Lynch & Co., Inc. LIQ), 3.930%, 5/3/2007	4,340,000
6,040,000		San Francisco, CA Public Utilities Commission (Wastewater Enterprise), 3.55% CP (BNP Paribas SA LOC), Mandatory Tender 6/6/2007	6,040,000
20,000,000		San Francisco, CA Redevelopment Agency Community Facilities District No. 7 (Hunters Point Shipyard Phase One), (Series 2005A) Weekly VRDNs (KBC Bank N.V. LOC), 3.860%, 5/3/2007	20,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		California--continued
$3,000,000		San Francisco, CA Redevelopment Finance Agency, (1985 Issue D; Series A) Weekly VRDNs (Bayside Village Associates)/(JPMorgan Chase Bank, N.A. LOC), 3.840%, 5/2/2007	$3,000,000
12,600,000		San Francisco, CA Redevelopment Finance Agency, (1985 Issue D; Series B) Weekly VRDNs (Bayside Village Associates)/(JPMorgan Chase Bank, N.A. LOC), 3.840%, 5/2/2007	12,600,000
4,180,000	[3,4]	San Joaquin Hills, CA Transportation Corridor Agency, (PZ-187) Weekly VRDNs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 3.960%, 5/3/2007	4,180,000
5,690,000	[3,4]	San Joaquin Hills, CA Transportation Corridor Agency, Floater Certificates (Series 2006-1524) Weekly VRDNs (MBIA Insurance Corp. INS)/(Morgan Stanley LIQ), 3.930%, 5/3/2007	5,690,000
2,270,000	[3,4]	San Joaquin Hills, CA Transportation Corridor Agency, GS Trust (Series 2006 90TPZ) Weekly VRDNs (MBIA Insurance Corp. INS)/(Goldman Sachs Group, Inc. LIQ), 3.950%, 5/3/2007	2,270,000
1,163,000	[3,4]	San Joaquin Hills, CA Transportation Corridor Agency, GS Trust (Series 2006 91 TPZ) Weekly VRDNs (MBIA Insurance Corp. INS)/(Goldman Sachs Group, Inc. LIQ), 3.950%, 5/3/2007	1,163,000
2,840,000	[3,4]	San Joaquin Hills, CA Transportation Corridor Agency, PUTTERs (Series 1409) Weekly VRDNs (United States Treasury COL)/(JPMorgan Chase Bank, N.A. LIQ), 3.920%, 5/3/2007	2,840,000
2,620,000	[3,4]	San Jose, CA Airport, ROCs (Series 2004) Weekly VRDNs (FSA INS)/ (Citigroup, Inc. LIQ), 3.950%, 5/3/2007	2,620,000
4,120,000	[3,4]	San Jose, CA Unified School District, (PT-3497) Weekly VRDNs (FGIC INS)/ (Merrill Lynch & Co., Inc. LIQ), 3.930%, 5/3/2007	4,120,000
1,410,000	[3,4]	San Jose, CA Unified School District, (PZ-115) Weekly VRDNs (FGIC INS)/ (Merrill Lynch & Co., Inc. LIQ), 3.960%, 5/3/2007	1,410,000
13,080,000	[3,4]	San Jose, CA Unified School District, Class A Certificates (Series 3021) Weekly VRDNs (FGIC INS)/(Bear Stearns Cos., Inc. LIQ), 3.980%, 5/3/2007	13,080,000
9,860,000	[3,4]	San Mateo County, CA Community College District, Class A Certificates (Series 3043) Weekly VRDNs (MBIA Insurance Corp. INS)/(Bear Stearns Cos., Inc. LIQ), 3.980%, 5/3/2007	9,860,000
5,265,000	[3,4]	San Mateo County, CA Community College District, GS Trust (Series 2006-96Z) Weekly VRDNs (MBIA Insurance Corp. INS)/(Goldman Sachs Group, Inc. LIQ), 3.950%, 5/3/2007	5,265,000
19,880,000		Santa Rosa, CA Wastewater, (Series 2004A) Weekly VRDNs (Landesbank Baden-Wuerttemberg (GTD) LOC), 3.860%, 5/3/2007	19,880,000
50,000,000		Sonoma County, CA, 4.25% TRANs, 10/16/2007	50,156,622
2,195,000	[3,4]	Tahoe Truckee, CA Unified School District, (MERLOTS Series 2001-A72) Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), 4.020%, 5/2/2007	2,195,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		California--continued
$19,095,000	[3,4]	Tobacco Securitization Authority of Southern California, (PA-1390) Weekly VRDNs (San Diego County, CA Tobacco Asset Securitization Corp.)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.980%, 5/3/2007	$19,095,000
19,800,000		Torrance, CA, (Series 1992: Hospital Revenue Bonds) Weekly VRDNs (Torrance Memorial Medical Center)/(JPMorgan Chase Bank, N.A. LOC), 3.890%, 5/3/2007	19,800,000
9,000,000	[3,4]	University of California, AUSTIN (Series 117) Weekly VRDNs (FSA INS)/ (Bank of America N.A. LIQ), 3.930%, 5/3/2007	9,000,000
4,600,000		Vallejo, CA Water Enterprise, (Series 2001A) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 3.900%, 5/2/2007	4,600,000
17,000,000		Victorville, CA Joint Powers Financing Authority, (Series 2005A: Cogeneration Facility) Weekly VRDNs (Victorville, CA)/(Fortis Bank SA/NV LOC), 3.880%, 5/2/2007	17,000,000
6,000,000		Victorville, CA Joint Powers Financing Authority, (Series 2006A: Cogeneration Facility) Weekly VRDNs (Victorville, CA)/ (Fortis Bank SA/NV LOC), 3.880%, 5/2/2007	6,000,000
18,655,000		West Covina, CA Public Financing Authority, (Series 2002B) Weekly VRDNs (West Covina, CA)/(CALSTRS (California State Teachers' Retirement System) LOC), 3.880%, 5/2/2007	18,655,000
14,500,000		Whittier, CA, (Series 2004) Weekly VRDNs (Whittier College)/(Radian Asset Assurance INS)/(Bank of New York LIQ), 3.920%, 5/3/2007	14,500,000
2,830,000	[3,4]	William S. Hart, CA Union High School District, ROCs (Series 648WFZ) Weekly VRDNs (FSA INS)/(Wells Fargo & Co. LIQ), 3.950%, 5/3/2007	2,830,000
		TOTAL	2,029,581,423
		Puerto Rico--7.0%
6,000,000	[3,4]	Commonwealth of Puerto Rico, (MT-221), 3.60% TOBs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), Optional Tender 7/12/2007	6,000,000
6,925,000	[3,4]	Commonwealth of Puerto Rico, (MT-291), 3.53% TOBs (XL Capital Assurance Inc. INS)/ (Merrill Lynch & Co., Inc. LIQ), Optional Tender 10/18/2007	6,925,000
13,570,000	[3,4]	Commonwealth of Puerto Rico, (Series 2002-746d) Weekly VRDNs (FSA INS)/(Morgan Stanley LIQ), 3.910%, 5/3/2007	13,570,000
24,550,000	[3,4]	Puerto Rico Commonwealth Infrastructure Financing Authority, (MT-220), 3.60% TOBs (AMBAC INS)/(Merrill Lynch & Co., Inc. LIQ), Optional Tender 7/12/2007	24,550,000
6,900,000	[3,4]	Puerto Rico Commonwealth Infrastructure Financing Authority, RBC Floater Certificates (Series I-3) Weekly VRDNs (AMBAC INS)/(Royal Bank of Canada, Montreal LIQ), 3.940%, 5/3/2007	6,900,000
5,020,000	[3,4]	Puerto Rico Highway and Transportation Authority, (PT-3931) Weekly VRDNs (Dexia Credit Local LIQ)/(Dexia Credit Local LOC), 3.940%, 5/3/2007	5,020,000
13,535,000	[3,4]	Puerto Rico Highway and Transportation Authority, (Series 5031 BBT), 3.60% TOBs (MBIA Insurance Corp. INS)/(Branch Banking & Trust Co. LIQ), Optional Tender 6/14/2007	13,535,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Puerto Rico--continued
$50,000,000	[3,4]	Puerto Rico Highway and Transportation Authority, GS Pool Trust (Series 2007-36) Weekly VRDNs (Assured Guaranty Corp., FGIC, FSA INS) and Goldman Sachs Group, Inc. LIQs), 3.970%, 5/3/2007	$50,000,000
9,610,000	[3,4]	Puerto Rico Public Building Authority, (MT-343), 3.60% TOBs (AMBAC INS)/(Bayerische Landesbank LIQ), Optional Tender 7/12/2007	9,610,000
17,830,000	[3,4]	Puerto Rico Public Finance Corp., Floater Certificates (Series 2002-705d) Weekly VRDNs (AMBAC INS)/(Morgan Stanley LIQ), 3.910%, 5/3/2007	17,830,000
		TOTAL	153,940,000
		TOTAL MUNICIPAL INVESTMENTS--99.6% (AT AMORTIZED COST) [5]	2,183,521,423
		OTHER ASSETS AND LIABILITIES - NET--0.4%	9,690,098
		TOTAL NET ASSETS--100%	$2,193,211,521

On April 30, 2007, the Fund holds no securities that are subject to the federal alternative minimum tax (AMT).

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At April 30, 2007, the portfolio securities were rated as follows:

Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
100.0%	0.0%

2 Current rate and next reset date shown for Variable Rate Demand Notes.

3 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2007, these restricted securities amounted to $1,088,473,535, which represented 49.6% of total net assets.

4 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At April 30, 2007, these liquid restricted securities amounted to $1,088,473,535, which represented 49.6% of total net assets.

5 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2007.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
COL	--Collateralized
CP	--Commercial Paper
FGIC	--Financial Guaranty Insurance Company
FHLMC	--Federal Home Loan Mortgage Corporation
FSA	--Financial Security Assurance
GO	--General Obligation
GTD	--Guaranteed
IDA	--Industrial Development Authority
INS	--Insured
LIQ(s)	--Liquidity Agreement(s)
LOC(s)	--Letter(s) of Credit
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
PCFA	--Pollution Control Finance Authority
PRF	--Prerefunded
PUTTERs	--Puttable Tax-Exempt Receipts
ROCs	--Reset Option Certificates
SWP	--Swap Agreement
TOBs	--Tender Option Bonds
TOPS	--Trust Obligation Participating Securities
TRANs	--Tax and Revenue Anticipation Notes
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2007 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$2,183,521,423
Cash		743,970
Income receivable		16,961,333
Receivable for shares sold		669,846
TOTAL ASSETS		2,201,896,572
Liabilities:
Payable for investments purchased	$4,600,484
Payable for shares redeemed	2,450,450
Income distribution payable	1,231,219
Payable for distribution services fee (Note 4)	78,702
Payable for shareholder services fee (Note 4)	234,836
Accrued expenses	89,360
TOTAL LIABILITIES		8,685,051
Net assets for 2,192,880,638 shares outstanding		$2,193,211,521
Net Assets Consist of:
Paid-in capital		$2,192,880,603
Accumulated net realized gain on investments		332,601
Distributions in excess of net investment income		(1,683)
TOTAL NET ASSETS		$2,193,211,521
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Service Shares:
$705,770,616 ÷ 705,671,403 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Shares:
$798,263,752 ÷ 798,114,174 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash II Shares:
$222,784,758 ÷ 222,765,764 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Capital Shares:
$351,476,701 ÷ 351,429,681 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash Series Shares:
$114,915,694 ÷ 114,899,616 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2007 (unaudited)

Investment Income:
Interest			$40,877,767
Expenses:
Investment adviser fee (Note 4)		$5,344,832
Administrative personnel and services fee (Note 4)		909,952
Custodian fees		46,739
Transfer and dividend disbursing agent fees and expenses		440,042
Directors'/Trustees' fees		12,163
Auditing fees		9,277
Legal fees		5,541
Portfolio accounting fees		104,046
Distribution services fee--Cash II Shares (Note 4)		242,336
Distribution services fee--Cash Series Shares (Note 4)		374,820
Shareholder services fee--Institutional Service Shares (Note 4)		952,822
Shareholder services fee--Cash II Shares (Note 4)		302,921
Shareholder services fee--Institutional Capital Shares (Note 4)		80,089
Shareholder services fee--Cash Series Shares (Note 4)		156,175
Account administration fee--Institutional Service Shares		60,318
Share registration costs		50,640
Printing and postage		35,745
Insurance premiums		8,902
Miscellaneous		3,694
TOTAL EXPENSES		9,141,054
Waivers and Reimbursement (Note 4):
Waiver of investment adviser fee	$(4,011,532)
Waiver of administrative personnel and services fee	(35,596)
Waiver of distribution services fee--Cash II Shares	(60,584)
Waiver of distribution services fee--Cash Series Shares	(62,470)
Reimbursement of shareholder services fee--Institutional Capital Shares	(327)
TOTAL WAIVERS AND REIMBURSEMENT		(4,170,509)
Net expenses			4,970,545
Net investment income			35,907,222
Net realized gain on investments			344,617
Change in net assets resulting from operations			$36,251,839

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2007	Year Ended 10/31/2006
Increase (Decrease) in Net Assets
Operations:
Net investment income	$35,907,222	$62,386,516
Net realized gain on investments	344,617	353,472
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	36,251,839	62,739,988
Distributions to Shareholders:
Distributions from net investment income
Institutional Service Shares	(12,728,383)	(23,881,676)
Institutional Shares	(12,832,938)	(21,521,395)
Cash II Shares	(3,530,093)	(6,772,175)
Institutional Capital Shares	(5,218,024)	(6,945,668)
Cash Series Shares	(1,599,806)	(3,264,481)
Distributions from net realized gain on investments
Institutional Service Shares	(87,308)	--
Institutional Shares	(80,351)	--
Cash II Shares	(27,790)	--
Institutional Capital Shares	(30,149)	--
Cash Series Shares	(13,136)	--
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(36,147,978)	(62,385,395)
Share Transactions:
Proceeds from sale of shares	4,342,432,418	10,086,157,060
Net asset value of shares issued to shareholders in payment of distributions declared	27,892,339	43,859,357
Cost of shares redeemed	(4,462,424,385)	(9,829,899,845)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(92,099,628)	300,116,572
Change in net assets	(91,995,767)	300,471,165
Net Assets:
Beginning of period	2,285,207,288	1,984,736,123
End of period (including undistributed (distributions in excess of) net investment income of $(1,683) and $339, respectively)	$2,193,211,521	$2,285,207,288

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2007 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 40 portfolios. The financial statements included herein are only those of California Municipal Cash Trust (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers five classes of shares: Institutional Service Shares, Institutional Shares, Cash II Shares, Institutional Capital Shares and Cash Series Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from federal regular income tax and personal income taxes imposed by the state of California consistent with stability of principal. Interest income from the Fund's investments may be subject to the federal alternative minimum tax for individuals and corporations.

Effective January 18, 2005, the Fund began offering Cash Series Shares and Institutional Capital Shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Fund's Board of Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 4/30/2007	Year Ended 10/31/2006
Institutional Service Shares:
Shares sold	2,343,843,390	4,867,317,716
Shares issued to shareholders in payment of distributions declared	7,649,031	13,683,807
Shares redeemed	(2,506,112,829)	(4,916,654,387)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(154,620,408)	(35,652,864)

	Six Months Ended 4/30/2007	Year Ended 10/31/2006
Institutional Shares:
Shares sold	1,211,359,586	3,618,468,897
Shares issued to shareholders in payment of distributions declared	9,848,623	13,194,745
Shares redeemed	(1,165,286,258)	(3,408,781,320)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	55,921,951	222,882,322

	Six Months Ended 4/30/2007	Year Ended 10/31/2006
Cash II Shares:
Shares sold	301,035,113	717,773,073
Shares issued to shareholders in payment of distributions declared	3,534,578	6,771,674
Shares redeemed	(351,421,477)	(694,343,568)
NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	(46,851,786)	30,201,179

	Six Months Ended 4/30/2007	Year Ended 10/31/2006
Institutional Capital Shares:
Shares sold	377,669,569	622,197,341
Shares issued to shareholders in payment of distributions declared	5,247,506	6,945,668
Shares redeemed	(315,867,344)	(500,513,867)
NET CHANGE RESULTING FROM INSTITUTIONAL CAPITAL SHARE TRANSACTIONS	67,049,731	128,629,142

	Six Months Ended 4/30/2007	Year Ended 10/31/2006
Cash Series Shares:
Shares sold	108,524,760	260,400,033
Shares issued to shareholders in payment of distributions declared	1,612,601	3,263,463
Shares redeemed	(123,736,477)	(309,606,703)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	(13,599,116)	(45,943,207)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(92,099,628)	300,116,572

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Effective February 28, 2007, Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. Prior to February 28, 2007, the Adviser received a fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2007, the Adviser voluntarily waived $4,011,532 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2007, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $35,596 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Cash II Shares and Cash Series Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Cash II Shares	0.20%
Cash Series Shares	0.60%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2007, FSC voluntarily waived $123,054 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2007, FSC did not retain any fees paid by the Fund.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Institutional Service Shares, Institutional Shares, Cash II Shares, Institutional Capital Shares, and Cash Series Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended April 30, 2007, FSSC voluntarily reimbursed $327 of shareholder services fees. For the six months ended April 30, 2007, FSSC did not receive any fees paid by the Fund. For the six months ended April 30, 2007, the Fund's Institutional Shares did not incur a shareholder services fee.

Interfund Transactions

During the six months ended April 30, 2007, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $791,540,000 and $1,040,375,000, respectively.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

5. CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2007, 71.8% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 8.2% of total investments.

6. LINE OF CREDIT

The Fund participates in a $150,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of April 30, 2007, there were no outstanding loans. During the six months ended April 30, 2007, the Fund did not utilize the LOC.

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

8. RECENT ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006. Recent SEC guidance allows implementing FIN 48 in fund net asset value (NAV) calculations as late as a fund's last NAV calculation in the first required financial statement reporting period. As a result, the Fund will adopt FIN 48 no later than April 30, 2008. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

In addition, in September 2006, FASB released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157) which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

Evaluation and Approval of Advisory Contract

CALIFORNIA MUNICIPAL CASH TRUST (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2006. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

Prior to the meeting, the Adviser had recommended that the Federated Funds appoint a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer appointed by the Funds has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below, which the Board considered, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for like services and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these considerations and was guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated Funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, and directed the preparation of independent reports, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups is of significance in judging the reasonableness of proposed fees.

During the year ending December 31, 2005, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated Funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated Funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated Fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs and the lack of consensus on how to allocate those costs causes such allocation reports to be of questionable value. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board also reviewed profitability information for Federated and other publicly held fund management companies, provided by the Senior Officer, who noted the limited availability of such information, and concluded that Federated's profit margins did not appear to be excessive.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in the portfolio management and distribution efforts supporting all of the Federated Funds and that the benefits of any economies, should they exist, were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

During the year ending December 31, 2005, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Board reviewed the fees, other expenses of the state-specific municipal cash trust funds and possible future reductions in gross advisory fees with the Adviser. The Board agreed to continuation of the Fund's advisory contract, noting among other factors, the positive impact of fee waivers that caused total expenses to appear reasonable. The Senior Officer noted that Federated appeared to provide appropriate administrative services to the Fund for the fees currently paid. For 2005, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory and was satisfied that the overall expense structure of the Fund remained competitive.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were relevant to every Federated Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

The Senior Officer also made recommendations relating to the organization and availability of data and verification of processes for purposes of implementing future evaluations which the Adviser has agreed to implement.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N369

35087 (6/07)

Federated is a registered mark of Federated Investors, Inc. 2007 (c)Federated Investors, Inc.

>

Federated Investors
World-Class Investment Manager

Connecticut Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2007

Institutional Service Shares
Cash Series Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights -- Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,
	4/30/2007	2006	2005	2004	2003	2002

Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.015	0.026	0.015	0.005	0.005	0.009
Net realized gain (loss) on investments	0.000 [1]	0.000 [1]	--	(0.000)[1]	0.000 [1]	(0.000)[1]

TOTAL FROM INVESTMENT OPERATIONS	0.015	0.026	0.015	0.005	0.005	0.009

Less Distributions:
Distributions from net investment income	(0.015)	(0.026)	(0.015)	(0.005)	(0.005)	(0.009)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	1.47%	2.67%	1.53%	0.48%	0.49%	0.90%

Ratios to Average Net Assets:

Net expenses	0.67%[3]	0.67%	0.67%	0.67%	0.67%	0.67%

Net investment income	2.95%[3]	2.63%	1.46%	0.48%	0.49%	0.90%

Expense waiver/reimbursement[4]	0.23%[3]	0.28%	0.27%	0.24%	0.23%	0.22%

Supplemental Data:

Net assets, end of period (000 omitted)	$137,024	$155,937	$174,343	$261,427	$306,669	$297,748

1 Represents less than $0.001.

2 Based on net asset value. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Cash Series Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2007	Year Ended 10/31/2006	Period Ended 10/31/2005 [1]

Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.013	0.023	0.011
Net realized gain on investments	0.000 [2]	0.000 [2]	--

TOTAL FROM INVESTMENT OPERATIONS	0.013	0.023	0.011

Less Distributions:
Distributions from net investment income	(0.013)	(0.023)	(0.011)

Net Asset Value, End of Period	$1.00	$1.00	$1.00

Total Return[3]	1.31%	2.33%	1.06%[4]

Ratios to Average Net Assets:

Net expenses	1.00%[5]	1.00%	1.00%[5]

Net investment income	2.62%[5]	2.28%	1.51%[5]

Expense waiver/reimbursement[6]	0.54%[5]	0.57%	0.59%[5]

Supplemental Data:

Net assets, end of period (000 omitted)	$51,067	$56,009	$73,172

1 Reflects operations for the period from January 18, 2005 (date of initial public investment) to October 31, 2005.

2 Represents less than $0.001.

3 Based on net asset value. Total returns for periods of less than one year are not annualized.

4 During the period, the Fund was reimbursed by the Adviser, which had an impact of 0.01% on the total return.

5 Computed on an annualized basis.

6 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2006 to April 30, 2007.

Actual Expenses

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

Hypothetical Example for Comparison Purposes

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 11/1/2006	Ending Account Value 4/30/2007	Expenses Paid During Period	[1]

Actual:

Institutional Service Shares	$1,000	$1,014.70	$3.35

Cash Series Shares	$1,000	$1,013.10	$4.99

Hypothetical (assuming a 5% return before expenses):

Institutional Service Shares	$1,000	$1,021.47	$3.36

Cash Series Shares	$1,000	$1,019.84	$5.01

1 Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Institutional Service Shares	0.67%

Cash Series Shares	1.00%

Portfolio of Investments Summary Tables

At April 30, 2007, the Fund’s portfolio composition1 was as follows:

Percentage of Total Net Assets

Variable Rate Instruments	73.6%

Municipal Notes	14.5%

Commercial Paper	11.0%

Other Assets and Liabilities--Net[2]	0.9%

TOTAL	100.0%

At April 30, 2007, the Fund’s effective maturity schedule3 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets

1-7 Days	72.6%

8-30 Days	2.5%

31-90 Days	11.1%

91-180 Days	11.9%

181 Days or more	1.0%

Other Assets and Liabilities--Net[2]	0.9%

TOTAL	100.0%

1 See the Fund’s Prospectus and Statement of Additional Information for a description of these investments.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

April 30, 2007 (unaudited)

Principal Amount			Value

		SHORT-TERM MUNICIPALS--99.1%[1,2]
		Connecticut--84.3%
$1,835,000		Connecticut Development Authority Health Care Revenue Weekly VRDNs (Corporation for Independent Living)/(JPMorgan Chase Bank, N.A. LOC), 3.89%, 5/2/2007	$1,835,000
2,600,000		Connecticut Development Authority Health Care Revenue, (Series 1993A) Weekly VRDNs (Corporation for Independent Living)/(Dexia Credit Local LOC), 3.89%, 5/2/2007	2,600,000
4,100,000		Connecticut Development Authority, (Series 1993) Weekly VRDNs (Rand-Whitney Containerboard LP)/(Bank of Montreal LOC), 4.00%, 5/2/2007	4,100,000
195,000		Connecticut Development Authority, (Series 1997) Weekly VRDNs (Porcelen Ltd., CT LLC)/(U.S. Bank, N.A. LOC), 4.08%, 5/2/2007	195,000
5,000,000		Connecticut Development Authority, (Series 1999), 3.68% CP (New England Power Co.), Mandatory Tender 6/1/2007	5,000,000
4,600,000		Connecticut Development Authority, (Series 1999), 3.70% CP (New England Power Co.), Mandatory Tender 5/10/2007	4,600,000
6,000,000		Connecticut Development Authority, (Series 1999), 3.75% CP (New England Power Co.), Mandatory Tender 8/13/2007	6,000,000
1,530,000		Connecticut Development Authority, (Series 2001) Weekly VRDNs (Loracon LLC)/(Wachovia Bank N.A. LOC), 4.09%, 5/3/2007	1,530,000
4,845,000	[3,4]	Connecticut State Clean Water Fund, PA-547R Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.95%, 5/3/2007	4,845,000
3,035,000		Connecticut State HEFA, (Series A) Weekly VRDNs (Academy of Our Lady of Mercy Lauralton Hall)/(Allied Irish Banks PLC LOC), 3.95%, 5/3/2007	3,035,000
5,300,000		Connecticut State HEFA, (Series A) Weekly VRDNs (Boys & Girls Club of Greenwich)/(Allied Irish Banks PLC LOC), 3.95%, 5/3/2007	5,300,000
6,835,000		Connecticut State HEFA, (Series A) Weekly VRDNs (Children’s School)/(Bank of New York LOC), 3.94%, 5/3/2007	6,835,000
700,000		Connecticut State HEFA, (Series A) Weekly VRDNs (Ethel Walker School)/(Allied Irish Banks PLC LOC), 3.95%, 5/3/2007	700,000
1,500,000		Connecticut State HEFA, (Series A) Weekly VRDNs (Forman School Issue)/(Citizens Bank of Rhode Island LOC), 3.94%, 5/2/2007	1,500,000
2,505,000		Connecticut State HEFA, (Series A) Weekly VRDNs (The Whitby School)/(Bank of New York LOC), 3.90%, 5/3/2007	2,505,000
2,815,000		Connecticut State HEFA, (Series A) Weekly VRDNs (Washington Montessori School)/(Wachovia Bank N.A. LOC), 3.94%, 5/3/2007	2,815,000
5,125,000		Connecticut State HEFA, (Series A) Weekly VRDNs (Williams School)/(Citizens Bank of Connecticut LOC), 3.90%, 5/3/2007	5,125,000
8,990,000		Connecticut State HEFA, (Series E) Weekly VRDNs (Lawrence & Memorial Hospital, Inc.)/(Radian Asset Assurance INS)/(Bank of America N.A. LIQ), 3.97%, 5/2/2007	8,990,000
1,100,000		Connecticut State HEFA, (Series E) Weekly VRDNs (Taft School)/(Wachovia Bank N.A. LOC), 3.95%, 5/2/2007	1,100,000
		SHORT-TERM MUNICIPALS--continued[1,2]
		Connecticut--continued
$390,000		Connecticut State HEFA, (Series J) Weekly VRDNs (Middlesex Hospital)/(Wachovia Bank N.A. LOC), 3.94%, 5/3/2007	$390,000
2,500,000		Connecticut State HEFA, (Series M) Weekly VRDNs (St. Raphael Hospital)/(KBC Bank N.V. LOC), 3.87%, 5/2/2007	2,500,000
2,550,000	[3,4]	Connecticut State HEFA, Floater Certificates (Series 2006-1353) Weekly VRDNs (Connecticut State University System)/(FGIC INS)/(Morgan Stanley LIQ), 3.94%, 5/3/2007	2,550,000
4,780,000	[3,4]	Connecticut State HFA, (PT-3628) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.97%, 5/3/2007	4,780,000
9,010,000	[3,4]	Connecticut State HFA, (Series 2005 FR/RI-L14) Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ), 4.05%, 5/2/2007	9,010,000
12,995,000	[3,4]	Connecticut State HFA, Variable Rate Certificates (Series 1998T) Weekly VRDNs (Bank of America N.A. LIQ), 3.99%, 5/3/2007	12,995,000
4,965,000	[3,4]	Connecticut State Transportation Infrastructure Authority, ROCs (Series 4068) Weekly VRDNs (AMBAC INS)/(Citigroup, Inc. LIQ), 3.96%, 5/3/2007	4,965,000
4,815,000	[3,4]	Connecticut State, Austin Trust (Series 2002A) Weekly VRDNs (FSA INS)/(Bank of America N.A. LIQ), 3.96%, 5/3/2007	4,815,000
5,000,000	[3,4]	Connecticut State, GS Trust (Series 2006-75) Weekly VRDNs (AMBAC INS)/(Goldman Sachs Group, Inc. LIQ), 3.96%, 5/3/2007	5,000,000
6,635,000	[3,4]	Connecticut State, PUTTERs (Series 320) Weekly VRDNs (J.P. Morgan Chase & Co. LIQ), 3.95%, 5/3/2007	6,635,000
4,625,000		East Haven, CT, 4.50% BANs, 8/24/2007	4,637,230
3,150,000		Hartford, CT Redevelopment Authority Weekly VRDNs (Underwood Towers)/(FSA INS)/(Societe Generale, Paris LIQ), 3.920%, 5/3/2007	3,150,000
2,670,000		New Britain, CT, (Series 2000B) Weekly VRDNs (AMBAC INS)/(Bank of Nova Scotia, Toronto LIQ), 3.95%, 5/2/2007	2,670,000
3,900,000		New Britain, CT, (Series 2005) Weekly VRDNs (AMBAC INS)/(Bank of Nova Scotia, Toronto LIQ), 3.95%, 5/2/2007	3,900,000
5,110,000		New Haven, CT, (Series 2002A), 3.62% CP (Landesbank Hessen-Thueringen (GTD) LOC), Mandatory Tender 7/9/2007	5,110,000
5,000,000		Plainfield, CT, 4.00% BANs, 7/9/2007	5,002,861
6,245,000		Seymour, CT, 4.50% BANs, 8/15/2007	6,258,985
3,665,000		Shelton, CT Housing Authority, (Series 1998) Weekly VRDNs (Crosby Commons)/(Wachovia Bank N.A. LOC), 3.99%, 5/3/2007	3,665,000
1,840,000	[3,4]	Weston, CT, ROCs (Series 6501) Weekly VRDNs (Citigroup, Inc. LIQ), 3.96%, 5/3/2007	1,840,000

		TOTAL	158,484,076

		Puerto Rico--14.8%
5,820,000	[3,4]	Commonwealth of Puerto Rico, (MT-221), 3.60% TOBs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), Optional Tender 7/12/2007	5,820,000
7,100,000	[3,4]	JPMorgan Chase & Co. I-Putters Trust (Series 1780P) Weekly VRDNs (Puerto Rico Highway and Transportation Authority)/(Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 4.04%, 5/3/2007	7,100,000
		SHORT-TERM MUNICIPALS--continued[1,2]
		Puerto Rico--continued
$530,000	[3,4]	Puerto Rico HFA, (Series 2003 FR/RI-L30J) Weekly VRDNs (GNMA COL)/(Lehman Brothers Holdings, Inc. LIQ), 4.00%, 5/2/2007	$530,000
5,485,000	[3,4]	Puerto Rico Highway and Transportation Authority, (MT-403), 3.67% TOBs (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), Optional Tender 10/4/2007	5,485,000
5,000,000	[3,4]	Puerto Rico Highway and Transportation Authority, GS Pool Trust (Series 2007-36) Weekly VRDNs (Assured Guaranty Corp., FGIC, FSA INS) and Goldman Sachs Group, Inc. LIQs), 3.97%, 5/3/2007	5,000,000
3,935,000	[3,4]	Puerto Rico Highway and Transportation Authority, MERLOTS (Series 2000-FFF) Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), 3.97%, 5/2/2007	3,935,000

		TOTAL	27,870,000

		TOTAL MUNICIPAL INVESTMENTS--99.1% (at amortized cost)[5]	186,354,076

		OTHER ASSETS AND LIABILITIES--NET--0.9%	1,737,651

		TOTAL NET ASSETS--100%	$188,091,727

Securities that are subject to the federal alternative minimum tax (AMT) represent 17.8% of the portfolio as calculated based upon total market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO’s two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor’s MIG-1 or MIG-2 by Moody’s Investors Service or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At April 30, 2007, the portfolio securities were rated as follows:

Tier Rating Based on Total Market Value

First Tier	Second Tier

100.0%	0.00%

2 Current rate and next reset date shown for Variable Rate Demand Notes.

3 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2007, these restricted securities amounted to $85,305,000, which represented 45.4% of total net assets.

4 Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees. At April 30, 2007, these liquid restricted securities amounted to $85,305,000, which represented 45.4% of total net assets.

5 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2007.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
BANs	--Bond Anticipation Notes
COL	--Collateralized
CP	--Commercial Paper
FGIC	--Financial Guaranty Insurance Company
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GTD	--Guaranteed
HEFA	--Health and Education Facilities Authority
HFA	--Housing Finance Authority
INS	--Insured
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
PUTTERs	--Puttable Tax-Exempt Receipts
ROCs	--Reset Option Certificates
TOBs	--Tender Option Bonds
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2007 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$186,354,076
Cash		140,651
Income receivable		1,802,528
Receivable for shares sold		19,457

TOTAL ASSETS		188,316,712

Liabilities:
Income distribution payable	$169,709
Payable for shares redeemed	1,323
Payable for distribution services fees (Note 5)	9,279
Payable for shareholder services fee (Note 5)	36,738
Accrued expenses	7,936

TOTAL LIABILITIES		224,985

Net assets for 188,086,243 shares outstanding		$188,091,727

Net Assets Consist of:
Paid-in capital		$188,086,154
Accumulated net realized gain on investments		5,538
Undistributed net investment income		35

TOTAL NET ASSETS		$188,091,727

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Service Shares:
$137,024,344 ÷ 137,026,555 shares outstanding, no par value, unlimited shares authorized		$1.00

Cash Series Shares:
$51,067,383 ÷ 51,059,688 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2007 (unaudited)

Investment Income:
Interest			$3,585,704

Expenses:
Investment adviser fee (Note 5)		$462,507
Administrative personnel and services fee (Note 5)		94,220
Custodian fees		4,102
Transfer and dividend disbursing agent fees and expenses		48,757
Directors’/Trustees’ fees		1,112
Auditing fees		8,435
Legal fees		4,207
Portfolio accounting fees		32,557
Distribution services fee--Cash Series Shares (Note 5)		150,733
Shareholder services fee--Institutional Service Shares (Note 5)		154,795
Shareholder services fee--Cash Series Shares (Note 5)		62,632
Share registration costs		16,736
Printing and postage		11,605
Insurance premiums		3,682
Miscellaneous		690

TOTAL EXPENSES		1,056,770

Waivers and Reimbursement (Note 5):
Waiver of investment adviser fee	$(140,451)
Waiver of administrative personnel and services fee	(18,783)
Waiver of distribution services fee--Cash Series Shares	(95,464)
Reimbursement of shareholder services fee-- Institutional Service Shares	(51,369)

TOTAL WAIVERS AND REIMBURSEMENT		(306,067)

Net expenses			750,703

Net investment income			2,835,001

Net realized gain on investments			17,840

Change in net assets resulting from operations			$2,852,841

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2007	Year Ended 10/31/2006

Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,835,001	$5,527,944
Net realized gain on investments	17,840	15,765

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	2,852,841	5,543,709

Distributions to Shareholders:
Distributions from net investment income
Institutional Service Shares	(2,176,923)	(4,305,519)
Cash Series Shares	(658,147)	(1,222,600)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(2,835,070)	(5,528,119)

Share Transactions:
Proceeds from sale of shares	238,735,523	646,217,176
Net asset value of shares issued to shareholders in payment of distributions declared	1,738,754	3,071,464
Cost of shares redeemed	(264,346,324)	(684,872,642)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(23,872,047)	(35,584,002)

Change in net assets	(23,854,276)	(35,568,412)

Net Assets:
Beginning of period	211,946,003	247,514,415

End of period (including undistributed net investment income of $35 and $104, respectively)	$188,091,727	$211,946,003

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2007 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 40 portfolios. The financial statements included herein are only those of Connecticut Municipal Cash Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Institutional Service Shares and Cash Series Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from federal regular income tax and Connecticut dividend and interest income tax consistent with stability of principal. Interest income from the Fund’s investments may be subject to the federal alternative minimum tax for individuals and corporations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Fund’s Board of Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 4/30/2007	Year Ended 10/31/2006

Institutional Service Shares:
Shares sold	167,882,621	543,588,960
Shares issued to shareholders in payment of distributions declared	1,080,634	1,848,837
Shares redeemed	(187,890,341)	(563,855,687)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(18,927,086)	(18,417,890)

	Six Months Ended 4/30/2007	Year Ended 10/31/2006

Cash Series Shares:
Shares sold	70,852,902	102,628,216
Shares issued to shareholders in payment of distributions declared	658,120	1,222,627
Shares redeemed	(76,455,983)	(121,016,955)

NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	(4,944,961)	(17,166,112)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(23,872,047)	(35,584,002)

4. FEDERAL TAX INFORMATION

At October 31, 2006, the Fund had a capital loss carryforward of $12,302 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire in 2012.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Effective February 28, 2007, Federated Investment Management Company, the Fund’s investment adviser (the “Adviser”), receives for its services an annual investment adviser fee equal to 0.40% of the Fund’s average daily net assets. Prior to February 28, 2007, the Adviser received a fee equal to 0.50% of the Fund’s average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2007, the Adviser voluntarily waived $140,451 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds

0.150%	on the first $5 billion

0.125%	on the next $5 billion

0.100%	on the next $10 billion

0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2007, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $18,783 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Cash Series Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to 0.60% of average daily net assets, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2007, FSC voluntarily waived $95,464 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2007, FSC retained $20 of fees paid by the Fund.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund’s Institutional Service Shares and Cash Series Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended April 30, 2007, FSSC voluntarily reimbursed $51,369 of shareholder services fees. For the six months ended April 30, 2007, FSSC did not receive any fees paid by the Fund.

Interfund Transactions

During the six months ended April 30, 2007, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $133,570,000 and $155,789,500, respectively.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2007, 61.3% of the securities in the portfolio of investments is backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 8.9% of total investments.

7. LINE OF CREDIT

The Fund participates in a $150,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of April 30, 2007, there were no outstanding loans. During the six months ended April 30, 2007, the Fund did not utilize the LOC.

8. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, “Federated”), along with various investment companies sponsored by Federated (“Funds”) were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated’s first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission (“SEC”), the Office of the New York State Attorney General (“NYAG”), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys’ fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

9. RECENT ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006. Recent SEC guidance allows implementing FIN 48 in fund net asset value (NAV) calculations as late as a fund’s last NAV calculation in the first required financial statement reporting period. As a result, the Fund will adopt FIN 48 no later than April 30, 2008. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

In addition, in September 2006, FASB released Statement on Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157) which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund’s financial statement disclosures.

Evaluation and Approval of Advisory Contract

Connecticut Municipal Cash Trust (the “Fund”)

The Fund’s Board reviewed the Fund’s investment advisory contract at meetings held in May 2006. The Board’s decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

Prior to the meeting, the Adviser had recommended that the Federated Funds appoint a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer appointed by the Funds has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below, which the Board considered, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser’s fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser’s cost of providing the services; the extent to which the Adviser may realize “economies of scale” as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser’s relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser’s services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for like services and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these considerations and was guided by them in its review of the Fund’s advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise the Senior Officer’s evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board’s formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board’s consideration of the advisory contract included review of the Senior Officer’s evaluation, accompanying data and additional reports covering such matters as: the Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund’s investment objectives; the Fund’s expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated’s responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board’s evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund’s performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund’s investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund’s ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund’s investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser’s investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated’s fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, and directed the preparation of independent reports, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups is of significance in judging the reasonableness of proposed fees.

The Fund’s performance fell below the median of the relevant peer group during the year ending December 31, 2005. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated’s subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds’ administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs and the lack of consensus on how to allocate those costs causes such allocation reports to be of questionable value. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board also reviewed profitability information for Federated and other publicly held fund management companies, provided by the Senior Officer, who noted the limited availability of such information, and concluded that Federated’s profit margins did not appear to be excessive.

The Senior Officer’s evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in the portfolio management and distribution efforts supporting all of the Federated funds and that the benefits of any economies, should they exist, were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated’s fund advisory services at this time.

During the year ending December 31, 2005, the Fund’s investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Board reviewed the fees, other expenses of the state-specific municipal cash trust funds and possible future reductions in gross advisory fees with the Adviser. The Board agreed to continuation of the Fund’s advisory contract, noting among other factors, the positive impact of fee waivers that caused total expenses to appear reasonable. The Senior Officer noted that Federated appeared to provide appropriate administrative services to the Fund for the fees currently paid. For 2005, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates was satisfactory and was satisfied that the overall expense structure of the Fund remained competitive.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser’s industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board’s approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were relevant to every Federated fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board’s decision to approve the contract reflects its determination that Federated’s performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

The Senior Officer also made recommendations relating to the organization and availability of data and verification of processes for purposes of implementing future evaluations which the Adviser has agreed to implement.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated’s website. Go to FederatedInvestors.com, select “Products,” select the “Prospectuses and Regulatory Reports” link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC’s website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated’s website at FederatedInvestors.com by clicking on “Portfolio Holdings” and selecting the name of the Fund, or by selecting the name of the Fund and clicking on “Portfolio Holdings.” You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Federated Securities Corp., Distributor

Cusip 60934N559
Cusip 608919601

0052406 (6/07)

Federated is a registered mark of Federated Investors, Inc.
2007 © Federated Investors, Inc.

Federated Investors
World-Class Investment Manager

Federated Tax-Free Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2007

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2007	Year Ended October 31,
		2006	2005 [1]	2004	2003	2002

Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.016	0.029	0.018	0.008	0.008	0.012
Net realized gain (loss) on investments	0.000 [2]	0.000 [2]	(0.000)[2]	0.000 [2]	0.000 [2]	(0.000)[2]

TOTAL FROM INVESTMENT OPERATIONS	0.016	0.029	0.018	0.008	0.008	0.012

Less Distributions:
Distributions from net investment income	(0.016)	(0.029)	(0.018)	(0.008)	(0.008)	(0.012)
Distributions from net realized gain on investments	(0.000)[2]	--	--	--	--	--

TOTAL DISTRIBUTIONS	(0.016)	(0.029)	(0.018)	(0.008)	(0.008)	(0.012)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[3]	1.61%	2.96%	1.83%	0.76%	0.80%	1.24%

Ratios to Average Net Assets:

Net expenses	0.46%[4]	0.47%	0.45%	0.45%	0.45%	0.45%

Net investment income	3.21%[4]	2.94%	1.80%	0.74%	0.81%	1.22%

Supplemental Data:

Net assets, end of period (000 omitted)	$156,861	$203,869	$161,050	$198,633	$334,439	$584,103

1 Beginning with the year ended October 31, 2005, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

2 Represents less than $0.001.

3 Based on net asset value. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2006 to April 30, 2007.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 11/1/2006	Ending Account Value 4/30/2007	Expenses Paid During Period	[1]

Actual	$1,000	$1,016.10	$2.30

Hypothetical (assuming a 5% return before expenses)	$1,000	$1,022.51	$2.31

1 Expenses are equal to the Fund’s annualized net expense ratio of 0.46%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Portfolio of Investments Summary Tables

At April 30, 2007, the Fund’s portfolio composition1 was as follows:

Percentage of Total Net Assets

Variable Rate Instruments	75.2%

Municipal Notes	24.6%

Other Assets and Liabilities--Net[2]	0.2%

TOTAL	100.0%

At April 30, 2007, the Fund’s effective maturity schedule3 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets

1-7 Days	75.3%

8-30 Days	0.0%

31-90 Days	4.1%

91-180 Days	15.5%

181 Days or more	4.9%

Other Assets and Liabilities--Net[2]	0.2%

TOTAL	100.0%

1 See the Fund’s Prospectus and Statement of Additional Information for a description of these investments.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

April 30, 2007 (unaudited)

Principal Amount			Value

		SHORT-TERM MUNICIPALS--99.8%[1,2]
		Alabama--1.3%
$1,000,000	[3,4]	Alabama State Public School & College Authority, (PA-918R) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.990%, 5/3/2007	$1,000,000
1,000,000	[3,4]	Alabama State Public School & College Authority, PUTTERs (Series 124) Weekly VRDNs (FGIC INS)/(J.P. Morgan Chase & Co. LIQ), 3.980%, 5/3/2007	1,000,000

		TOTAL	2,000,000

		California--1.9%
3,000,000	[3,4]	Golden State Tobacco Securitization Corp., CA, (MT-400), 3.70% TOBs (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), Optional Tender 10/4/2007	3,000,000

		Colorado--2.0%
3,190,000		Triview, CO Metropolitan District, 3.75% TOBs (Compass Bank, Birmingham LOC), Mandatory Tender 11/1/2007	3,190,000

		Connecticut--1.3%
2,000,000	[3,4]	Connecticut State HFA, Variable Rate Certificates (Series 1998S) Weekly VRDNs (Bank of America N.A. LIQ), 3.960%, 5/3/2007	2,000,000

		Florida--5.5%
4,495,000		Eustis Health Facilities Authority, FL, (Series 1985) Weekly VRDNs (Waterman Medical Center)/(SunTrust Bank LOC), 3.950%, 5/3/2007	4,495,000
4,100,000		Orange County, FL, Health Facilities Authority, (Series 2006A) Weekly VRDNs (Presbyterian Retirement Communities)/(Radian Asset Assurance INS)/ (Bank of America N.A. LIQ), 3.990%, 5/3/2007	4,100,000

		TOTAL	8,595,000

		Illinois--1.4%
2,200,000		Crestwood Village, IL, 135th and Cicero Redevelopment (Series 2004) Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 3.970%, 5/3/2007	2,200,000

		Indiana--6.1%
9,485,000		St. Joseph County, IN, (Series 2000) Weekly VRDNs (South Bend Medical Foundation)/(National City Bank LOC), 4.010%, 5/3/2007	9,485,000

		Maryland--3.0%
3,000,000	[3,4]	ABN AMRO MuniTOPS Certificates Trust (Maryland Non-AMT)/(Series 2003-19), 3.67% TOBs (Baltimore, MD)/(FGIC INS)/(ABN AMRO Bank NV, Amsterdam LIQ), Optional Tender 8/23/2007	3,000,000
1,000,000		Maryland Community Development Administration -- Residential Revenue, 2006 (Series M), 3.67% BANs, 9/12/2007	1,000,000
650,000		Montgomery County, MD, Consolidated Public Improvement BANs (2006 Series B) Daily VRDNs (Dexia Credit Local LIQ), 4.030%, 5/1/2007	650,000

		TOTAL	4,650,000

		Michigan--6.7%
1,995,000	[3,4]	Detroit, MI City School District, Solar Eclipse Certificates (Series 2006-0001), 3.65% TOBs (FSA INS)/(U.S. Bank, N.A. LIQ), Optional Tender 3/6/2008	1,995,000
80,000	[3,4]	Detroit, MI City School District, Variable Rate Certificates (Series 2001-P) Weekly VRDNs (FSA INS)/(Bank of America N.A. LIQ), 4.020%, 5/3/2007	80,000
6,495,000	[3,4]	Detroit, MI Sewage Disposal System, (Series 2006-BNY 4), 3.75% TOBs (FSA INS)/(Bank of New York LIQ), Optional Tender 7/2/2007	6,495,000
2,000,000		Michigan State Hospital Finance Authority, Healthcare Equipment Loan Program Bonds, (Series C) Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 3.970%, 5/2/2007	2,000,000

		TOTAL	10,570,000

		Minnesota--6.2%
6,000,000	[3,4]	Minneapolis/St. Paul, MN Metropolitan Airports Commission, SGA 127 (Series 2001) Weekly VRDNs (FGIC INS)/(Societe Generale, Paris LIQ), 3.970%, 5/2/2007	6,000,000
2,000,000		Minnesota State Higher Education Facility Authority, (Series Four-S) Weekly VRDNs (Bethel College and Seminary)/(Allied Irish Banks PLC LOC), 4.010%, 5/2/2007	2,000,000
1,700,000		St. Paul, MN Port Authority, District Heating Revenue Bonds, (Series 2003-4 H) Weekly VRDNs (Dexia Credit Local LOC), 3.950%, 5/2/2007	1,700,000

		TOTAL	9,700,000

		Missouri--1.7%
2,715,000		Howell County, MO IDA, (Series 1992), 3.85% TOBs (Safeway Inc.)/(Deutsche Bank Trust Co. Americas LOC), Mandatory Tender 8/1/2007	2,715,000

		Multi State--9.5%
1,936,510	[3,4]	ABN AMRO Chicago Corp. 1997-1 LeaseTOPS Trust Weekly VRDNs (LaSalle Bank, N.A. LIQ)/(LaSalle Bank, N.A. LOC), 4.120%, 5/3/2007	1,936,510
3,745,000	[3,4]	Puttable Floating Option Tax-Exempt Receipts (P-Floats+ Series EC-001) VRDNs ((AMBAC, FGIC, FSA, MBIA Insurance Corp. INS) and Merrill Lynch & Co., Inc. LIQs), 4.170%, 5/3/2007	3,745,000
6,455,000	[3,4]	Puttable Floating Option Tax-Exempt Receipts (P-Floats+ Series EC-002) VRDNs (Merrill Lynch & Co., Inc. LIQ), 4.170%, 5/3/2007	6,455,000
2,825,000	[3,4]	TICs/TOCs MuniMae Trust (Series 2002-1M) Weekly VRDNs (MBIA Insurance Corp. INS)/(Bayerische Landesbank (GTD) LIQ), 3.970%, 5/3/2007	2,825,000

		TOTAL	14,961,510

		New Jersey--1.5%
2,384,500		Colts Neck Township, NJ, 4.50% BANs, 8/22/2007	2,390,192

		Ohio--13.5%
1,525,000		Bexley, OH, 3.80% BANs, 5/1/2008	1,525,000
3,390,000		Cuyahoga County, OH Health Care Facilities, (Series 1999) Weekly VRDNs (Hospice of the Western Reserve)/(Fifth Third Bank, Cincinnati LOC), 4.020%, 5/3/2007	3,390,000
3,070,000		Erie County, OH, (Series 1996A) Weekly VRDNs (Providence Care Center)/(JPMorgan Chase Bank, N.A. LOC), 3.970%, 5/3/2007	3,070,000
5,805,000		Geauga County, OH, (Series 2001) Weekly VRDNs (Montefiore Housing Corp.)/(Key Bank, N.A. LOC), 4.040%, 5/3/2007	5,805,000
1,600,000		Geauga County, OH, 4.50% BANs, 8/28/2007	1,604,278
3,840,000		Marion County, OH Health Care Facilities, (Series 2002) Weekly VRDNs (United Church Homes, Inc.)/(Key Bank, N.A. LOC), 3.990%, 5/2/2007	3,840,000
2,000,000		Seneca County, OH Health Care Facilities, Revenue Refunding and Improvement Bonds, (Series 2003) Weekly VRDNs (Good Shepherd Home)/ (Fifth Third Bank, Cincinnati LOC), 3.980%, 5/3/2007	2,000,000

		TOTAL	21,234,278

		Oklahoma--5.5%
8,640,000	[3,4]	Tulsa, OK International Airport, Variable Rate Certificates (Series 1997B-2) Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of America N.A. LIQ), 4.070%, 5/3/2007	8,640,000

		Pennsylvania--7.0%
825,000		Allegheny County, PA IDA, (Series A of 1997) Weekly VRDNs (Jewish Community Center)/ (National City Bank LOC), 4.010%, 5/3/2007	825,000
200,000		Dauphin County, PA IDA, (Series 2005) Weekly VRDNs (WITF, Inc.)/(Citizens Bank of Pennsylvania LOC), 3.950%, 5/4/2007	200,000
1,495,000	[3,4]	Delaware Valley, PA Regional Finance Authority, (Series 5005 BBT) Weekly VRDNs (AMBAC INS)/(Branch Banking & Trust Co. LIQ), 3.970%, 5/3/2007	1,495,000
5,500,000		Doylestown Hospital Authority, PA, (Series 1998 B) Weekly VRDNs (Doylestown Hospital, PA)/(AMBAC INS)/(PNC Bank, N.A. LIQ), 4.050%, 5/3/2007	5,500,000
3,000,000		Doylestown Hospital Authority, PA, (Series 1998C) Weekly VRDNs (Doylestown Hospital, PA)/(AMBAC INS)/(PNC Bank, N.A. LIQ), 4.110%, 5/3/2007	3,000,000

		TOTAL	11,020,000

		Texas--16.5%
2,775,000	[3,4]	Cypress-Fairbanks, TX ISD, (GS Trust Series 2006-86TP) Weekly VRDNs (MBIA Insurance Corp. INS)/(Wells Fargo & Co. LIQ), 3.980%, 5/3/2007	2,775,000
1,945,000		Harris County, TX HFDC, (Series 2000) Weekly VRDNs (Brazos Presbyterian Homes, Inc.)/(Allied Irish Banks PLC LOC), 3.970%, 5/3/2007	1,945,000
6,355,000	[3,4]	Harris County, TX, ROCs (Series 4056) Weekly VRDNs (Citigroup, Inc. LIQ), 3.980%, 5/3/2007	6,355,000
6,050,000	[3,4]	Lower Colorado River Authority, TX, (Series 2000 ZZZ) Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ), 3.990%, 5/2/2007	6,050,000
3,985,000	[3,4]	Lower Colorado River Authority, TX, MERLOTS (2000 RRR) Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ), 3.990%, 5/2/2007	3,985,000
1,000,000		Round Rock ISD, TX Bonds, (Texas Permanent School Fund Guarantee Program GTD), 2/15/2008	971,395
3,860,000	[3,4]	San Antonio, TX Electric & Gas System, MERLOTS (Series 2002-A53), 3.65% TOBs (FSA INS)/(Wachovia Bank N.A. LIQ), Optional Tender 8/1/2007	3,860,000

		TOTAL	25,941,395

		Washington--1.4%
2,105,000	[3,4]	Washington State, MERLOTS (Series 2001-A101) Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ), 3.990%, 5/2/2007	2,105,000

		West Virginia--3.4%
5,305,000		Cabell County Commission, WV, (Series 1995) Weekly VRDNs (Foster Foundation)/(Huntington National Bank, Columbus, OH LOC), 4.120%, 5/3/2007	5,305,000

		Wisconsin--4.4%
2,900,000		Pulaski, WI Community School District, 4.10% TRANs, 9/25/2007	2,905,062
3,900,000		South Milwaukee, WI School District, 4.00% TRANs, 9/19/2007	3,905,382

		TOTAL	6,810,444

		TOTAL MUNICIPAL INVESTMENTS--99.8% (AT AMORTIZED COST)5	156,512,819

		OTHER ASSETS AND LIABILITIES--NET--0.2%	347,929

		TOTAL NET ASSETS--100%	$156,860,748

At April 30, 2007, the Fund holds no securities that are subject to the federal alternative minimum tax (AMT).

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO’s two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor’s, MIG-1, or MIG-2 by Moody’s Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At April 30, 2007, the portfolio securities were rated as follows:

Tier Rating Based on Total Market Value

First Tier	Second Tier

100.0%	0.0%

2 Current rate and next reset date shown for Variable Rate Demand Notes.

3 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2007, these restricted securities amounted to $74,796,510, which represented 47.7% of total net assets.

4 Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees. At April 30, 2007, these liquid restricted securities amounted to $74,796,510, which represented 47.7% of total net assets.

5 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2007.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
FGIC	--Financial Guaranty Insurance Company
FSA	--Financial Security Assurance
GTD	--Guaranteed
HFA	--Housing Finance Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
INS	--Insured
ISD	--Independent School District
LIQ(s)	--Liquidity Agreement(s)
LOC	--Letter of Credit
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
PUTTERs	--Puttable Tax-Exempt Receipts
ROCs	--Reset Option Certificates
TICs	--Trust Inverse Certificates
TOBs	--Tender Option Bonds
TOCs	--Tender Option Certificates
TOPS	--Trust Obligation Participating Securities
TRANs	--Tax and Revenue Anticipation Notes
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2007 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$156,512,819
Cash		832,598
Income receivable		1,261,474
Prepaid expenses		10,191

TOTAL ASSETS		158,617,082

Liabilities:
Payable for investments purchased	$1,525,000
Payable for shares redeemed	2,000
Income distribution payable	229,334

TOTAL LIABILITIES		1,756,334

Net assets for 156,867,775 shares outstanding		$156,860,748

Net Assets Consist of:
Paid-in capital		$156,859,914
Accumulated net realized gain on investments		656
Undistributed net investment income		178

TOTAL NET ASSETS		$156,860,748

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$156,860,748 ÷ 156,867,775 shares outstanding no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2007 (unaudited)

Investment Income:
Interest			$3,414,596

Expenses:
Investment adviser fee (Note 4)		$372,017
Administrative personnel and services fee (Note 4)		74,384
Custodian fees		4,145
Transfer and dividend disbursing agent fees and expenses		12,867
Directors’/Trustees’ fees		985
Auditing fees		8,435
Legal fees		4,269
Portfolio accounting fees		24,032
Share registration costs		12,252
Printing and postage		5,825
Insurance premiums		3,423

TOTAL EXPENSES		522,634

Waivers (Note 4):
Waiver of investment adviser fee	$(88,617)
Waiver of administrative personnel and services fee	(3,515)

TOTAL WAIVERS		(92,132)

Net expenses			430,502

Net investment income			2,984,094
Net realized gain on investments			499

Change in net assets resulting from operations			$2,984,593

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2007	Year Ended 10/31/2006

Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,984,094	$5,332,082
Net realized gain on investments	499	24,344

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	2,984,593	5,356,426

Distributions to Shareholders:
Distributions from net investment income	(2,983,795)	(5,331,474)
Distributions from net realized gain on investments	(9,593)	--

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(2,993,388)	(5,331,474)

Share Transactions:
Proceeds from sale of shares	236,196,988	518,095,716
Net asset value of shares issued to shareholders in payment of distributions declared	1,498,055	2,277,574
Cost of shares redeemed	(284,694,709)	(477,579,487)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(46,999,666)	42,793,803

Change in net assets	(47,008,461)	42,818,755

Net Assets:
Beginning of period	203,869,209	161,050,454

End of period (including undistributed (distributions in excess of) net investment income of $178 and ($121), respectively)	$156,860,748	$203,869,209

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2007 (Unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 40 portfolios. The financial statements included herein are only those of Federated Tax-Free Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to provide dividend income exempt from federal regular income taxes while seeking relative stability of principal. Interest income from the Fund’s investments may be subject to the federal alternative minimum tax for individuals and corporations, and state and local taxes.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Fund’s Board of Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

	Six Months Ended 4/30/2007	Year Ended 10/31/2006

Shares sold	236,196,988	518,095,716
Shares issued to shareholders in payment of distributions declared	1,498,055	2,277,574
Shares redeemed	(284,694,709)	(477,579,487)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(46,999,666)	42,793,803

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund’s investment adviser (the “Adviser”), receives for its services an annual investment adviser fee equal to 0.40% of the Fund’s average daily net assets. The Adviser will waive, to the extent of its adviser fee, the amount, if any, by which the Fund’s aggregate annual operating expenses, including the investment adviser fee but excluding interest, taxes, brokerage commissions, expenses of registering or qualifying the Fund and its shares under federal and state laws and regulations, expenses of withholding taxes, and extraordinary expenses exceed 0.45% of the average daily net assets of the Fund. For the six months ended April 30, 2007, the Adviser waived $88,617 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds

0.150%	on the first $5 billion

0.125%	on the next $5 billion

0.100%	on the next $10 billion

0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2007, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $3,515 of its fee.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund’s Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended April 30, 2007, the Fund did not incur a shareholder services fee.

Interfund Transactions

During the six months ended April 30, 2007, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $118,665,000 and $163,995,000, respectively.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

5. LINE OF CREDIT

The Fund participates in a $150,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of April 30, 2007, there were no outstanding loans. During the six months ended April 30, 2007, the Fund did not utilize the LOC.

6. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, “Federated”), along with various investment companies sponsored by Federated (“Funds”) were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated’s first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission (“SEC”), the Office of the New York State Attorney General (“NYAG”), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys’ fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

7. RECENT ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006. Recent SEC guidance allows implementing FIN 48 in fund net asset value (NAV) calculations as late as a fund’s last NAV calculation in the first required financial statement reporting period. As a result, the Fund will adopt FIN 48 no later than April 30, 2008. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

In addition, in September 2006, FASB released Statement on Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157) which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund’s financial statement disclosures.

Evaluation and Approval of Advisory Contract

FEDERATED TAX FREE TRUST (THE “FUND”)

The Fund’s Board reviewed the Fund’s investment advisory contract at meetings held in May 2006. The Board’s decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

Prior to the meeting, the Adviser had recommended that the Federated Funds appoint a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer appointed by the Funds has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below, which the Board considered, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser’s fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser’s cost of providing the services; the extent to which the Adviser may realize “economies of scale” as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser’s relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser’s services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for like services and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these considerations and was guided by them in its review of the Fund’s advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise the Senior Officer’s evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board’s formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board’s consideration of the advisory contract included review of the Senior Officer’s evaluation, accompanying data and additional reports covering such matters as: the Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund’s investment objectives; the Fund’s expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated’s responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board’s evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund’s performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund’s investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund’s ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund’s investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser’s investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated’s fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, and directed the preparation of independent reports, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups is of significance in judging the reasonableness of proposed fees.

During the year ending December 31, 2005, the Fund’s performance was below the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated’s subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds’ administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs and the lack of consensus on how to allocate those costs causes such allocation reports to be of questionable value. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board also reviewed profitability information for Federated and other publicly held fund management companies, provided by the Senior Officer, who noted the limited availability of such information, and concluded that Federated’s profit margins did not appear to be excessive.

The Senior Officer’s evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in the portfolio management and distribution efforts supporting all of the Federated funds and that the benefits of any economies, should they exist, were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated’s fund advisory services at this time.

During the year ending December 31, 2005, the Fund’s investment advisory fee after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

No changes were recommended to, and no objection was raised to the continuation of the Fund’s advisory contract, and the Senior Officer noted that Federated appears to provide appropriate administrative services to the Fund for the fees paid. For 2005, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates was satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser’s industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board’s approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were relevant to every Federated fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board’s decision to approve the contract reflects its determination that Federated’s performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

The Senior Officer also made recommendations relating to the organization and availability of data and verification of processes for purposes of implementing future evaluations which the Adviser has agreed to implement.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated’s website. Go to FederatedInvestors.com, select “Products,” select the “Prospectuses and Regulatory Reports” link, then select the Fund to access the link to Form
N-PX. This information is also available from the EDGAR database on the SEC’s website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (Call
1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated’s website at FederatedInvestors.com by clicking on “Portfolio Holdings” and selecting the name of the Fund, or by selecting the name of the Fund and clicking on “Portfolio Holdings.” You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Cusip 60934N666

8070103 (6/07)

Federated Investors
World-Class Investment Manager

Florida Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2007

Institutional Shares
Cash II Shares
Cash Series Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights -- Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,
	4/30/2007	2006	2005	2004	2003	2002

Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.016	0.028	0.017	0.006	0.007	0.012
Net realized gain (loss) on investments	0.000 [1]	0.000 [1]	(0.000)[1]	(0.000)[1]	0.000 [1]	(0.000)[1]

TOTAL FROM INVESTMENT OPERATIONS	0.016	0.028	0.017	0.006	0.007	0.012

Less Distributions:
Distributions from net investment income	(0.016)	(0.028)	(0.017)	(0.006)	(0.007)	(0.012)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	1.58%	2.85%	1.70%	0.63%	0.66%	1.16%

Ratios to Average Net Assets:

Net expenses	0.55%[3]	0.61%	0.61%	0.62%	0.63%	0.64%

Net investment income	3.16%[3]	2.81%	1.64%	0.62%	0.64%	1.12%

Expense waiver/reimbursement[4]	0.16%[3]	0.14%	0.18%	0.19%	0.17%	0.15%

Supplemental Data:

Net assets, end of period (000 omitted)	$255,743	$231,061	$189,129	$230,885	$247,742	$220,597

1 Represents less than $0.001.

2 Based on net asset value. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Cash II Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,
	4/30/2007	2006	2005	2004	2003	2002

Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.014	0.025	0.014	0.004	0.004	0.009
Net realized gain (loss) on investments	0.000 [1]	0.000 [1]	(0.000)[1]	(0.000)[1]	0.000 [1]	(0.000)[1]

TOTAL FROM INVESTMENT OPERATIONS	0.014	0.025	0.014	0.004	0.004	0.009

Less Distributions:
Distributions from net investment income	(0.014)	(0.025)	(0.014)	(0.004)	(0.004)	(0.009)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	1.42%	2.58%	1.44%	0.37%	0.39%	0.90%

Ratios to Average Net Assets:

Net expenses	0.85%[3]	0.89%	0.87%	0.89%	0.89%	0.90%

Net investment income	2.86%[3]	2.49%	1.37%	0.32%	0.36%	0.74%

Expense waiver/reimbursement[4]	0.21%[3]	0.18%	0.19%	0.16%	0.16%	0.14%

Supplemental Data:

Net assets, end of period (000 omitted)	$112,686	$131,842	$173,201	$129,139	$85,650	$77,280

1 Represents less than $0.001.

2 Based on net asset value. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Cash Series Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2007	Year Ended 10/31/2006	Period Ended 10/31/2005 [1]

Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.013	0.024	0.011
Net realized gain (loss) on investments	0.000 [2]	0.000 [2]	(0.000)[2]

TOTAL FROM INVESTMENT OPERATIONS	0.013	0.024	0.011

Less Distributions:
Distributions from net investment income	(0.013)	(0.024)	(0.011)

Net Asset Value, End of Period	$1.00	$1.00	$1.00

Total Return[3]	1.35%	2.42%	1.13%

Ratios to Average Net Assets:

Net expenses	1.00%[4]	1.03%	1.00%[4]

Net investment income	2.69%[4]	2.37%	1.62%[4]

Expense waiver/reimbursement[5]	0.41%[4]	0.38%	0.44%[4]

Supplemental Data:

Net assets, end of period (000 omitted)	$107,979	$101,997	$124,304

1 Reflects operations for the period from January 18, 2005 (date of initial public investment) to October 31, 2005.

2 Represents less than $0.001.

3 Based on net asset value. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2006 to April 30, 2007.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 11/1/2006	Ending Account Value 4/30/2007	Expenses Paid During Period	[1]

Actual:

Institutional Shares	$1,000	$1,015.80	$2.75

Cash II Shares	$1,000	$1,014.20	$4.24

Cash Series Shares	$1,000	$1,013.50	$4.99

Hypothetical (assuming a 5% return before expenses):

Institutional Shares	$1,000	$1,022.07	$2.76

Cash II Shares	$1,000	$1,020.58	$4.26

Cash Series Shares	$1,000	$1,019.84	$5.01

1 Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The annualized net expense ratios are as follow:

Institutional Shares	0.55%

Cash II Shares	0.85%

Cash Series Shares	1.00%

Portfolio of Investments Summary Tables

At April 30, 2007, the Fund’s portfolio composition1 was as follows:

Percentage of Total Net Assets

Variable Rate Instruments	81.3%

Municipal Notes	12.0%

Commercial Paper	6.3%

Other Assets and Liabilities--Net[2]	0.4%

TOTAL	100.0%

At April 30, 2007, the Fund’s effective maturity schedule3 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets

1-7 Days	81.3%

8-30 Days	0.9%

31-90 Days	11.5%

91-180 Days	2.7%

181 Days or more	3.2%

Other Assets and Liabilities--Net[2]	0.4%

TOTAL	100.0%

1 See the Fund’s Prospectus and Statement of Additional Information for a description of these investments.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

April 30, 2007 (unaudited)

Principal Amount			Value

		SHORT-TERM MUNICIPALS--99.6%[1,2]
		Alaska--0.6%
$3,000,000		Valdez, AK Marine Terminal, (Series 1994B), 3.68% TOBs (Phillips Transportation Alaska, Inc.)/(ConocoPhillips GTD), Optional Tender 6/1/2007	$3,000,000

		Florida--81.9%
9,920,000	[3,4]	ABN AMRO MuniTOPS Certificates Trust (Florida Non-AMT)/ (Series 1999-11), (Series 1999-11), 3.84% TOBs (Tampa Bay, FL Water Utility System)/(FGIC INS)/(ABN AMRO Bank NV, Amsterdam LIQ), Optional Tender 6/14/2007	9,920,000
18,505,000	[3,4]	ABN AMRO MuniTOPS Certificates Trust (Florida Non-AMT)/ (Series 2002-24), (Series 2002-24) Weekly VRDNs (Escambia County, FL)/(AMBAC INS)/(ABN AMRO Bank NV, Amsterdam LIQ), 3.99%, 5/3/2007	18,505,000
4,250,000		Alachua County, FL HFA, (Series 2006) Weekly VRDNs (Santa Fe I Apartments)/(Citibank NA, New York LOC), 3.98%, 5/2/2007	4,250,000
5,000,000	[3,4]	Alachua County, FL Health Facilities Authority, (PT-3956) Weekly VRDNs (Shands Healthcare)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 4.00%, 5/3/2007	5,000,000
6,500,000	[3,4]	Brevard County, FL Health Facilities Authority, (PA-1342) Weekly VRDNs (Health First, Inc.)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 4.00%, 5/3/2007	6,500,000
765,000	[3,4]	Broward County, FL HFA, MERLOTS (Series 2001 A27) Weekly VRDNs (GNMA COL)/(Wachovia Bank N.A. LIQ), 4.04%, 5/2/2007	765,000
1,910,000		Broward County, FL, IDRB (Series 1993) Weekly VRDNs (American Whirlpool Products Corp. Project)/(Wachovia Bank N.A. LOC), 4.05%, 5/3/2007	1,910,000
11,061,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Florida-AMT)/(Series 2005-17) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 4.04%, 5/3/2007	11,061,000
1,300,000		Dade County, FL IDA, IDRBs (Series 1996A) Weekly VRDNs (U.S. Holdings, Inc.)/(Wachovia Bank N.A. LOC), 4.11%, 5/3/2007	1,300,000
7,880,000	[3,4]	Escambia County, FL HFA, (Series 2004 FR/RI-L12) Weekly VRDNs (GNMA COL)/(Lehman Brothers Holdings, Inc. LIQ), 4.05%, 5/2/2007	7,880,000
1,190,000	[3,4]	Escambia County, FL HFA, Variable Rate Certificate (Series 2001-C) Weekly VRDNs (GNMA COL)/(Bank of America N.A. LIQ), 4.04%, 5/3/2007	1,190,000
5,850,000		Florida Development Finance Corp., (Series 2006C) Weekly VRDNs (Central Florida Box Corp.)/(Regions Bank, Alabama LOC), 4.03%, 5/3/2007	5,850,000
9,300,000		Florida HFA, (1985 Series SS) Weekly VRDNs (Woodlands Apartments)/ (Northern Trust Co., Chicago, IL LOC), 3.99%, 5/2/2007	9,300,000
8,520,000		Florida HFA, (2006 Series H) Weekly VRDNs (Brook Haven Apartments)/ (SunTrust Bank LOC), 4.01%, 5/3/2007	8,520,000
6,720,000	[3,4]	Florida Housing Finance Corp., MERLOTS (Series 2006-B17) Weekly VRDNs (Wachovia Bank N.A. LIQ), 4.04%, 5/2/2007	6,720,000
2,280,000		Florida Housing Finance Corp., Wellesley Apartments (Series 2003 O) Weekly VRDNs (TWC Sixty-Seven)/(Citibank NA, New York LOC), 4.02%, 5/2/2007	2,280,000
		SHORT-TERM MUNICIPALS--continued[1,2]
		Florida--continued
$6,145,000		Florida Housing Finance Corp., Wexford Apartments (Series 2003 P) Weekly VRDNs (TWC Twenty-Two )/(Citibank NA, New York LOC), 4.02%, 5/2/2007	$6,145,000
9,580,000	[3,4]	Florida State Board of Education Capital Outlay, ROCs (Series 1014) Weekly VRDNs (Florida State)/(Citigroup, Inc. LIQ), 3.98%, 5/3/2007	9,580,000
7,960,000	[3,4]	Florida State Board of Education Lottery, PT-1527 Weekly VRDNs (FGIC INS)/ (Merrill Lynch & Co., Inc. LIQ), 3.99%, 5/3/2007	7,960,000
3,992,500	[3,4]	Florida State Department of Environmental Protection, Floater Certificates (Series 2001-722) Weekly VRDNs (FGIC INS)/(Morgan Stanley LIQ), 3.97%, 5/3/2007	3,992,500
11,000,000	[3,4]	Florida State Department of Environmental Protection, PUTTERs (Series 1730) Weekly VRDNs (AMBAC INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.98%, 5/3/2007	11,000,000
5,000,000	[3,4]	Florida State Turnpike Authority, PUTTERs (Ser 218z) Weekly VRDNs (FGIC INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.98%, 5/3/2007	5,000,000
2,500,000		Greater Orlando, FL Aviation Authority Weekly VRDNs (Cessna Aircraft Co.)/ (Textron Inc. GTD), 5.06%, 5/2/2007	2,500,000
4,100,000		Greater Orlando, FL Aviation Authority, Adjustable Rate (Series 1997), 3.73% TOBs (Signature Flight Support Corp.)/(Bayerische Landesbank (GTD) LOC), Optional Tender 6/1/2007	4,100,000
4,995,000	[3,4]	Highlands County, FL Health Facilities Authority, (MT-378) Weekly VRDNs (Adventist Health System/Sunbelt Obligated Group)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 4.00%, 5/3/2007	4,995,000
2,579,500	[3,4]	Hillsborough County, FL Aviation Authority, (Series 2004-1060) Weekly VRDNs (Tampa International Airport)/(AMBAC INS)/(Morgan Stanley LIQ), 4.00%, 5/3/2007	2,579,500
3,945,000	[3,4]	Hillsborough County, FL Aviation Authority, MERLOTS (Series 2003-A18) Weekly VRDNs (Tampa International Airport)/(MBIA Insurance Corp. INS)/ (Wachovia Bank N.A. LIQ), 4.04%, 5/2/2007	3,945,000
5,500,000		Hillsborough County, FL IDA Weekly VRDNs (Ringhaver Equipment Co.)/ (SunTrust Bank LOC), 4.18%, 5/3/2007	5,500,000
6,330,000	[3,4]	Hillsborough County, FL IDA, (PA-1410) Weekly VRDNs (Tampa General Hospital)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.98%, 5/3/2007	6,330,000
5,500,000		Hillsborough County, FL IDA, (Series 1986) Weekly VRDNs (Seaboard Tampa Terminals Venture)/(Wachovia Bank N.A. LOC), 4.04%, 5/2/2007	5,500,000
840,000		Hillsborough County, FL IDA, IDRBs (Series 1996) Weekly VRDNs (VIGO Importing Co. Project)/(Bank of America N.A. LOC), 4.00%, 5/2/2007	840,000
7,600,000	[3,4]	Hillsborough County, FL Port District, Floater Certificates (Series 2004-1019) Weekly VRDNs (Tampa, FL Port Authority)/(MBIA Insurance Corp. INS)/ (Morgan Stanley LIQ), 4.00%, 5/3/2007	7,600,000
11,285,000	[3,4]	Hillsborough County, FL Port District, MT-101, 3.70% TOBs (Tampa, FL Port Authority)/(MBIA Insurance Corp. INS)/(Landesbank Hessen-Thueringen LIQ), Optional Tender 11/15/2007	11,285,000
16,045,000	[3,4]	Hillsborough County, FL School District, ROCs (Series 904) Weekly VRDNs (AMBAC INS)/(Citibank NA, New York LIQ), 3.98%, 5/3/2007	16,045,000
		SHORT-TERM MUNICIPALS--continued[1,2]
		Florida--continued
$2,400,000		Indian River County, FL, IDRBs (Series 1997) Weekly VRDNs (Ocean Spray Cranberries, Inc.)/(Wachovia Bank N.A. LOC), 4.07%, 5/3/2007	$2,400,000
30,000		Jacksonville, FL EDC, Special Facility Airport Revenue Bonds, (Series 2005B) Weekly VRDNs (Holland-Sheltair Aviation Funding LLC)/(Mellon Bank N.A., Pittsburgh LOC), 3.96%, 5/3/2007	30,000
2,700,000		Jacksonville, FL IDA, (Series 1996) Weekly VRDNs (Portion Pac, Inc.)/ (H.J. Heinz Co. GTD), 5.00%, 5/3/2007	2,700,000
4,475,000	[3,4]	Lee County, FL Airport, (PT-2514) Weekly VRDNs (FSA INS)/(Merrill Lynch & Co., Inc. LIQ), 4.00%, 5/3/2007	4,475,000
16,780,000	[3,4]	Lee County, FL Solid Waste System, (Series 2006 FR/RI-P11) Weekly VRDNs (MBIA Insurance Corp. INS)/(Lehman Brothers Holdings, Inc. LIQ), 4.05%, 5/2/2007	16,780,000
4,000,000		Liberty County, FL, (Series 2000) Weekly VRDNs (Sunshine State Cypress, Inc.)/(Wachovia Bank N.A. LOC), 4.01%, 5/3/2007	4,000,000
925,000		Lynn Haven, FL, (Series 1998A) Weekly VRDNs (Merrick Industries, Inc.)/(Regions Bank, Alabama LOC), 4.20%, 5/3/2007	925,000
2,660,000		Manatee County, FL, (Series 1996A) Weekly VRDNs (Superior Electronics Group, Inc.)/(Wachovia Bank N.A. LOC), 4.00%, 5/3/2007	2,660,000
1,750,000		Manatee County, FL, (Series 1998) Weekly VRDNs (Mader Electric, Inc.)/ (Wachovia Bank N.A. LOC), 4.10%, 5/4/2007	1,750,000
2,400,000		Martin County, FL IDA, Tender Industrial Revenue Bonds, (Series 1986) Weekly VRDNs (Tampa Farm Service, Inc. Project)/(SunTrust Bank LOC), 4.01%, 5/2/2007	2,400,000
6,250,000	[3,4]	Miami-Dade County, FL Aviation, Class A Certificates (Series 7014) Weekly VRDNs (CDC IXIS Financial Guaranty NA INS)/(Bear Stearns Cos., Inc. LIQ), 4.00%, 5/3/2007	6,250,000
8,895,000	[3,4]	Miami-Dade County, FL Aviation, Floater Certificates (Series 2006-1326) Weekly VRDNs (CDC IXIS Financial Guaranty NA INS)/(Morgan Stanley LIQ), 4.00%, 5/3/2007	8,895,000
9,900,000	[3,4]	Miami-Dade County, FL Aviation, PUTTERs (Series 1447) Weekly VRDNs (CDC IXIS Financial Guaranty NA INS)/(JPMorgan Chase Bank, N.A. LIQ), 4.02%, 5/3/2007	9,900,000
8,635,000		Miami-Dade County, FL IDA, (Series 1998) Weekly VRDNs (Professional Modification Services, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 4.00%, 5/2/2007	8,635,000
1,700,000		Miami-Dade County, FL IDA, (Series 2003) Weekly VRDNs (Von Drehle Holdings)/(Branch Banking & Trust Co. LOC), 4.05%, 5/3/2007	1,700,000
3,200,000		Miami-Dade County, FL IDA, (Series 2004) Weekly VRDNs (Tarmac America)/(Bank of America N.A. LOC), 4.00%, 5/3/2007	3,200,000
5,000,000		Miami-Dade County, FL IDA, (Series 2005) Weekly VRDNs (Palmer Trinity Private School)/(Key Bank, N.A. LOC), 4.03%, 5/3/2007	5,000,000
8,800,000		Miami-Dade County, FL, (Series A), 3.58% CP (Miami International Airport)/(BNP Paribas SA and Dexia Bank, Belgium LOCs), Mandatory Tender 6/1/2007	8,800,000
		SHORT-TERM MUNICIPALS--continued[1,2]
		Florida--continued
$8,000,000		Miami-Dade County, FL, (Series A), 3.60% CP (Miami International Airport)/(BNP Paribas SA and Dexia Bank, Belgium LOCs), Mandatory Tender 6/1/2007	$8,000,000
9,050,000		Miami-Dade County, FL, (Series A), 3.70% CP (Miami International Airport)/(BNP Paribas SA and Dexia Bank, Belgium LOCs), Mandatory Tender 6/1/2007	9,050,000
7,535,000	[3,4]	Miami-Dade County, FL, ROCs (Series 387) Weekly VRDNs (FGIC INS)/ (Citibank NA, New York LIQ), 3.99%, 5/3/2007	7,535,000
5,735,000		Ocean Highway and Port Authority, FL, Adjustable Demand Revenue Bonds, (Series 1990) Weekly VRDNs (Wachovia Bank N.A. LOC), 4.00%, 5/2/2007	5,735,000
2,450,000		Orange County, FL HFA, (Series 2000E) Weekly VRDNs (Windsor Pines Partners, Ltd.)/(Bank of America N.A. LOC), 4.08%, 5/2/2007	2,450,000
5,850,000		Orange County, FL, Health Facilities Authority, (Series 2006B) Weekly VRDNs (Presbyterian Retirement Communities )/(Radian Asset Assurance INS)/(Bank of America N.A. LIQ), 3.99%, 5/3/2007	5,850,000
5,860,000	[3,4]	Orlando, FL Utilities Commission, ROCs (Series 1040) Weekly VRDNs (Citigroup, Inc. LIQ), 3.98%, 5/3/2007	5,860,000
1,240,000		Pinellas County Industry Council, FL, (Series 1997) Weekly VRDNs (Boyd Industries, Inc.)/(Wachovia Bank N.A. LOC), 4.10%, 5/4/2007	1,240,000
758,000		Pinellas County Industry Council, FL, IDRB (Series 1995) Weekly VRDNs (ATR International Inc., Project)/(Wachovia Bank N.A. LOC), 4.10%, 5/3/2007	758,000
4,500,000		Pinellas County, FL Educational Facilities Authority, Revenue and Revenue Refunding Bonds, (Series 2007) Weekly VRDNs (Admiral Farragut Academy)/(Columbus Bank and Trust Co., GA LOC), 3.97%, 5/3/2007	4,500,000
1,285,000		St. Lucie County, FL IDRB, (Series 2001A) Weekly VRDNs (A-1 Roof Trusses Ltd.)/(Wachovia Bank N.A. LOC), 4.10%, 5/4/2007	1,285,000
1,700,000		St. Lucie County, FL PCRB, (Series 2000) Daily VRDNs (Florida Power & Light Co.), 4.07%, 5/1/2007	1,700,000
12,800,000		St. Lucie County, FL Solid Waste Disposal, (Series 2003) Daily VRDNs (Florida Power & Light Co.), 4.11%, 5/1/2007	12,800,000
3,300,000		Tamarac, FL, IDRB (Series 1995) Weekly VRDNs (Arch Aluminum & Glass Co., Inc. Project)/(Comerica Bank LOC), 4.10%, 5/2/2007	3,300,000
2,970,000	[3,4]	Tampa Bay, FL Water Utility System, MERLOTS (Series 2001-A130) Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ), 3.99%, 5/2/2007	2,970,000
5,195,000	[3,4]	Tampa Bay, FL Water Utility System, Variable Rate Certificates (Series 2001-N) Weekly VRDNs (FGIC INS)/(Bank of America N.A. LIQ), 4.00%, 5/3/2007	5,195,000
3,125,000	[3,4]	Volusia County, FL Education Facility Authority, ROCs, (Series 440) Weekly VRDNs (Embry-Riddle Aeronautical University, Inc.)/(Radian Asset Assurance INS)/(Citibank NA, New York LIQ), 3.99%, 5/3/2007	3,125,000
700,000		Volusia County, FL IDA Weekly VRDNs (Crane Cams)/(PNC Bank, N.A. LOC), 4.040%, 5/3/2007	700,000
1,800,000		Wakulla County, FL IDA Weekly VRDNs (Winco Utilities, Inc. Project)/(Bank of America N.A. LOC), 4.03%, 5/2/2007	1,800,000

		TOTAL	390,201,000

		SHORT-TERM MUNICIPALS--continued[1,2]
		Illinois--0.4%
$2,000,000		Greenville, IL, (Series 2006), 3.70% TOBs (Greenville College, IL)/(National City Bank LOC), Mandatory Tender 11/1/2007	$2,000,000

		Indiana--0.5%
1,040,000		Poseyville, In, (Series 1998-A) Weekly VRDNs (North America Green, Inc.)/ (Harris, N.A. LOC), 4.11%, 5/3/2007	1,040,000
1,100,000		Whiting, IN Environmental Facilities Revenue, (Series 2005) Daily VRDNs (BP Products North America, Inc.)/(BP PLC GTD), 4.13%, 5/1/2007	1,100,000

		TOTAL	2,140,000

		Maryland--0.2%
735,000		Harford County, MD EDA, (Series 2001) Weekly VRDNs (Clark Finance LLC)/ (Branch Banking & Trust Co. LOC), 4.05%, 5/2/2007	735,000

		Minnesota--2.0%
2,500,000		St. Anthony, MN, (Series 2007) Weekly VRDNs (Landings at Silver Lake Village)/(LaSalle Bank, N.A. LOC), 4.02%, 5/4/2007	2,500,000
7,000,000		Stillwater, MN, (Series 2002A) Weekly VRDNs (Curve Crest Villa)/(LaSalle Bank, N.A. LOC), 4.10%, 5/4/2007	7,000,000

		TOTAL	9,500,000

		Multi State--5.5%
1,953,320	[3,4]	GS Pool Trust, (Series 2006-19TP) Weekly VRDNs (IXIS Financial Products Inc. INS)/(Goldman Sachs Group, Inc. LIQ), 4.05%, 5/3/2007	1,953,320
11,755,000	[3,4]	Puttable Floating Option Tax-Exempt Receipts (P-Floats+ Series EC-001) VRDNs (AMBAC, FGIC , FSA, MBIA Insurance Corp. INS) and Merrill Lynch & Co., Inc. LIQs), 4.17%, 5/3/2007	11,755,000
8,745,000	[3,4]	Puttable Floating Option Tax-Exempt Receipts (P-Floats+ Series EC-002) VRDNs (Merrill Lynch & Co., Inc. LIQ), 4.17%, 5/3/2007	8,745,000
3,900,000		St. Lucie County, FL IDRB, (Series 2000) Weekly VRDNs (Freedom Plastics, Inc.)/(LaSalle Bank, N.A. LOC), 3.99%, 5/3/2007	3,900,000

		TOTAL	26,353,320

		New Jersey--5.1%
2,093,500		Florence Township, NJ, 4.25% BANs, 12/14/2007	2,101,663
7,000,000		Hoboken, NJ, 3.90% TANs, 8/17/2007	7,001,008
6,001,299		North Caldwell, NJ, 4.25% BANs, 9/5/2007	6,013,988
4,030,000		Somers Point, NJ, 4.50% BANs, 7/6/2007	4,033,993
5,000,000		Watchung Hills, NJ Regional School District, 4.00% BANs, 7/10/2007	5,002,543

		TOTAL	24,153,195

		New Mexico--0.6%
2,804,669		New Mexico Mortgage Finance Authority, (Series 2006), 4.522% TOBs (Trinity Plus Funding Co. LLC), Mandatory Tender 7/1/2007	2,804,669

		Pennsylvania--0.9%
4,000,000		Lancaster, PA Municipal Authority, (Series 2006) Weekly VRDNs (Ephrata Community Hospital)/(Fulton Bank LOC), 4.02%, 5/2/2007	4,000,000

		SHORT-TERM MUNICIPALS--continued[1,2]
		South Carolina--0.4%
$2,000,000		South Carolina Jobs-EDA, (Series 2004) Weekly VRDNs (Republic Services, Inc.), 4.31%, 5/3/2007	$2,000,000

		Texas--0.7%
3,440,000	[3,4]	Harris County, TX, (ROCs Series 4056) Weekly VRDNs (Citigroup, Inc. LIQ), 3.98%, 5/3/2007	3,440,000

		West Virginia--0.8%
4,000,000		Grant County, WV County Commission, Solid Waste Disposal Revenue Bonds, (Series 1996), 3.74% CP (Virginia Electric & Power Co.), Mandatory Tender 5/24/2007	4,000,000

		TOTAL MUNICIPAL INVESTMENTS--99.6% (AT AMORTIZED COST)5	474,327,184

		OTHER ASSETS AND LIABILITIES--NET--0.4%	2,080,909

		TOTAL NET ASSETS--100%	$476,408,093

Securities that are subject to the federal alternative minimum tax (AMT) represent 55.0% of the portfolio as calculated based upon total market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO’s two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor’s, MIG-1, or MIG-2 by Moody’s Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At April 30, 2007, the portfolio securities were rated as follows:

Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier

95.5%	4.5%

2 Current rate and next reset date shown for Variable Rate Demand Notes.

3 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2007, these restricted securities amounted to $254,731,320, which represented 53.5% of total net assets.

4 Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees. At April 30, 2007, these liquid restricted securities amounted to $254,731,320, which represented 53.5% of total net assets.

5 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2007.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
COL	--Collateralized
CP	--Commercial Paper
EDA	--Economic Development Authority
EDC	--Economic Development Commission
FGIC	--Financial Guaranty Insurance Company
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GTD	--Guaranteed
HFA	--Housing Finance Authority
IDA	--Industrial Development Authority
IDRB(s)	--Industrial Development Revenue Bond(s)
INS	--Insured
LIQ	--Liquidity Agreement
LOC(s)	--Letter(s) of Credit
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
PCRB	--Pollution Control Revenue Bond
PUTTERs	--Puttable Tax-Exempt Receipts
ROCs	--Reset Option Certificates
TANs	--Tax Anticipation Notes
TOBs	--Tender Option Bonds
TOPS	--Trust Obligation Participating Securities
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2007 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$474,327,184
Income receivable		2,882,068
Receivable for investments sold		150,000
Receivable for shares sold		737,658

TOTAL ASSETS		478,096,910

Liabilities:
Payable for shares redeemed	$737,239
Income distribution payable	498,464
Payable to bank	280,758
Payable for distribution services fee (Note 5)	52,549
Payable for shareholder services fee (Note 5)	79,852
Accrued expenses	39,955

TOTAL LIABILITIES		1,688,817

Net assets for 476,358,824 shares outstanding		$476,408,093

Net Assets Consist of:
Paid-in capital		$476,358,824
Accumulated net realized gain on investments		48,937
Undistributed net investment income		332

TOTAL NET ASSETS		$476,408,093

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$255,742,641 ÷ 255,710,723 shares outstanding, no par value, unlimited shares authorized		$1.00

Cash II Shares:
$112,686,151 ÷ 112,680,354 shares outstanding, no par value, unlimited shares authorized		$1.00

Cash Series Shares:
$107,979,301 ÷ 107,967,747 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2007 (unaudited)

Investment Income:
Interest			$9,031,082

Expenses:
Investment adviser fee (Note 5)		$975,128
Administrative personnel and services fee (Note 5)		193,319
Custodian fees		9,450
Transfer and dividend disbursing agent fees and expenses		87,603
Directors’/Trustees’ fees		2,965
Auditing fees		8,930
Legal fees		4,213
Portfolio accounting fees		58,234
Distribution services fee--Cash II Shares (Note 5)		158,365
Distribution services fee--Cash Series Shares (Note 5)		316,089
Shareholder services fee--Institutional Shares (Note 5)		181,911
Shareholder services fee--Cash II Shares (Note 5)		158,365
Shareholder services fee--Cash Series Shares (Note 5)		131,297
Share registration costs		25,857
Printing and postage		14,251
Insurance premiums		4,421
Miscellaneous		1,539

TOTAL EXPENSES		2,331,937

Waivers (Note 5):
Waiver of investment adviser fee	$(391,443)
Waiver of administrative personnel and services fee	(7,557)
Waiver of distribution services fee--Cash II Shares	(31,673)
Waiver of distribution services fee--Cash Series Shares	(131,704)

TOTAL WAIVERS		(562,377)

Net expenses			1,769,560

Net investment income			7,261,522

Net realized gain on investments			52,063

Change in net assets resulting from operations			$7,313,585

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2007	Year Ended 10/31/2006

Increase (Decrease) in Net Assets
Operations:
Net investment income	$7,261,522	$15,058,222
Net realized gain on investments	52,063	6,365

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	7,313,585	15,064,587

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(4,037,964)	(6,843,430)
Cash II Shares	(1,800,192)	(5,460,696)
Cash Series Shares	(1,423,158)	(2,754,564)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(7,261,314)	(15,058,690)

Share Transactions:
Proceeds from sale of shares	563,357,182	2,608,927,917
Net asset value of shares issued to shareholders in payment of distributions declared	4,316,684	9,423,443
Cost of shares redeemed	(556,218,335)	(2,640,089,962)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	11,455,531	(21,738,602)

Change in net assets	11,507,802	(21,732,705)

Net Assets:
Beginning of period	464,900,291	486,632,996

End of period (including undistributed net investment income of $332 and $124, respectively)	$476,408,093	$464,900,291

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2007 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 40 portfolios. The financial statements included herein are only those of Florida Municipal Cash Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Cash II Shares, and Cash Series Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from federal regular income tax consistent with stability of principal and liquidity. Interest income from the Fund’s investments may be subject to the federal alternative minimum tax for individuals and corporations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Fund’s Board of Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 4/30/2007	Year Ended 10/31/2006

Institutional Shares:

Shares sold	261,174,041	915,193,434
Shares issued to shareholders in payment of distributions declared	1,620,565	2,809,820
Shares redeemed	(238,141,432	(876,071,166)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	24,653,174	41,932,088

	Six Months Ended 4/30/2007	Year Ended 10/31/2006

Cash II Shares:

Shares sold	183,215,376	1,433,221,737
Shares issued to shareholders in payment of distributions declared	1,273,006	3,859,059
Shares redeemed	(203,660,529)	(1,478,443,427)

NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	(19,172,147)	(41,362,631)

	Six Months Ended 4/30/2007	Year Ended 10/31/2006

Cash Series Shares:

Shares sold	118,967,765	260,512,746
Shares issued to shareholders in payment of distributions declared	1,423,113	2,754,564
Shares redeemed	(114,416,374)	(285,575,369)

NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	5,974,504	(22,308,059)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	11,455,531	(21,738,602)

4. FEDERAL TAX INFORMATION

At October 31, 2006, the Fund had a capital loss carryforward of $3,126 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire in 2013.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund’s investment adviser (the “Adviser”), receives for its services an annual investment adviser fee equal to 0.40% of the Fund’s average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2007, the Adviser voluntarily waived $391,443 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds

0.150%	on the first $5 billion

0.125%	on the next $5 billion

0.100%	on the next $10 billion

0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2007, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $7,557 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Cash II Shares and Cash Series Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class

Cash II Shares	0.25%

Cash Series Shares	0.60%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2007, FSC voluntarily waived $163,377 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2007, FSC retained $30,810 of fees paid by the Fund.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund’s Institutional Shares, Cash II Shares and Cash Series Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended April 30, 2007, FSSC did not receive any fees paid by the Fund.

Interfund Transactions

During the six months ended April 30, 2007, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $291,250,000 and $340,360,000, respectively.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2007, 76.4% of the securities in the portfolio of investments is backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 10.2% of total investments.

7. LINE OF CREDIT

The Fund participates in a $150,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of April 30, 2007, there were no outstanding loans. During the six months ended April 30, 2007, the Fund did not utilize the LOC.

8. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, “Federated”), along with various investment companies sponsored by Federated (“Funds”) were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated’s first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission (“SEC”), the Office of the New York State Attorney General (“NYAG”), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys’ fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

9. RECENT ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006. Recent SEC guidance allows implementing FIN 48 in fund net asset value (NAV) calculations as late as a fund’s last NAV calculation in the first required financial statement reporting period. As a result, the Fund will adopt FIN 48 no later than April 30, 2008. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

In addition, in September 2006, FASB released Statement on Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157) which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund’s financial statement disclosures.

Evaluation and Approval of Advisory Contract

FLORIDA MUNICIPAL CASH TRUST (THE “FUND”)

The Fund’s Board reviewed the Fund’s investment advisory contract at meetings held in May 2006. The Board’s decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

Prior to the meeting, the Adviser had recommended that the Federated Funds appoint a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer appointed by the Funds has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below, which the Board considered, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser’s fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser’s cost of providing the services; the extent to which the Adviser may realize “economies of scale” as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser’s relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser’s services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for like services and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these considerations and was guided by them in its review of the Fund’s advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise the Senior Officer’s evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board’s formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board’s consideration of the advisory contract included review of the Senior Officer’s evaluation, accompanying data and additional reports covering such matters as: the Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund’s investment objectives; the Fund’s expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated’s responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board’s evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund’s performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund’s investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund’s ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund’s investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser’s investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated’s fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, and directed the preparation of independent reports, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups is of significance in judging the reasonableness of proposed fees.

The Fund’s performance fell below the median of the relevant peer group during the year ending December 31, 2005. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated’s subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds’ administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs and the lack of consensus on how to allocate those costs causes such allocation reports to be of questionable value. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board also reviewed profitability information for Federated and other publicly held fund management companies, provided by the Senior Officer, who noted the limited availability of such information, and concluded that Federated’s profit margins did not appear to be excessive.

The Senior Officer’s evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in the portfolio management and distribution efforts supporting all of the Federated funds and that the benefits of any economies, should they exist, were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated’s fund advisory services at this time.

During the year ending December 31, 2005, the Fund’s investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Board reviewed the fees, other expenses of the state-specific municipal cash trust funds and possible future reductions in gross advisory fees with the Adviser. The Board agreed to continuation of the Fund’s advisory contract, noting among other factors, the positive impact of fee waivers that caused total expenses to appear reasonable. The Senior Officer noted that Federated appeared to provide appropriate administrative services to the Fund for the fees currently paid. For 2005, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates was satisfactory and was satisfied that the overall expense structure of the Fund remained competitive.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser’s industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board’s approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were relevant to every Federated fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board’s decision to approve the contract reflects its determination that Federated’s performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

The Senior Officer also made recommendations relating to the organization and availability of data and verification of processes for purposes of implementing future evaluations which the Adviser has agreed to implement.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated’s website. Go to FederatedInvestors.com, select “Products,” select the “Prospectuses and Regulatory Reports” link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC’s website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.
(Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated’s website at FederatedInvestors.com by clicking on “Portfolio Holdings” and selecting the name of the Fund, or by selecting the name of the Fund and clicking on “Portfolio Holdings.” You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Cusip 60934N336
Cusip 60934N344
Cusip 60934N700

G00827-02 (6/07)

Federated Investors
World-Class Investment Manager

Georgia Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2007

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2007	Year Ended October 31,
		2006	2005	2004	2003	2002

Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.016	0.290	0.018	0.007	0.008	0.013
Net realized gain (loss) on investments	0.000 [1]	0.000 [1]	(0.000)[1]	(0.000)[1]	--	(0.000)[1]

TOTAL FROM INVESTMENT OPERATIONS	0.016	0.290	0.018	0.007	0.008	0.013

Less Distributions:
Distributions from net investment income	(0.016)	(0.290)	(0.018)	(0.007)	(0.008)	(0.013)
Distributions from net realized gain on investments	(0.000)[1]	--	--	--	--	--

TOTAL DISTRIBUTIONS	(0.016)	(0.290)	(0.018)	(0.007)	(0.008)	(0.013)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	1.59%	2.94%	1.81%[3]	0.73%	0.78%	1.26%

Ratios to Average Net Assets:

Net expenses	0.49%[4]	0.49%	0.49%	0.49%	0.49%	0.49%

Net investment income	3.18%[4]	2.91%	1.81%	0.72%	0.79%	1.25%

Expense waiver/reimbursement[5]	0.35%[4]	0.39%	0.41%	0.39%	0.38%	0.38%

Supplemental Data:

Net assets, end of period (000 omitted)	$724,272	$654,188	$532,323	$466,695	$509,686	$479,810

1 Represents less than $0.001.

2 Based on net asset value. Total returns for periods of less than one year are not annualized.

3 During the period, the Fund was reimbursed by the Adviser, which has an impact of 0.01% on the total return.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2006 to April 30, 2007.

Actual Expenses

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

Hypothetical Example for Comparison Purposes

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 11/1/2006	Ending Account Value 4/30/2007	Expenses Paid During Period	[1]

Actual	$1,000	$1,015.90	$2.45

Hypothetical (assuming a 5% return before expenses)	$1,000	$1,022.36	$2.46

1 Expenses are equal to the Fund’s annualized net expense ratio of 0.49%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Portfolio of Investments Summary Tables

At April 30, 2007, the Fund’s portfolio composition1 was as follows:

Percentage of Total Net Assets

Variable Rate Instruments	75.4%

Municipal Notes	15.3%

Commercial Paper	9.2%

Other Assets and Liabilities--Net[2]	0.1%

TOTAL	100.0%

At April 30, 2007, the Fund’s effective maturity schedule3 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets

1-7 Days	76.5%

8-30 Days	0.9%

31-90 Days	7.2%

91-180 Days	3.8%

181 Days or more	11.5%

Other Assets and Liabilities--Net[2]	0.1%

TOTAL	100.0%

1 See the Fund’s Prospectus and Statement of Additional Information for a description of these investments.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

April 30, 2007 (unaudited)

Principal Amount			Value

		SHORT-TERM MUNICIPALS--99.9%[1,2]
		Georgia--99.9%
$33,210,000	[3,4]	(ABN AMRO MuniTOPS Certificates Trust (Georgia Non-AMT) Series 2000-4 Weekly VRDNs (Atlanta, GA Airport General Revenue)/(FGIC INS)/(ABN AMRO Bank NV, Amsterdam LIQ), 3.97%, 5/3/2007	$33,210,000
10,000,000	[3,4]	(ABN AMRO MuniTOPS Certificates Trust (Georgia Non-AMT) Series 2004-15 Weekly VRDNs (Fulton County, GA Water & Sewage System)/(FGIC INS)/(ABN AMRO Bank NV, Amsterdam LIQ), 3.99%, 5/3/2007	10,000,000
125,000		Albany-Dougherty, GA Payroll Development Authority Weekly VRDNs (Flint River Services, Inc.)/(Columbus Bank and Trust Co., GA LOC), 4.12%, 5/3/2007	125,000
600,000		Athens-Clarke County, GA IDA, (Series 1997) Weekly VRDNs (Armagh Capital Resource LLC)/(Wachovia Bank N.A. LOC), 4.04%, 5/3/2007	600,000
3,635,000		Athens-Clarke County, GA IDA, (Series 2001) Weekly VRDNs (UGA Real Estate Foundation, Inc.)/(SunTrust Bank LOC), 3.96%, 5/2/2007	3,635,000
7,930,000	[3,4]	Atlanta, GA Airport General Revenue, MERLOTS (Series 2004-C14) Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ), 4.04%, 5/2/2007	7,930,000
2,305,000	[3,4]	Atlanta, GA Development Authority, Solar Eclipse (Series 2006-0024) Weekly VRDNs (Georgia State University)/(XL Capital Assurance Inc. INS)/(U.S. Bank, N.A. LIQ), 3.97%, 5/3/2007	2,305,000
4,500,000	[3,4]	Atlanta, GA Water & Wastewater, (Series 2006) FR/RI-K2 Weekly VRDNs (FSA INS)/(Lehman Brothers Holdings, Inc. LIQ), 4.00%, 5/2/2007	4,500,000
15,400,000		Atlanta, GA Water & Wastewater, (Series 2006), 3.66% CP (Bank of America N.A., Dexia Credit Local, JPMorgan Chase Bank, N.A. and Lloyds TSB Bank PLC, London LOCs), Mandatory Tender 11/2/2007	15,400,000
4,520,000	[3,4]	Atlanta, GA Water & Wastewater, Variable Rate Certificates (Series 2002A) Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of America N.A. LIQ), 4.02%, 5/3/2007	4,520,000
5,650,000	[3,4]	Atlanta, GA, ROCs (Series 2166) Weekly VRDNs (MBIA Insurance Corp. INS)/(Citigroup, Inc. LIQ), 3.98%, 5/3/2007	5,650,000
8,400,000		Atlanta, GA, Urban Residential Finance Authority, (Series 2006) Weekly VRDNs (Columbia at Sylvan Hills Apartments)/(Wachovia Bank N.A. LOC), 4.05%, 5/3/2007	8,400,000
4,930,000	[3,4]	Atlanta, GA, Urban Residential Finance Authority, PT-3318 Weekly VRDNs (City Views at Rosa Burney Park Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 4.05%, 5/3/2007	4,930,000
4,760,000		Augusta, GA HFA, (Series 19998) Weekly VRDNs (Sterling Ridge Apartments)/(Regions Bank, Alabama LOC), 3.93%, 5/3/2007	4,760,000
3,255,000		Bibb County, GA Development Authority, (Series 2003) Weekly VRDNs (Goodwill Industries of Middle Georgia, Inc.)/(Bank of America N.A. LOC), 3.95%, 5/3/2007	3,255,000
1,109,000		Brunswick and Glynn County, GA Development Authority, (Series 2007) Weekly VRDNs (Epworth by the Sea, Inc.)/(Columbus Bank and Trust Co., GA LOC), 3.97%, 5/3/2007	1,109,000
		SHORT-TERM MUNICIPALS--continued[1,2]
		Georgia--continued
$5,400,000		Bulloch County, GA Development Authority, (Series 1999) Weekly VRDNs (Apogee Enterprises, Inc.)/(Bank of New York LOC), 4.02%, 5/3/2007	$5,400,000
5,000,000		Burke County, GA Development Authority, (Series 2006B-3), 3.61% CP (Oglethorpe Power Corp.)/(AMBAC INS)/(Rabobank Nederland, Utrecht LIQ), Mandatory Tender 5/7/2007	5,000,000
2,000,000		Burke County, GA Development Authority, (Series 2006B-4), 3.67% CP (Oglethorpe Power Corp.)/(AMBAC INS)/(Rabobank Nederland, Utrecht LIQ), Mandatory Tender 7/11/2007	2,000,000
4,132,000		Burke County, GA Development Authority, PCR Bonds (Series 1994A: Vogtle) Weekly VRDNs (Oglethorpe Power Corp.)/(FGIC INS)/(Dexia Credit Local LIQ), 3.91%, 5/2/2007	4,132,000
2,400,000		Carroll County, GA Development Authority, (Series 2001) Weekly VRDNs (Janus Investments LLC)/(Columbus Bank and Trust Co., GA LOC), 4.10%, 5/3/2007	2,400,000
6,965,000	[3,4]	Cherokee County, GA Water & Sewer Authority, MERLOTS (Series 2000 A23) Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), 3.99%, 5/2/2007	6,965,000
2,000,000		Clark County, GA Hospital Authority, 4.00% Bonds (MBIA Insurance Corp. INS), 1/1/2008	2,004,929
5,000,000		Clayton County, GA Housing Authority, (Series 2000: Villages at Lake Ridge Apartments) Weekly VRDNs (Timber Mills Partners LP)/(Regions Bank, Alabama LOC), 4.05%, 5/3/2007	5,000,000
8,330,000		Clayton County, GA Housing Authority, (Series 2000A: Summerwind) Weekly VRDNs (Double Winds Ventures LLC)/(FNMA LOC), 3.98%, 5/3/2007	8,330,000
7,970,000		Clayton County, GA Housing Authority, (Series 2004: Ashton Walk Apartments) Weekly VRDNs (Ashton Forest Park LP)/(Regions Bank, Alabama LOC), 4.05%, 5/3/2007	7,970,000
6,500,000		Clayton County, GA Housing Authority, (Series 2006) Weekly VRDNs (Provence Place Apartments)/(Regions Bank, Alabama LOC), 4.00%, 5/3/2007	6,500,000
2,915,000		Cobb County, GA Development Authority, (Series 2003) Weekly VRDNs (Young Men’s Christian Association of Cobb County, GA, Inc.)/(Branch Banking & Trust Co. LOC), 3.95%, 5/3/2007	2,915,000
8,000,000		Cobb County, GA Housing Authority, (Series 2003) Weekly VRDNs (Woodchase Village Apartments)/(Regions Bank, Alabama LOC), 4.05%, 5/3/2007	8,000,000
11,300,000		Cobb County, GA Housing Authority, (Series 2004) Weekly VRDNs (Parkland Manor LP)/(Wachovia Bank N.A. LOC), 4.05%, 5/3/2007	11,300,000
7,095,000	[3,4]	Cobb County, GA Housing Authority, (Series PT-2221) Weekly VRDNs (Hickory Lake Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 4.02%, 5/3/2007	7,095,000
700,000		Cobb County, GA IDA, IDRB (Series 1995) Weekly VRDNs (Consolidated Engineering Co., Inc.)/(Branch Banking & Trust Co. LOC), 4.05%, 5/3/2007	700,000
34,000,000		Cobb County, GA School District, 4.00% TANs, 12/31/2007	34,098,208
22,800,000		Cobb County, GA, (Series 2007), 4.00% TANs, 12/31/2007	22,865,110
		SHORT-TERM MUNICIPALS--continued[1,2]
		Georgia--continued
$3,570,000		Cobb-Marietta, GA Coliseum & Exhibit Hall Authority, (Series 1996A) Weekly VRDNs (MBIA Insurance Corp. INS)/(SunTrust Bank LIQ), 3.93%, 5/2/2007	$3,570,000
5,425,000		Columbus, GA Development Authority, (Series 2005A) Weekly VRDNs (Foundation Properties, Inc.)/(Columbus Bank and Trust Co., GA LOC), 3.96%, 5/3/2007	5,425,000
3,000,000		Columbus, GA Development Authority, Student Housing & Academic Facilities (Series 2006) Weekly VRDNs (Foundation Properties, Inc.)/(Columbus Bank and Trust Co., GA LOC), 3.97%, 5/3/2007	3,000,000
4,100,000		Columbus, GA Hospital Authority, (Series 2000) Weekly VRDNs (St. Francis Hospital, Inc., GA)/(SunTrust Bank LOC), 3.96%, 5/2/2007	4,100,000
4,325,000		Columbus, GA IDA Industrial & Port Development Commission, (Series 1992) Weekly VRDNs (Maine Street Village Partnership)/(Columbus Bank and Trust Co., GA LOC), 4.27%, 5/3/2007	4,325,000
6,760,000		Columbus, GA IDA, (Series 2002) Weekly VRDNs (Denim North America LLC)/(Columbus Bank and Trust Co., GA LOC), 4.10%, 5/3/2007	6,760,000
6,820,000		Crisp County, GA Solid Waste Management Authority, (Series 1998) Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ), 4.37%, 5/3/2007	6,820,000
7,500,000		Dade County, GA IDA, (Series 1997) Weekly VRDNs (Bull Moose Tube Co.)/(U.S. Bank, N.A. LOC), 4.12%, 5/3/2007	7,500,000
3,720,000		Dalton, GA Development Authority, (Series 2003B) Weekly VRDNs (Hamilton Medical Center, Inc.)/(Bank of America N.A. LOC), 3.95%, 5/3/2007	3,720,000
1,095,000		Dawson County, GA Development Authority, (Series 1999) Weekly VRDNs (Impulse Investments LLC)/(Wachovia Bank N.A. LOC), 4.05%, 5/3/2007	1,095,000
1,250,000		Dawson County, GA Development Authority, (Series 2002) Weekly VRDNs (Impulse Manufacturing, Inc.)/(Wachovia Bank N.A. LOC), 4.05%, 5/3/2007	1,250,000
3,025,000		DeKalb County, GA Development Authority Weekly VRDNs (Lifesouth Community Blood Centers, Inc.)/(SunTrust Bank LOC), 3.96%, 5/2/2007	3,025,000
1,250,000		DeKalb County, GA Development Authority Weekly VRDNs (Rock-Tenn Co.)/(SunTrust Bank LOC), 4.01%, 5/2/2007	1,250,000
900,000		DeKalb County, GA Development Authority, (Series 1992) Weekly VRDNs (American Cancer Society, GA)/(SunTrust Bank LOC), 3.96%, 5/2/2007	900,000
180,000		DeKalb County, GA Development Authority, (Series 1992) Weekly VRDNs (House of Cheatham, Inc.)/(Bank of America N.A. LOC), 4.10%, 5/3/2007	180,000
2,300,000		DeKalb County, GA Development Authority, (Series 1999) Weekly VRDNs (Boy’s and Girl’s Clubs)/(SunTrust Bank LOC), 3.96%, 5/2/2007	2,300,000
11,000,000		DeKalb County, GA MFH Authority, (Series 2004) Weekly VRDNs (Highlands at East Atlanta Apartments)/(Bank of America N.A. LOC), 4.05%, 5/3/2007	11,000,000
5,985,000	[3,4]	DeKalb County, GA Water & Sewer, Solar Eclipse (Series 2006-0074) Weekly VRDNs (FSA INS)/(U.S. Bank, N.A. LIQ), 3.97%, 5/3/2007	5,985,000
4,235,000		Dougherty County, GA Development Authority, (Series 2001) Weekly VRDNs (Deerfield-Windsor School)/(Regions Bank, Alabama LOC), 3.95%, 5/3/2007	4,235,000
		SHORT-TERM MUNICIPALS--continued[1,2]
		Georgia--continued
$400,000		Douglas County, GA Development Authority, (Series 1997) Weekly VRDNs (Austral Insulated Products, Inc.)/(Regions Bank, Alabama LOC), 4.17%, 5/3/2007	$400,000
6,270,000		Douglas County, GA Development Authority, (Series 2002) Weekly VRDNs (Reflek Manufacturing, Inc.)/(Bank of America N.A. LOC), 4.05%, 5/3/2007	6,270,000
6,900,000		Floyd County, GA Development Authority, (Series 2002) Weekly VRDNs (Darlington School)/(SunTrust Bank LOC), 3.98%, 5/3/2007	6,900,000
2,375,000		Forsyth County, GA Development Authority, (Series 2002) Weekly VRDNs (Brama LLC)/(Wachovia Bank N.A. LOC), 4.05%, 5/3/2007	2,375,000
4,620,000		Franklin County, GA Industrial Building Authority, (Series 1995) Weekly VRDNs (Bosal Industries, Inc.)/(LaSalle Bank Midwest, N.A. LOC), 4.00%, 5/3/2007	4,620,000
10,530,000	[3,4]	Fulton County, GA Building Authority, PUTTERs (Series 323) Weekly VRDNs (MBIA Insurance Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.98%, 5/3/2007	10,530,000
2,900,000		Fulton County, GA Development Authority, (Series 1998) Weekly VRDNs (Morehouse School of Medicine)/(SunTrust Bank LOC), 3.96%, 5/2/2007	2,900,000
5,595,000		Fulton County, GA Development Authority, (Series 1999) Weekly VRDNs (Boy’s and Girl’s Clubs)/(SunTrust Bank LOC), 3.96%, 5/2/2007	5,595,000
2,800,000		Fulton County, GA Development Authority, (Series 2001) Weekly VRDNs (Alpharetta Christian Academy, Inc.)/(Wachovia Bank N.A. LOC), 4.00%, 5/3/2007	2,800,000
7,000,000		Fulton County, GA Development Authority, (Series 2001) Weekly VRDNs (Trinity School, Inc.)/(SunTrust Bank LOC), 3.96%, 5/2/2007	7,000,000
900,000		Fulton County, GA Development Authority, (Series 2002) Weekly VRDNs (The Sheltering Arms)/(Bank of America N.A. LOC), 3.95%, 5/3/2007	900,000
2,500,000		Fulton County, GA Development Authority, (Series 2005) Weekly VRDNs (Mt. Vernon Presbyterian School, Inc.)/(Branch Banking & Trust Co. LOC), 3.95%, 5/3/2007	2,500,000
4,500,000		Fulton County, GA Development Authority, (Series 2006) Weekly VRDNs (King’s Ridge Christian School)/(Branch Banking & Trust Co. LOC), 3.95%, 5/3/2007	4,500,000
4,505,000		Fulton County, GA Development Authority, (Series 2006) Weekly VRDNs (Mt. Pisgah Christian School, Inc.)/(Bank of North Georgia LOC), 3.97%, 5/3/2007	4,505,000
4,200,000		Fulton County, GA Development Authority, (Series 2006) Weekly VRDNs (The Weber School, Inc.)/(Branch Banking & Trust Co. LOC), 3.95%, 5/3/2007	4,200,000
11,700,000	[3,4]	Fulton County, GA Development Authority, PA-1477 Weekly VRDNs (Catholic Health East)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 4.00%, 5/3/2007	11,700,000
2,200,000		Fulton County, GA IDA Weekly VRDNs (Automatic Data Processing, Inc.), 3.65%, 5/14/2007	2,200,000
1,745,000		Fulton County, GA Residential Care Facilities, (Series 2006C) Weekly VRDNs (Lenbrook Square Foundation, Inc.)/(Bank of Scotland, Edinburgh LOC), 3.98%, 5/2/2007	1,745,000
		SHORT-TERM MUNICIPALS--continued[1,2]
		Georgia--continued
$3,000,000		Gainesville & Hall County, GA Hospital Authority, (Series 2007B) Weekly VRDNs (Northeast Georgia Health System, Inc.)/(MBIA Insurance Corp. INS)/(Landesbank Baden-Wuerttemberg LIQ), 3.97%, 5/2/2007	$3,000,000
3,500,000		Gainesville & Hall County, GA Hospital Authority, (Series 2007E) Weekly VRDNs (Northeast Georgia Health System, Inc.)/(MBIA Insurance Corp. INS)/(Landesbank Baden-Wuerttemberg LIQ), 3.97%, 5/2/2007	3,500,000
1,500,000		Gainesville and Hall County, GA Development Authority, (Series 2000) Weekly VRDNs (ATEX, Inc.)/(Wachovia Bank N.A. LOC), 4.05%, 5/3/2007	1,500,000
8,365,000	[3,4]	Gainesville, GA Housing Authority, (PT-1985) Weekly VRDNs (Lenox Park Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 4.03%, 5/3/2007	8,365,000
8,900,000		Gainesville, GA Redevelopment Authority, (Series 1999) Weekly VRDNs (Brenau University, Inc.)/(SunTrust Bank LOC), 3.96%, 5/2/2007	8,900,000
1,100,000		Gainesville, GA Redevelopment Authority, Downtown Developments, Ltd (Series 1987) Weekly VRDNs (Downtown Developments Ltd.)/(Regions Bank, Alabama LOC), 4.00%, 5/2/2007	1,100,000
8,401,455		Georgia Municipal Association Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of America N.A. LIQ), 3.96%, 5/3/2007	8,401,455
1,000,000		Georgia Ports Authority, (Series 1996A) Weekly VRDNs (Colonel’s Island Terminal)/(SunTrust Bank LOC), 4.01%, 5/2/2007	1,000,000
17,000,000		Georgia Ports Authority, (Series 2006) Weekly VRDNs (Garden City Terminal)/(SunTrust Bank LOC), 3.96%, 5/2/2007	17,000,000
2,935,000	[3,4]	Georgia State HFA, MERLOTS (Series 2001 A-106) Weekly VRDNs (Wachovia Bank N.A. LIQ), 4.04%, 5/2/2007	2,935,000
11,100,000	[3,4]	Georgia State HFA, MERLOTS (Series B11) Weekly VRDNs (Wachovia Bank N.A. LIQ), 4.04%, 5/2/2007	11,100,000
5,100,000		Georgia State Municipal Gas Authority, (Series B) Weekly VRDNs (Bayerische Landesbank (GTD), Credit Suisse, Zurich, JPMorgan Chase Bank, N.A. and Wachovia Bank N.A. LOCs), 3.93%, 5/2/2007	5,100,000
19,040,000		Georgia State Municipal Gas Authority, (Series C) Weekly VRDNs (Bank of America N.A., Bayerische Landesbank (GTD), JPMorgan Chase Bank, N.A. and Wachovia Bank N.A. LOCs), 3.93%, 5/2/2007	19,040,000
2,710,000		Georgia State Municipal Gas Authority, (Series C) Weekly VRDNs (Bank of America N.A., Bayerische Landesbank (GTD), JPMorgan Chase Bank, N.A., Landesbank Hessen-Thueringen (GTD) and Wachovia Bank N.A. LOCs), 3.93%, 5/2/2007	2,710,000
6,805,000	[3,4]	Georgia State Road and Tollway Authority, (Series 1788) Weekly VRDNs (MBIA Insurance Corp. INS)/(J.P. Morgan Chase & Co. LIQ), 3.92%, 5/3/2007	6,805,000
4,980,000	[3,4]	Georgia State Road and Tollway Authority, PT-2019 Weekly VRDNs (Georgia State GTD)/(Merrill Lynch & Co., Inc. LIQ), 3.99%, 5/3/2007	4,980,000
3,470,000		Georgia State, (Series A), 3.75% Bonds, 4/1/2008	3,474,582
1,000,000		Georgia State, (Series B), 6.30% Bonds, 3/1/2008	1,021,644
15,260,000		Georgia State, (Series G), 5.00% Bonds, 10/1/2007	15,347,296
		SHORT-TERM MUNICIPALS--continued[1,2]
		Georgia--continued
$2,725,000	[3,4]	Georgia State, GS Trust (Series 2006-85TP) Weekly VRDNs (Wells Fargo & Co. LIQ), 3.98%, 5/3/2007	$2,725,000
12,970,000	[3,4]	Georgia State, PUTTERs (Series 128) Weekly VRDNs (J.P. Morgan Chase & Co. LIQ), 3.98%, 5/3/2007	12,970,000
330,000		Gwinnett County, GA Development Authority, (Series 1997) Weekly VRDNs (Virgil R. Williams, Jr.)/(Wachovia Bank N.A. LOC), 4.04%, 5/3/2007	330,000
1,700,000		Gwinnett County, GA Development Authority, (Series 2002) Weekly VRDNs (CBD Management LLC)/(Wachovia Bank N.A. LOC), 4.05%, 5/3/2007	1,700,000
2,715,000		Gwinnett County, GA Development Authority, (Series 2004) Weekly VRDNs (Pak-Lite, Inc.)/(Wachovia Bank N.A. LOC), 4.05%, 5/3/2007	2,715,000
8,250,000		Gwinnett County, GA Housing Authority, (Series 2003) Weekly VRDNs (North Glen Apartments)/(Regions Bank, Alabama LOC), 4.05%, 5/3/2007	8,250,000
12,000,000		Houston County, GA School District, 5.00% Bonds (Georgia State GTD), 9/1/2007	12,054,466
480,000		Jackson County, GA IDA, (Series 1997) Weekly VRDNs (Mullett Co.)/ (Wachovia Bank N.A. LOC), 4.04%, 5/3/2007	480,000
2,600,000		Jefferson, GA Development Authority, (Series 2001) Weekly VRDNs (Building Investment Co. LLC)/(Regions Bank, Alabama LOC), 4.04%, 5/3/2007	2,600,000
3,630,000		La Grange, GA Housing Authority, Multi-Family Refunding Revenue Bonds (Series 1997) Weekly VRDNs (Greenwood Park)/(Columbus Bank and Trust Co., GA LOC), 4.15%, 5/3/2007	3,630,000
3,465,000		La Grange, GA Housing Authority, Multi-Family Refunding Revenue Bonds (Series 1997) Weekly VRDNs (Meadow Terrace)/(Columbus Bank and Trust Co., GA LOC), 4.15%, 5/3/2007	3,465,000
2,865,000		La Grange, GA, MFH Authority, Revenue Bonds, 3.75% TOBs (Lee’s Crossing Project Phase II)/(Columbus Bank and Trust Co., GA LOC), Optional Tender 5/1/2007	2,865,000
2,685,000		La Grange, GA, MFH Authority, Revenue Bonds, 3.75% TOBs (Lee’s Crossing Project Phase I)/(Columbus Bank and Trust Co., GA LOC), Optional Tender 5/1/2007	2,685,000
7,770,000	[3,4]	Marietta, GA Housing Authority, MFH Revenue Bonds (Series 1995) Weekly VRDNs (Chalet Apartments)/(General Electric Capital Corp. LOC), 4.07%, 5/2/2007	7,770,000
2,525,000		Medical Center Hospital Authority, GA, (Series 2004) Weekly VRDNs (Spring Harbor at Green Island)/(Bank of Scotland, Edinburgh LOC), 3.95%, 5/3/2007	2,525,000
6,110,000	[3,4]	Metropolitan Atlanta Rapid Transit Authority, GA, PT-4042 Weekly VRDNs (FGIC INS)/(Dexia Credit Local LIQ), 3.98%, 5/3/2007	6,110,000
867,000		Milledgeville & Baldwin County, GA Development Authority, (Series 2000) Weekly VRDNs (Vernay Manufacturing, Inc.)/(U.S. Bank, N.A. LOC), 4.05%, 5/3/2007	867,000
7,000,000		Mitchell County, GA Development Authority, (Series 2006) Weekly VRDNs (First United Ethanol LLC)/(Wachovia Bank N.A. LOC), 4.06%, 5/3/2007	7,000,000
		SHORT-TERM MUNICIPALS--continued[1,2]
		Georgia--continued
$10,000,000		Monroe County, GA Development Authority, (2nd Series 1995), 3.76% TOBs (Georgia Power Co.), Mandatory Tender 6/1/2007	$10,000,000
4,500,000		Monroe County, GA Development Authority, (Series 2006A), 3.62% CP (Oglethorpe Power Corp.)/(AMBAC INS)/(Rabobank Nederland, Utrecht LIQ), Mandatory Tender 5/24/2007	4,500,000
2,850,000		Montgomery County, GA Development Authority, (Series 2001) Weekly VRDNs (Brewton Parker College, Inc.)/(Regions Bank, Alabama LOC), 3.98%, 5/3/2007	2,850,000
4,360,000		Newnan, GA Housing Authority, (Series 2002) Weekly VRDNs (Summit Point Apartments)/(Columbus Bank and Trust Co., GA LOC), 4.02%, 5/3/2007	4,360,000
1,500,000		Oconee County, GA IDA, (Series 2003) Weekly VRDNs (Athens Academy, Inc.)/(SunTrust Bank LOC), 3.96%, 5/2/2007	1,500,000
1,170,000		Paulding County, GA, Courthouse - Government Complex (Series 2007), 4.00% Bonds (FGIC INS), 2/1/2008	1,172,633
18,000,000		Private Colleges & Universities Facilities of GA, 3.75% CP (Emory University), Mandatory Tender 7/17/2007	18,000,000
22,000,000		Private Colleges & Universities Facilities of GA, 3.75% CP (Emory University), Mandatory Tender 7/19/2007	22,000,000
2,940,000	[3,4]	Rockdale County, GA Water & Sewer, (PUTTERs Series 1342) Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.98%, 5/3/2007	2,940,000
4,875,000		Rome-Floyd County, GA Development Authority, (Series 2000) Weekly VRDNs (Steel King Industries, Inc.)/(Marshall & Ilsley Bank, Milwaukee LOC), 4.02%, 5/3/2007	4,875,000
2,570,000		Rome-Floyd County, GA Development Authority, (Series 2000) Weekly VRDNs (VTI of Georgia)/(Wells Fargo Bank, N.A. LOC), 4.02%, 5/3/2007	2,570,000
4,600,000		Roswell, GA Housing Authority, MFH Refunding Revenue Bonds (Series 1988A) Weekly VRDNs (Belcourt Ltd.)/(Northern Trust Co., Chicago, IL LOC), 4.11%, 5/2/2007	4,600,000
5,500,000		Savannah, GA EDA, (Series 1995A) Weekly VRDNs (Home Depot, Inc.), 4.01%, 5/2/2007	5,500,000
2,000,000		Savannah, GA EDA, (Series 2000) Weekly VRDNs (Republic Services of Georgia)/(SunTrust Bank LOC), 4.01%, 5/2/2007	2,000,000
1,410,000		Savannah, GA EDA, (Series 2003C) Weekly VRDNs (Marshes of Skidaway Island)/(BNP Paribas SA LOC), 3.97%, 5/3/2007	1,410,000
5,200,000		Savannah, GA EDA, (Series 2007) Weekly VRDNs (Savannah Country Day School)/(Branch Banking & Trust Co. LOC), 3.95%, 5/3/2007	5,200,000
2,000,000		Tallapoosa, GA Development Authority, (Series 1994) Weekly VRDNs (U.S. Can Co.)/(Deutsche Bank Trust Co. Americas LOC), 4.15%, 5/2/2007	2,000,000
1,000,000		Thomasville, GA Payroll Development Authority, (Series 2005A) Weekly VRDNs (American Fresh Foods LP)/(Wachovia Bank N.A. LOC), 4.05%, 5/3/2007	1,000,000
2,000,000		Wayne County, GA, IDA, (Series 2004) Weekly VRDNs (Great Southern Wood, Inc.)/(Wachovia Bank N.A. LOC), 4.00%, 5/4/2007	2,000,000
700,000		Whitfield County, GA Development Authority Weekly VRDNs (Franklin Industries, Inc.)/(Bank of America N.A. LOC), 4.04%, 5/2/2007	700,000
		SHORT-TERM MUNICIPALS--continued[1,2]
		Georgia--continued
$1,175,000		Whitfield County, GA Development Authority, (Series 1996) Weekly VRDNs (AMC International, Inc.)/(SunTrust Bank LOC), 4.05%, 5/3/2007	$1,175,000
3,000,000		Whitfield County, GA School District, (Series 2007), 4.00% Bonds (Georgia State GTD), 4/1/2008	3,011,185
3,000,000		Winder-Barrow County, GA Joint Development Authority, (Series 2001) Weekly VRDNs (Athens, GA YMCA)/(Wachovia Bank N.A. LOC), 4.00%, 5/3/2007	3,000,000

		TOTAL MUNICIPAL INVESTMENTS--99.9% (AT AMORTIZED COST)[5]	723,469,508

		OTHER ASSETS AND LIABILITIES--NET--0.1%	802,901

		TOTAL NET ASSETS--100%	$724,272,409

Securities that are subject to the federal alternative minimum tax (AMT) represent 29.1% of the portfolio as calculated based upon total market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO’s two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor’s, MIG-1 or MIG-2 by Moody’s Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security. At April 30, 2007, the portfolio securities were rated as follows: Tier Rating Percentages Based on Total Market Value.

First Tier	Second Tier

100.0%	0.0%

2 Current rate and next reset date shown for Variable Rate Demand Notes.

3 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2007, these restricted securities amounted to $182,020,000, which represented 25.1% of total net assets.

4 Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees. At April 30, 2007, these liquid restricted securities amounted to $182,020,000, which represented 25.1% of total net assets.

5 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2007.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
CP	--Commercial Paper
EDA	--Economic Development Authority
FGIC	--Financial Guaranty Insurance Company
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
GTD	--Guaranteed
HFA	--Housing Finance Authority
IDA	--Industrial Development Authority
IDRB	--Industrial Development Revenue Bond
INS	--Insured
LIQ	--Liquidity Agreement
LOC(s)	--Letter(s) of Credit
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
MFH	--Multi-Family Housing
PCR	--Pollution Control Revenue
PUTTERs	--Puttable Tax-Exempt Receipts
ROCs	--Reset Option Certificates
TANs	--Tax Anticipation Notes
TOBs	--Tender Option Bonds
TOPS	--Trust Obligation Participating Securities
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2007 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$723,469,508
Income receivable		3,852,868
Receivable for shares sold		561,521

TOTAL ASSETS		727,883,897

Liabilities:
Payable for investments purchased	$1,174,323
Payable for shares redeemed	1,915,798
Payable to bank	152,825
Income distribution payable	162,651
Payable for shareholder services fee (Note 4)	152,145
Accrued expenses	53,746

TOTAL LIABILITIES		3,611,488

Net assets for 724,261,915 shares outstanding		$724,272,409

Net Assets Consist of:
Paid-in capital		$724,261,915
Accumulated net realized gain on investments		9,666
Undistributed net investment income		828

TOTAL NET ASSETS		$724,272,409

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$724,272,409 ÷ 724,261,915 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2007 (unaudited)

Investment Income:
Interest			$12,789,007

Expenses:
Investment adviser fee (Note 4)		$1,613,808
Administrative personnel and services fee (Note 4)		275,797
Custodian fees		13,864
Transfer and dividend disbursing agent fees and expenses		86,619
Directors’/Trustees’ fees		2,887
Auditing fees		8,930
Legal fees		4,313
Portfolio accounting fees		50,941
Shareholder services fee (Note 4)		865,529
Share registration costs		14,504
Printing and postage		9,075
Insurance premiums		4,629
Miscellaneous		975

TOTAL EXPENSES		2,951,871

Waivers (Note 4):
Waiver of investment adviser fee	$(1,219,963)
Waiver of administrative personnel and services fee	(10,768)

TOTAL WAIVERS		(1,230,731)

Net expenses			1,721,140

Net investment income			11,067,867

Net realized gain on investments			13,012

Change in net assets resulting from operations			$11,080,879

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2007	Year Ended 10/31/2006

Increase (Decrease) in Net Assets
Operations:
Net investment income	$11,067,867	$16,609,834
Net realized gain on investments	13,012	43,428

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	11,080,879	16,653,262

Distributions to Shareholders:
Distributions from net investment income	(11,067,046)	(16,610,279)
Distributions from net realized gain on investments	(41,119)	--

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(11,108,165)	(16,610,279)

Share Transactions:
Proceeds from sale of shares	952,559,518	2,033,847,059
Net asset value of shares issued to shareholders in payment of distributions declared	10,084,451	14,489,761
Cost of shares redeemed	(892,532,394)	(1,926,514,415)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	70,111,575	121,822,405

Change in net assets	70,084,289	121,865,388

Net Assets:
Beginning of period	654,188,120	532,322,732

End of period (including undistributed net investment income of $828 and $7, respectively)	$724,272,409	$654,188,120

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2007 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 40 portfolios. The financial statements included herein are only those of Georgia Municipal Cash Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the income tax imposed by the state of Georgia consistent with stability of principal and liquidity. Interest income from the Fund’s investments may be subject to the federal alternative minimum tax for individuals and corporations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Fund’s Board of Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

	Six Months Ended 4/30/2007	Year Ended 10/31/2006

Shares sold	952,559,518	2,033,847,059
Shares issued to shareholders in payment of distributions declared	10,084,451	14,489,761
Shares redeemed	(892,532,394)	(1,926,514,415)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	70,111,575	121,822,405

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Effective February 28, 2007, Federated Investment Management Company, the Fund’s investment adviser (the “Adviser”), receives for its services an annual investment adviser fee equal to 0.40% of the Fund’s average daily net assets. Prior to February 28, 2007, the Adviser received a fee equal to 0.50% of the Fund’s average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2007, the Adviser voluntarily waived $1,219,963 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds

0.150%	on the first $5 billion

0.125%	on the next $5 billion

0.100%	on the next $10 billion

0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2007, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $10,768 of its fee.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund’s Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended April 30, 2007, FSSC did not receive any fees paid by the Fund.

Interfund Transactions

During the six months ended April 30, 2007, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $478,296,455 and $468,090,000, respectively.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

5. CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2007, 74.4% of the securities in the portfolio of investments is backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 6.6% of total investments.

6. LINE OF CREDIT

The Fund participates in a $150,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of April 30, 2007, there were no outstanding loans. During the six months ended April 30, 2007, the Fund did not utilize the LOC.

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, “Federated”), along with various investment companies sponsored by Federated (“Funds”) were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated’s first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission (“SEC”), the Office of the New York State Attorney General (“NYAG”), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys’ fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

8. RECENT ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006. Recent SEC guidance allows implementing FIN 48 in fund net asset value (NAV) calculations as late as a fund’s last NAV calculation in the first required financial statement reporting period. As a result, the Fund will adopt FIN 48 no later than April 30, 2008. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

In addition, in September 2006, FASB released Statement on Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157) which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund’s financial statement disclosures.

Evaluation and Approval of Advisory Contract

Georgia Municipal Cash Trust (the “Fund”)

The Fund’s Board reviewed the Fund’s investment advisory contract at meetings held in May 2006. The Board’s decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

Prior to the meeting, the Adviser had recommended that the Federated Funds appoint a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer appointed by the Funds has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below, which the Board considered, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser’s fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser’s cost of providing the services; the extent to which the Adviser may realize “economies of scale” as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser’s relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser’s services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for like services and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these considerations and was guided by them in its review of the Fund’s advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise the Senior Officer’s evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board’s formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board’s consideration of the advisory contract included review of the Senior Officer’s evaluation, accompanying data and additional reports covering such matters as: the Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund’s investment objectives; the Fund’s expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated’s responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board’s evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund’s performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund’s investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund’s ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund’s investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser’s investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated’s fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, and directed the preparation of independent reports, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups is of significance in judging the reasonableness of proposed fees.

During the year ending December 31, 2005, the Fund’s performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated’s subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds’ administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs and the lack of consensus on how to allocate those costs causes such allocation reports to be of questionable value. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board also reviewed profitability information for Federated and other publicly held fund management companies, provided by the Senior Officer, who noted the limited availability of such information, and concluded that Federated’s profit margins did not appear to be excessive.

The Senior Officer’s evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in the portfolio management and distribution efforts supporting all of the Federated funds and that the benefits of any economies, should they exist, were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated’s fund advisory services at this time.

During the year ending December 31, 2005, the Fund’s investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Board reviewed the fees, other expenses of the state-specific municipal cash trust funds and possible future reductions in gross advisory fees with the Adviser. The Board agreed to continuation of the Fund’s advisory contract, noting among other factors, the positive impact of fee waivers that caused total expenses to appear reasonable. The Senior Officer noted that Federated appeared to provide appropriate administrative services to the Fund for the fees currently paid. For 2005, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates was satisfactory and was satisfied that the overall expense structure of the Fund remained competitive.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser’s industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board’s approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were relevant to every Federated fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board’s decision to approve the contract reflects its determination that Federated’s performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

The Senior Officer also made recommendations relating to the organization and availability of data and verification of processes for purposes of implementing future evaluations which the Adviser has agreed to implement.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated’s website. Go to FederatedInvestors.com, select “Products,” select the “Prospectuses and Regulatory Reports” link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC’s website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated’s website at FederatedInvestors.com by clicking on “Portfolio Holdings” and selecting the name of the Fund, or by selecting the name of the Fund and clicking on “Portfolio Holdings.” You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Cusip 60934N328

G01478-01

Federated Investors
World-Class Investment Manager

Maryland Municipal
Cash Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2007

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,
	4/30/2007	2006	2005	2004	2003	2002

Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.015	0.027	0.016	0.005	0.006	0.011
Net realized gain (loss) on investments	--	--	0.000 [1]	(0.000)[1]	--	(0.000)[1]

TOTAL FROM INVESTMENT OPERATIONS	0.015	0.027	0.016	0.005	0.006	0.011

Less Distributions:
Distributions from net investment income	(0.015)	(0.027)	(0.016)	(0.005)	(0.006)	(0.011)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	1.48%	2.73%	1.61%	0.53%	0.59%	1.06%

Ratios to Average Net Assets:

Net expenses	0.70%[3]	0.69%	0.68%	0.70%	0.70%	0.70%

Net investment income	2.96%[3]	2.71%	1.58%	0.54%	0.59%	1.06%

Expense waiver/reimbursement[4]	0.31%[3]	0.43%	0.42%	0.42%	0.29%	0.28%

Supplemental Data:

Net assets, end of period (000 omitted)	$87,778	$92,330	$78,122	$83,202	$95,930	$118,149

1 Represents less than $0.001.

2 Based on net asset value. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2006 to April 30, 2007.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 11/1/2006	Ending Account Value 4/30/2007	Expenses Paid During Period	[1]

Actual	$1,000	$1,014.80	$3.50

Hypothetical (assuming a 5% return before expenses)	$1,000	$1,021.32	$3.51

1 Expenses are equal to the Fund’s annualized net expense ratio of 0.70%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Portfolio of Investments Summary Tables

At April 30, 2007, the Fund’s portfolio composition1 was as follows:

Percentage of Total Net Assets

Variable Rate Instruments	84.4%

Municipal Notes	14.7%

Other Assets and Liabilities--Net[2]	0.9%

TOTAL	100.0%

At April 30, 2007, the Fund’s effective maturity schedule3 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets

1-7 Days	82.1%

8-30 Days	2.4%

31-90 Days	3.3%

91-180 Days	7.9%

181 Days or more	3.4%

Other Assets and Liabilities--Net[2]	0.9%

TOTAL	100.0%

1 See the Fund’s Prospectus and Statement of Additional Information for a description of these investments.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

April 30, 2007 (unaudited)

Principal Amount			Value

		SHORT-TERM MUNICIPALS--99.1%[1,2]
		Maryland--96.7%
$1,000,000	[3,4]	ABN AMRO Muni TOPS Certificates Trust (Maryland Non-AMT) Series 2003-19, 3.67% TOBs (Baltimore, MD)/(FGIC INS)/(ABN AMRO Bank NV, Amsterdam LIQ), Optional Tender 8/23/2007	$1,000,000
3,545,000	[3,4]	Anne Arundel County, MD, (PT-4052) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.950%, 5/3/2007	3,545,000
1,075,000		Baltimore County, MD IDA, (Series 1994A) Weekly VRDNs (Pitts Realty LP)/(Bank of New York LOC), 3.990%, 5/3/2007	1,075,000
2,400,000		Baltimore County, MD IDA, Variable Rate Demand Acquisition Program (Series 1986) Weekly VRDNs (Baltimore Capital Acquisition)/(Bayerische Landesbank (GTD) LOC), 3.930%, 5/2/2007	2,400,000
2,100,000		Baltimore County, MD Port Facility Monthly VRDNs (Occidental Petroleum Corp.)/(BNP Paribas SA LOC), 3.650%, 5/15/2007	2,100,000
4,215,000		Baltimore County, MD Weekly VRDNs (Calvert Hall College)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.970%, 5/4/2007	4,215,000
1,250,000		Baltimore County, MD, (1994 Issue) Weekly VRDNs (Direct Marketing Associates, Inc. Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 4.100%, 5/2/2007	1,250,000
2,990,000		Baltimore County, MD, (Series 1999) Weekly VRDNs (Calvert Hall College)/ (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.970%, 5/4/2007	2,990,000
2,000,000		Baltimore County, MD, (Series 2004) Weekly VRDNs (Quail Ridge Apartments)/(FNMA LOC), 3.950%, 5/3/2007	2,000,000
300,000		Carroll County, MD, (Series 1995B) Weekly VRDNs (Evapco, Inc.)/(Bank of America N.A. LOC), 4.000%, 5/3/2007	300,000
1,000,000		Carroll County, MD, (Series 1999B) Weekly VRDNs (Fairhaven, Inc./Copper Ridge, Inc.)/(Radian Asset Assurance INS)/(Branch Banking & Trust Co. LIQ), 3.970%, 5/3/2007	1,000,000
3,195,000		Harford County, MD EDA, (Series 2001) Weekly VRDNs (Clark Finance LLC)/(Branch Banking & Trust Co. LOC), 4.050%, 5/3/2007	3,195,000
850,000		Harford County, MD, EDRB (Series 1996) Weekly VRDNs (Citrus and Allied Essences Ltd.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.980%, 5/2/2007	850,000
4,100,000		Howard County, MD Economic Development Revenue Board, (Series 2005) Weekly VRDNs (Eight P CPL LLC)/(Comerica Bank LOC), 4.020%, 5/3/2007	4,100,000
2,500,000	[3,4]	Maryland Community Development Administration - Housing Revenue, (PA-629R) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 4.000%, 5/3/2007	2,500,000
2,000,000		Maryland Community Development Administration - Residential Revenue, (2006 Series R), 3.64% BANs, 12/14/2007	2,000,000
5,445,000	[3,4]	Maryland Community Development Administration - Residential Revenue MERLOTS (Series 2007-E1) Weekly VRDNs (Wachovia Bank N.A. LIQ), 4.040%, 5/2/2007	5,445,000
		SHORT-TERM MUNICIPALS--continued[1,2]
		Maryland--continued
$2,250,000	[3,4]	Maryland Community Development Administration - Residential Revenue, (Series 2004 FR/RI-L59J) Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ), 4.080%, 5/2/2007	$2,250,000
2,000,000		Maryland Community Development Administration - Residential Revenue, (Series 2006N), 3.72% BANs, 9/12/2007	2,000,000
2,900,000		Maryland IDFA, (Series 1999), 3.73% TOBs (Signature Flight Support Corp.)/(Bayerische Landesbank (GTD) LOC), Optional Tender 6/1/2007	2,900,000
2,045,000		Maryland State Community Development Administration, (Series 1990B) Weekly VRDNs (Cherry Hill Apartment Ltd.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.990%, 5/2/2007	2,045,000
1,750,000		Maryland State Economic Development Corp., (Series 1998) Weekly VRDNs (Morrison Health Care, Inc.)/(Bank of America N.A. LOC), 4.050%, 5/3/2007	1,750,000
2,570,000		Maryland State Economic Development Corp., (Series 1999A) Weekly VRDNs (Victor Graphics, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 4.120%, 5/4/2007	2,570,000
1,500,000		Maryland State Economic Development Corp., (Series 2000) Weekly VRDNs (AFCO Cargo BWI II LLC)/(SunTrust Bank LOC), 4.010%, 5/2/2007	1,500,000
2,525,000		Maryland State Economic Development Corp., (Series 2002) Weekly VRDNs (Mirage-Tucker LLC Facility)/(Wilmington Trust Co. LOC), 4.020%, 5/4/2007	2,525,000
2,140,000		Maryland State Economic Development Corp., (Series 2005A) Weekly VRDNs (Canusa Hershman Recycling)/(Wachovia Bank N.A. LOC), 4.050%, 5/4/2007	2,140,000
820,000		Maryland State Economic Development Corp., (Series A) Weekly VRDNs (The ASSOCIATED: Jewish Community Federation of Baltimore, Inc.)/(Bank of America N.A. LOC), 3.950%, 5/3/2007	820,000
900,000		Maryland State Health & Higher Educational Facilities Authority, (Series 1998) Weekly VRDNs (Woodbourne Center, Inc.)/(Mercantile Safe Deposit & Trust Co., Baltimore LOC), 3.830%, 5/1/2007	900,000
750,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2002) Weekly VRDNs (Holton-Arms School, Inc.)/(SunTrust Bank LOC), 3.960%, 5/2/2007	750,000
1,000,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2006) Weekly VRDNs (Severn School, Inc.)/(Mercantile Safe Deposit & Trust Co., Baltimore LOC), 3.950%, 5/3/2007	1,000,000
2,700,000		Maryland State Health & Higher Educational Facilities Authority, Maimonides Academy of Baltimore (Series 2005) Weekly VRDNs (Yeshivat Rambam Issue)/(Mercantile Safe Deposit & Trust Co., Baltimore LOC), 3.970%, 5/4/2007	2,700,000
800,000		Maryland State IDFA, (Series 2005) Weekly VRDNs (McDonogh School, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.970%, 5/4/2007	800,000
1,000,000		Maryland State, (2002, Second Series-B), 5.25% Bonds, 2/1/2008	1,011,888
300,000		Montgomery County, MD EDA, (Series 2002) Weekly VRDNs (Institute for Genomic Research, Inc.)/(Bank of America N.A. LOC), 3.950%, 5/3/2007	300,000
2,000,000		Montgomery County, MD Housing Opportunities Commission, (2006 Series D), 3.57% BANs, 10/26/2007	2,000,000
		SHORT-TERM MUNICIPALS--continued[1,2]
		Maryland--continued
$1,077,000		Montgomery County, MD Housing Opportunities Commission, (Series 1998 Issue I) Weekly VRDNs (Byron House, Inc. Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.880%, 5/1/2007	$1,077,000
1,900,000	[3,4]	Montgomery County, MD Housing Opportunities Commission, (Series 2004 FR/RI-L5) Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ), 4.050%, 5/2/2007	1,900,000
669,000		Montgomery County, MD Weekly VRDNs (Information Systems and Networks Corp.)/(Bank of America N.A. LOC), 3.800%, 5/1/2007	669,000
5,550,000		Montgomery County, MD, Consolidated Public Improvement BANs (2006 Series B) Daily VRDNs (Dexia Credit Local LIQ), 4.030%, 5/1/2007	5,550,000
2,000,000	[3,4]	Northeast MD Waste Disposal Authority, (PT-766) Weekly VRDNs (AMBAC INS)/(Landesbank Hessen-Thueringen (GTD) LIQ), 4.000%, 5/3/2007	2,000,000
2,500,000		Washington County, MD Economic Development Revenue Board, (Series 2006) Weekly VRDNs (Packaging Services of Maryland, Inc.)/(Wachovia Bank N.A. LOC), 4.100%, 5/3/2007	2,500,000
1,220,000		Washington County, MD, (Series 2000) Weekly VRDNs (YMCA of Hagerstown, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.970%, 5/4/2007	1,220,000

		TOTAL	84,842,888

		Puerto Rico--2.4%
180,000	[3,4]	Puerto Rico HFA, (Series 2003 FR/RI-L30J) Weekly VRDNs (GNMA COL)/(Lehman Brothers Holdings, Inc. LIQ), 4.000%, 5/2/2007	180,000
2,000,000	[3,4]	Puerto Rico Highway and Transportation Authority, (MT-403), 3.67% TOBs (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), Optional Tender 10/4/2007	2,000,000

		TOTAL	2,180,000

		TOTAL MUNICIPAL INVESTMENTS--99.1% (AT AMORTIZED COST)5	87,022,888

		OTHER ASSETS AND LIABILITIES--NET--0.9%	754,733

		TOTAL NET ASSETS--100%	$87,777,621

Securities that are subject to the federal alternative minimum tax (AMT) represent 57.1% of the portfolio as calculated based upon total market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO’s two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor’s, MIG-1, or MIG-2 by Moody’s Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At April 30, 2007, the portfolio securities were rated as follows:

Tier Rating Percentages Based On Total Market Value

First Tier	Second Tier

100.0%	0.0%

2 Current rate and next reset date shown for Variable Rate Demand Notes.

3 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2007, these restricted securities amounted to $20,820,000, which represented 23.7% of total net assets.

4 Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees. At April 30, 2007, these liquid restricted securities amounted to $20,820,000, which represented 23.7% of total net assets.

5 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2007.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
COL	--Collateralized
EDA	--Economic Development Authority
EDRB	--Economic Development Revenue Bonds
FGIC	--Financial Guaranty Insurance Company
FNMA	--Federal National Mortgage Association
GNMA	--Government National Mortgage Association
GTD	--Guaranteed
HFA	--Housing Finance Authority
IDA	--Industrial Development Authority
IDFA	--Industrial Development Finance Authority
INS	--Insured
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
TOBs	--Tender Option Bonds
TOPS	--Trust Obligation Participating Securities
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2007 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$87,022,888
Cash		366,262
Income receivable		393,191
Receivable for shares sold		30,000
Prepaid expenses		16,059

TOTAL ASSETS		87,828,400

Liabilities:
Payable for shares redeemed	$47
Income distribution payable	34,394
Payable for shareholder services fee (Note 5)	16,338

TOTAL LIABILITIES		50,779

Net assets for 87,778,785 shares outstanding		$87,777,621

Net Assets Consist of:
Paid-in capital		$87,778,785
Accumulated net realized loss on investments		(1,450)
Undistributed net investment income		286

TOTAL NET ASSETS		$87,777,621

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$87,777,621 ÷ 87,778,785 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2007 (unaudited)

Investment Income:
Interest			$1,804,777

Expenses:
Investment adviser fee (Note 5)		$229,160
Administrative personnel and services fee (Note 5)		74,384
Custodian fees		1,401
Transfer and dividend disbursing agent fees and expenses		34,155
Directors’/Trustees’ fees		487
Auditing fees		8,434
Legal fees		4,356
Portfolio accounting fees		21,232
Shareholder services fee (Note 5)		106,981
Share registration costs		10,068
Printing and postage		7,148
Insurance premiums		3,331
Miscellaneous		310

TOTAL EXPENSES		501,447

Waivers (Note 5):
Waiver of investment adviser fee	$(142,425)
Waiver of administrative personnel and services fee	(11,904)

TOTAL WAIVERS		(154,329)

Net expenses			347,118

Net investment income			$1,457,659

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2007	Year Ended 10/31/2006

Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,457,659	$2,141,026

Distributions to Shareholders:
Distributions from net investment income	(1,457,243)	(2,141,419)

Share Transactions:
Proceeds from sale of shares	208,545,304	402,482,856
Net asset value of shares issued to shareholders in payment of distributions declared	1,215,354	1,791,018
Cost of shares redeemed	(214,313,651)	(390,064,809)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(4,552,993)	14,209,065

Change in net assets	(4,552,577)	14,208,672

Net Assets:
Beginning of period	92,330,198	78,121,526

End of period (including undistributed (distributions in excess of) net investment income of $286 and $(130), respectively)	$87,777,621	$92,330,198

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2007 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 40 portfolios. The financial statements included herein are only those of Maryland Municipal Cash Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the personal income tax imposed by the state of Maryland and Maryland municipalities consistent with stability of principal and liquidity. Interest income from the Fund’s investments may be subject to the federal alternative minimum tax for individuals and corporations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Fund’s Board of Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

	Six Months Ended 4/30/2007	Year Ended 10/31/2006

Shares sold	208,545,304	402,482,856
Shares issued to shareholders in payment of distributions declared	1,215,354	1,791,018
Shares redeemed	(214,313,651)	(390,064,809)

NET CHANGE RESULTING FROM TRANSACTIONS	(4,552,993)	14,209,065

4. FEDERAL TAX INFORMATION

At October 31, 2006, the Fund had a capital loss carryforward of $1,450 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire in 2012.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Effective February 28, 2007, Federated Investment Management Company, the Fund’s investment adviser (the “Adviser”), receives for its services an annual investment adviser fee equal to 0.40% of the Fund’s average daily net assets. Prior to February 28, 2007, the Adviser received a fee equal to 0.50% of the Fund’s average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2007, the Adviser voluntarily waived $142,425 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds

0.150%	on the first $5 billion

0.125%	on the next $5 billion

0.100%	on the next $10 billion

0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2007, the net fee paid to FAS was 0.127% of average daily net assets of the Fund. FAS waived $11,904 of its fee.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund’s Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended April 30, 2007, FSSC did not receive any fees paid by the Fund.

Interfund Transactions

During the six months ended April 30, 2007, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $115,680,000 and $120,515,000, respectively.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2007, 67.4% of the securities in the portfolio of investments is backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 19.6% of total investments.

7. LINE OF CREDIT

The Fund participates in a $150,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of April 30, 2007, there were no outstanding loans. During the six months ended April 30, 2007, the Fund did not utilize the LOC.

8. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, “Federated”), along with various investment companies sponsored by Federated (“Funds”) were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated’s first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission (“SEC”), the Office of the New York State Attorney General (“NYAG”), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys’ fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

9. RECENT ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006. Recent SEC guidance allows implementing FIN 48 in fund net asset value (NAV) calculations as late as a fund’s last NAV calculation in the first required financial statement reporting period. As a result, the Fund will adopt FIN 48 no later than April 30, 2008. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

In addition, in September 2006, FASB released Statement on Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157) which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund’s financial statement disclosures.

Evaluation and Approval of Advisory Contract

MARYLAND MUNICIPAL CASH TRUST (THE “FUND”)

The Fund’s Board reviewed the Fund’s investment advisory contract at meetings held in May 2006. The Board’s decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

Prior to the meeting, the Adviser had recommended that the Federated Funds appoint a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer appointed by the Funds has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below, which the Board considered, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser’s fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser’s cost of providing the services; the extent to which the Adviser may realize “economies of scale” as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser’s relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser’s services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for like services and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these considerations and was guided by them in its review of the Fund’s advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated Funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise the Senior Officer’s evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board’s formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board’s consideration of the advisory contract included review of the Senior Officer’s evaluation, accompanying data and additional reports covering such matters as: the Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund’s investment objectives; the Fund’s expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated’s responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board’s evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund’s performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund’s investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund’s ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund’s investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser’s investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated’s fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, and directed the preparation of independent reports, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups is of significance in judging the reasonableness of proposed fees.

During the year ending December 31, 2005, the Fund’s performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated Funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated’s subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated funds’ administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs and the lack of consensus on how to allocate those costs causes such allocation reports to be of questionable value. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board also reviewed profitability information for Federated and other publicly held fund management companies, provided by the Senior Officer, who noted the limited availability of such information, and concluded that Federated’s profit margins did not appear to be excessive.

The Senior Officer’s evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in the portfolio management and distribution efforts supporting all of the Federated Funds and that the benefits of any economies, should they exist, were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated’s fund advisory services at this time.

During the year ending December 31, 2005, the Fund’s investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Board reviewed the fees, other expenses of the state-specific municipal cash trust funds and possible future reductions in gross advisory fees with the Adviser. The Board agreed to continuation of the Fund’s advisory contract, noting among other factors, the positive impact of fee waivers that caused total expenses to appear reasonable. The Senior Officer noted that Federated appeared to provide appropriate administrative services to the Fund for the fees currently paid. For 2005, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates was satisfactory and was satisfied that the overall expense structure of the Fund remained competitive.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser’s industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board’s approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were relevant to every Federated Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board’s decision to approve the contract reflects its determination that Federated’s performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

The Senior Officer also made recommendations relating to the organization and availability of data and verification of processes for purposes of implementing future evaluations which the Adviser has agreed to implement.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated’s website. Go to FederatedInvestors.com, select “Products,” select the “Prospectuses and Regulatory Reports” link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC’s website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated’s website at FederatedInvestors.com by clicking on “Portfolio Holdings” and selecting the name of the Fund, or by selecting the name of the Fund and clicking on “Portfolio Holdings.” You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Cusip 60934N286

G01175-01 (6/07)

Federated Investors
World-Class Investment Manager

Massachusetts Municipal
Cash Fund

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2007

Institutional Service Shares
Cash Series Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights --
Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,

	4/30/2007	2006	2005	2004	2003	2002

Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.015	0.027	0.016	0.006	0.006	0.010
Net realized gain (loss) on investments	--	0.000 [1]	0.000 [1]	--	--	(0.000)[1]

TOTAL FROM INVESTMENT OPERATIONS	0.015	0.027	0.016	0.006	0.006	0.010

Less Distributions:
Distributions from net investment income	(0.015)	(0.027)	(0.016)	(0.006)	(0.006)	(0.010)
Distributions from net realized gain on investments	(0.000)[1]	--	--	--	--	--

TOTAL DISTRIBUTIONS	(0.015)	(0.027)	(0.016)	(0.006)	(0.006)	(0.010)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	1.56%	2.77%	1.65%[3]	0.56%	0.65%	1.05%

Ratios to Average Net Assets:

Net expenses	0.60%[4]	0.60%	0.58%	0.60%	0.60%	0.60%

Net investment income	3.05%[4]	2.73%	1.58%	0.55%	0.66%	1.04%

Expense waiver/reimbursement[5]	0.27%[4]	0.31%	0.35%	0.31%	0.28%	0.27%

Supplemental Data:

Net assets, end of period (000 omitted)	$263,992	$250,048	$218,891	$283,783	$411,681	$781,245

1 Represents less than $0.001.

2 Based on net asset value. Total returns for periods of less than one year are not annualized.

3 During the period, the Fund was reimbursed by the Adviser, which had an impact of 0.02% on the total return.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Cash Series Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2007	Year Ended 10/31/2006	Period Ended 10/31/2005

Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.013	0.023	0.011
Net realized gain on investments	--	0.000 [2]	0.000 [2]

TOTAL FROM INVESTMENT OPERATIONS	0.013	0.023	0.011

Less Distributions:
Distributions from net investment income	(0.013)	(0.023)	(0.011)
Distributions from net realized gain on investments	(0.000)[2]	--	--

TOTAL DISTRIBUTIONS	(0.013)	(0.023)	(0.011)

Net Asset Value, End of Period	$1.00	$1.00	$1.00

Total Return[3]	1.36%	2.37%	1.10%[4]

Ratios to Average Net Assets:

Net expenses	1.00%[5]	1.00%	1.00%[5]

Net investment income	2.68%[5]	2.33%	1.61%[5]

Expense waiver/reimbursement[6]	0.49%[5]	0.54%	0.60%[5]

Supplemental Data:

Net assets, end of period (000 omitted)	$29,342	$16,158	$16,646

1 Reflects operations for the period from January 18, 2005 (date of initial public investment) to
October 31, 2005.

2 Represents less than $0.001.

3 Based on net asset value. Total returns for periods of less than one year are not annualized.

4 During the period, the Fund was reimbursed by the Adviser, which had an impact of 0.02% on the total return.

5 Computed on an annualized basis.

6 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2006 to April 30, 2007.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 11/1/2006	Ending Account Value 4/30/2007	Expenses Paid During Period	[1]

Actual:

Institutional Service Shares	$1,000	$1,015.60	$3.00

Cash Series Shares	$1,000	$1,013.60	$4.99

Hypothetical (assuming a 5% return before expenses):

Institutional Service Shares	$1,000	$1,021.82	$3.01

Cash Series Shares	$1,000	$1,019.84	$5.01

1 Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Institutional Service Shares	0.60%

Cash Series Shares	1.00%

Portfolio of Investments Summary Tables

At April 30, 2007, the Fund’s portfolio composition1 was as follows:

Percentage of Total Net Assets

Variable Rate Instruments	69.0%

Municipal Notes	19.2%

Commercial Paper	12.8%

Other Assets and Liabilities--Net[2]	(1.0)%

TOTAL	100.0%

At April 30, 2007, the Fund’s effective maturity schedule3 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets

1-7 Days	68.9%

8-30 Days	2.7%

31-90 Days	14.4%

91-180 Days	11.6%

181 Days or more	3.4%

Other Assets and Liabilities--Net[2]	(1.0)%

TOTAL	100.0%

1 See the Fund’s Prospectus and Statement of Additional Information for a description of these investments.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

April 30, 2007 (unaudited)

Principal Amount			Value

		SHORT-TERM MUNICIPALS--101.0%[1,2]
		Massachusetts--97.1%
$6,729,000		Ashburnham, MA, 4.15% BANs, 7/13/2007	$6,735,669
5,000,000		Boston, MA Water & Sewer Commission, (Series 2006 A), 3.61% CP (Bank of America N.A. LOC), Mandatory Tender 6/8/2007	5,000,000
5,327,165	[3,4]	Clipper Tax-Exempt Certificates Trust (Massachusetts Non-AMT)/(Series 1997-2) Weekly VRDNs (Massachusetts State Lottery Commission)/(AMBAC INS)/(State Street Bank and Trust Co. LIQ), 4.000%, 5/3/2007	5,327,165
11,107,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Massachusetts Non-AMT)/(Series 2000-2), 3.70% TOBs (Massachusetts Turnpike Authority)/(MBIA Insurance Corp. INS)/(State Street Bank and Trust Co. LIQ), Optional Tender 8/1/2007	11,107,000
3,255,000	[3,4]	Commonwealth of Massachusetts, 1999 SG 126 Weekly VRDNs (Societe Generale, Paris LIQ), 3.940%, 5/3/2007	3,255,000
2,000,000	[3,4]	Commonwealth of Massachusetts, MACON (Series 2005C) Weekly VRDNs (AMBAC INS)/(Bank of America N.A. LIQ), 3.960%, 5/3/2007	2,000,000
2,970,000	[3,4]	Commonwealth of Massachusetts, PA-793 Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.940%, 5/3/2007	2,970,000
4,000,000	[3,4]	Commonwealth of Massachusetts, PUTTERs (Series 1457) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 3.970%, 5/3/2007	4,000,000
4,950,000	[3,4]	Commonwealth of Massachusetts, PUTTERs (Series 343) Weekly VRDNs (XL Capital Assurance Inc. INS)/(J.P. Morgan Chase & Co. LIQ), 3.970%, 5/3/2007	4,950,000
1,980,000	[3,4]	Commonwealth of Massachusetts, PUTTERs (Series 443) Weekly VRDNs (FGIC, FSA INS) and JPMorgan Chase Bank, N.A. LIQs), 3.970%, 5/3/2007	1,980,000
2,785,000	[3,4]	Commonwealth of Massachusetts, Variable Rate Certificates (Series 2001-O) Weekly VRDNs (FSA INS)/(Bank of America N.A. LIQ), 3.960%, 5/3/2007	2,785,000
3,485,000	[3,4]	Commonwealth of Massachusetts, Variable Rate Certificates (Series 2002-C) Weekly VRDNs (FSA INS)/(Bank of America N.A. LIQ), 3.960%, 5/3/2007	3,485,000
6,000,000		Gloucester, MA, 4.00% BANs, 9/21/2007	6,006,992
5,000,000		Hanson, MA, 4.25% BANs, 11/15/2007	5,013,050
4,000,000		Haverhill, MA, 4.75% BANs (Commonwealth of Massachusetts GTD), 6/29/2007	4,005,602
6,000,000		Littleton, MA, 4.50% BANs, 7/27/2007	6,009,637
5,745,000		Massachusetts Bay Transportation Authority General Transportation System, (Series 1999) Weekly VRDNs (Landesbank Baden-Wuerttemberg (GTD) LIQ), 4.020%, 5/2/2007	5,745,000
15,000,000	[3,4]	Massachusetts Bay Transportation Authority General Transportation System, MERLOTS (Series 2000H) Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ), 3.990%, 5/2/2007	15,000,000
		SHORT-TERM MUNICIPALS--continued[1,2]
		Massachusetts--continued
$2,700,000	[3,4]	Massachusetts Bay Transportation Authority General Transportation System, (PT-1218) Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ), 3.940%, 5/3/2007	$2,700,000
10,760,000	[3,4]	Massachusetts Bay Transportation Authority Sales Tax Revenue, (Series 5004 BBT) Weekly VRDNs (Branch Banking & Trust Co. LIQ), 3.970%, 5/3/2007	10,760,000
1,000,000	[3,4]	Massachusetts Bay Transportation Authority Sales Tax Revenue, PUTTERs (Series 442) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 3.970%, 5/3/2007	1,000,000
2,120,000	[3,4]	Massachusetts Bay Transportation Authority Sales Tax Revenue, ROCs (Series 9021) Weekly VRDNs (Citigroup, Inc. LIQ), 3.970%, 5/3/2007	2,120,000
5,000,000		Massachusetts Development Finance Agency, (Series1), 3.68% CP (JPMorgan Chase Bank, N.A. LOC), Mandatory Tender 7/17/2007	5,000,000
18,030,000	[3,4]	Massachusetts HEFA, (PA-1326) Weekly VRDNs (Emerson Hospital)/(Radian Asset Assurance INS)/(Merrill Lynch & Co., Inc. LIQ), 3.960%, 5/3/2007	18,030,000
500,000		Massachusetts HEFA, (Series 2004D) Weekly VRDNs (Cape Cod Healthcare)/(Assured Guaranty Corp. INS)/(Bank of America N.A. LIQ), 3.960%, 5/3/2007	500,000
1,970,000		Massachusetts HEFA, (Series 2004F) Weekly VRDNs (Winchester Hospital)/(Bank of America N.A. LOC), 3.930%, 5/2/2007	1,970,000
4,100,000		Massachusetts HEFA, (Series A-1) Weekly VRDNs (Sherrill House)/(Comerica Bank LOC), 3.970%, 5/3/2007	4,100,000
2,860,000		Massachusetts HEFA, (Series B) Weekly VRDNs (Boston Home)/(Citizens Bank of Massachusetts LOC), 3.980%, 5/3/2007	2,860,000
6,000,000		Massachusetts HEFA, (Series EE), 3.63% CP (Harvard University), Mandatory Tender 7/12/2007	6,000,000
3,000,000		Massachusetts HEFA, (Series EE), 3.65% CP (Harvard University), Mandatory Tender 5/24/2007	3,000,000
5,262,000		Massachusetts HEFA, (Series EE), 3.68% CP (Harvard University), Mandatory Tender 8/9/2007	5,262,000
5,505,000	[3,4]	Massachusetts HEFA, Variable Rate Certificates (Series 2002-D) Weekly VRDNs (Massachusetts Institute of Technology)/(Bank of America N.A. LIQ), 3.960%, 5/3/2007	5,505,000
5,000,000		Massachusetts IFA, (Series 1992B), 3.69% CP (New England Power Co.), Mandatory Tender 5/24/2007	5,000,000
5,100,000		Massachusetts IFA, (Series 1992B), 3.70% CP (New England Power Co.), Mandatory Tender 6/13/2007	5,100,000
1,500,000		Massachusetts IFA, (Series 1996) Weekly VRDNs (Governor Dummer Academy)/(Citizens Bank of Massachusetts LOC), 3.980%, 5/3/2007	1,500,000
4,074,000		Massachusetts IFA, (Series 1996) Weekly VRDNs (Newbury College)/ (Bank of America N.A. LOC), 3.950%, 5/3/2007	4,074,000
7,560,000	[3,4]	Massachusetts School Building Authority, (PUTTERs 1764T) Weekly VRDNs (AMBAC INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.980%, 5/3/2007	7,560,000
		SHORT-TERM MUNICIPALS--continued[1,2]
		Massachusetts--continued
$3,385,000		Massachusetts School Building Authority, (Series A), 3.65% CP (Bank of Nova Scotia, Toronto LOC), Mandatory Tender 8/6/2007	$3,385,000
6,000,000	[3,4]	Massachusetts School Building Authority, PUTTERs (Series 1052Z) Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.970%, 5/3/2007	6,000,000
6,000,000	[3,4]	Massachusetts School Building Authority, ROCs (Series 613) Weekly VRDNs (FSA INS)/(Citibank N.A., New York LIQ), 3.970%, 5/3/2007	6,000,000
1,000,000		Massachusetts State Development Finance Agency, (Series 2000) Weekly VRDNs (Worcester Academy)/(Allied Irish Banks PLC LOC), 3.980%, 5/3/2007	1,000,000
6,900,000		Massachusetts State Development Finance Agency, (Series 2001A) Weekly VRDNs (Alliance of Massachusetts, Inc.)/(PNC Bank, N.A. LOC), 3.970%, 5/3/2007	6,900,000
3,200,000		Massachusetts State Development Finance Agency, (Series 2004) Weekly VRDNs (Thayer Academy)/(Allied Irish Banks PLC LOC), 3.920%, 5/3/2007	3,200,000
3,500,000		Massachusetts State Development Finance Agency, (Series 2004A) Weekly VRDNs (Briarwood Retirement Community)/(Comerica Bank LOC), 3.970%, 5/3/2007	3,500,000
4,900,000		Massachusetts State Development Finance Agency, (Series 2005) Weekly VRDNs (Wentworth Institute of Technology, Inc.)/(Radian Asset Assurance INS)/(Bank of New York LIQ), 4.030%, 5/3/2007	4,900,000
7,935,000		Massachusetts State Development Finance Agency, (Series 2005A) Weekly VRDNs (Suffolk University)/(Assured Guaranty Corp. INS)/(Citizens Bank of Massachusetts LIQ), 4.000%, 5/2/2007	7,935,000
5,000,000		Massachusetts State Development Finance Agency, (Series 2006) Weekly VRDNs (Governor Dummer Academy)/(Citizens Bank of Massachusetts LOC), 3.980%, 5/2/2007	5,000,000
5,200,000		Massachusetts State Development Finance Agency, (Series 2006) Weekly VRDNs (Marine Biological Laboratory)/(JPMorgan Chase Bank, N.A. LOC), 3.980%, 5/3/2007	5,200,000
6,505,000	[3,4]	Massachusetts Turnpike Authority, ROCs (Series 536) Weekly VRDNs (MBIA Insurance Corp. INS)/(Citibank N.A., New York LIQ), 3.970%, 5/3/2007	6,505,000
5,090,000	[3,4]	Massachusetts Water Pollution Abatement Trust Pool, (PT-1185) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.940%, 5/3/2007	5,090,000
15,400,000	[3,4]	Massachusetts Water Pollution Abatement Trust Pool, Subordinate, MERLOTS (Series 1999N) Weekly VRDNs (Wachovia Bank N.A. LIQ), 3.990%, 5/2/2007	15,400,000
3,500,000		Milford, MA, 4.00% BANs, 10/17/2007	3,507,503
4,800,000		Salem, MA, 4.50% BANs, 10/23/2007	4,820,491
4,250,000		Silver Lake, MA Regional School District, 4.25% BANs, 7/10/2007	4,255,139
4,815,000		Westfield, MA, 4.25% BANs, 4/3/2008	4,840,678

		TOTAL	284,854,926

		SHORT-TERM MUNICIPALS--continued[1,2]
		Puerto Rico--3.9%
$11,500,000	[3,4]	JPMorgan Chase & Co. I-Putters Trust (Series 1781P) Weekly VRDNs (Puerto Rico Highway and Transportation Authority)/(Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 4.040%, 5/3/2007	$11,500,000

		TOTAL SHORT-TERM MUNICIPALS--101.0% (AT AMORTIZED COST)5	296,354,926

		OTHER ASSETS AND LIABILTIES--NET--(1.0)%	(3,020,890)

		TOTAL NET ASSETS--100%	$293,334,036

On April 30, 2007, the Fund holds no securities that are subject to the federal alternative minimum tax (AMT).

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO’s two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor’s, MIG-1, or MIG-2 by Moody’s Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At April 30, 2007, the portfolio securities were rated as follows:

Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier

100.0%	0.0%

2 Current rate and next reset date shown for Variable Rate Demand Notes.

3 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2007, these restricted securities amounted to $155,029,165, which represented 52.9% of total net assets.

4 Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees. At April 30, 2007, these liquid restricted securities amounted to $155,029,165, which represented 52.9% of total net assets.

5 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2007.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
CP	--Commercial Paper
FGIC	--Financial Guaranty Insurance Company
FSA	--Financial Security Assurance
GTD	--Guaranteed
HEFA	--Health and Education Facilities Authority
IFA	--Industrial Finance Authority
INS	--Insured
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
PUTTERs	--Puttable Tax-Exempt Receipts
ROCs	--Reset Option Certificates
TOBs	--Tender Option Bonds
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2007 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$296,354,926
Income receivable		2,488,041
Receivable for shares sold		41,967
Prepaid expenses		37,999

TOTAL ASSETS		298,922,933

Liabilities:
Payable for investments purchased	$5,013,050
Payable to bank	61,314
Income distribution payable	455,151
Payable for distribution services fee (Note 4)	3,776
Payable for shareholder services fee (Note 4)	55,606

TOTAL LIABILITIES		5,588,897

Net assets for 293,334,090 shares outstanding		$293,334,036

Net Assets Consist of:
Paid-in capital		$293,334,301
Distributions in excess of net investment income		(265)

TOTAL NET ASSETS		$293,334,036

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Service Shares:
$263,992,436 ÷ 263,997,538 shares outstanding, no par value, unlimited shares authorized		$1.00

Cash Series Shares:
$29,341,600 ÷ 29,336,552 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2007 (unaudited)

Investment Income:
Interest			$5,236,538

Expenses:
Investment adviser fee (Note 4)		$665,387
Administrative personnel and services fee (Note 4)		113,899
Custodian fees		6,559
Transfer and dividend disbursing agent fees and expenses		55,683
Directors’/Trustees’ fees		1,581
Auditing fees		8,930
Legal fees		4,739
Portfolio accounting fees		40,066
Distribution services fee--Cash Series Shares (Note 4)		64,356
Shareholder services fee--Institutional Service Shares (Note 4)		281,815
Shareholder services fee--Cash Series Shares (Note 4)		26,731
Account administration fee--Institutional Service Shares		11,141
Share registration costs		14,610
Printing and postage		9,019
Insurance premiums		3,547
Miscellaneous		785

TOTAL EXPENSES		1,308,848

Waivers and Reimbursement (Note 4):
Waiver of investment adviser fee	$(78,942)
Waiver of administrative personnel and services fee	(4,445)
Waiver of distribution services fee--Cash Series Shares	(47,194)
Reimbursement of shareholder services fee-- Institutional Service Shares	(279,664)

TOTAL WAIVERS AND REIMBURSEMENT		(410,245)

Net expenses			868,603

Net investment income			$4,337,935

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2007	Year Ended 10/31/2006

Increase (Decrease) in Net Assets
Operations:
Net investment income	$4,337,935	$7,174,874
Net realized gain on investments	--	120,655

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	4,337,935	7,295,529

Distributions to Shareholders:
Distributions from net investment income
Institutional Service Shares	(4,050,487)	(6,797,867)
Cash Series Shares	(287,692)	(379,862)
Distributions from net realized gain on investments
Institutional Service Shares	(112,725)	--
Cash Series Shares	(7,023)	--

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(4,457,927)	(7,177,729)

Share Transactions:
Proceeds from sale of shares	559,681,537	961,672,335
Net asset value of shares issued to shareholders in payment of distributions declared	1,903,329	3,307,258
Cost of shares redeemed	(534,336,098)	(934,429,296)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	27,248,768	30,550,297

Change in net assets	27,128,776	30,668,097

Net Assets:
Beginning of period	266,205,260	235,537,163

End of period (including distributions in excess of net investment income of $(265) and $(21), respectively)	$293,334,036	$266,205,260

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2007 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 40 portfolios. The financial statements included herein are only those of Massachusetts Municipal Cash Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Institutional Service Shares and Cash Series Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from federal regular income tax and Massachusetts state income tax consistent with stability of principal. Interest income from the Fund’s investments may be subject to the federal alternative minimum tax for individuals and corporations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts amortized/accreted.

Federal Taxes

It is the Fund’s policy to comply with the Subchaptver M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Fund’s Board of Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 4/30/2007	Year Ended 10/31/2006

Institutional Service Shares:
Shares sold	513,827,299	900,533,903
Shares issued to shareholders in payment of distributions declared	1,608,635	2,927,414
Shares redeemed	(501,378,695)	(872,416,040)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	14,057,239	31,045,277

	Six Months Ended 4/30/2007	Year Ended 10/31/2006

Cash Series Shares:
Shares sold	45,854,238	61,138,432
Shares issued to shareholders in payment of distributions declared	294,694	379,844
Shares redeemed	(32,957,403)	(62,013,256)

NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	13,191,529	(494,980)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	27,248,768	30,550,297

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Effective February 28, 2007, Federated Investment Management Company, the Fund’s investment adviser (the “Adviser”), receives for its services an annual investment adviser fee equal to 0.40% of the Fund’s average daily net assets. Prior to February 28, 2007, the Adviser received a fee equal to 0.50% of the Fund’s average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2007, the Adviser voluntarily waived $78,942 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds

0.150%	on the first $5 billion

0.125%	on the next $5 billion

0.100%	on the next $10 billion

0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2007, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $4,445 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Cash Series Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to 0.60% of average daily net assets of the Cash Series Shares, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2007, FSC voluntarily waived $47,194 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2007, FSC did not retain any fees paid by the Fund.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund’s Institutional Service Shares and Cash Series Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended April 30, 2007, FSSC voluntarily reimbursed $279,664 of shareholder services fees. For the six months ended April 30, 2007, FSSC did not receive any fees paid by the Fund.

Interfund Transactions

During the six months ended April 30, 2007, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $317,294,000 and $342,214,000, respectively.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

5. CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2007, 57.7% of the securities in the portfolio of investments is backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 7.7% of total investments.

6. LINE OF CREDIT

The Fund participates in a $150,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of April 30, 2007, there were no outstanding loans. During the six months ended April 30, 2007, the Fund did not utilize the LOC.

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, “Federated”), along with various investment companies sponsored by Federated (“Funds”) were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated’s first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission (“SEC”), the Office of the New York State Attorney General (“NYAG”), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys’ fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

8. RECENT ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006. Recent SEC guidance allows implementing FIN 48 in fund net asset value (NAV) calculations as late as a fund’s last NAV calculation in the first required financial statement reporting period. As a result, the Fund will adopt FIN 48 no later than April 30, 2008. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

In addition, in September 2006, FASB released Statement on Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157) which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund’s financial statement disclosures.

Evaluation and Approval of Advisory Contract

MASSACHUSETTS MUNICIPAL CASH TRUST (THE “FUND”)

The Fund’s Board reviewed the Fund’s investment advisory contract at meetings held in May 2006. The Board’s decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

Prior to the meeting, the Adviser had recommended that the Federated Funds appoint a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer appointed by the Funds has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below, which the Board considered, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser’s fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser’s cost of providing the services; the extent to which the Adviser may realize “economies of scale” as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser’s relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser’s services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for like services and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these considerations and was guided by them in its review of the Fund’s advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise the Senior Officer’s evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board’s formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board’s consideration of the advisory contract included review of the Senior Officer’s evaluation, accompanying data and additional reports covering such matters as: the Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund’s investment objectives; the Fund’s expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated’s responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board’s evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund’s performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund’s investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund’s ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund’s investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser’s investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated’s fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, and directed the preparation of independent reports, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups is of significance in judging the reasonableness of proposed fees.

During the year ending December 31, 2005, the Fund’s performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated’s subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds’ administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs and the lack of consensus on how to allocate those costs causes such allocation reports to be of questionable value. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board also reviewed profitability information for Federated and other publicly held fund management companies, provided by the Senior Officer, who noted the limited availability of such information, and concluded that Federated’s profit margins did not appear to be excessive.

The Senior Officer’s evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in the portfolio management and distribution efforts supporting all of the Federated funds and that the benefits of any economies, should they exist, were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated’s fund advisory services at this time.

During the year ending December 31, 2005, the Fund’s investment advisory fee after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Board reviewed the fees, other expenses of the state-specific municipal cash trust funds and possible future reductions in gross advisory fees with the Adviser. The Board agreed to continuation of the Fund’s advisory contract, noting among other factors, the positive impact of fee waivers that caused total expenses to appear reasonable. The Senior Officer noted that Federated appeared to provide appropriate administrative services to the Fund for the fees currently paid. For 2005, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates was satisfactory and was satisfied that the overall expense structure of the Fund remained competitive.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser’s industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board’s approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were relevant to every Federated fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board’s decision to approve the contract reflects its determination that Federated’s performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

The Senior Officer also made recommendations relating to the organization and availability of data and verification of processes for purposes of implementing future evaluations which the Adviser has agreed to implement.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated’s website. Go to FederatedInvestors.com, select “Products,” select the “Prospectuses and Regulatory Reports” link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC’s website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (Call
1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated’s website at FederatedInvestors.com by clicking on “Portfolio Holdings” and selecting the name of the Fund, or by selecting the name of the Fund and clicking on “Portfolio Holdings.” You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other  information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Cusip 60934N518
Cusip 60934N882

1052806 (6/07)

Federated Investors
World-Class Investment Manager

Michigan Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2007

Institutional Service Shares
Institutional Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights -- Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2007	Year Ended October 31,
		2006	2005	2004	2003	2002

Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.016	0.028	0.017	0.007	0.007	0.011
Net realized gain (loss) on investments	0.000 [1]	0.000 [1]	(0.000)[1]	0.000 [1]	--	(0.000)[1]

TOTAL FROM INVESTMENT OPERATIONS	0.016	0.028	0.017	0.007	0.007	0.011

Less Distributions:
Distributions from net investment income	(0.016)	(0.028)	(0.017)	(0.007)	(0.007)	(0.011)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	1.57%	2.88%	1.72%	0.66%	0.70%	1.14%

Ratios to Average Net Assets:

Net expenses	0.56%[3]	0.56%	0.56%	0.56%	0.56%	0.56%

Net investment income	3.15%[3]	2.87%	1.71%	0.64%	0.70%	1.11%

Expense waiver/reimbursement[4]	0.33%[3]	0.38%	0.37%	0.40%	0.39%	0.38%

Supplemental Data:

Net assets, end of period (000 omitted)	$220,501	$198,530	$170,683	$180,631	$253,931	$268,992

1 Represents less than $0.001.

2 Based on net asset value. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2007	Year Ended October 31,
		2006	2005	2004	2003	2002

Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.016	0.030	0.019	0.008	0.009	0.013
Net realized gain (loss) on investments	0.000 [1]	0.000 [1]	(0.000)[1]	0.000 [1]	--	(0.000)[1]

TOTAL FROM INVESTMENT OPERATIONS	0.016	0.030	0.019	0.008	0.009	0.013

Less Distributions:
Distributions from net investment income	(0.016)	0.030	(0.019)	(0.008)	(0.009)	(0.013)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	1.65%	3.05%	1.89%[3]	0.83%	0.86%	1.30%

Ratios to Average Net Assets:

Net expenses	0.40%[4]	0.40%	0.40%	0.40%	0.40%	0.40%

Net investment income	3.31%[4]	3.00%	1.84%	0.82%	0.86%	1.26%

Expense waiver/reimbursement[5]	0.24%[4]	0.41%	0.53%	0.56%	0.55%	0.54%

Supplemental Data:

Net assets, end of period (000 omitted)	$50,832	$47,176	$41,364	$60,332	$53,547	$61,181

1 Represents less than $0.001.

2 Based on net asset value. Total returns for periods of less than one year are not annualized.

3 During the period, the Fund was reimbursed by the Adviser, which had an impact of 0.01% on the total return.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2006 to April 30, 2007.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 11/1/2006	Ending Account Value 4/30/2007	Expenses Paid During Period	[1]

Actual:

Institutional Service Shares	$1,000	$1,015.70	$2.80

Institutional Shares	$1,000	$1,016.50	$2.00

Hypothetical (assuming a 5% return before expenses):

Institutional Service Shares	$1,000	$1,022.02	$2.81

Institutional Shares	$1,000	$1,022.81	$2.01

1 Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Institutional Service Shares	0.56%

Institutional Shares	0.40%

Portfolio of Investments Summary Tables

At April 30, 2007, the Fund’s portfolio composition1 was as follows:

Percentage of Total Net Assets

Variable Rate Instruments	83.1%

Municipal Notes	16.2%

Other Assets and Liabilities--Net[2]	0.7%

TOTAL	100.0%

At April 30, 2007, the Fund’s effective maturity schedule3 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets

1-7 Days	83.1%

8-30 Days	0.0%

31-90 Days	6.3%

91-180 Days	8.5%

181 Days or more	1.4%

Other Assets and Liabilities--Net[2]	0.7%

TOTAL	100.0%

1 See the Fund’s Prospectus and Statement of Additional Information for a description of these investments.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

April 30, 2007 (unaudited)

Principal Amount			Value

		SHORT-TERM MUNICIPALS--99.3%[1,2]
		Michigan--95.6%
$5,845,000	[3,4]	ABN AMRO MuniTOPS Certificates Trust (Michigan Non-AMT)/(Series 2005-2), 3.67% TOBs (Chippewa Valley, MI Schools)/(FSA INS)/(ABN AMRO Bank NV, Amsterdam LIQ), Optional Tender 8/23/2007	$5,845,000
2,975,000	[3,4]	Adrian, MI City School District, ROCs (Series 2124) Weekly VRDNs (FSA INS)/(Citigroup, Inc. LIQ), 3.98%, 5/3/2007	2,975,000
3,270,000	[3,4]	Allen Park, MI Public School District, ROCs (Series 4007) Weekly VRDNs (Michigan State GTD)/(Citigroup, Inc. LIQ), 3.98%, 5/3/2007	3,270,000
1,845,000		Auburn Hills, MI EDC, (Series 1995) Weekly VRDNs (Suburban Tool, Inc.)/(Huntington National Bank, Columbus, OH LOC), 4.42%, 5/3/2007	1,845,000
4,195,000	[3,4]	BNY Municipal Certificates Trust (Series 2002-BNY3) Weekly VRDNs (Mazda Motor Manufacturing (USA) Corp.)/(Bank of New York LIQ)/(Bank of New York LOC), 3.99%, 5/3/2007	4,195,000
2,000,000		Cedar Springs Public Schools, MI, 4.10% TANs, 8/21/2007	2,002,672
3,575,000	[3,4]	Detroit, MI City School District, MACON (Series 2006 J) Weekly VRDNs (FSA INS)/(Bank of America N.A. LIQ), 3.96%, 5/3/2007	3,575,000
1,990,000	[3,4]	Detroit, MI City School District, Solar Eclipse Certificates (Series 2006-0001), 3.65% TOBs (FSA INS)/(U.S. Bank, N.A. LIQ), Optional Tender 3/6/2008	1,990,000
1,000,000	[3,4]	Detroit, MI City School District, Variable Certificates (Series 2002H) Weekly VRDNs (FSA INS)/(Bank of America N.A. LIQ), 4.00%, 5/3/2007	1,000,000
6,000,000	[3,4]	Detroit, MI City School District, Variable Rate Certificates (Series 2001-P) Weekly VRDNs (FSA INS)/(Bank of America N.A. LIQ), 4.02%, 5/3/2007	6,000,000
2,500,000	[3,4]	Detroit, MI Economic Development Corp., Resource Recovery (MERLOTS Series 2000-A90) Weekly VRDNs (AMBAC INS)/(Wachovia Bank N.A. LIQ), 4.07%, 5/2/2007	2,500,000
17,000,000	[3,4]	Detroit, MI Sewage Disposal System, (Series 2006-BNY 4), 3.75% TOBs (FSA INS)/(Bank of New York LIQ), Optional Tender 7/2/2007	17,000,000
6,000,000	[3,4]	Detroit, MI Sewage Disposal System, RBC Floater Certificates (Series I-2) Weekly VRDNs (FSA INS)/(Royal Bank of Canada, Montreal LIQ), 3.97%, 5/3/2007	6,000,000
5,000,000	[3,4]	Detroit, MI Sewage Disposal System, ROCs (Series 903) Weekly VRDNs (MBIA Insurance Corp. INS)/(Citibank NA, New York LIQ), 3.98%, 5/3/2007	5,000,000
2,450,000		Farmington Hills, MI Economic Development Corp. Weekly VRDNs (Echo Park Learning Center)/(LaSalle Bank Midwest, N.A. LOC), 4.02%, 5/2/2007	2,450,000
1,600,000		Grand Rapids, MI IDR Weekly VRDNs (Precision Aerospace, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 4.20%, 5/2/2007	1,600,000
1,570,000		Grand Rapids, MI IDR, (Series 1999) Weekly VRDNs (Kent Quality Foods, Inc.)/(U.S. Bank, N.A. LOC), 4.04%, 5/3/2007	1,570,000
4,970,000	[3,4]	Grosse Pointe, MI Public School System, PZ-227 Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ), 3.99%, 5/3/2007	4,970,000
		SHORT-TERM MUNICIPALS--continued[1,2]
		Michigan--continued
$525,000		Huron County, MI Economic Development Corp., (Series 2001) Weekly VRDNs (Scheurer Hospital)/(Comerica Bank LOC), 3.97%, 5/3/2007	$525,000
2,000,000		Kalamazoo, MI, (Series 2007), 4.25% TANs, 12/1/2007	2,007,399
7,300,000		Macomb County, MI Hospital Finance Authority, (Series 2003A-1) Daily VRDNs (Mt. Clemens General Hospital)/(Comerica Bank LOC), 4.03%, 5/1/2007	7,300,000
12,000,000		Michigan Higher Education Student Loan Authority, (Series X11-B) Weekly VRDNs (AMBAC INS)/(KBC Bank N.V. LIQ), 4.02%, 5/2/2007	12,000,000
3,100,000		Michigan Job Development Authority Weekly VRDNs (Andersons Project)/(Credit Lyonnais SA LOC), 4.15%, 5/2/2007	3,100,000
14,570,000	[3,4]	Michigan Municipal Bond Authority, (PT-3599) Weekly VRDNs (Michigan Municipal Bond Authority Clean Water Revolving Fund)/(Merrill Lynch & Co., Inc. LIQ), 3.98%, 5/3/2007	14,570,000
6,500,000		Michigan Municipal Bond Authority, (Series 2006B-2), 4.50% RANs (Bank of Nova Scotia, Toronto LOC), 8/20/2007	6,515,629
5,000,000	[3,4]	Michigan Municipal Bond Authority, AUSTIN (Series 2002F) Weekly VRDNs (Michigan Municipal Bond Authority Clean Water Revolving Fund)/(Bank of America N.A. LIQ), 4.00%, 5/3/2007	5,000,000
4,930,000	[3,4]	Michigan State Building Authority, (PZ-140) Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ), 3.99%, 5/3/2007	4,930,000
16,390,000	[3,4]	Michigan State Building Authority, GS Trust (Series 2006-70Z) Weekly VRDNs (FGIC INS)/(Goldman Sachs Group, Inc. LIQ), 3.98%, 5/3/2007	16,390,000
9,985,000	[3,4]	Michigan State Hospital Finance Authority, (PT-732) Weekly VRDNs (Ascension Health Credit Group)/(MBIA Insurance Corp. INS)/(Svenska Handelsbanken, Stockholm LIQ), 3.98%, 5/3/2007	9,985,000
1,675,000	[3,4]	Michigan State Hospital Finance Authority, (ROCs Series 588CE) Weekly VRDNs (Henry Ford Health System, MI)/(Citibank NA, New York LIQ)/(Citibank NA, New York LOC), 3.98%, 5/3/2007	1,675,000
1,000,000		Michigan State Hospital Finance Authority, (Series 1999 A) Weekly VRDNs (Covenant Retirement Communities, Inc.)/(LaSalle Bank, N.A. LOC), 3.95%, 5/3/2007	1,000,000
5,450,000		Michigan State Hospital Finance Authority, (Series C) Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 3.97%, 5/2/2007	5,450,000
2,000,000		Michigan State Hospital Finance Authority, Healthcare Equipment Loan Program Bonds, (Series C) Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 3.97%, 5/2/2007	2,000,000
1,500,000	[3,4]	Michigan State Hospital Finance Authority, MERLOTS (Series 1997A) Weekly VRDNs (Detroit Medical Center Obligated Group)/(AMBAC INS)/(Wachovia Bank N.A. LIQ), 3.99%, 5/2/2007	1,500,000
8,200,000		Michigan State Housing Development Authority Weekly VRDNs (Woodland Meadows, MI)/(JPMorgan Chase Bank, N.A. LOC), 3.99%, 5/2/2007	8,200,000
5,495,000		Michigan State Housing Development Authority, (Series 2001A) Weekly VRDNs (Sand Creek Apartments)/(FHLB of Cincinnati LOC), 4.01%, 5/3/2007	5,495,000
		SHORT-TERM MUNICIPALS--continued[1,2]
		Michigan--continued
$895,000		Michigan State Housing Development Authority, (Series 2001B) Weekly VRDNs (Sand Creek Apartments)/(FHLB of Indianapolis LOC), 4.11%, 5/3/2007	$895,000
4,000,000		Michigan State Housing Development Authority, (Series 2006B) Weekly VRDNs (River Park Senior Apartments)/(National City Bank LOC), 4.03%, 5/3/2007	4,000,000
1,885,000		Michigan State Strategic Fund Weekly VRDNs (Anro LLC)/(U.S. Bank, N.A. LOC), 4.10%, 5/3/2007	1,885,000
6,600,000		Michigan State Strategic Fund Weekly VRDNs (Bishop Creek LLC)/(Comerica Bank LOC), 4.09%, 5/3/2007	6,600,000
600,000		Michigan State Strategic Fund Weekly VRDNs (Bruin Land Holdings LLC)/(Huntington National Bank, Columbus, OH LOC), 4.22%, 5/3/2007	600,000
780,000		Michigan State Strategic Fund Weekly VRDNs (Dynamic Plastics, Inc.)/(LaSalle Bank Midwest, N.A. LOC), 4.23%, 5/2/2007	780,000
545,000		Michigan State Strategic Fund Weekly VRDNs (Elbie & Sohn, Inc.)/(LaSalle Bank Midwest, N.A. LOC), 4.03%, 5/2/2007	545,000
2,495,000		Michigan State Strategic Fund Weekly VRDNs (Elm Plating Co.)/(Comerica Bank LOC), 4.09%, 5/3/2007	2,495,000
1,135,000		Michigan State Strategic Fund Weekly VRDNs (Enprotech Mechanical Services, Inc.)/(LaSalle Bank Midwest, N.A. LOC), 4.03%, 5/2/2007	1,135,000
750,000		Michigan State Strategic Fund Weekly VRDNs (Moore Flame Cutting)/(LaSalle Bank Midwest, N.A. LOC), 4.03%, 3/1/2026	750,000
2,025,000		Michigan State Strategic Fund Weekly VRDNs (Peckham Vocational ISD)/(LaSalle Bank, N.A. LOC), 3.93%, 5/2/2007	2,025,000
1,800,000		Michigan State Strategic Fund Weekly VRDNs (Universal Tube, Inc.)/(LaSalle Bank Midwest, N.A. LOC), 4.03%, 5/3/2007	1,800,000
1,330,000		Michigan State Strategic Fund, (Series 1995) Weekly VRDNs (Bear Lake Associates Project)/(Fifth Third Bank, Michigan LOC), 4.09%, 5/3/2007	1,330,000
345,000		Michigan State Strategic Fund, (Series 1995) Weekly VRDNs (RSR Project)/(Fifth Third Bank, Michigan LOC), 4.09%, 5/3/2007	345,000
135,000		Michigan State Strategic Fund, (Series 1996) Weekly VRDNs (ACI Properties LLC Project)/(Comerica Bank LOC), 4.09%, 5/3/2007	135,000
530,000		Michigan State Strategic Fund, (Series 1996) Weekly VRDNs (Echo Properties LLC Project)/(Comerica Bank LOC), 4.09%, 5/3/2007	530,000
315,000		Michigan State Strategic Fund, (Series 1996) Weekly VRDNs (Inalfa-Hollandia, Inc.)/(Comerica Bank LOC), 4.09%, 5/3/2007	315,000
500,000		Michigan State Strategic Fund, (Series 1997) Weekly VRDNs (Enprotech Mechanical Services, Inc.)/(LaSalle Bank Midwest, N.A. LOC), 4.03%, 5/2/2007	500,000
1,465,000		Michigan State Strategic Fund, (Series 1998) Weekly VRDNs (Monroe Publishing Co.)/(Comerica Bank LOC), 4.09%, 5/3/2007	1,465,000
895,000		Michigan State Strategic Fund, (Series 1998) Weekly VRDNs (Wolverine Leasing)/(Huntington National Bank, Columbus, OH LOC), 4.22%, 5/3/2007	895,000
		SHORT-TERM MUNICIPALS--continued[1,2]
		Michigan--continued
$530,000		Michigan State Strategic Fund, (Series 1998) Weekly VRDNs (Wolverine Printing)/(Huntington National Bank, Columbus, OH LOC), 4.22%, 5/3/2007	$530,000
2,200,000		Michigan State Strategic Fund, (Series 1999) Weekly VRDNs (R.M.D.H. Properties LLC)/(Huntington National Bank, Columbus, OH LOC), 4.22%, 5/3/2007	2,200,000
4,075,000		Michigan State Strategic Fund, (Series 2000) Weekly VRDNs (Lee Steel Corp.)/ (Comerica Bank LOC), 4.09%, 5/3/2007	4,075,000
4,000,000		Michigan State Strategic Fund, (Series 2004) Weekly VRDNs (Red Arrow Dairy LLC)/(Bank of the West, San Francisco, CA LOC), 4.06%, 5/3/2007	4,000,000
5,949,000		Michigan State Strategic Fund, (Series A) Weekly VRDNs (Teal Run Apartments)/(FHLB of Indianapolis LOC), 4.01%, 5/3/2007	5,949,000
749,000		Michigan State Strategic Fund, (Series B) Weekly VRDNs (Teal Run Apartments)/(FHLB of Indianapolis LOC), 4.21%, 5/3/2007	749,000
1,515,000		Michigan State Strategic Fund, Limited Obligation Revenue Bonds, (Series 1995) Weekly VRDNs (J.R. Automation Technologies)/(Fifth Third Bank, Michigan LOC), 4.20%, 5/3/2007	1,515,000
5,000,000		Michigan State, (Series A), 4.25% TRANs (DePfa Bank PLC LOC), 9/28/2007	5,012,287
2,700,000		Muskegon Heights, MI Public Schools, 4.50% RANs, 8/17/2007	2,704,606
1,760,000		Oakland County, MI EDC, (Series 1998) Weekly VRDNs (Fox Manor, Inc.)/ (Allied Irish Banks PLC LOC), 4.07%, 5/3/2007	1,760,000
6,075,000		Oakland County, MI EDC, (Series 1998) Weekly VRDNs (Lourdes Assisted Living, Inc.)/(Allied Irish Banks PLC LOC), 4.07%, 5/3/2007	6,075,000
1,000,000		Washtenaw County, MI, (Series 2006), 3.75% Bonds, 9/1/2007	1,000,474
2,290,000	[3,4]	Wayne County, MI Airport Authority, (ROCs Series 9009) Weekly VRDNs (Detroit, MI Metropolitan Wayne County Airport)/(MBIA Insurance Corp. INS)/(Citigroup, Inc. LIQ), 4.01%, 5/3/2007	2,290,000
3,640,000	[3,4]	Wayne County, MI Airport Authority, MACON (Series 2005T) Weekly VRDNs (Detroit, MI Metropolitan Wayne County Airport)/(MBIA Insurance Corp. INS)/(Bank of America N.A. LIQ), 4.00%, 5/3/2007	3,640,000
2,290,000	[3,4]	Wayne County, MI Airport Authority, ROCs (Series 9008) Weekly VRDNs (Detroit, MI Metropolitan Wayne County Airport)/(MBIA Insurance Corp. INS)/(Citigroup, Inc. LIQ), 4.01%, 5/3/2007	2,290,000
3,995,000	[3,4]	Wayne County, MI, (Series 2000-383) Weekly VRDNs (Detroit, MI Metropolitan Wayne County Airport)/(MBIA Insurance Corp. INS)/(Morgan Stanley LIQ), 4.00%, 5/3/2007	3,995,000
1,300,000		Wayne County, MI, Airport Revenue Refunding Bonds, (Series 1996A) Weekly VRDNs (Detroit, MI Metropolitan Wayne County Airport)/(Bayerische Landesbank (GTD) LOC), 4.00%, 5/2/2007	1,300,000

		TOTAL	259,541,067

		SHORT-TERM MUNICIPALS--continued[1,2]
		Puerto Rico--3.7%
$7,915,000	[3,4]	JPMorgan Chase & Co. I-Putters Trust (Series 1780P) Weekly VRDNs (Puerto Rico Highway and Transportation Authority)/(Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 4.04%, 5/3/2007	$7,915,000
2,085,000	[3,4]	JPMorgan Chase & Co. I-Putters Trust (Series 1781P) Weekly VRDNs (Puerto Rico Highway and Transportation Authority)/(Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 4.04%, 5/3/2007	2,085,000

		TOTAL	10,000,000

		TOTAL MUNICIPAL INVESTMENTS--99.3% (AT AMORTIZED COST)5	269,541,067

		OTHER ASSETS AND LIABILITIES--NET--0.7%	1,791,941

		TOTAL NET ASSETS--100%	$271,333,008

Securities that are subject to the federal alternative minimum tax (AMT) represent 36.0% of the portfolio as calculated based upon total market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO’s two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor’s, MIG-1 or MIG-2 by Moody’s Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At April 30, 2007, the portfolio securities were rated as follows:

Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier

100.0%	0.0%

2 Current rate and next reset date shown for Variable Rate Demand Notes.

3 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2007, these restricted securities amounted to $140,585,000, which represented 51.8% of total net assets.

4 Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees. At April 30, 2007, these liquid restricted securities amounted to $140,585,000, which represented 51.8% of total net assets.

5 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2007.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
EDC	--Economic Development Commission
FGIC	--Financial Guaranty Insurance Company
FHLB	--Federal Home Loan Bank
FSA	--Financial Security Assurance
GTD	--Guaranteed
IDR	--Industrial Development Revenue
INS	--Insured
ISD	--Independent School District
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
RANs	--Revenue Anticipation Notes
ROCs	--Reset Option Certificates
TANs	--Tax Anticipation Notes
TOBs	--Tender Option Bonds
TOPS	--Trust Obligation Participating Securities
TRANs	--Tax and Revenue Anticipation Notes
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2007 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$269,541,067
Cash		212,468
Income receivable		1,995,770
Receivable for shares sold		90,987
Prepaid expenses		11,745

TOTAL ASSETS		271,852,037

Liabilities:
Income distribution payable	$475,250
Payable for shareholder services fee (Note 5)	43,779

TOTAL LIABILITIES		519,029

Net assets for 271,349,179 shares outstanding		$271,333,008

Net Assets Consist of:
Paid-in capital		$271,342,671
Accumulated net realized loss on investments		(10,081)
Undistributed net investment income		418

TOTAL NET ASSETS		$271,333,008

Net Asset Value, Offering Price and Redemption Proceeds per Share
Institutional Service Shares:
$220,500,983 ÷ 220,519,448 shares outstanding, no par value, unlimited shares authorized		$1.00

Institutional Shares:
$50,832,025 ÷ 50,829,731 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2007 (unaudited)

Investment Income:
Interest			$4,643,578

Expenses:
Investment adviser fee (Note 5)		$579,915
Administrative personnel and services fee (Note 5)		99,128
Custodian fees		5,118
Transfer and dividend disbursing agent fees and expenses		36,048
Directors’/Trustees’ fees		1,098
Auditing fees		9,277
Legal fees		4,150
Portfolio accounting fees		36,741
Shareholder services fee--Institutional Service Shares (Note 5)		243,136
Share registration costs		17,370
Printing and postage		8,106
Insurance premiums		3,681
Miscellaneous		799

TOTAL EXPENSES		1,044,567

Waivers and Reimbursement (Note 5):
Waiver of investment adviser fee	$(291,543)
Waiver of administrative personnel and services fee	(3,873)
Reimbursement of shareholder services fee--Institutional Service Shares	(86,133)

TOTAL WAIVERS AND REIMBURSEMENT		(381,549)

Net expenses			663,018

Net investment income			3,980,560

Net realized gain on investments			6,762

Change in net assets resulting from operations			$3,987,322

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2007	Year Ended 10/31/2006

Increase (Decrease) in Net Assets
Operations:
Net investment income	$3,980,560	$6,686,368
Net realized gain on investments	6,762	5,387

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	3,987,322	6,691,755

Distributions to Shareholders:
Distributions from net investment income
Institutional Service Shares	(3,091,920)	(5,253,786)
Institutional Shares	(888,470)	(1,431,981)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(3,980,390)	(6,685,767)

Share Transactions:
Proceeds from sale of shares	468,746,186	895,827,808
Net asset value of shares issued to shareholders in payment of distributions declared	1,795,246	3,811,287
Cost of shares redeemed	(444,921,571)	(865,985,519)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	25,619,861	33,653,576

Change in net assets	25,626,793	33,659,564

Net Assets:
Beginning of period	245,706,215	212,046,651

End of period (including undistributed net investment income of $418 and $248, respectively)	$271,333,008	$245,706,215

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2007 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 40 portfolios. The financial statements included herein are only those of Michigan Municipal Cash Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Institutional Service Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the personal income tax imposed by the state of Michigan consistent with stability of principal and liquidity. Interest income from the Fund’s investments may be subject to the federal alternative minimum tax for individuals and corporations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Fund’s Board of Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 4/30/2007	Year Ended 10/31/2006

Institutional Service Shares:
Shares sold	296,162,455	519,925,773
Shares issued to shareholders in payment of distributions declared	1,500,135	3,209,729
Shares redeemed	(275,695,946)	(495,292,254)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	21,966,644	27,843,248

	Six Months Ended 4/30/2007	Year Ended 10/31/2006

Institutional Shares:
Shares sold	172,583,731	375,902,035
Shares issued to shareholders in payment of distributions declared	295,111	601,558
Shares redeemed	(169,225,625)	(370,693,265)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	3,653,217	5,810,328

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	25,619,861	33,653,576

4. FEDERAL TAX INFORMATION

At October 31, 2006, the Fund had a capital loss carryforward of $16,843, which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount

2010	$3,813

2013	$13,030

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Effective February 28, 2007, Federated Investment Management Company, the Fund’s investment adviser (the “Adviser”), receives for its services an annual investment adviser fee equal to 0.40% of the Fund’s average daily net assets. Prior to February 28, 2007, the Adviser received a fee equal to 0.50% of the Fund’s average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2007, the Adviser voluntarily waived $291,543 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds

0.150%	on the first $5 billion

0.125%	on the next $5 billion

0.100%	on the next $10 billion

0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2007, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $3,873 of its fee.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund’s Institutional Service Shares and Institutional Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended April 30, 2007, FSSC voluntarily reimbursed $86,133 of shareholder services fees. For the six months ended April 30, 2007, FSSC did not receive any fees paid by the Fund. For the six months ended April 30, 2007, the Fund’s Institutional Shares did not incur a shareholder services fee.

Interfund Transactions

During the six months ended April 30, 2007, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $256,045,000 and $233,905,000, respectively.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2007, 88.7% of the securities in the portfolio of investments is backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 16.5% of total investments.

7. LINE OF CREDIT

The Fund participates in a $150,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of April 30, 2007, there were no outstanding loans. During the six months ended April 30, 2007, the Fund did not utilize the LOC.

8. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, “Federated”), along with various investment companies sponsored by Federated (“Funds”) were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated’s first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission (“SEC”), the Office of the New York State Attorney General (“NYAG”), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys’ fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

9. RECENT ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006. Recent SEC guidance allows implementing FIN 48 in fund net asset value (NAV) calculations as late as a fund’s last NAV calculation in the first required financial statement reporting period. As a result, the Fund will adopt FIN 48 no later than April 30, 2008. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

In addition, in September 2006, FASB released Statement on Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157) which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund’s financial statement disclosures.

Evaluation and Approval of Advisory Contract

MICHIGAN MUNICIPAL CASH TRUST (THE “FUND”)

The Fund’s Board reviewed the Fund’s investment advisory contract at meetings held in May 2006. The Board’s decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

Prior to the meeting, the Adviser had recommended that the Federated Funds appoint a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer appointed by the Funds has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below, which the Board considered, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser’s fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser’s cost of providing the services; the extent to which the Adviser may realize “economies of scale” as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser’s relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser’s services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for like services and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these considerations and was guided by them in its review of the Fund’s advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise the Senior Officer’s evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board’s formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board’s consideration of the advisory contract included review of the Senior Officer’s evaluation, accompanying data and additional reports covering such matters as: the Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund’s investment objectives; the Fund’s expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated’s responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board’s evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund’s performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund’s investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund’s ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund’s investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser’s investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated’s fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, and directed the preparation of independent reports, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups is of significance in judging the reasonableness of proposed fees.

During the year ending December 31, 2005, the Fund’s performance was the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated’s subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds’ administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs and the lack of consensus on how to allocate those costs causes such allocation reports to be of questionable value. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board also reviewed profitability information for Federated and other publicly held fund management companies, provided by the Senior Officer, who noted the limited availability of such information, and concluded that Federated’s profit margins did not appear to be excessive.

The Senior Officer’s evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in the portfolio management and distribution efforts supporting all of the Federated funds and that the benefits of any economies, should they exist, were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated’s fund advisory services at this time.

During the year ending December 31, 2005, the Fund’s investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Board reviewed the fees, other expenses of the state-specific municipal cash trust funds and possible future reductions in gross advisory fees with the Adviser. The Board agreed to continuation of the Fund’s advisory contract, noting among other factors, the positive impact of fee waivers that caused total expenses to appear reasonable. The Senior Officer noted that Federated appeared to provide appropriate administrative services to the Fund for the fees currently paid. For 2005, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates was satisfactory and was satisfied that the overall expense structure of the Fund remained competitive.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser’s industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board’s approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were relevant to every Federated fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board’s decision to approve the contract reflects its determination that Federated’s performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

The Senior Officer also made recommendations relating to the organization and availability of data and verification of processes for purposes of implementing future evaluations which the Adviser has agreed to implement.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated’s website. Go to FederatedInvestors.com, select “Products,” select the “Prospectuses and Regulatory Reports” link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC’s website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated’s website at FederatedInvestors.com by clicking on “Portfolio Holdings” and selecting the name of the Fund, or by selecting the name of the Fund and clicking on “Portfolio Holdings.” You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Cusip 60934N377
Cusip 60934N385

G01456-02 (6/07)

Federated Investors
World-Class Investment Manager

Minnesota Municipal
Cash Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2007

Institutional Shares
Cash Series Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights -- Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,

	4/30/2007	2006	2005	2004	2003	2002

Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.017	0.030	0.019	0.009	0.009	0.014
Net realized gain (loss) on investments	0.000 [1]	0.000 [1]	--	(0.000)[1]	--	(0.000)[1]

TOTAL FROM INVESTMENT OPERATIONS	0.017	0.030	0.019	0.009	0.009	0.014

Less Distributions:
Distributions from net investment income	(0.017)	(0.030)	(0.019)	(0.009)	(0.009)	(0.014)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	1.67%	3.07%	1.95%[3]	0.88%	0.92%	1.37%

Ratios to Average Net Assets:

Net expenses	0.33%[4]	0.33%	0.33%	0.33%	0.33%	0.33%

Net investment income	3.34%[4]	3.05%	1.92%	0.86%	0.91%	1.36%

Expense waiver/reimbursement[5]	0.22%[4]	0.34%	0.47%	0.48%	0.46%	0.47%

Supplemental Data:

Net assets, end of period (000 omitted)	$295,768	$346,966	$279,890	$279,622	$379,064	$327,388

1 Represents less than $0.001.

2 Based on net asset value. Total returns for periods of less than one year are not annualized.

3 During the period, the Fund was reimbursed by the Adviser, which had an impact of 0.01% on the total return.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Cash Series Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,

	4/30/2007	2006	2005	2004	2003	2002

Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.014	0.025	0.014	0.004	0.004	0.009
Net realized gain (loss) on investments	0.000 [1]	0.000 [1]	--	(0.000)[1]	--	(0.000)[1]

TOTAL FROM INVESTMENT OPERATIONS	0.014	0.025	0.014	0.004	0.004	0.009

Less Distributions:
Distributions from net investment income	(0.014)	(0.025)	(0.014)	(0.004)	(0.004)	(0.009)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	1.41%	2.56%	1.44%	0.38%	0.42%	0.86%

Ratios to Average Net Assets:

Net expenses	0.83%[3]	0.83%	0.83%	0.83%	0.83%	0.83%

Net investment income	2.84%[3]	2.47%	1.42%	0.36%	0.43%	0.86%

Expense waiver/reimbursement[4]	0.46%[3]	0.48%	0.47%	0.48%	0.46%	0.47%

Supplemental Data:

Net assets, end of period (000 omitted)	$82,905	$81,560	$149,781	$157,622	$174,836	$222,013

1 Represents less than $0.001.

2 Based on net asset value. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2006 to April 30, 2007.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 11/1/2006	Ending Account Value 4/30/2007	Expenses Paid During Period	[1]

Actual:

Institutional Shares	$1,000	$1,016.70	$1.65

Cash Series Shares	$1,000	$1,014.10	$4.14

Hypothetical (assuming a 5% return before expenses):

Institutional Shares	$1,000	$1,023.16	$1.66

Cash Series Shares	$1,000	$1,020.68	$4.16

1 Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Institutional Shares	0.33%

Cash Series Shares	0.83%

Portfolio of Investments Summary Tables

At April 30, 2007, the Fund’s portfolio composition1 was as follows:

Percentage of Total Net Assets

Variable Rate Instruments	78.2%

Municipal Notes	14.0%

Commercial Paper	7.0%

Other Assets and Liabilities--Net[2]	0.8%

TOTAL	100.0%

At April 30, 2007, the Fund’s effective maturity schedule3 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets

1-7 Days	78.2%

8-30 Days	0.0%

31-90 Days	7.0%

91-180 Days	2.6%

181 Days or more	11.4%

Other Assets and Liabilities--Net[2]	0.8%

TOTAL	100.0%

1 See the Fund’s Prospectus and Statement of Additional Information for a description of these investments.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

April 30, 2007 (unaudited)

Principal Amount			Value

		SHORT-TERM MUNICIPALS--99.2%[1,2]
		Minnesota--99.2%
$16,255,000	[3,4]	ABN AMRO MuniTOPS Certificates Trust (Minnesota Non-AMT)/ (Series 2000-8) Weekly VRDNs (Minneapolis/St. Paul, MN Metropolitan Airports Commission)/(FGIC INS)/(ABN AMRO Bank NV, Amsterdam LIQ), 3.950%, 5/3/2007	$16,255,000
10,090,000	[3,4]	ABN AMRO MuniTOPS Certificates Trust (Minnesota Non-AMT)/ (Series 2007-7) Weekly VRDNs (Chaska, MN ISD No.112)/(MBIA Insurance Corp. INS)/(ABN AMRO Bank NV, Amsterdam LIQ), 3.980%, 5/3/2007	10,090,000
7,225,000		Avon, MN, (Series 1998) Weekly VRDNs (Vesper Corp.)/ (Key Bank, N.A. LOC), 3.990%, 5/2/2007	7,225,000
9,660,000	[3,4]	Becker, MN, (Series 2005 FR/RI-FP12) Weekly VRDNs (Northern States Power Co., MN)/(Lehman Brothers Holdings, Inc. SWP), 4.050%, 5/3/2007	9,660,000
5,840,000		Bemidji, MN IDR, (Series 2006) Daily VRDNs (North Central Door Co. LLC)/(U.S. Bank, N.A. LOC), 4.160%, 5/1/2007	5,840,000
2,855,000		Blaine, MN, IDRBs (Series 1996) Weekly VRDNs (S & S of Minnesota LLC)/(Wells Fargo Bank, N.A. LOC), 4.120%, 5/3/2007	2,855,000
855,000		Chanhassen, MN IDA, (Series 1995) Weekly VRDNs (Building Management Group LLC)/(Wells Fargo Bank, N.A. LOC), 4.120%, 5/3/2007	855,000
4,065,000		Chaska, MN, (Series 2004) Weekly VRDNs (Lifecore Biomedical, Inc.)/(Marshall & Ilsley Bank, Milwaukee LOC), 3.980%, 5/1/2007	4,065,000
4,790,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Minnesota AMT)/(Series 2006-1) Weekly VRDNs (Minnesota State HFA)/(Merrill Lynch & Co., Inc. LIQ), 4.000%, 5/3/2007	4,790,000
3,400,000		Coon Rapids, MN, (Series 2003A) Weekly VRDNs (Crest Oaks Apartments)/(LaSalle Bank, N.A. LOC), 4.100%, 5/4/2007	3,400,000
14,500,000	[3,4]	Dakota County & Washington County MN Housing & Redevelopment Authority, MERLOTS (Series J) Weekly VRDNs (United States Treasury COL)/(Wachovia Bank N.A. LIQ), 4.040%, 5/2/2007	14,500,000
18,680,000	[3,4]	Dakota County, Washington County & Anoka City, MN Housing & Redevelopment Authority, MERLOTS (Series H) Weekly VRDNs (United States Treasury COL)/(Wachovia Bank N.A. LIQ), 4.040%, 5/2/2007	18,680,000
17,000,000		Duluth, MN, 4.00% TANs, 12/31/2007	17,041,987
4,325,000		Eagan, MN, (Series 2003 A-1) Weekly VRDNs (Thomas Lake Place Apartments)/(FNMA LOC), 4.020%, 5/3/2007	4,325,000
410,000		Eden Prairie, MN IDA Weekly VRDNs (Richard W. Cohen)/(Wells Fargo Bank, N.A. LOC), 3.880%, 5/1/2007	410,000
450,000		Eden Prairie, MN IDA, (Series 1996) Weekly VRDNs (Challenge Printing, Inc.)/(U.S. Bank, N.A. LOC), 4.170%, 5/3/2007	450,000
6,000,000		Eden Prairie, MN MFH, (Series 2003-A) Weekly VRDNs (Eden Prairie, MN Leased Housing Associates LLP)/(LaSalle Bank, N.A. LOC), 4.020%, 5/4/2007	6,000,000
8,465,000	[3,4]	Elk River, MN ISD No. 728, PUTTERs (Series 1275) Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.980%, 5/3/2007	8,465,000
		SHORT-TERM MUNICIPALS--continued[1,2]
		Minnesota--continued
$1,000,000		Faribault, MN IDA, (Series 2001) Weekly VRDNs (Apogee Enterprises, Inc.)/(Bank of New York LOC), 4.020%, 5/3/2007	$1,000,000
1,850,000		Farmington, MN, (Series 1996) Weekly VRDNs (Lexington Standard Corp.)/(Wells Fargo Bank, N.A. LOC), 3.980%, 5/1/2007	1,850,000
2,845,000		Hennepin County, MN Housing and Redevelopment Authority Weekly VRDNs (Stone Arch Apartments)/(FNMA LOC), 4.020%, 5/3/2007	2,845,000
2,000,000		Lino Lakes, MN, (Series 1997) Weekly VRDNs (Taylor Corp.)/ (Wells Fargo Bank, N.A. LOC), 4.020%, 5/3/2007	2,000,000
1,435,000		Lino Lakes, MN, (Series 1998) Weekly VRDNs (Molin Concrete Products Co.)/(Wells Fargo Bank, N.A. LOC), 4.120%, 5/3/2007	1,435,000
550,000		Maplewood, MN, (Series 1997) Weekly VRDNs (Camada Ltd. Partnership)/(Wells Fargo Bank, N.A. LOC), 4.120%, 5/3/2007	550,000
700,000		Minneapolis, MN, (Series 1996) Weekly VRDNs (WNB & Co.)/ (U.S. Bank, N.A. LOC), 4.000%, 5/3/2007	700,000
10,000,000		Minneapolis, MN, Housing Development Revenue Refunding Bonds (Series 1988) Weekly VRDNs (Symphony Place)/(FNMA LOC), 3.970%, 5/3/2007	10,000,000
9,935,000	[3,4]	Minneapolis/St. Paul, MN Metropolitan Airports Commission, (PT-1174) Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ), 4.000%, 5/3/2007	9,935,000
2,540,000	[3,4]	Minneapolis/St. Paul, MN Metropolitan Airports Commission, (PT-2834) Weekly VRDNs (AMBAC INS)/(Dexia Credit Local LIQ), 3.860%, 5/3/2007	2,540,000
5,950,000	[3,4]	Minneapolis/St. Paul, MN Metropolitan Airports Commission, (PT-2844) Weekly VRDNs (AMBAC INS)/(Merrill Lynch & Co., Inc. LIQ), 4.000%, 5/3/2007	5,950,000
5,245,000	[3,4]	Minneapolis/St. Paul, MN Metropolitan Airports Commission, (PT-4038) Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ), 4.000%, 5/3/2007	5,245,000
3,610,000	[3,4]	Minneapolis/St. Paul, MN Metropolitan Airports Commission, (PT-727) Weekly VRDNs (FGIC INS)/(BNP Paribas SA LIQ), 4.000%, 5/3/2007	3,610,000
5,255,000	[3,4]	Minneapolis/St. Paul, MN Metropolitan Airports Commission, (ROCs Series 327) Weekly VRDNs (FGIC INS)/(Citibank NA, New York LIQ), 4.010%, 5/3/2007	5,255,000
3,425,000	[3,4]	Minneapolis/St. Paul, MN Metropolitan Airports Commission, (ROCs Series 9007) Weekly VRDNs (AMBAC INS)/(Citigroup, Inc. LIQ), 3.980%, 5/3/2007	3,425,000
815,000	[3,4]	Minneapolis/St. Paul, MN Metropolitan Airports Commission, SGA 127 (Series 2001) Weekly VRDNs (FGIC INS)/(Societe Generale, Paris LIQ), 3.970%, 5/2/2007	815,000
5,000,000		Minnesota State HFA, (2006 Series P), 3.578% TOBs, Mandatory Tender 11/29/2007	5,000,000
6,000,000		Minnesota State HFA, (2007 Series B), 3.70% BANs, 3/4/2008	6,000,000
1,570,000	[3,4]	Minnesota State HFA, (MERLOTS Series 2001-B3) Weekly VRDNs (Wachovia Bank N.A. LIQ), 4.040%, 5/2/2007	1,570,000
15,000,000		Minnesota State HFA, (Series 2006K), 3.62% BANs, 11/6/2007	15,000,000
1,955,000	[3,4]	Minnesota State HFA, ROCs (Series 176) Weekly VRDNs (Citibank NA, New York LIQ), 4.010%, 5/3/2007	1,955,000
2,060,000	[3,4]	Minnesota State HFA, Series 2002 FR/RI-L35J Weekly VRDNs (Lehman Brothers Holdings, Inc. LIQ), 4.080%, 5/2/2007	2,060,000
		SHORT-TERM MUNICIPALS--continued[1,2]
		Minnesota--continued
$355,000		Minnesota State Higher Education Facility Authority, (Series Five-S) Weekly VRDNs (William Mitchell College of Law)/(U.S. Bank, N.A. LOC), 3.920%, 5/3/2007	$355,000
12,220,000	[3,4]	Minnesota State, (PT-3718) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.940%, 5/3/2007	12,220,000
3,395,000		Minnesota Tax and Aid Anticipation Borrowing Program, Series 2006, 4.50% TANs (Minnesota State GTD), 9/5/2007	3,405,372
5,900,000		Minnetonka, MN, MFH Revenue Refunding Bonds (Series 1995) Weekly VRDNs (Southampton Apartments (MN))/(National Bank of Canada, Montreal LOC), 4.000%, 5/3/2007	5,900,000
1,380,000		New Hope, MN Weekly VRDNs (Paddock Labs)/(U.S. Bank, N.A. LOC), 4.170%, 5/3/2007	1,380,000
2,685,000	[3,4]	Northern Municipal Power Agency, MN, (ROCs Series 32) Weekly VRDNs (FSA INS)/(Citibank NA, New York LIQ), 3.980%, 5/3/2007	2,685,000
1,000,000		Olmsted County, MN, (Series 2002) Weekly VRDNs (Madonna Meadows of Rochester)/(LaSalle Bank, N.A. LOC), 3.950%, 5/3/2007	1,000,000
600,000		Onamia, MN ISD No. 480, 4.40% TANs (Minnesota State GTD), 9/3/2007	601,283
625,000		Plymouth, MN Weekly VRDNs (Nuaire, Inc.)/(Wells Fargo Bank, N.A. LOC), 4.120%, 5/3/2007	625,000
4,965,000		Plymouth, MN, (Series 2003) Weekly VRDNs (Harbor Lane Apartments)/(FNMA LOC), 4.020%, 5/3/2007	4,965,000
9,500,000		Ramsey County, MN Housing and Redevelopment Authority, (Series 2003 A) Weekly VRDNs (Gateway Apartments LP)/(LaSalle Bank, N.A. LOC), 4.020%, 5/4/2007	9,500,000
4,040,000		Red Wing, MN ISD No. 256, (Series 2006A), 4.50% TANs (Minnesota State GTD), 9/3/2007	4,048,622
3,980,000		Red Wing, MN Port Authority, (Series 2006) Weekly VRDNs (Food Service Specialties)/(U.S. Bank, N.A. LOC), 4.120%, 5/3/2007	3,980,000
10,000,000		Rochester, MN Health Care Facility Authority, (Series 2000B), 3.63% CP (Mayo Foundation)/(U.S. Bank, N.A. LIQ), Mandatory Tender 6/11/2007	10,000,000
3,500,000		Rochester, MN MFH, (Series 2003A) Weekly VRDNs (Eastridge Estates)/(FNMA LOC), 4.000%, 5/3/2007	3,500,000
1,500,000		Rockford, MN, (Series 1999) Weekly VRDNs (Minnesota Diversified Products, Inc.)/(Wells Fargo Bank, N.A. LOC), 4.020%, 5/3/2007	1,500,000
1,195,000		Savage, MN, (Series 1998) Weekly VRDNs (Fabcon, Inc.)/(LaSalle Bank, N.A. LOC), 4.100%, 5/3/2007	1,195,000
1,000,000		Shakopee, MN Hospital Finance Authority Weekly VRDNs (St. Francis Regional Medical Center)/(Wells Fargo Bank, N.A. LOC), 3.930%, 5/3/2007	1,000,000
16,400,000		Southern Minnesota Municipal Power Agency, 3.67% CP, Mandatory Tender 6/11/2007	16,400,000
		SHORT-TERM MUNICIPALS--continued[1,2]
		Minnesota--continued
$13,445,000	[3,4]	Southern Minnesota Municipal Power Agency, ROCs (Series 189 II) Weekly VRDNs (AMBAC INS)/(Citibank NA, New York LIQ), 3.980%, 5/3/2007	$13,445,000
2,500,000		St. Anthony, MN, (Series 2007) Weekly VRDNs (Landings at Silver Lake Village)/(LaSalle Bank, N.A. LOC), 4.020%, 5/4/2007	2,500,000
2,190,000		St. Joseph, MN, Vicwest (Series 2002) Weekly VRDNs (St. Joe Development LLC)/(U.S. Bank, N.A. LOC), 4.030%, 5/1/2007	2,190,000
6,260,000		St. Louis Park, MN, (Series 2002A) Weekly VRDNs (West Suburban Partners VII LP)/(LaSalle Bank, N.A. LOC), 4.100%, 5/4/2007	6,260,000
1,995,000		St. Michael, MN, (Series 1999) Weekly VRDNs (TC/American Monorail, Inc.)/(Wells Fargo Bank, N.A. LOC), 4.020%, 5/3/2007	1,995,000
2,300,000		St. Paul, MN Housing & Redevelopment Authority Weekly VRDNs (District Cooling St Paul, Inc.)/(Dexia Credit Local LOC), 4.020%, 5/2/2007	2,300,000
1,700,000		St. Paul, MN Housing & Redevelopment Authority, (1995 Series I) Weekly VRDNs (District Cooling St Paul, Inc.)/(Dexia Credit Local LOC), 4.020%, 5/2/2007	1,700,000
5,000,000	[3,4]	St. Paul, MN Housing & Redevelopment Authority, (PA-1434) Weekly VRDNs (Health Partners Obligated Group)/(Merrill Lynch & Co., Inc. LIQ)/ (Merrill Lynch & Co., Inc. LOC), 4.000%, 5/3/2007	5,000,000
4,820,000	[3,4]	St. Paul, MN Housing & Redevelopment Authority, (ROCs Series 569CE) Weekly VRDNs (Health East, Inc.)/(Citibank NA, New York LIQ)/(Citibank NA, New York LOC), 3.980%, 5/3/2007	4,820,000
5,000,000		St. Paul, MN Housing & Redevelopment Authority, (Series 2005C) Weekly VRDNs (University Carleton Development LP)/(LaSalle Bank, N.A. LOC), 4.020%, 5/4/2007	5,000,000
4,820,000		St. Paul, MN Housing & Redevelopment Authority, (Series 2006A) Weekly VRDNs (Gateway Apartments LP)/(LaSalle Bank, N.A. LOC), 4.020%, 5/4/2007	4,820,000
3,000,000		St. Paul, MN Port Authority, (2003-13-Series T) Weekly VRDNs (District Cooling St Paul, Inc.)/(Dexia Credit Local LOC), 4.020%, 5/2/2007	3,000,000
1,200,000		St. Paul, MN Port Authority, (Series 1998A) Weekly VRDNs (Bix Fruit Co.)/(Marshall & Ilsley Bank, Milwaukee LOC), 4.320%, 5/3/2007	1,200,000
2,500,000		St. Paul, MN Port Authority, VRDNs IDRBs (Series 1998A) Weekly VRDNs (National Checking Co.)/(U.S. Bank, N.A. LOC), 4.250%, 5/3/2007	2,500,000
880,000		Stillwater, MN, (Series 2002A) Weekly VRDNs (Curve Crest Villa)/(LaSalle Bank, N.A. LOC), 4.100%, 5/4/2007	880,000
1,975,000		Waite Park, MN, (Series 2000) Weekly VRDNs (Ben’s Tool & Ironworks)/(Wells Fargo Bank, N.A. LOC), 4.120%, 5/3/2007	1,975,000
1,960,000		Warroad, MN ISD No. 690, 5.00% TANs (Minnesota State GTD), 8/3/2007	1,965,299
2,250,000		White Bear Lake, MN, (Series 1999) Weekly VRDNs (Taylor Corp.)/(Wells Fargo Bank, N.A. LOC), 4.120%, 5/3/2007	2,250,000
		SHORT-TERM MUNICIPALS--continued[1,2]
		Minnesota--continued
$2,500,000		White Bear Lake, MN, (Series 2004) Weekly VRDNs (Pinehurst Investments LLC)/(LaSalle Bank, N.A. LOC), 4.100%, 5/4/2007	$2,500,000
1,285,000		Winnebago, MN, (Series 1999) Weekly VRDNs (Dixie Carbonic, Inc.)/ (JPMorgan Chase Bank, N.A. LOC), 3.930%, 5/2/2007	1,285,000

		TOTAL MUNICIPAL INVESTMENTS--99.2% (AT AMORTIZED COST)5	375,492,563

		OTHER ASSETS AND LIABILITIES--NET--0.8%	3,180,116

		TOTAL NET ASSETS--100%	$378,672,679

Securities that are subject to the federal alternative minimum tax (AMT) represent 57.5% of the portfolio as calculated based upon total market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO’s two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor’s, MIG-1 or MIG-2 by Moody’s Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At April 30, 2007, the portfolio securities were rated as follows:

Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier

100.0%	0.0%

2 Current rate and next reset date shown for Variable Rate Demand Notes.

3 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2007, these restricted securities amounted to $162,970,000, which represented 43.0% of total net assets.

4 Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees. At April 30, 2007, these liquid restricted securities amounted to $162,970,000, which represented 43.0% of total net assets.

5 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2007.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
COL	--Collateralized
CP	--Commercial Paper
FGIC	--Financial Guaranty Insurance Company
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
GTD	--Guaranteed
HFA	--Housing Finance Authority
IDA	--Industrial Development Authority
IDR	--Industrial Development Revenue
IDRB(s)	--Industrial Development Revenue Bond(s)
INS	--Insured
ISD	--Independent School District
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
MFH	--Multi-Family Housing
PUTTERs	--Puttable Tax-Exempt Receipts
ROCs	--Reset Option Certificate
SWP	--Swap Agreement
TANs	--Tax Anticipation Notes
TOBs	--Tender Option Bonds
TOPS	--Trust Obligation Participating Securities
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2007 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$375,492,563
Cash		910,079
Income receivable		2,963,712
Receivable for shares sold		169,463

TOTAL ASSETS		379,535,817

Liabilities:
Payable for shares redeemed	$45,659
Income distribution payable	749,890
Payable for distribution services fee (Note 5)	23,975
Payable for shareholder services fee (Note 5)	18,037
Accrued expenses	25,577

TOTAL LIABILITIES		863,138

Net assets for 378,663,180 shares outstanding		$378,672,679

Net Assets Consist of:
Paid-in capital		$378,663,140
Accumulated net realized gain on investments		9,925
Distributions in excess of net investment income		(386)

TOTAL NET ASSETS		$378,672,679

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$295,767,601 ÷ 295,752,807 shares outstanding, no par value, unlimited shares authorized		$1.00

Cash Series Shares:
$82,905,078 ÷ 82,910,373 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2007 (unaudited)

Investment Income:
Interest			$7,716,749

Expenses:
Investment adviser fee (Note 5)		$840,857
Administrative personnel and services fee (Note 5)		166,703
Custodian fees		8,883
Transfer and dividend disbursing agent fees and expenses		52,626
Directors’/Trustees’ fees		2,567
Auditing fees		8,682
Legal fees		4,820
Portfolio accounting fees		48,139
Distribution services fee--Cash Series Shares (Note 5)		218,410
Shareholder services fee--Cash Series Shares (Note 5)		108,047
Share registration costs		11,605
Printing and postage		12,167
Insurance premiums		4,097
Miscellaneous		1,115

TOTAL EXPENSES		1,488,718

Waivers (Note 5):
Waiver of investment adviser fee	$(452,000)
Waiver of administrative personnel and services fee	(6,520)
Waiver of distribution services fee--Cash Series Shares	(103,654)

TOTAL WAIVERS		(562,174)

Net expenses			926,544

Net investment income			6,790,205

Net realized gain on investments			21,766

Change in net assets resulting from operations			$6,811,971

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2007	Year Ended 10/31/2006

Increase (Decrease) in Net Assets
Operations:
Net investment income	$6,790,205	$13,680,190
Net realized gain on investments	21,766	9,878

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	6,811,971	13,690,068

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(5,552,461)	(10,225,525)
Cash Series Shares	(1,238,308)	(3,454,273)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(6,790,769)	(13,679,798)

Share Transactions:
Proceeds from sale of shares	445,763,724	1,032,219,188
Net asset value of shares issued to shareholders in payment of distributions declared	2,074,266	4,894,523
Cost of shares redeemed	(497,712,003)	(1,038,269,479)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(49,874,013)	(1,155,768)

Change in net assets	(49,852,811)	(1,145,498)

Net Assets:
Beginning of period	428,525,490	429,670,988

End of period (including undistributed (distributions in excess of) net investment income of $(386) and $178, respectively)	$378,672,679	$428,525,490

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2007 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 40 portfolios. The financial statements included herein are only those of Minnesota Municipal Cash Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes shares: Institutional Shares and Cash Series Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the regular personal income tax imposed by the state of Minnesota consistent with stability of principal. Interest income from the Fund’s investments may be subject to the federal alternative minimum tax for individuals and corporations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Fund’s Board of Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 4/30/2007	Year Ended 10/31/2006

Institutional Shares:
Shares sold	350,507,353	735,727,842
Shares issued to shareholders in payment of distributions declared	836,878	1,452,126
Shares redeemed	(402,563,681)	(670,114,652)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(51,219,450)	67,065,316

	Six Months Ended 4/30/2007	Year Ended 10/31/2006

Cash Series Shares:
Shares sold	95,256,371	296,491,346
Shares issued to shareholders in payment of distributions declared	1,237,388	3,442,397
Shares redeemed	(95,148,322)	(368,154,827)

NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	1,345,437	(68,221,084)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(49,874,013)	(1,155,768)

4. FEDERAL TAX INFORMATION

At October 31, 2006, the Fund had a capital loss carryforward of $11,841, which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire in 2012.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund’s investment adviser (the “Adviser”), receives for its services an annual investment adviser fee equal to 0.40% of the Fund’s average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2007, the Adviser voluntarily waived $452,000 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds

0.150%	on the first $5 billion

0.125%	on the next $5 billion

0.100%	on the next $10 billion

0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2007, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $6,520 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Cash Series Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to 0.50% of average daily net assets, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2007, FSC voluntarily waived $103,654 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2007, FSC retained $71,388 of fees paid by the Fund.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund’s Institutional Shares and Cash Series Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended April 30, 2007, FSSC did not receive any fees paid by the Fund.

For the six months ended April 30, 2007, the Fund’s Institutional Shares did not incur a shareholder services fee.

Interfund Transactions

During the six months ended April 30, 2007, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $283,270,000 and $327,550,000, respectively.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2007, 61.4% of the securities in the portfolio of investments is backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 11.5% of total investments.

7. LINE OF CREDIT

The Fund participates in a $150,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of April 30, 2007, there were no outstanding loans. During the six months ended April 30, 2007, the Fund did not utilize the LOC.

8. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, “Federated”), along with various investment companies sponsored by Federated (“Funds”) were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated’s first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission (“SEC”), the Office of the New York State Attorney General (“NYAG”), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys’ fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

9. RECENT ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006. Recent SEC guidance allows implementing FIN 48 in fund net asset value (NAV) calculations as late as a fund’s last NAV calculation in the first required financial statement reporting period. As a result, the Fund will adopt FIN 48 no later than April 30, 2008. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

In addition, in September 2006, FASB released Statement on Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157) which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund’s financial statement disclosures.

Evaluation and Approval of Advisory Contract

MINNESOTA MUNICIPAL CASH TRUST (THE “FUND”)

The Fund’s Board reviewed the Fund’s investment advisory contract at meetings held in May 2006. The Board’s decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

Prior to the meeting, the Adviser had recommended that the Federated Funds appoint a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer appointed by the Funds has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below, which the Board considered, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser’s fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser’s cost of providing the services; the extent to which the Adviser may realize “economies of scale” as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser’s relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser’s services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for like services and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these considerations and was guided by them in its review of the Fund’s advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise the Senior Officer’s evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board’s formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board’s consideration of the advisory contract included review of the Senior Officer’s evaluation, accompanying data and additional reports covering such matters as: the Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund’s investment objectives; the Fund’s expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated’s responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board’s evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund’s performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund’s investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund’s ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund’s investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser’s investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated’s fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, and directed the preparation of independent reports, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups is of significance in judging the reasonableness of proposed fees.

During the year ending December 31, 2005, the Fund’s performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated’s subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds’ administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs and the lack of consensus on how to allocate those costs causes such allocation reports to be of questionable value. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board also reviewed profitability information for Federated and other publicly held fund management companies, provided by the Senior Officer, who noted the limited availability of such information, and concluded that Federated’s profit margins did not appear to be excessive.

The Senior Officer’s evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in the portfolio management and distribution efforts supporting all of the Federated funds and that the benefits of any economies, should they exist, were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated’s fund advisory services at this time.

During the year ending December 31, 2005, the Fund’s investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Board reviewed the fees, other expenses of the state-specific municipal cash trust funds and possible future reductions in gross advisory fees with the Adviser. The Board agreed to continuation of the Fund’s advisory contract, noting among other factors, the positive impact of fee waivers that caused total expenses to appear reasonable. The Senior Officer noted that Federated appeared to provide appropriate administrative services to the Fund for the fees currently paid. For 2005, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates was satisfactory and was satisfied that the overall expense structure of the Fund remained competitive.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser’s industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board’s approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were relevant to every Federated fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board’s decision to approve the contract reflects its determination that Federated’s performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

The Senior Officer also made recommendations relating to the organization and availability of data and verification of processes for purposes of implementing future evaluations which the Adviser has agreed to implement.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated’s website. Go to FederatedInvestors.com, select “Products,” select the “Prospectuses and Regulatory Reports” link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC’s website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (Call
1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated’s website at FederatedInvestors.com by clicking on “Portfolio Holdings” and selecting the name of the Fund, or by selecting the name of the Fund and clicking on “Portfolio Holdings.” You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Cusip 60934N484
Cusip 60934N492

1052807 (6/07)

Federated Investors
World-Class Investment Manager

New Jersey Municipal
Cash Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2007

Institutional Shares
Institutional Service Shares
Cash Series Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights -- Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,
	4/30/2007	2006	2005	2004	2003	2002

Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.020	0.028	0.017	0.006	0.006	0.011
Net realized gain (loss) on investments	0.000 [1]	0.000 [1]	0.000 [1]	(0.000)[1]	--	(0.000)[1]

TOTAL FROM INVESTMENT OPERATIONS	0.020	0.028	0.017	0.006	0.006	0.011

Less Distributions:
Distributions from net investment income	(0.020)	(0.028)	(0.017)	(0.006)	(0.006)	(0.011)
Distributions from net realized gain on investments	(0.000)[1]	--	--	--	--	--

TOTAL DISTRIBUTIONS	(0.020)	(0.028)	(0.017)	(0.006)	(0.006)	(0.011)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	1.57%	2.85%	1.69%	0.60%	0.64%	1.07%

Ratios to Average Net Assets:

Net expenses	0.55%[3]	0.56%	0.58%	0.60%	0.60%	0.60%

Net investment income	3.11%[3]	2.81%	1.64%	0.58%	0.65%	1.06%

Expense waiver/reimbursement[4]	0.04%[3]	0.05%	0.16%	0.26%	0.24%	0.21%

Supplemental Data:

Net assets, end of period (000 omitted)	$99,996	$79,176	$75,179	$77,824	$84,452	$126,418

1 Represents less than $0.001.

2 Based on net asset value. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights --
Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,
	4/30/2007	2006	2005	2004	2003	2002

Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.015	0.027	0.015	0.005	0.005	0.010
Net realized gain (loss) on investments	0.000 [1]	0.000 [1]	0.000 [1]	(0.000)[1]	--	(0.000)[1]

TOTAL FROM INVESTMENT OPERATIONS	0.015	0.027	0.015	0.005	0.005	0.010

Less Distributions:
Distributions from net investment income	(0.015)	(0.027)	(0.015)	(0.005)	(0.005)	(0.010)
Distributions from net realized gain on investments	(0.000)[1]	--	--	--	--	--

TOTAL DISTRIBUTIONS	(0.015)	(0.027)	(0.015)	(0.005)	(0.005)	(0.010)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	1.49%	2.70%	1.56%	0.50%	0.54%	0.97%

Ratios to Average Net Assets:

Net expenses	0.70%[3]	0.70%	0.70%	0.70%	0.70%	0.70%

Net investment income	2.98%[3]	2.65%	1.54%	0.49%	0.53%	0.96%

Expense waiver/reimbursement[4]	0.23%[3]	0.25%	0.27%	0.26%	0.24%	0.21%

Supplemental Data:

Net assets, end of period (000 omitted)	$172,582	$145,914	$148,959	$157,491	$149,311	$147,500

1 Represents less than $0.001.

2 Based on net asset value. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Cash Series Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2007	Year Ended 10/31/2006	Period Ended 10/31/2005 [1]

Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.013	0.024	0.011
Net realized gain on investments	0.000 [2]	0.000 [2]	0.000 [2]

TOTAL FROM INVESTMENT OPERATIONS	0.013	0.024	0.011

Less Distributions:
Distributions from net investment income	(0.013)	(0.024)	(0.011)
Distributions from net realized gain on investments	(0.000)[2]	--	--

TOTAL DISTRIBUTIONS	(0.013)	(0.024)	(0.011)

Net Asset Value, End of Period	$1.00	$1.00	$1.00

Total Return[3]	1.34%	2.40%	1.10%

Ratios to Average Net Assets:

Net expenses	1.00%[4]	1.01%	1.00%[4]

Net investment income	2.68%[4]	2.36%	1.58%[4]

Expense waiver/reimbursement[5]	0.44%[4]	0.45%	0.47%[4]

Supplemental Data:

Net assets, end of period (000 omitted)	$147,901	$113,317	$141,245

1 Reflects operations for the period from January 18, 2005 (date of initial public investment) to October 31, 2005.

2 Represents less than $0.001.

3 Based on net asset value. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2006 to April 30, 2007.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 11/1/2006	Ending Account Value 4/30/2007	Expenses Paid During Period	[1]

Actual:

Institutional Shares	$1,000	$1,015.70	$2.75

Institutional Service Shares	$1,000	$1,014.90	$3.50

Cash Series Shares	$1,000	$1,013.40	$4.99

Hypothetical (assuming a 5% return before expenses):

Institutional Shares	$1,000	$1,022.07	$2.76

Institutional Service Shares	$1,000	$1,021.32	$3.51

Cash Series Shares	$1,000	$1,019.84	$5.01

1 Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Institutional Shares	0.55%

Institutional Service Shares	0.70%

Cash Series Shares	1.00%

Portfolio of Investments Summary Tables

At April 30, 2007, the Fund’s portfolio composition1 was as follows:

Percentage of Total Net Assets

Variable Rate Instruments	74.2%

Municipal Notes	24.9%

Other Assets and Liabilities--Net[2]	0.9%

TOTAL	100.0%

At April 30, 2007, the Fund’s effective maturity schedule3 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets

1-7 Days	74.6%

8-30 Days	3.7%

31-90 Days	3.7%

91-180 Days	7.3%

181 Days or more	9.8%

Other Assets and Liabilities--Net[2]	0.9%

TOTAL	100.0%

1 See the Fund’s Prospectus and Statement of Additional Information for a description of these investments.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

April 30, 2007 (unaudited)

Principal Amount			Value

		SHORT-TERM MUNICIPALS--99.1%[1,2]
		New Jersey--96.0%
$1,000,000		Andover, NJ Regional School District, 4.50% BANs, 6/14/2007	$1,000,812
2,500,000		Audubon, NJ School District, 4.25% GANs, 9/6/2007	2,503,963
4,010,000	[3,4]	Barrington, NJ, (Series 2007A), 4.00% BANs, 1/23/2008	4,015,647
2,636,700		Beachwood, NJ, 4.00% BANs, 8/31/2007	2,638,927
2,500,000		Bergen County, NJ Improvement Authority, Shared DPW Facility Lease Revenue Project Notes, 4.25% BANs (Bergen County, NJ GTD), 4/30/2008	2,512,241
2,285,000		Berlin Boro, NJ, (Series 2006B), 4.00% BANs, 9/13/2007	2,287,950
2,081,450		Bethlehem Township, NJ, 4.50% BANs, 6/19/2007	2,083,252
2,630,167		Bridgeton, NJ, 4.50% BANs, 3/7/2008	2,635,508
9,900,000	[3,4]	Delaware River Port Authority Revenue, MERLOTS (Series 2000B-4) Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ), 4.020%, 5/2/2007	9,900,000
2,025,000		Demarest, NJ Board of Education, 4.75% BANs, 7/13/2007	2,027,920
1,029,500		Emerson, NJ, 4.50% BANs, 8/15/2007	1,031,225
1,800,000		Essex Fells, NJ, 4.25% BANs, 10/12/2007	1,804,286
5,000,000		Hoboken, NJ, 3.90% TANs, 8/17/2007	5,000,720
4,000,000		Hoboken, NJ, 4.25% BANs, 9/14/2007	4,007,174
1,279,000		Knowlton Township, NJ, 4.50% BANs, 5/7/2007	1,279,142
4,724,320		Leonia, NJ, 4.00% BANs, 2/27/2008	4,734,111
2,269,900		Lodi, NJ, 4.00% BANs, 1/18/2008	2,273,347
2,160,000		Lopatcong, NJ, 4.25% BANs, 9/19/2007	2,164,259
2,609,500		Mansfield Township, NJ, 4.00% BANs, 4/23/2008	2,615,643
3,254,700		Mantua Township, NJ, (Series A), 4.75% BANs, 5/8/2007	3,255,253
1,846,000		Matawan Borough, NJ, 4.00% BANs, 4/9/2008	1,849,671
1,500,000		Middlesex County, NJ PCFA Weekly VRDNs (FMC Gold Co.)/ (Wachovia Bank N.A. LOC), 4.040%, 5/3/2007	1,500,000
2,400,000		Mount Ephraim, NJ Board of Education, 4.25% GANs, 10/5/2007	2,405,471
3,275,000		Mount Holly Township, NJ, (Series 2007A), 4.125% BANs, 2/15/2008	3,282,123
1,435,000		New Jersey EDA Daily VRDNs (Jewish Community Center of Middlesex County)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 3.970%, 5/4/2007	1,435,000
1,485,000		New Jersey EDA Daily VRDNs (Maroukian Realty LLC)/ (Commerce Bank N.A., Cherry Hill, NJ LOC), 4.070%, 5/4/2007	1,485,000
3,525,000		New Jersey EDA Weekly VRDNs (Baptist Home Society of New Jersey)/ (Valley National Bank, Passaic, NJ LOC), 4.040%, 5/3/2007	3,525,000
3,953,000		New Jersey EDA Weekly VRDNs (Meridan Health Care)/ (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.880%, 5/2/2007	3,953,000
		SHORT-TERM MUNICIPALS--continued[1,2]
		New Jersey--continued
$995,000		New Jersey EDA, (2000 Project) Weekly VRDNs (Fisk Alloy Wire, Inc. and Affiliates)/(Wachovia Bank N.A. LOC), 4.090%, 5/3/2007	$995,000
500,000		New Jersey EDA, (Series 1992D-1) Weekly VRDNs (Danlin Corp.)/ (BNP Paribas SA LOC), 4.050%, 5/3/2007	500,000
2,310,000		New Jersey EDA, (Series 1992L) Weekly VRDNs (Kent Place School)/ (BNP Paribas SA LOC), 3.980%, 5/3/2007	2,310,000
2,525,000		New Jersey EDA, (Series 1995) Weekly VRDNs (Thermal Energy I LP)/ (JPMorgan Chase Bank, N.A. LOC), 3.930%, 5/2/2007	2,525,000
3,500,000		New Jersey EDA, (Series 1997) Weekly VRDNs (Phoenix Realty Partners)/ (Wachovia Bank N.A. LOC), 4.040%, 5/2/2007	3,500,000
6,600,000		New Jersey EDA, (Series 1997) Weekly VRDNs (Thermal Energy I LP)/ (JPMorgan Chase Bank, N.A. LOC), 3.930%, 5/2/2007	6,600,000
800,000		New Jersey EDA, (Series 1997) Weekly VRDNs (UJA Federation of Bergan County and North Hudson, Inc.)/(Bank of New York LOC), 3.830%, 5/1/2007	800,000
16,295,000		New Jersey EDA, (Series 1998) Daily VRDNs (Mount Olive Industrial Realty Co. LLC)/(Bank of New York LOC), 4.070%, 5/1/2007	16,295,000
830,000		New Jersey EDA, (Series 1998) Weekly VRDNs (Deutscher Realty Co. LLC)/ (JPMorgan Chase Bank, N.A. LOC), 4.200%, 5/3/2007	830,000
1,100,000		New Jersey EDA, (Series 1998B) Weekly VRDNs (Jewish Home at Rockleigh)/ (Allied Irish Banks PLC LOC), 3.930%, 5/4/2007	1,100,000
3,540,000		New Jersey EDA, (Series 1999) Daily VRDNs (VOADV Property, Inc.)/ (Commerce Bank N.A., Cherry Hill, NJ LOC), 3.970%, 5/4/2007	3,540,000
980,000		New Jersey EDA, (Series 1999) Weekly VRDNs (Richmond Industries, Inc. and Richmond Realty LLC)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 4.070%, 5/4/2007	980,000
1,500,000		New Jersey EDA, (Series 2001) Weekly VRDNs (Temple Emanuel of the Pascack Valley)/(PNC Bank, N.A. LOC), 3.970%, 5/4/2007	1,500,000
2,780,000		New Jersey EDA, (Series 2001) Weekly VRDNs (Village School for Children, Inc.)/(Valley National Bank, Passaic, NJ LOC), 3.980%, 5/3/2007	2,780,000
4,700,000		New Jersey EDA, (Series 2003) Weekly VRDNs (Port Newart Container Terminal LLC)/(Citibank N.A., New York LOC), 3.990%, 5/2/2007	4,700,000
440,000		New Jersey EDA, (Series A) Weekly VRDNs (325 Midland Avenue LLC & Wearbest Sil-Tex Ltd.)/(Bank of New York LOC), 4.040%, 5/3/2007	440,000
3,100,000	[3,4]	New Jersey EDA, GS Trust (Series 2006-78G) Weekly VRDNs (Gloucester Marine Terminal)/(Goldman Sachs Group, Inc. GTD)/ (Goldman Sachs Group, Inc. LIQ), 4.020%, 5/3/2007	3,100,000
5,000,000		New Jersey EDA, Lion's Gate (Series 2005C) Weekly VRDNs (SJF-CCRC, Inc.)/(Citizens Bank of Pennsylvania LOC), 3.900%, 5/2/2007	5,000,000
8,505,000	[3,4]	New Jersey EDA, PUTTERs (Series 1104) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ)/(JPMorgan Chase Bank, N.A. LOC), 3.960%, 5/3/2007	8,505,000
3,035,000	[3,4]	New Jersey EDA, School Facilities Construction Macon Trust (Series 2005H) Weekly VRDNs (FGIC INS)/(Bank of America N.A. LIQ), 3.950%, 5/3/2007	3,035,000
10,395,000	[3,4]	New Jersey EDA, School Facilities Construction PUTTERs (Series 1246Q) Weekly VRDNs (FSA INS)/(J.P. Morgan Chase & Co. LIQ), 3.980%, 5/3/2007	10,395,000
		SHORT-TERM MUNICIPALS--continued[1,2]
		New Jersey--continued
$6,200,000	[3,4]	New Jersey Environmental Infrastructure Trust, (Series 2001-JPMC-6) Weekly VRDNs (J.P. Morgan Chase & Co. LIQ), 3.940%, 5/2/2007	$6,200,000
4,500,000	[3,4]	New Jersey Health Care Facilities Financing Authority, (PA-1427) Weekly VRDNs (South Jersey Hospital, Inc.)/(Merrill Lynch & Co., Inc. LIQ)/ (Merrill Lynch & Co., Inc. LOC), 3.970%, 5/3/2007	4,500,000
5,185,000	[3,4]	New Jersey Health Care Facilities Financing Authority, MERLOTS (Series 2001-A100) Weekly VRDNs (Jersey City Medical Center)/ (AMBAC INS)/(Wachovia Bank N.A. LIQ), 3.990%, 5/2/2007	5,185,000
5,800,000	[3,4]	New Jersey Health Care Facilities Financing Authority, PUTTERs (Series 1063) Weekly VRDNs (New Jersey Department of Human Services)/ (AMBAC INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.960%, 5/3/2007	5,800,000
415,000	[3,4]	New Jersey Housing & Mortgage Financing Authority, MERLOTS (Series 2000 A2) Weekly VRDNs (MBIA Insurance Corp. INS)/ (Wachovia Bank N.A. LIQ), 4.040%, 5/2/2007	415,000
2,900,000		New Jersey State Educational Facilities Authority, (Series 200D) Weekly VRDNs (Institute for Defense Analyses)/(AMBAC INS)/(Wachovia Bank N.A. LIQ), 3.960%, 5/3/2007	2,900,000
3,610,000	[3,4]	New Jersey State Transportation Trust Fund Authority, (PZ-139) Weekly VRDNs (FGIC, FSA INS) and Merrill Lynch & Co., Inc. LIQs), 3.970%, 5/3/2007	3,610,000
5,825,000	[3,4]	New Jersey State Transportation Trust Fund Authority, Class A Certificates (Series 3027) Weekly VRDNs (AMBAC INS)/(Bear Stearns Cos., Inc. LIQ), 3.980%, 5/3/2007	5,825,000
8,905,000	[3,4]	New Jersey State Transportation Trust Fund Authority, GS Trust (Series 2006-10Z) Weekly VRDNs (FSA INS)/(Goldman Sachs Group, Inc. LIQ), 3.980%, 5/3/2007	8,905,000
3,095,000	[3,4]	New Jersey State Transportation Trust Fund Authority, GS Trust (Series 2006-14Z) Weekly VRDNs (AMBAC INS)/(Goldman Sachs Group, Inc. LIQ), 3.980%, 5/3/2007	3,095,000
9,290,000	[3,4]	New Jersey State Transportation Trust Fund Authority, PUTTERs (Series 241) Weekly VRDNs (FSA INS)/(JPMorgan Chase & Co. LIQ), 3.960%, 5/3/2007	9,290,000
3,000,000	[3,4]	New Jersey State Transportation Trust Fund Authority, PUTTERs (Series 1403) Weekly VRDNs (MBIA Insurance Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.960%, 5/3/2007	3,000,000
6,990,000	[3,4]	New Jersey State Transportation Trust Fund Authority, Floater Certificates (Series I-1) Weekly VRDNs (FSA INS)/(Royal Bank of Canada, Montreal LIQ), 3.970%, 5/3/2007	6,990,000
3,035,000	[3,4]	New Jersey State Transportation Trust Fund Authority, ROCs (Series 632) Weekly VRDNs (FGIC INS)/(Citigroup, Inc. LIQ), 3.990%, 5/3/2007	3,035,000
2,590,000	[3,4]	New Jersey State Transportation Trust Fund Authority, ROCs (Series 684Z) Weekly VRDNs (AMBAC INS)/(Citibank N.A., New York LIQ), 3.980%, 5/3/2007	2,590,000
5,000,000	[3,4]	New Jersey State, (Series 5034-BBT) Weekly VRDNs (Branch Banking & Trust Co. LIQ), 3.940%, 5/3/2007	5,000,000
4,490,000	[3,4]	Newark, NJ Housing Authority, (Series 5030 BBT) Weekly VRDNs (Port Authority-Port Newark Marine Terminal)/(MBIA Insurance Corp. INS)/ (Branch Banking & Trust Co. LIQ), 3.940%, 5/3/2007	4,490,000
		SHORT-TERM MUNICIPALS--continued[1,2]
		New Jersey--continued
$5,380,000	[3,4]	Newark, NJ Housing Authority, Class A Certificates (Series 2007-303) Weekly VRDNs (Port Authority-Port Newark Marine Terminal)/(MBIA Insurance Corp. INS)/(Bear Stearns Cos., Inc. LIQ), 3.970%, 5/3/2007	$5,380,000
15,630,000	[3,4]	Newark, NJ Housing Authority, (PT-1590) Weekly VRDNs (Georgie King Village Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 4.030%, 5/3/2007	15,630,000
3,000,000		Pilesgrove Township, NJ, 4.25% BANs, 8/30/2007	3,004,996
1,518,149		Pine Beach, NJ, 4.00% BANs, 12/14/2007	1,521,331
2,740,000	[3,4]	Port Authority of New York and New Jersey, (PT-3560) Weekly VRDNs (FGIC INS)/(Dexia Credit Local LIQ), 3.970%, 5/3/2007	2,740,000
10,000,000		Port Authority of New York and New Jersey, (Series 1991-4/5) Weekly VRDNs, 3.780%, 5/1/2007	10,000,000
4,400,000	[3,4]	Port Authority of New York and New Jersey, (Series PA-1377R) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.980%, 5/3/2007	4,400,000
2,255,000	[3,4]	Port Authority of New York and New Jersey, MERLOTS (Series 2000 B5) Weekly VRDNs (JFK International Air Terminal LLC)/(MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), 4.040%, 5/2/2007	2,255,000
5,000,000	[3,4]	Port Authority of New York and New Jersey, ROCs (Series 664) Weekly VRDNs (Citibank N.A., New York LIQ), 3.970%, 5/3/2007	5,000,000
1,661,550		Ridgefield, NJ, 4.00% BANs, 4/10/2008	1,665,309
5,200,000		Sea Isle City, NJ, 4.75% BANs, 5/9/2007	5,201,043
1,075,450		Seaside Heights Borough, NJ, (Series 2007A), 4.25% BANs, 2/8/2008	1,078,820
2,300,000		Seaside Heights Borough, NJ, (Series C), 4.25% BANs, 12/6/2007	2,306,642
2,142,770		Somerdale Borough, NJ, (Series 2007A), 4.00% BANs, 4/4/2008	2,146,969
1,450,000		Somers Point, NJ, 4.00% BANs, 7/6/2007	1,450,851
1,550,000		South Brunswick, NJ, Tax Appeal Refunding Notes, 4.00% RANs, 2/21/2008	1,552,778
1,014,700		South Toms River, NJ, 4.25% BANs, 6/11/2007	1,015,139
1,067,000		Teterboro, NJ, 4.75% BANs, 6/22/2007	1,067,875
15,000,000	[3,4]	Tobacco Settlement Financing Corp., NJ, (MT-359) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.980%, 5/3/2007	15,000,000
21,915,000	[3,4]	Tobacco Settlement Financing Corp., NJ, (MT-392) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.980%, 5/3/2007	21,915,000
5,795,000	[3,4]	Tobacco Settlement Financing Corp., NJ, (PA-1284) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.970%, 5/3/2007	5,795,000
12,275,000	[3,4]	Tobacco Settlement Financing Corp., NJ, Class A Certificates (Series 3057) Weekly VRDNs (Bear Stearns Cos., Inc. LIQ)/(Bear Stearns Cos., Inc. LOC), 3.980%, 5/3/2007	12,275,000
16,340,000	[3,4]	Tobacco Settlement Financing Corp., NJ, PUTTERs (Series 1734) Weekly VRDNs (J.P. Morgan Chase & Co. LIQ)/(United States Treasury PRF), 3.980%, 5/3/2007	16,340,000
4,706,045		Tuckerton, NJ, 4.50% BANs, 6/22/2007	4,710,563
1,000,000		Vineland, NJ, 4.25% BANs, 7/13/2007	1,000,981
2,092,800		Wallington, NJ, 4.50% BANs, 8/17/2007	2,096,974
		SHORT-TERM MUNICIPALS--continued[1,2]
		New Jersey--continued
$2,000,000		Watchung Hills, NJ Regional School District, 4.00% BANs, 7/10/2007	$2,001,017
1,595,000		West Cape May, NJ, 4.25% BANs, 10/5/2007	1,598,636
5,000,000		Wildwood, NJ, 4.625% BANs, 5/11/2007	5,000,889
2,000,000		Wildwood, NJ, 4.75% BANs, 5/11/2007	2,000,344
1,800,000		Wood-Ridge Borough, NJ, 4.00% TANs, 2/15/2008	1,802,731
5,000,000		Woodbury, NJ School District, 4.00% GANs, 12/5/2007	5,007,167

		TOTAL	403,427,700

		New York--3.1%
2,640,000		Port Authority of New York and New Jersey, Equipment Note Agreement (Series 2006-6) Weekly VRDNs, 3.950%, 5/3/2007	2,640,000
1,020,000		Port Authority of New York and New Jersey, Equipment Note Agreement (Series 2006-7) Weekly VRDNs, 4.030%, 5/3/2007	1,020,000
9,470,000	[3,4]	Port Authority of New York and New Jersey, PUTTERs (Series 1546) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 3.960%, 5/3/2007	9,470,000

		TOTAL	13,130,000

		TOTAL MUNICIPAL INVESTMENTS--99.1% (AT AMORTIZED COST)5	416,557,700

		OTHER ASSETS AND LIABILITIES--NET--0.9%	3,920,872

		TOTAL NET ASSETS--100%	$420,478,572

Securities that are subject to the federal alternative minimum tax (AMT) represent 14.1% of the portfolio as calculated based upon total market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO’s two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor’s, MIG-1 or MIG-2 by Moody’s Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At April 30, 2007, the portfolio securities were rated as follows:

Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier

93.4%	6.6%

2 Current rate and next reset date shown for Variable Rate Demand Notes.

3 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2007, these restricted securities amounted to $233,080,647, which represented 55.4% of total net assets.

4 Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees. At April 30, 2007, these liquid restricted securities amounted to $233,080,647, which represented 55.4% of total net assets.

5 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2007.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
BANs	--Bond Anticipation Notes
EDA	--Economic Development Authority
FGIC	--Financial Guaranty Insurance Company
FSA	--Financial Security Assurance
GANs	--Grant Anticipation Notes
GTD	--Guaranteed
INS	--Insured
LIQ(s)	--Liquidity Agreement(s)
LOC	--Letter of Credit
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
PCFA	--Pollution Control Finance Authority
PRF	--Prerefunded
PUTTERs	--Puttable Tax-Exempt Receipts
RANs	--Revenue Anticipation Notes
ROCs	--Reset Option Certificates
TANs	--Tax Anticipation Notes
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2007 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$416,557,700
Cash		155,516
Income receivable		4,278,930
Receivable for shares sold		96,687

TOTAL ASSETS		421,088,833

Liabilities:
Payable for shares redeemed	$105,535
Income distribution payable	408,683
Payable for distribution services fee (Note 4)	25,014
Payable for shareholder services fee (Note 4)	64,532
Accrued expenses	6,497

TOTAL LIABILITIES		610,261

Net assets for 420,457,066 shares outstanding		$420,478,572

Net Assets Consist of:
Paid-in capital		$420,457,066
Accumulated net realized gain on investments		21,254
Undistributed net investment income		252

TOTAL NET ASSETS		$420,478,572

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$99,995,685 ÷ 99,985,548 shares outstanding, no par value, unlimited shares authorized		$1.00

Institutional Service Shares:
$172,582,268 ÷ 172,573,613 shares outstanding, no par value, unlimited shares authorized		$1.00

Cash Series Shares:
$147,900,619 ÷ 147,897,905 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2007 (unaudited)

Investment Income:
Interest			$7,282,057

Expenses:
Investment adviser fee (Note 4)		$791,090
Administrative personnel and services fee (Note 4)		156,813
Custodian fees		8,214
Transfer and dividend disbursing agent fees and expenses		115,180
Directors’/Trustees’ fees		2,245
Auditing fees		8,683
Legal fees		4,840
Portfolio accounting fees		51,293
Distribution services fee--Institutional Service Shares (Note 4)		80,345
Distribution services fee--Cash Series Shares (Note 4)		412,306
Shareholder services fee--Institutional Service Shares (Note 4)		169,038
Shareholder services fee--Cash Series Shares (Note 4)		171,794
Account administration fee--Institutional Service Shares		19,316
Share registration costs		20,614
Printing and postage		21,684
Insurance premiums		4,030
Miscellaneous		821

TOTAL EXPENSES		2,038,306

Waivers and Reimbursement (Note 4):
Waiver of investment adviser fee	$(82,090)
Waiver of administrative personnel and services fee	(6,111)
Waiver of distribution services fee--Institutional Service Shares	(80,345)
Waiver of distribution services fee--Cash Series Shares	(274,871)
Reimbursement of shareholder services fee--Institutional Service Shares	(67,837)

TOTAL WAIVERS AND REIMBURSEMENT		(511,254)

Net expenses			1,527,052

Net investment income			5,755,005

Net realized gain on investments			20,757

Change in net assets resulting from operations			$5,775,762

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2007	Year Ended 10/31/2006

Increase (Decrease) in Net Assets
Operations:
Net investment income	$5,755,005	$9,431,472
Net realized gain on investments	20,757	41,475

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	5,775,762	9,472,947

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(1,516,503)	(2,293,998)
Institutional Service Shares	(2,392,187)	(4,044,570)
Cash Series Shares	(1,846,242)	(3,092,364)
Distributions from net realized gain on investments
Institutional Shares	(8,831)	--
Institutional Service Shares	(16,906)	--
Cash Series Shares	(13,949)	--

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(5,794,618)	(9,430,932)

Share Transactions:
Proceeds from sale of shares	758,502,173	1,218,918,192
Net asset value of shares issued to shareholders in payment of distributions declared	3,511,757	5,675,565
Cost of shares redeemed	(679,923,637)	(1,251,612,182)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	82,090,293	(27,018,425)

Change in net assets	82,071,437	(26,976,410)

Net Assets:
Beginning of period	338,407,135	365,383,545

End of period (including undistributed net investment income of $252 and $179, respectively)	$420,478,572	$338,407,135

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2007 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 40 portfolios. The financial statements included herein are only those of New Jersey Municipal Cash Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Institutional Service Shares and Cash Series Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from federal regular income tax and New Jersey State income tax imposed upon non-corporate tax payers consistent with stability of principal. Interest income from the Fund’s investments may be subject to the federal alternative minimum tax for individuals and corporations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Fund’s Board of Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 4/30/2007	Year Ended 10/31/2006

Institutional Shares:
Shares sold	298,205,393	340,466,768
Shares issued to shareholders in payment of distributions declared	79,020	109,558
Shares redeemed	(277,462,355)	(336,590,766)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	20,822,058	3,985,560

	Six Months Ended 4/30/2007	Year Ended 10/31/2006

Institutional Service Shares:
Shares sold	294,595,792	560,144,209
Shares issued to shareholders in payment of distributions declared	1,572,558	2,476,127
Shares redeemed	(269,494,334)	(565,683,991)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	26,674,016	(3,063,655)

	Six Months Ended 4/30/2007	Year Ended 10/31/2006

Cash Series Shares:
Shares sold	165,700,988	318,307,215
Shares issued to shareholders in payment of distributions declared	1,860,179	3,089,880
Shares redeemed	(132,966,948)	(349,337,425)

NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	34,594,219	(27,940,330)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	82,090,293	(27,018,425)

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund’s investment adviser (the “Adviser”), receives for its services an annual investment adviser fee equal to 0.40% of the Fund’s average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2007, the Adviser voluntarily waived $82,090 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds

0.150%	on the first $5 billion

0.125%	on the next $5 billion

0.100%	on the next $10 billion

0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2007, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $6,111 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Institutional Service Shares and Cash Series Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class

Institutional Service Shares	0.10%

Cash Series Shares	0.60%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2007, FSC voluntarily waived $355,216 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2007, FSC did not retain any fees paid by the Fund.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund’s Institutional Shares, Institutional Service Shares and Cash Series Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended April 30, 2007, FSSC voluntarily reimbursed $67,837 of shareholder services fees. For the six months ended April 30, 2007, FSSC did not receive any fees paid by the Fund. For the six months ended April 30, 2007, the Fund’s Institutional Shares did not incur a shareholder services fee.

Interfund Transactions

During the six months ended April 30, 2007, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $389,580,000 and $384,735,000 respectively.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

5. CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2007, 59.7% of the securities in the portfolio of investments is backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 15.1% of total investments.

6. LINE OF CREDIT

The Fund participates in a $150,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of April 30, 2007, there were no outstanding loans. During the six months ended April 30, 2007, the Fund did not utilize the LOC.

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, “Federated”), along with various investment companies sponsored by Federated (“Funds”) were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated’s first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission (“SEC”), the Office of the New York State Attorney General (“NYAG”), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys’ fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

8. RECENT ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006. Recent SEC guidance allows implementing FIN 48 in fund net asset value (NAV) calculations as late as a fund’s last NAV calculation in the first required financial statement reporting period. As a result, the Fund will adopt FIN 48 no later than April 30, 2008. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

In addition, in September 2006, FASB released Statement on Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157) which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund’s financial statement disclosures.

Evaluation and Approval of Advisory Contract

NEW JERSEY MUNICIPAL CASH TRUST (THE “FUND”)

The Fund’s Board reviewed the Fund’s investment advisory contract at meetings held in May 2006. The Board’s decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

Prior to the meeting, the Adviser had recommended that the Federated Funds appoint a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer appointed by the Funds has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below, which the Board considered, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser’s fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser’s cost of providing the services; the extent to which the Adviser may realize “economies of scale” as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for like services and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these considerations and was guided by them in its review of the Fund’s advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise the Senior Officer’s evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board’s formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board’s consideration of the advisory contract included review of the Senior Officer’s evaluation, accompanying data and additional reports covering such matters as: the Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund’s investment objectives; the Fund’s expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated’s responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board’s evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund’s performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund’s investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund’s ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund’s investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser’s investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated’s fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, and directed the preparation of independent reports, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups is of significance in judging the reasonableness of proposed fees.

During the year ending December 31, 2005, the Fund’s performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated’s subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds’ administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs and the lack of consensus on how to allocate those costs causes such allocation reports to be of questionable value. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board also reviewed profitability information for Federated and other publicly held fund management companies, provided by the Senior Officer, who noted the limited availability of such information, and concluded that Federated’s profit margins did not appear to be excessive.

The Senior Officer’s evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in the portfolio management and distribution efforts supporting all of the Federated funds and that the benefits of any economies, should they exist, were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated’s fund advisory services at this time.

During the year ending December 31, 2005, the Fund’s investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Board reviewed the fees, other expenses of the state-specific municipal cash trust funds and possible future reductions in gross advisory fees with the Adviser. The Board agreed to continuation of the Fund’s advisory contract, noting among other factors, the positive impact of fee waivers that caused total expenses to appear reasonable. The Senior Officer noted that Federated appeared to provide appropriate administrative services to the Fund for the fees currently paid. For 2005, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates was satisfactory and was satisfied that the overall expense structure of the Fund remained competitive.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser’s industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board’s approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were relevant to every Federated fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board’s decision to approve the contract reflects its determination that Federated’s performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

The Senior Officer also made recommendations relating to the organization and availability of data and verification of processes for purposes of implementing future evaluations which the Adviser has agreed to implement.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated’s website. Go to FederatedInvestors.com, select “Products,” select the “Prospectuses and Regulatory Reports” link, then select the Fund to access the link to Form
N-PX. This information is also available from the EDGAR database on the SEC’s website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (Call
1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated’s website at FederatedInvestors.com by clicking on “Portfolio Holdings” and selecting the name of the Fund, or by selecting the name of the Fund and clicking on “Portfolio Holdings.” You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Cusip 60934N476
Cusip 60934N468
Cusip 608919874

2052902 (6/07)

Federated
World-Class Investment Manager

New York Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2007

Institutional Service Shares
Cash II Shares
Institutional Shares
Cash Series Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights-Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended October 31,
	4/30/2007		2006	2005		2004		2003	2002
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00
Income From Investment Operations:
Net investment income	0.016		0.028	0.017		0.006		0.006	0.011
Net realized gain (loss) on investments	0.000	[1]	0.000 [1]	0.000	[1]	(0.000	) [1]	0.000 [1]	(0.000	) [1]
TOTAL FROM INVESTMENT OPERATIONS	0.016		0.028	0.017		0.006		0.006	0.011
Less Distributions:
Distributions from net investment income	(0.016)		(0.028)	(0.017)		(0.006)		(0.006)	(0.011)
Distributions from net realized gain on investments	(0.000	) [1]	--	--		--		--	--
TOTAL DISTRIBUTIONS	(0.016)		(0.028)	(0.017)		(0.006)		(0.006)	(0.011)
Net Asset Value, End of Period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00
Total Return [2]	1.57%		2.87%	1.76	% [3]	0.60%		0.63%	1.06%

Ratios to Average Net Assets:
Net expenses	0.52	% [4]	0.52%	0.51%		0.59%		0.59%	0.59%
Net investment income	3.14	% [4]	2.81%	1.77%		0.59%		0.64%	1.04%
Expense waiver/reimbursement [5]	0.49	% [4]	0.51%	0.52%		0.44%		0.43%	0.42%
Supplemental Data:
Net assets, end of period (000 omitted)	$643,822		$642,643	$782,000		$631,875		$909,198	$1,051,387

1 Represents less than $0.001.

2 Based on net asset value. Total returns for periods of less than one year are not annualized.

3 During the period, the Fund was reimbursed by the Adviser, which had an impact of 0.04% on the total return.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights-Cash II Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended October 31,
	4/30/2007		2006	2005		2004		2003	2002
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00
Income From Investment Operations:
Net investment income	0.014		0.026	0.015		0.004		0.005	0.009
Net realized gain (loss) on investments	0.000	[1]	0.000 [1]	0.000	[1]	(0.000	) [1]	0.000 [1]	(0.000	) [1]
TOTAL FROM INVESTMENT OPERATIONS	0.014		0.026	0.015		0.004		0.005	0.009
Less Distributions:
Distributions from net investment income	(0.014)		(0.026)	(0.015)		(0.004)		(0.005)	(0.009)
Distributions from net realized gain on investments	(0.000	) [1]	--	--		--		--	--
TOTAL DISTRIBUTIONS	(0.014)		(0.026)	(0.015)		(0.004)		(0.005)	(0.009)
Net Asset Value, End of Period	$1.00		$1.00	$1.00		$1.00		$1.00	$1.00
Total Return [2]	1.45%		2.64%	1.55	% [3]	0.44%		0.47%	0.89%

Ratios to Average Net Assets:
Net expenses	0.75	% [4]	0.75%	0.72%		0.75%		0.75%	0.75%
Net investment income	2.90	% [4]	2.53%	1.58%		0.44%		0.46%	0.88%
Expense waiver/reimbursement [5]	0.29	% [4]	0.29%	0.33%		0.28%		0.27%	0.26%
Supplemental Data:
Net assets, end of period (000 omitted)	$173,967		$197,149	$321,477		$212,914		$197,030	$171,868

1 Represents less than $0.001.

2 Based on net asset value. Total returns for periods of less than one year are not annualized.

3 During the period, the Fund was reimbursed by the Adviser, which had an impact of 0.03% on the total return.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2007		Year Ended 10/31/2006	Period Ended 10/31/2005	[1]
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00
Income From Investment Operations:
Net investment income	0.017		0.031	0.017
Net realized gain on investments	0.000	[2]	0.000 [2]	0.000	[2]
TOTAL FROM INVESTMENT OPERATIONS	0.017		0.031	0.017
Less Distributions:
Distributions from net investment income	(0.017)		(0.031)	(0.017)
Distributions from net realized gain on investments	(0.000	) [2]	--	--
TOTAL DISTRIBUTIONS	(0.017)		(0.031)	(0.017)
Net Asset Value, End of Period	$1.00		$1.00	$1.00
Total Return [3]	1.68%		3.10%	1.69	% [4]

Ratios to Average Net Assets:
Net expenses	0.30	% [5]	0.31%	0.27	% [5]
Net investment income	3.35	% [5]	3.15%	2.29	% [5]
Expense waiver/reimbursement [6]	0.24	% [5]	0.33%	0.54	% [5]
Supplemental Data:
Net assets, end of period (000 omitted)	$305,401		$416,538	$154,562

1 Reflects operations for the period from January 18, 2005 (date of initial public investment) to October 31, 2005.

2 Represents less than $0.001.

3 Based on net asset value. Total returns for periods of less than one year are not annualized.

4 During the period, the Fund was reimbursed by the Adviser, which had an impact of 0.03% on the total return.

5 Computed on an annualized basis.

6 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Cash Series Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2007		Year Ended 10/31/2006	Period Ended 10/31/2005	[1]
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00
Income From Investment Operations:
Net investment income	0.013		0.024	0.011
Net realized gain on investments	0.000	[2]	0.000 [2]	0.000	[2]
TOTAL FROM INVESTMENT OPERATIONS	0.013		0.024	0.011
Less Distributions:
Distributions from net investment income	(0.013)		(0.024)	(0.011)
Distributions from net realized gain on investments	(0.000	) [2]	--	--
TOTAL DISTRIBUTIONS	(0.013)		(0.024)	(0.011)
Net Asset Value, End of Period	$1.00		$1.00	$1.00
Total Return [3]	1.33%		2.38%	1.14	% [4]

Ratios to Average Net Assets:
Net expenses	1.00	% [5]	1.00%	0.97	% [5]
Net investment income	2.66	% [5]	2.34%	1.60	% [5]
Expense waiver/reimbursement [6]	0.39	% [5]	0.40%	0.43	% [5]
Supplemental Data:
Net assets, end of period (000 omitted)	$216,110		$185,817	$218,959

1 Reflects operations for the period from January 18, 2005 (date of initial public investment) to October 31, 2005.

2 Represents less than $0.001.

3 Based on net asset value. Total returns for periods of less than one year are not annualized.

4 During the period, the Fund was reimbursed by the Adviser, which had an impact of 0.03% on the total return.

5 Computed on an annualized basis.

6 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2006 to April 30, 2007.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 11/1/2006	Ending Account Value 4/30/2007	Expenses Paid During Period [1]
Actual:
Institutional Service Shares	$1,000	$1,015.70	$2.60
Cash II Shares	$1,000	$1,014.50	$3.75
Institutional Shares	$1,000	$1,016.80	$1.50
Cash Series Shares	$1,000	$1,013.30	$4.99
Hypothetical (assuming a 5% return before expenses):
Institutional Service Shares	$1,000	$1,022.22	$2.61
Cash II Shares	$1,000	$1,021.08	$3.76
Institutional Shares	$1,000	$1,023.31	$1.51
Cash Series Shares	$1,000	$1,019.84	$5.01

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The annualized net expense ratios are as follow:

Institutional Service Shares	0.52%
Cash II Shares	0.75%
Institutional Shares	0.30%
Cash Series Shares	1.00%

Portfolio of Investments Summary Tables

At April 30, 2007, the Fund's portfolio composition 1 was as follows:

Percentage of Total Net Assets
Variable Rate Instruments	77.8%
Municipal Notes	19.1%
Commercial Paper	2.6%
Other Assets and Liabilities--Net [2]	0.5%
TOTAL	100.0%

At April 30, 2007, the Fund's effective maturity schedule 3 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	77.8%
8-30 Days	1.2%
31-90 Days	10.6%
91-180 Days	6.4%
181 Days or more	3.5%
Other Assets and Liabilities--Net [2]	0.5%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of these investments.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

April 30, 2007 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--99.5% [1,2]
		New Jersey--1.1%
$5,000,000	[3,4]	ABN AMRO MuniTOPS Certificates Trust (New York/New Jersey AMT)/ (Series 2006-87) Weekly VRDNs (Port Authority of New York and New Jersey)/(FSA INS)/(ABN AMRO Bank NV, Amsterdam LIQ), 4.020%, 5/3/2007	$5,000,000
10,000,000	[3,4]	Port Authority of New York and New Jersey, ROCs (Series 664) Weekly VRDNs (Citibank N.A., New York LIQ), 3.970%, 5/3/2007	10,000,000
		TOTAL	15,000,000
		New York--98.4%
8,500,000		Albany City School District, NY, 4.00% RANs, 10/17/2007	8,515,028
5,700,000		Amherst, NY IDA, (Series 2006B) Weekly VRDNs (Daemen College)/(Radian Asset Assurance INS)/(Manufacturers & Traders Trust Co., Buffalo, NY LIQ), 4.000%, 5/3/2007	5,700,000
4,000,000		Amityville, NY Union Free School District, 4.50% TANs, 6/28/2007	4,005,114
10,556,000		Amsterdam, NY Enlarged City School District, 4.50% BANs, 6/20/2007	10,564,366
5,400,000		Camden, NY CSD, 4.50% RANs, 6/29/2007	5,405,455
3,755,000		Cattaraugus County, NY IDA, (Series 1999A) Weekly VRDNs (Gernatt Asphalt Products, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 4.070%, 5/3/2007	3,755,000
2,700,000		Cayuga County, NY IDA, (Series 1998) Weekly VRDNs (NFR Northeast, Inc.)/(Citizens Bank of Pennsylvania LOC), 4.080%, 5/2/2007	2,700,000
5,600,000		Chautauqua County, NY IDA, The Carriage House Companies, (Series 1985) Weekly VRDNs (The Red Wing Co., Inc.)/(Wachovia Bank N.A. LOC), 3.950%, 5/3/2007	5,600,000
4,750,000		Chautauqua Lake, NY CSD, 4.00% BANs, 6/28/2007	4,753,095
1,988,000		Clarence, NY CSD, 4.50% BANs, 7/26/2007	1,990,701
2,000,000		Clarence, NY CSD, 4.50% TANs, 6/29/2007	2,002,024
8,550,000		Clinton County, NY IDA, (Series 2002A) Weekly VRDNs (Champlain Valley Physicians Hospital Medical Center)/(Radian Asset Assurance INS)/(Key Bank, N.A. LIQ), 3.940%, 5/3/2007	8,550,000
7,000,000		Connetquot, NY CSD, 4.25% TANs, 6/27/2007	7,006,681
3,500,000		Corning, NY City School District, 4.25% BANs, 6/29/2007	3,502,614
4,850,000		Dunkirk, NY, 4.25% BANs, 9/13/2007	4,858,814
3,725,000		Dutchess County, NY IDA, (Series 2005) Weekly VRDNs (Lutheran Center at Poughkeepsie, Inc.)/(Key Bank, N.A. LOC), 3.990%, 5/3/2007	3,725,000
3,900,000		East Rochester, NY Housing Authority, (Series 2001: Daniel's Creek at Baytowne) Weekly VRDNs (Seabury Associates LP)/(HSBC Bank USA LOC), 4.020%, 5/3/2007	3,900,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		New York--continued
$1,000,000		Eastport South Manor, NY CSD, 4.50% TANs, 6/28/2007	$1,000,918
8,750,000		Elmira, NY City School District, 4.00% BANs, 3/20/2008	8,776,104
4,800,000		Erie County, NY IDA, (Series 2002: Civic Facility Revenue Bonds) Weekly VRDNs (People, Inc.)/(Key Bank, N.A. LOC), 4.010%, 5/3/2007	4,800,000
3,810,000		Erie County, NY IDA, IDRB (Series 1994) Weekly VRDNs (Servotronics, Inc. Project)/(Bank of America N.A. LOC), 4.120%, 5/3/2007	3,810,000
1,750,000	[3,4]	GS Pool Trust (Series 2006-55TP) Weekly VRDNs (IXIS Financial Products Inc. INS)/(Goldman Sachs Group, Inc. LIQ), 4.020%, 5/3/2007	1,750,000
5,519,353		Geneva, NY, (Series 2007A), 4.00% BANs, 5/22/2008	5,534,145
8,350,000		Green Island, NY Union Free School District, 4.50% BANs, 6/26/2007	8,359,249
5,590,000		Hempstead (town), NY IDA MFH, (Series 2006) Weekly VRDNs (Hempstead Village Housing Associates LP)/(JPMorgan Chase Bank, N.A. LOC), 4.010%, 5/3/2007	5,590,000
10,411,001	[3,4]	Hempstead, NY IDA, (Series 2003 FR/RI-F13J) Weekly VRDNs (FCD Lynbrook LLC)/(Lehman Brothers Holdings, Inc. SWP), 4.050%, 5/2/2007	10,411,001
25,000,000	[3,4]	Hudson Yards Infrastructure Corp. NY, EAGLES (Series 2007-0030) Weekly VRDNs (FGIC INS)/(Landesbank Hessen-Thueringen LIQ), 3.970%, 5/3/2007	25,000,000
8,027,606		Ithaca, NY, (Series 2007A), 4.00% BANs, 1/17/2008	8,049,764
10,317,749		Ithaca, NY, 4.50% BANs, 8/3/2007	10,337,200
3,699,200		Lakeland, NY CSD of Shrub Oak, 4.25% BANs, 9/6/2007	3,706,698
4,254,844		Liverpool, NY CSD, (Series 2006A), 4.50% BANs, 6/29/2007	4,260,514
12,400,000		Liverpool, NY CSD, 4.50% RANs, 7/6/2007	12,412,501
7,000,000		Livingston County, NY, 4.50% BANs, 8/2/2007	7,012,877
9,665,000		Madison County, NY IDA, (Series 1999A) Weekly VRDNs (Cazenovia College)/ (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 4.020%, 5/3/2007	9,665,000
3,400,000		Madison County, NY IDA, (Series A) Weekly VRDNs (Owl Wire and Cable)/(Key Bank, N.A. LOC), 4.080%, 5/2/2007	3,400,000
5,995,000	[3,4]	Metropolitan Transportation Authority, NY, (PA-1027) Weekly VRDNs (MTA Transportation Revenue)/(AMBAC INS)/(Merrill Lynch & Co., Inc. LIQ), 3.960%, 5/3/2007	5,995,000
10,000,000	[3,4]	Metropolitan Transportation Authority, NY, MERLOTS (Series 2000F) Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ), 3.990%, 5/2/2007	10,000,000
9,395,000	[3,4]	Metropolitan Transportation Authority, NY, MERLOTS (Series 1997C) Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ), 3.990%, 5/2/2007	9,395,000
5,659,000	[3,4]	Metropolitan Transportation Authority, NY, Piper Variable Certificates (Series 2002F) Weekly VRDNs (MTA Transportation Revenue)/(AMBAC INS)/(Bank of New York LIQ), 3.970%, 5/3/2007	5,659,000
14,565,000	[3,4]	Metropolitan Transportation Authority, NY, ROCs (Series 7024) Weekly VRDNs (MTA Dedicated Tax Fund)/(MBIA Insurance Corp. INS)/(Citigroup, Inc. LIQ), 3.970%, 5/3/2007	14,565,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		New York--continued
$8,000,000		Mineola, NY Union Free School District, 4.00% BANs, 1/18/2008	$8,020,501
1,705,000		Monroe County, NY IDA, (Series 2000) Weekly VRDNs (Eldre Corp.)/(JPMorgan Chase Bank, N.A. LOC), 4.200%, 5/3/2007	1,705,000
1,640,000		Monroe County, NY IDA, (Series 2004) Weekly VRDNs (Al Sigl Center for Rehabilitation Agencies, Inc. Civic Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.990%, 5/3/2007	1,640,000
9,455,000		Monroe County, NY IDA, (Series 2005) Weekly VRDNs (Cherry Ridge Apartments, LLC)/(HSBC Bank USA LOC), 3.950%, 5/3/2007	9,455,000
1,750,000		Monroe County, NY IDA, (Series 2005) Weekly VRDNs (Cherry Ridge Independent Living, LLC)/(HSBC Bank USA LOC), 3.950%, 5/3/2007	1,750,000
7,190,000		Monroe County, NY IDA, (Series 2005) Weekly VRDNs (Cherry Ridge Independent Living, LLC)/(HSBC Bank USA LOC), 3.950%, 5/3/2007	7,190,000
14,625,000		Monroe County, NY IDA, (Series 2005) Weekly VRDNs (Glen at Cherry Ridge, LLC)/(HSBC Bank USA LOC), 3.950%, 5/3/2007	14,625,000
4,700,000		Monroe County, NY IDA, (Series 2005) Weekly VRDNs (YMCA of Greater Rochester)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.970%, 5/3/2007	4,700,000
9,730,000		Nassau County, NY IDA, (Series 2005) Weekly VRDNs (North Shore Hebrew Academy High School)/(Comerica Bank LOC), 3.940%, 5/3/2007	9,730,000
10,000,000	[3,4]	Nassau County, NY IDA, ROCs (Series 738CE) Weekly VRDNs (Mill River Residences)/(Citibank N.A., New York LIQ)/(Citibank N.A., New York LOC), 4.020%, 5/3/2007	10,000,000
9,820,000		New York City, NY IDA, (Series 2000) Weekly VRDNs (Jewish Board of Family and Children's Services, Inc.)/(Allied Irish Banks PLC LOC), 3.930%, 5/2/2007	9,820,000
14,300,000		New York City, NY IDA, (Series 2000) Weekly VRDNs (Jewish Community Center on the Upper West Side, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.970%, 5/3/2007	14,300,000
4,700,000		New York City, NY IDA, (Series 2000) Weekly VRDNs (National Center on Addiction and Substance Abuse at Columbia University)/(JPMorgan Chase Bank, N.A. LOC), 3.950%, 5/3/2007	4,700,000
1,195,000		New York City, NY IDA, (Series 2001) Weekly VRDNs (Village Community School)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.990%, 5/3/2007	1,195,000
5,845,000		New York City, NY IDA, (Series 2003) Weekly VRDNs (Professional Children's School)/(Wachovia Bank N.A. LOC), 3.950%, 5/3/2007	5,845,000
3,110,000		New York City, NY IDA, (Series 2004) Weekly VRDNs (Allen-Stevenson School)/(Allied Irish Banks PLC LOC), 3.940%, 5/3/2007	3,110,000
5,255,000		New York City, NY IDA, (Series 2004) Weekly VRDNs (Seamen's Society for Children and Families)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 3.970%, 5/3/2007	5,255,000
5,415,000		New York City, NY IDA, (Series 2004) Weekly VRDNs (Super-Tek Products, Inc.)/(Citibank N.A., New York LOC), 3.990%, 5/3/2007	5,415,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		New York--continued
$7,400,000		New York City, NY IDA, (Series 2004A) Weekly VRDNs (Institute for Community Living, Inc.)/(HSBC Bank USA LOC), 3.950%, 5/3/2007	$7,400,000
2,245,000		New York City, NY IDA, (Series 2005) Weekly VRDNs (French Institute-Alliance Francaise de New York-Federation of French Alliances in the United States)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.990%, 5/3/2007	2,245,000
2,875,000		New York City, NY IDA, (Series 2006) Weekly VRDNs (Spence-Chapin Services to Families and Children)/(Allied Irish Banks PLC LOC), 3.940%, 5/3/2007	2,875,000
5,515,000		New York City, NY IDA, Civic Facility Revenue Bonds, (Series 2000) Weekly VRDNs (Columbia Grammar & Preparatory School)/(Allied Irish Banks PLC LOC), 3.940%, 5/3/2007	5,515,000
3,500,000		New York City, NY IDA, IDRBs, (Series 2003) Weekly VRDNs (Novelty Crystal Corp.)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 4.040%, 5/3/2007	3,500,000
9,000,000		New York City, NY IDA, Liberty Revenue Bonds, (Series 2004 A) Weekly VRDNs (One Bryant Park LLC)/(Bayerische Landesbank (GTD) INV)/(Bank of America N.A. and Citibank N.A., New York LOCs), 3.970%, 5/2/2007	9,000,000
9,500,000		New York City, NY IDA, Liberty Revenue Bonds, (Series 2004 B) Daily VRDNs (One Bryant Park LLC)/(Bayerische Landesbank (GTD) INV)/(Bank of America N.A. and Citibank N.A., New York LOCs), 4.040%, 5/1/2007	9,500,000
2,200,000	[3,4]	New York City, NY IDA, ROCs (Series 523CE) Weekly VRDNs (7 World Trade Center LLC)/(Citibank N.A., New York LIQ)/(Citibank N.A., New York LOC), 3.970%, 5/3/2007	2,200,000
15,000,000	[3,4]	New York City, NY Municipal Water Finance Authority, (PA-1421R) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.960%, 5/3/2007	15,000,000
3,240,000	[3,4]	New York City, NY Municipal Water Finance Authority, (PA-523) Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ), 3.960%, 5/3/2007	3,240,000
20,000,000		New York City, NY Municipal Water Finance Authority, (Series 5), 3.70% CP, Mandatory Tender 6/14/2007	20,000,000
15,000,000		New York City, NY Municipal Water Finance Authority, (Series 6), 3.82% CP, Mandatory Tender 5/16/2007	15,000,000
32,175,000	[3,4]	New York City, NY Municipal Water Finance Authority, EAGLES (Series 2007-035) Weekly VRDNs (Bayerische Landesbank LIQ), 3.960%, 5/3/2007	32,175,000
13,900,000	[3,4]	New York City, NY Municipal Water Finance Authority, Floater Certificates (Series 2006-1501) Weekly VRDNs (Morgan Stanley LIQ), 3.960%, 5/3/2007	13,900,000
4,930,000	[3,4]	New York City, NY Municipal Water Finance Authority, ROCs (Series 380) Weekly VRDNs (AMBAC INS)/(Citibank N.A., New York LIQ), 3.970%, 5/3/2007	4,930,000
40,385,000	[3,4]	New York City, NY Municipal Water Finance Authority, ROCs (Series 404) Weekly VRDNs (Citibank N.A., New York LIQ), 3.970%, 5/3/2007	40,385,000
4,500,000	[3,4]	New York City, NY Municipal Water Finance Authority, ROCs (Series 602) Weekly VRDNs (Citibank N.A., New York LIQ), 3.970%, 5/3/2007	4,500,000
12,205,000	[3,4]	New York City, NY Transitional Finance Authority, (Series 1999B) MERLOTS Weekly VRDNs (Wachovia Bank N.A. LIQ), 3.990%, 5/2/2007	12,205,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		New York--continued
$8,000,000	[3,4]	New York City, NY Transitional Finance Authority, PUTTERs (Series 1741) Weekly VRDNs (TFA State/School Building Aid)/(FGIC INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.960%, 5/3/2007	$8,000,000
4,975,000	[3,4]	New York City, NY Transitional Finance Authority, Piper Certificates (Series 2002E) Weekly VRDNs (Bank of New York LIQ), 3.970%, 5/3/2007	4,975,000
11,400,000		New York City, NY, (Fiscal 2006 Series I-5) Daily VRDNs (CALPERS (California Public Employees Retirement System) LOC), 4.080%, 5/1/2007	11,400,000
3,750,000	[3,4]	New York City, NY, (PA-1363) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.970%, 5/3/2007	3,750,000
7,085,000	[3,4]	New York City, NY, (PT-2848) Weekly VRDNs (Dexia Credit Local LIQ)/(Dexia Credit Local LOC), 3.970%, 5/3/2007	7,085,000
6,440,000	[3,4]	New York City, NY, (PT-3821) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.970%, 5/3/2007	6,440,000
31,045,000	[3,4]	New York City, NY, (PT-3844) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.970%, 5/3/2007	31,045,000
1,870,000	[3,4]	New York City, NY, (PUTTERs Series 1341) Weekly VRDNs (MBIA Insurance Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.960%, 5/3/2007	1,870,000
18,960,000	[3,4]	New York City, NY, (ROCs Series 251) Weekly VRDNs (Citigroup Global Markets Holdings, Inc. GTD)/(Citigroup, Inc. LIQ), 3.990%, 5/3/2007	18,960,000
12,500,000	[3,4]	New York City, NY, (Series 2006 FR/RI-FP2) Weekly VRDNs (Lehman Brothers Holdings, Inc. SWP), 4.000%, 5/2/2007	12,500,000
10,705,000	[3,4]	New York City, NY, PUTTERs (Series 1299) Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.960%, 5/3/2007	10,705,000
20,720,000	[3,4]	New York City, NY, PUTTERs (Series 1381) Weekly VRDNs (AMBAC INS)/ (JPMorgan Chase Bank, N.A. LIQ), 3.960%, 5/3/2007	20,720,000
10,325,000		New York City, NY, UT GO Bonds, (Fiscal 2004 Series G), 5.00% Bonds, 8/1/2007	10,360,557
7,450,000	[3,4]	New York Convention Center Development Corp., PUTTERs (Series 1247Z) Weekly VRDNs (AMBAC INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.960%, 5/3/2007	7,450,000
18,750,000	[3,4]	New York Liberty Development Corp., AUSTIN (Series 2005Q) Weekly VRDNs (Goldman Sachs Group, Inc.)/(Bank of America N.A. LIQ), 3.960%, 5/3/2007	18,750,000
9,400,000	[3,4]	New York Liberty Development Corp., ROCs (Series 538) Weekly VRDNs (Goldman Sachs Group, Inc.)/(Citibank N.A., New York LIQ), 3.970%, 5/3/2007	9,400,000
7,300,000		New York State Dormitory Authority, (Series 2005) Weekly VRDNs (Mt. St. Mary College)/(Radian Asset Assurance INS)/(Citizens Bank N.A. LIQ), 4.000%, 5/3/2007	7,300,000
18,290,000		New York State Dormitory Authority, (Series 2005) Weekly VRDNs (Park Ridge Hospital, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 3.940%, 5/3/2007	18,290,000
6,350,000		New York State Dormitory Authority, (Series 2005) Weekly VRDNs (Pratt Institute)/(Radian Asset Assurance INS)/(Bank of New York LIQ), 4.000%, 5/3/2007	6,350,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		New York--continued
$7,500,000	[3,4]	New York State Dormitory Authority, MERLOTS (Series 2000 X) Weekly VRDNs (Memorial Sloan-Kettering Cancer Center)/(MBIA Insurance Corp. INS)/(Bank of New York LIQ), 3.990%, 5/2/2007	$7,500,000
4,750,000	[3,4]	New York State Dormitory Authority, PT-75 Weekly VRDNs (Ellis Hospital)/(MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 3.960%, 5/3/2007	4,750,000
5,795,000	[3,4]	New York State Dormitory Authority, Variable Rate Certificate (Series 2001-D) Weekly VRDNs (Mount Sinai School of Medicine)/(MBIA Insurance Corp. INS)/(Bank of America N.A. LIQ), 3.960%, 5/3/2007	5,795,000
23,975,000	[3,4]	New York State Energy Research & Development Authority, (Series 2002 FR/RI-F9J) Weekly VRDNs (Consolidated Edison Co.)/(Lehman Brothers Holdings, Inc. SWP), 4.120%, 5/2/2007	23,975,000
6,400,000	[3,4]	New York State Environmental Facilities Corp. State Clean Water and Drinking Water, ROCs (Series 4001) Weekly VRDNs (Citigroup, Inc. LIQ), 3.970%, 5/3/2007	6,400,000
1,000,000		New York State HFA, (Series 2006A: 250 East 60th Street Apartments) Weekly VRDNs (250 East 60th Street Associates LP)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 4.010%, 5/2/2007	1,000,000
10,000,000		New York State HFA, (Series 2006A: Related-East 21st Street Housing) Weekly VRDNs (321 East 21st Street Associates LLC)/(Landesbank Hessen-Thueringen LOC), 4.010%, 5/2/2007	10,000,000
16,495,000	[3,4]	New York State Mortgage Agency, (PA-422) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.970%, 5/3/2007	16,495,000
10,000,000	[3,4]	New York State Thruway Authority, (PA-532) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.960%, 5/3/2007	10,000,000
5,185,000	[3,4]	New York State Thruway Authority, ROCs (Series 6093) Weekly VRDNs (New York State Personal Income Tax Revenue Bond Fund)/(Citigroup, Inc. LIQ), 3.970%, 5/3/2007	5,185,000
17,875,000	[3,4]	New York State Urban Development Corp., (PT-4008), 3.69% TOBs (MBIA Insurance Corp. INS)/(Dexia Credit Local LIQ), Optional Tender 10/11/2007	17,875,000
16,475,000	[3,4]	New York State Urban Development Corp., (PT-4009), 3.69% TOBs (MBIA Insurance Corp. INS)/(Dexia Credit Local LIQ), Optional Tender 10/11/2007	16,475,000
6,230,000	[3,4]	Newburgh, NY IDA, (PT-2504) Weekly VRDNs (Belvedere Housing LP)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 4.030%, 5/3/2007	6,230,000
5,000,000		Niagara County, NY IDA, (Series 2001B) Weekly VRDNs (Niagara University)/ (Radian Asset Assurance INS)/(HSBC Bank USA LIQ), 3.950%, 5/3/2007	5,000,000
11,815,000		North Greenbush, NY, 4.00% BANs, 4/18/2008	11,851,222
5,725,000		Onondaga County, NY IDA, (Series 1999A) Weekly VRDNs (Christian Brothers Academy of Syracuse, NY)/(Key Bank, N.A. LOC), 4.010%, 5/3/2007	5,725,000
1,250,000		Onondaga County, NY IDA, (Series 2000) Weekly VRDNs (M.S. Kennedy Corp.)/(Key Bank, N.A. LOC), 4.080%, 5/3/2007	1,250,000
4,510,000		Onondaga County, NY IDA, (Series 2003A) Weekly VRDNs (Crouse Health Hospital, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 4.010%, 5/2/2007	4,510,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		New York--continued
$4,575,000		Onondaga County, NY IDA, (Series 2005) Weekly VRDNs (Jewish Home of Central New York Residential Living, Inc.)/(Key Bank, N.A. LOC), 3.960%, 5/3/2007	$4,575,000
1,725,000		Onondaga County, NY Weekly VRDNs (Grainger (W.W.), Inc.), 4.125%, 5/2/2007	1,725,000
12,600,000		Ontario County, NY Industrial Development Agency, (Series 2003B) Weekly VRDNs (Frederick Ferris Thompson Hospital)/(Key Bank, N.A. LOC), 3.930%, 5/2/2007	12,600,000
450,000		Ontario, NY IDA Weekly VRDNs (Hillcrest Enterprises/Buckeye Corrugated)/(National City Bank LOC), 4.160%, 5/2/2007	450,000
6,000,000		Orange County, NY IDA, (Series 2002) Weekly VRDNs (Tuxedo Park School)/ (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 4.010%, 5/3/2007	6,000,000
4,650,000		Oswego County, NY IDA, (Series 2003) Weekly VRDNs (Oswego College Foundation, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 4.010%, 5/3/2007	4,650,000
4,605,000	[3,4]	Port Authority of New York and New Jersey, (PT-440) Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ), 3.970%, 5/3/2007	4,605,000
15,000,000		Port Authority of New York and New Jersey, (Series 1989-2) Weekly VRDNs, 3.780%, 5/1/2007	15,000,000
15,000,000		Port Authority of New York and New Jersey, (Series 1989-3/4) Weekly VRDNs, 3.780%, 5/1/2007	15,000,000
12,400,000		Port Authority of New York and New Jersey, Equipment Note Agreement (Series 2002-1) Weekly VRDNs, 3.950%, 5/2/2007	12,400,000
4,575,000		Port Authority of New York and New Jersey, Equipment Note Agreement (Series 2006-5) Weekly VRDNs, 3.950%, 5/3/2007	4,575,000
4,050,000	[3,4]	Port Authority of New York and New Jersey, MERLOTS (Series 2007C-1) Weekly VRDNs (FSA INS)/(Bank of New York LIQ), 4.040%, 5/2/2007	4,050,000
2,400,000		Rensselaer County, NY IDA, (Series 2002A) Weekly VRDNs (Sage Colleges)/ (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 4.010%, 5/3/2007	2,400,000
5,040,000		Rensselaer County, NY IDA, Civic Facility Revenue Bonds, (Series 2003A) Weekly VRDNs (WMHT Educational Telecommunications)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 4.020%, 5/2/2007	5,040,000
4,500,000		Riverhead, NY IDA, IDRB (Series 1998) Weekly VRDNs (Altaire Pharmaceuticals, Inc.)/(Mellon Bank N.A., Pittsburgh LOC), 4.130%, 5/3/2007	4,500,000
4,555,000		Rockland County, NY IDA, (Series 2001) Weekly VRDNs (Gussack Realty Co./Tappan Wire and Cable, Inc.)/(Bank of New York LOC), 4.000%, 5/2/2007	4,555,000
5,050,000		Rockland County, NY IDA, (Series 2005A) Weekly VRDNs (Piccini Industries Ltd.)/(Wachovia Bank N.A. LOC), 4.000%, 5/3/2007	5,050,000
7,340,000		Rockland County, NY IDA, (Series 2006A) Weekly VRDNs (Dominican College of Blauvelt)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 3.980%, 5/3/2007	7,340,000
5,440,000	[3,4]	Rockland Tobacco Asset Securitization Corporation, NY, (PA-1345) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.970%, 5/3/2007	5,440,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		New York--continued
$1,500,000		Salamanca, NY City School District, (2006), 4.75% BANs, 5/11/2007	$1,500,296
12,000,000		Salamanca, NY City School District, (2006A), 4.50% BANs, 6/15/2007	12,010,682
5,685,000	[3,4]	Sales Tax Asset Receivable Corp., NY, ROCs (Series 6084) Weekly VRDNs (MBIA Insurance Corp. INS)/(Citigroup, Inc. LIQ), 3.970%, 5/3/2007	5,685,000
12,363,000		Sauquoit Valley, NY CSD, 4.00% BANs, 6/22/2007	12,369,886
5,000,000		South Glens Falls, NY CSD, 4.50% RANs, 6/19/2007	5,005,175
1,440,000		Southeast, NY IDA, IDRB (Series 1995) Weekly VRDNs (Dairy Conveyor Corp.)/(JPMorgan Chase Bank, N.A. LOC), 4.000%, 5/3/2007	1,440,000
3,068,092		Southern Cayuga, NY CSD, (Series 2006A), 4.50% BANs, 6/15/2007	3,071,191
2,000,000		Southern Cayuga, NY CSD, (Series 2006B), 4.50% BANs, 6/15/2007	2,002,020
6,665,000		Spencerport (village), NY, 4.25% BANs, 9/6/2007	6,678,523
1,110,000		Suffolk County, NY IDA, (Series 1997B) Weekly VRDNs (Maryhaven Center of Hope)/(Key Bank, N.A. LOC), 4.010%, 5/2/2007	1,110,000
5,500,000		Syracuse, NY IDA, (Series 2003A) Weekly VRDNs (Crouse Health Hospital, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 4.010%, 5/2/2007	5,500,000
30,505,000	[3,4]	TSASC, Inc. NY, Tobacco Settlement Asset Backed Bonds, (PA-1356) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.980%, 5/3/2007	30,505,000
21,435,000	[3,4]	TSASC, Inc. NY, Tobacco Settlement Asset-Backed Bonds, (PA-1355) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.980%, 5/3/2007	21,435,000
20,700,000	[3,4]	TSASC, Inc. NY, Tobacco Settlement Asset-Backed Bonds, (PA-1359) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 4.010%, 5/3/2007	20,700,000
5,600,000	[3,4]	TSASC, Inc. NY, Tobacco Settlement Asset-Backed Bonds, ROCs (Series 519CE) Weekly VRDNs (Citibank N.A., New York LIQ)/(Citibank N.A., New York LOC), 3.980%, 5/3/2007	5,600,000
7,000,000		Tarrytowns, NY Union Free School District, 4.50% TANs, 6/15/2007	7,005,405
795,000	[3,4]	Triborough Bridge & Tunnel Authority, NY, PUTTERs (Series 304) Weekly VRDNs (MBIA Insurance Corp. INS)/(JPMorgan Chase & Co. LIQ), 3.960%, 5/3/2007	795,000
9,280,000	[3,4]	Triborough Bridge & Tunnel Authority, NY, ROCs (Series 7025) Weekly VRDNs (Citigroup, Inc. LIQ), 3.970%, 5/3/2007	9,280,000
1,295,000		Ulster County, NY IDA, (Series 2001A) Weekly VRDNs (Northeast Panel & Truss LLC)/(ABN AMRO Bank NV, Amsterdam LOC), 4.070%, 5/3/2007	1,295,000
7,965,000		Union Endicott, NY CSD, (2006A), 4.50% BANs, 6/18/2007	7,971,060
6,962,000		Watertown, NY Enlarged City School District, 4.00% BANs, 7/13/2007	6,967,873
1,140,000		Wayne County, NY IDA, (Series 1999) Weekly VRDNs (Paul T. Freund Corp. Facility)/(JPMorgan Chase Bank, N.A. LOC), 4.200%, 5/3/2007	1,140,000
28,740,000	[3,4]	Westchester County, NY IDA, (MT-257) Weekly VRDNs (Ardsley Housing Associates LLC)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.990%, 5/3/2007	28,740,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		New York--continued
$4,330,000		Westchester County, NY IDA, (Series 2002) Weekly VRDNs (The Masters School)/(Allied Irish Banks PLC LOC), 3.940%, 5/3/2007	$4,330,000
5,000,000		Westchester County, NY IDA, (Series 2003) Weekly VRDNs (Rye Country Day School)/(Allied Irish Banks PLC LOC), 3.950%, 5/2/2007	5,000,000
4,778,000		Wheatfield, NY, 4.125% BANs, 2/15/2008	4,793,527
4,150,000		Wyoming County, NY IDA, (Series 1999A) Weekly VRDNs (TPI Arcade, Inc.)/(Regions Bank, Alabama LOC), 4.010%, 5/3/2007	4,150,000
3,150,000		Yates County, NY IDA, (Series 2003-A) Weekly VRDNs (Keuka College)/(Key Bank, N.A. LOC), 3.960%, 5/3/2007	3,150,000
15,000,000		Yonkers, NY IDA, (Series 2005) Weekly VRDNs (Main Street Lofts Yonkers LLC)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 4.020%, 5/3/2007	15,000,000
		TOTAL	1,317,601,781
		TOTAL MUNICIPAL INVESTMENTS--99.5% (AT AMORTIZED COST) [5]	1,332,601,781
		OTHER ASSETS AND LIABILITIES - NET--0.5%	6,697,665
		TOTAL NET ASSETS--100%	$1,339,299,446

Securities that are subject to the federal alternative minimum tax (AMT) represent 15.7% of the portfolio as calculated based upon total market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At April 30, 2007, the portfolio securities were rated as follows:

Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
96.3%	3.7%

2 Current rate and next reset date shown for Variable Rate Demand Notes.

3 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2007, these restricted securities amounted to $655,475,001, which represented 48.9% of total net assets.

4 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At April 30, 2007, these liquid restricted securities amounted to $655,475,001, which represented 48.9% of total net assets.

5 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2007.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
CP	--Commercial Paper
CSD	--Central School District
FGIC	--Financial Guaranty Insurance Company
FSA	--Financial Security Assurance
GO	--General Obligation
GTD	--Guaranteed
HFA	--Housing Finance Authority
IDA	--Industrial Development Authority
IDRB(s)	--Industrial Development Revenue Bond(s)
INS	--Insured
INV	--Investment Agreement
LIQ	--Liquidity Agreement
LOC(s)	--Letter(s) of Credit
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
MFH	--Multi-Family Housing
PUTTERs	--Puttable Tax-Exempt Receipts
RANs	--Revenue Anticipation Notes
ROCs	--Reset Option Certificates
SWP	--Swap Agreement
TANs	--Tax Anticipation Notes
TOBs	--Tender Option Bonds
TOPS	--Trust Obligation Participating Securities
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2007 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$1,332,601,781
Cash		228,824
Income receivable		13,375,914
Receivable for shares sold		104,821
TOTAL ASSETS		1,346,311,340
Liabilities:
Payable for investments purchased	$5,534,145
Payable for shares redeemed	102,326
Income distribution payable	1,020,546
Payable for distribution services fee (Note 4)	135,702
Payable for shareholder services fee (Note 4)	217,184
Accrued expenses	1,991
TOTAL LIABILITIES		7,011,894
Net assets for 1,339,264,207 shares outstanding		$1,339,299,446
Net Assets Consist of:
Paid-in capital		$1,339,264,207
Accumulated net realized gain on investments		35,516
Distributions in excess of net investment income		(277)
TOTAL NET ASSETS		$1,339,299,446
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Service Shares:
$643,821,638 ÷ 643,800,851 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash II Shares:
$173,967,106 ÷ 173,965,155 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Shares:
$305,400,661 ÷ 305,390,726 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash Series Shares:
$216,110,041 ÷ 216,107,475 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2007 (unaudited)

Investment Income:
Interest			$26,210,620
Expenses:
Investment adviser fee (Note 4)		$2,864,664
Administrative personnel and services fee (Note 4)		567,956
Custodian fees		29,654
Transfer and dividend disbursing agent fees and expenses		249,560
Directors'/Trustees' fees		5,126
Auditing fees		8,682
Legal fees		4,547
Portfolio accounting fees		88,086
Distribution services fee--Institutional Service Shares (Note 4)		859,225
Distribution services fee--Cash II Shares (Note 4)		224,554
Distribution services fee--Cash Series Shares (Note 4)		601,719
Shareholder services fee--Institutional Service Shares (Note 4)		770,014
Shareholder services fee--Cash II Shares (Note 4)		224,132
Shareholder services fee--Cash Series Shares (Note 4)		250,716
Account administration fee--Institutional Service Shares		1,947
Share registration costs		29,179
Printing and postage		29,599
Insurance premiums		6,609
Miscellaneous		2,521
TOTAL EXPENSES		6,818,490
Waivers and Reimbursement (Note 4):
Waiver of investment adviser fee	$(1,680,766)
Waiver of administrative personnel and services fee	(22,236)
Waiver of distribution services fee--Institutional Service Shares	(721,749)
Waiver of distribution services fee--Cash II Shares	(44,911)
Waiver of distribution services fee--Cash Series Shares	(150,430)
Reimbursement of shareholder services fee--Institutional Service Shares	(153,319)
TOTAL WAIVERS AND REIMBURSEMENT		(2,773,411)
Net expenses			4,045,079
Net investment income			22,165,541
Net realized gain on investments			38,848
Change in net assets resulting from operations			$22,204,389

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2007	Year Ended 10/31/2006
Increase (Decrease) in Net Assets
Operations:
Net investment income	$22,165,541	$39,649,837
Net realized gain on investments	38,848	48,626
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	22,204,389	39,698,463
Distributions to Shareholders:
Distributions from net investment income
Institutional Service Shares	(10,776,261)	(20,682,718)
Cash II Shares	(2,611,492)	(5,883,653)
Institutional Shares	(6,105,770)	(8,540,198)
Cash Series Shares	(2,670,550)	(4,544,745)
Distributions from net realized gain on investments
Institutional Service Shares	(19,023)	--
Cash II Shares	(5,336)	--
Institutional Shares	(14,021)	--
Cash Series Shares	(6,018)	--
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(22,208,471)	(39,651,314)
Share Transactions:
Proceeds from sale of shares	2,782,098,276	5,253,597,881
Net asset value of shares issued to shareholders in payment of distributions declared	17,017,615	30,983,344
Cost of shares redeemed	(2,901,959,082)	(5,319,480,275)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(102,843,191)	(34,899,050)
Change in net assets	(102,847,273)	(34,851,901)
Net Assets:
Beginning of period	1,442,146,719	1,476,998,620
End of period (including distributions in excess of net investment income of $(277) and $(1,745), respectively)	$1,339,299,446	$1,442,146,719

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2007 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 40 portfolios. The financial statements included herein are only those of New York Municipal Cash Trust (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Institutional Service Shares, Cash II Shares, Institutional Shares and Cash Series Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the personal income tax imposed by New York State and New York municipalities consistent with stability of principal. Interest income from the Fund's investments may be subject to the federal alternative minimum tax for individuals and corporations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Fund's Board of Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

Institutional Service Shares:	Six Months Ended 4/30/2007	Year Ended 10/31/2006
Shares sold	1,876,924,856	3,438,300,319
Shares issued to shareholders in payment of distributions declared	6,298,216	12,388,047
Shares redeemed	(1,882,050,715)	(3,590,072,884)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	1,172,357	(139,384,518)

Cash II Shares:	Six Months Ended 4/30/2007	Year Ended 10/31/2006
Shares sold	322,084,535	855,098,846
Shares issued to shareholders in payment of distributions declared	2,521,058	5,742,496
Shares redeemed	(347,783,747)	(985,171,674)
NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	(23,178,154)	(124,330,332)

Institutional Shares:	Six Months Ended 4/30/2007	Year Ended 10/31/2006
Shares sold	432,577,181	705,418,256
Shares issued to shareholders in payment of distributions declared	5,521,806	8,308,504
Shares redeemed	(549,236,489)	(451,760,417)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(111,137,502)	261,966,343

Cash Series Shares:	Six Months Ended 4/30/2007	Year Ended 10/31/2006
Shares sold	150,511,704	254,780,460
Shares issued to shareholders in payment of distributions declared	2,676,535	4,544,297
Shares redeemed	(122,888,131)	(292,475,300)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	30,300,108	(33,150,543)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(102,843,191)	(34,899,050)

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2007, the Adviser voluntarily waived $1,680,766 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2007, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $22,236 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Institutional Service Shares, Cash II Shares and Cash Series Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Institutional Service Shares	0.25%
Cash II Shares	0.25%
Cash Series Shares	0.60%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2007, FSC voluntarily waived $917,090 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2007, FSC retained $316,967 of fees paid by the Fund.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Institutional Service Shares, Cash II Shares, Institutional Shares and Cash Series Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended April 30, 2007, FSSC voluntarily reimbursed $153,319 of shareholder services fees. For the six months ended April 30, 2007, FSSC did not receive any fees paid by the Fund. For the six months ended April 30, 2007, the Fund's Institutional Shares did not incur a shareholder services fee.

Interfund Transactions

During the six months ended April 30, 2007, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $815,285,000 and $998,879,999, respectively.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

5. CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2007, 56.5% of the securities in the portfolio of investments is backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 11.6% of total investments.

6. LINE OF CREDIT

The Fund participates in a $150,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of April 30, 2007, there were no outstanding loans. During the six months ended April 30, 2007, the Fund did not utilize the LOC.

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

8. RECENT ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006. Recent SEC guidance allows implementing FIN 48 in fund net asset value (NAV) calculations as late as a fund's last NAV calculation in the first required financial statement reporting period. As a result, the Fund will adopt FIN 48 no later than April 30, 2008. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

In addition, in September 2006, FASB released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157) which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

Evaluation and Approval of Advisory Contract

NEW YORK MUNICIPAL CASH TRUST (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2006. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

Prior to the meeting, the Adviser had recommended that the Federated Funds appoint a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer appointed by the Funds has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below, which the Board considered, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for like services and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these considerations and was guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated Funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, and directed the preparation of independent reports, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups is of significance in judging the reasonableness of proposed fees.

During the year ending December 31, 2005, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated Funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs and the lack of consensus on how to allocate those costs causes such allocation reports to be of questionable value. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board also reviewed profitability information for Federated and other publicly held fund management companies, provided by the Senior Officer, who noted the limited availability of such information, and concluded that Federated's profit margins did not appear to be excessive.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in the portfolio management and distribution efforts supporting all of the Federated Funds and that the benefits of any economies, should they exist, were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

During the year ending December 31, 2005, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Board reviewed the fees, other expenses of the state-specific municipal cash trust funds and possible future reductions in gross advisory fees with the Adviser. The Board agreed to continuation of the Fund's advisory contract, noting among other factors, the positive impact of fee waivers that caused total expenses to appear reasonable. The Senior Officer noted that Federated appeared to provide appropriate administrative services to the Fund for the fees currently paid. For 2005, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates was satisfactory and was satisfied that the overall expense structure of the Fund remained competitive.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were relevant to every Federated Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

The Senior Officer also made recommendations relating to the organization and availability of data and verification of processes for purposes of implementing future evaluations which the Adviser has agreed to implement.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N310
Cusip 60934N294
Cusip 608919866
Cusip 608919858

8060106 (6/07)

Federated is a registered mark of Federated Investors, Inc. 2007 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

New York Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2007

Institutional Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2007		Year Ended 10/31/2006	Period Ended 10/31/2005	[1]
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00
Income From Investment Operations:
Net investment income	0.017		0.031	0.017
Net realized gain on investments	0.000	[2]	0.000 [2]	0.000	[2]
TOTAL FROM INVESTMENT OPERATIONS	0.017		0.031	0.017
Less Distributions:
Distributions from net investment income	(0.017)		(0.031)	(0.017)
Distributions from net realized gain on investments	(0.000	) [2]	--	--
TOTAL DISTRIBUTIONS	(0.017)		(0.031)	(0.017)
Net Asset Value, End of Period	$1.00		$1.00	$1.00
Total Return [3]	1.68%		3.10%	1.69	% [4]

Ratios to Average Net Assets:
Net expenses	0.30	% [5]	0.31%	0.27	% [5]
Net investment income	3.35	% [5]	3.15%	2.29	% [5]
Expense waiver/reimbursement [6]	0.24	% [5]	0.33%	0.54	% [5]
Supplemental Data:
Net assets, end of period (000 omitted)	$305,401		$416,538	$154,562

1 Reflects operations for the period from January 18, 2005 (date of initial public investment) to October 31, 2005.

2 Represents less than $0.001.

3 Based on net asset value. Total returns for periods of less than one year are not annualized.

4 During the period, the Fund was reimbursed by the Adviser, which had an impact of 0.03% on the total return.

5 Computed on an annualized basis.

6 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2006 to April 30, 2007.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 11/1/2006	Ending Account Value 4/30/2007	Expenses Paid During Period [1]
Actual	$1,000	$1,016.80	$1.50
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,023.31	$1.51

1 Expenses are equal to the Fund's annualized net expense ratio of 0.30%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Portfolio of Investments Summary Tables

At April 30, 2007, the Fund's portfolio composition 1 was as follows:

Percentage of Total Net Assets
Variable Rate Instruments	77.8%
Municipal Notes	19.1%
Commercial Paper	2.6%
Other Assets and Liabilities--Net [2]	0.5%
TOTAL	100.0%

At April 30, 2007, the Fund's effective maturity schedule 3 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	77.8%
8-30 Days	1.2%
31-90 Days	10.6%
91-180 Days	6.4%
181 Days or more	3.5%
Other Assets and Liabilities--Net [2]	0.5%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of these investments.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

April 30, 2007 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--99.5% [1,2]
		New Jersey--1.1%
$5,000,000	[3,4]	ABN AMRO MuniTOPS Certificates Trust (New York/New Jersey AMT)/ (Series 2006-87) Weekly VRDNs (Port Authority of New York and New Jersey)/(FSA INS)/(ABN AMRO Bank NV, Amsterdam LIQ), 4.020%, 5/3/2007	$5,000,000
10,000,000	[3,4]	Port Authority of New York and New Jersey, ROCs (Series 664) Weekly VRDNs (Citibank N.A., New York LIQ), 3.970%, 5/3/2007	10,000,000
		TOTAL	15,000,000
		New York--98.4%
8,500,000		Albany City School District, NY, 4.00% RANs, 10/17/2007	8,515,028
5,700,000		Amherst, NY IDA, (Series 2006B) Weekly VRDNs (Daemen College)/(Radian Asset Assurance INS)/(Manufacturers & Traders Trust Co., Buffalo, NY LIQ), 4.000%, 5/3/2007	5,700,000
4,000,000		Amityville, NY Union Free School District, 4.50% TANs, 6/28/2007	4,005,114
10,556,000		Amsterdam, NY Enlarged City School District, 4.50% BANs, 6/20/2007	10,564,366
5,400,000		Camden, NY CSD, 4.50% RANs, 6/29/2007	5,405,455
3,755,000		Cattaraugus County, NY IDA, (Series 1999A) Weekly VRDNs (Gernatt Asphalt Products, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 4.070%, 5/3/2007	3,755,000
2,700,000		Cayuga County, NY IDA, (Series 1998) Weekly VRDNs (NFR Northeast, Inc.)/(Citizens Bank of Pennsylvania LOC), 4.080%, 5/2/2007	2,700,000
5,600,000		Chautauqua County, NY IDA, The Carriage House Companies, (Series 1985) Weekly VRDNs (The Red Wing Co., Inc.)/(Wachovia Bank N.A. LOC), 3.950%, 5/3/2007	5,600,000
4,750,000		Chautauqua Lake, NY CSD, 4.00% BANs, 6/28/2007	4,753,095
1,988,000		Clarence, NY CSD, 4.50% BANs, 7/26/2007	1,990,701
2,000,000		Clarence, NY CSD, 4.50% TANs, 6/29/2007	2,002,024
8,550,000		Clinton County, NY IDA, (Series 2002A) Weekly VRDNs (Champlain Valley Physicians Hospital Medical Center)/(Radian Asset Assurance INS)/(Key Bank, N.A. LIQ), 3.940%, 5/3/2007	8,550,000
7,000,000		Connetquot, NY CSD, 4.25% TANs, 6/27/2007	7,006,681
3,500,000		Corning, NY City School District, 4.25% BANs, 6/29/2007	3,502,614
4,850,000		Dunkirk, NY, 4.25% BANs, 9/13/2007	4,858,814
3,725,000		Dutchess County, NY IDA, (Series 2005) Weekly VRDNs (Lutheran Center at Poughkeepsie, Inc.)/(Key Bank, N.A. LOC), 3.990%, 5/3/2007	3,725,000
3,900,000		East Rochester, NY Housing Authority, (Series 2001: Daniel's Creek at Baytowne) Weekly VRDNs (Seabury Associates LP)/(HSBC Bank USA LOC), 4.020%, 5/3/2007	3,900,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		New York--continued
$1,000,000		Eastport South Manor, NY CSD, 4.50% TANs, 6/28/2007	$1,000,918
8,750,000		Elmira, NY City School District, 4.00% BANs, 3/20/2008	8,776,104
4,800,000		Erie County, NY IDA, (Series 2002: Civic Facility Revenue Bonds) Weekly VRDNs (People, Inc.)/(Key Bank, N.A. LOC), 4.010%, 5/3/2007	4,800,000
3,810,000		Erie County, NY IDA, IDRB (Series 1994) Weekly VRDNs (Servotronics, Inc. Project)/(Bank of America N.A. LOC), 4.120%, 5/3/2007	3,810,000
1,750,000	[3,4]	GS Pool Trust (Series 2006-55TP) Weekly VRDNs (IXIS Financial Products Inc. INS)/(Goldman Sachs Group, Inc. LIQ), 4.020%, 5/3/2007	1,750,000
5,519,353		Geneva, NY, (Series 2007A), 4.00% BANs, 5/22/2008	5,534,145
8,350,000		Green Island, NY Union Free School District, 4.50% BANs, 6/26/2007	8,359,249
5,590,000		Hempstead (town), NY IDA MFH, (Series 2006) Weekly VRDNs (Hempstead Village Housing Associates LP)/(JPMorgan Chase Bank, N.A. LOC), 4.010%, 5/3/2007	5,590,000
10,411,001	[3,4]	Hempstead, NY IDA, (Series 2003 FR/RI-F13J) Weekly VRDNs (FCD Lynbrook LLC)/(Lehman Brothers Holdings, Inc. SWP), 4.050%, 5/2/2007	10,411,001
25,000,000	[3,4]	Hudson Yards Infrastructure Corp. NY, EAGLES (Series 2007-0030) Weekly VRDNs (FGIC INS)/(Landesbank Hessen-Thueringen LIQ), 3.970%, 5/3/2007	25,000,000
8,027,606		Ithaca, NY, (Series 2007A), 4.00% BANs, 1/17/2008	8,049,764
10,317,749		Ithaca, NY, 4.50% BANs, 8/3/2007	10,337,200
3,699,200		Lakeland, NY CSD of Shrub Oak, 4.25% BANs, 9/6/2007	3,706,698
4,254,844		Liverpool, NY CSD, (Series 2006A), 4.50% BANs, 6/29/2007	4,260,514
12,400,000		Liverpool, NY CSD, 4.50% RANs, 7/6/2007	12,412,501
7,000,000		Livingston County, NY, 4.50% BANs, 8/2/2007	7,012,877
9,665,000		Madison County, NY IDA, (Series 1999A) Weekly VRDNs (Cazenovia College)/ (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 4.020%, 5/3/2007	9,665,000
3,400,000		Madison County, NY IDA, (Series A) Weekly VRDNs (Owl Wire and Cable)/(Key Bank, N.A. LOC), 4.080%, 5/2/2007	3,400,000
5,995,000	[3,4]	Metropolitan Transportation Authority, NY, (PA-1027) Weekly VRDNs (MTA Transportation Revenue)/(AMBAC INS)/(Merrill Lynch & Co., Inc. LIQ), 3.960%, 5/3/2007	5,995,000
10,000,000	[3,4]	Metropolitan Transportation Authority, NY, MERLOTS (Series 2000F) Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ), 3.990%, 5/2/2007	10,000,000
9,395,000	[3,4]	Metropolitan Transportation Authority, NY, MERLOTS (Series 1997C) Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ), 3.990%, 5/2/2007	9,395,000
5,659,000	[3,4]	Metropolitan Transportation Authority, NY, Piper Variable Certificates (Series 2002F) Weekly VRDNs (MTA Transportation Revenue)/(AMBAC INS)/(Bank of New York LIQ), 3.970%, 5/3/2007	5,659,000
14,565,000	[3,4]	Metropolitan Transportation Authority, NY, ROCs (Series 7024) Weekly VRDNs (MTA Dedicated Tax Fund)/(MBIA Insurance Corp. INS)/(Citigroup, Inc. LIQ), 3.970%, 5/3/2007	14,565,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		New York--continued
$8,000,000		Mineola, NY Union Free School District, 4.00% BANs, 1/18/2008	$8,020,501
1,705,000		Monroe County, NY IDA, (Series 2000) Weekly VRDNs (Eldre Corp.)/(JPMorgan Chase Bank, N.A. LOC), 4.200%, 5/3/2007	1,705,000
1,640,000		Monroe County, NY IDA, (Series 2004) Weekly VRDNs (Al Sigl Center for Rehabilitation Agencies, Inc. Civic Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.990%, 5/3/2007	1,640,000
9,455,000		Monroe County, NY IDA, (Series 2005) Weekly VRDNs (Cherry Ridge Apartments, LLC)/(HSBC Bank USA LOC), 3.950%, 5/3/2007	9,455,000
1,750,000		Monroe County, NY IDA, (Series 2005) Weekly VRDNs (Cherry Ridge Independent Living, LLC)/(HSBC Bank USA LOC), 3.950%, 5/3/2007	1,750,000
7,190,000		Monroe County, NY IDA, (Series 2005) Weekly VRDNs (Cherry Ridge Independent Living, LLC)/(HSBC Bank USA LOC), 3.950%, 5/3/2007	7,190,000
14,625,000		Monroe County, NY IDA, (Series 2005) Weekly VRDNs (Glen at Cherry Ridge, LLC)/(HSBC Bank USA LOC), 3.950%, 5/3/2007	14,625,000
4,700,000		Monroe County, NY IDA, (Series 2005) Weekly VRDNs (YMCA of Greater Rochester)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.970%, 5/3/2007	4,700,000
9,730,000		Nassau County, NY IDA, (Series 2005) Weekly VRDNs (North Shore Hebrew Academy High School)/(Comerica Bank LOC), 3.940%, 5/3/2007	9,730,000
10,000,000	[3,4]	Nassau County, NY IDA, ROCs (Series 738CE) Weekly VRDNs (Mill River Residences)/(Citibank N.A., New York LIQ)/(Citibank N.A., New York LOC), 4.020%, 5/3/2007	10,000,000
9,820,000		New York City, NY IDA, (Series 2000) Weekly VRDNs (Jewish Board of Family and Children's Services, Inc.)/(Allied Irish Banks PLC LOC), 3.930%, 5/2/2007	9,820,000
14,300,000		New York City, NY IDA, (Series 2000) Weekly VRDNs (Jewish Community Center on the Upper West Side, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.970%, 5/3/2007	14,300,000
4,700,000		New York City, NY IDA, (Series 2000) Weekly VRDNs (National Center on Addiction and Substance Abuse at Columbia University)/(JPMorgan Chase Bank, N.A. LOC), 3.950%, 5/3/2007	4,700,000
1,195,000		New York City, NY IDA, (Series 2001) Weekly VRDNs (Village Community School)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.990%, 5/3/2007	1,195,000
5,845,000		New York City, NY IDA, (Series 2003) Weekly VRDNs (Professional Children's School)/(Wachovia Bank N.A. LOC), 3.950%, 5/3/2007	5,845,000
3,110,000		New York City, NY IDA, (Series 2004) Weekly VRDNs (Allen-Stevenson School)/(Allied Irish Banks PLC LOC), 3.940%, 5/3/2007	3,110,000
5,255,000		New York City, NY IDA, (Series 2004) Weekly VRDNs (Seamen's Society for Children and Families)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 3.970%, 5/3/2007	5,255,000
5,415,000		New York City, NY IDA, (Series 2004) Weekly VRDNs (Super-Tek Products, Inc.)/(Citibank N.A., New York LOC), 3.990%, 5/3/2007	5,415,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		New York--continued
$7,400,000		New York City, NY IDA, (Series 2004A) Weekly VRDNs (Institute for Community Living, Inc.)/(HSBC Bank USA LOC), 3.950%, 5/3/2007	$7,400,000
2,245,000		New York City, NY IDA, (Series 2005) Weekly VRDNs (French Institute-Alliance Francaise de New York-Federation of French Alliances in the United States)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.990%, 5/3/2007	2,245,000
2,875,000		New York City, NY IDA, (Series 2006) Weekly VRDNs (Spence-Chapin Services to Families and Children)/(Allied Irish Banks PLC LOC), 3.940%, 5/3/2007	2,875,000
5,515,000		New York City, NY IDA, Civic Facility Revenue Bonds, (Series 2000) Weekly VRDNs (Columbia Grammar & Preparatory School)/(Allied Irish Banks PLC LOC), 3.940%, 5/3/2007	5,515,000
3,500,000		New York City, NY IDA, IDRBs, (Series 2003) Weekly VRDNs (Novelty Crystal Corp.)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 4.040%, 5/3/2007	3,500,000
9,000,000		New York City, NY IDA, Liberty Revenue Bonds, (Series 2004 A) Weekly VRDNs (One Bryant Park LLC)/(Bayerische Landesbank (GTD) INV)/(Bank of America N.A. and Citibank N.A., New York LOCs), 3.970%, 5/2/2007	9,000,000
9,500,000		New York City, NY IDA, Liberty Revenue Bonds, (Series 2004 B) Daily VRDNs (One Bryant Park LLC)/(Bayerische Landesbank (GTD) INV)/(Bank of America N.A. and Citibank N.A., New York LOCs), 4.040%, 5/1/2007	9,500,000
2,200,000	[3,4]	New York City, NY IDA, ROCs (Series 523CE) Weekly VRDNs (7 World Trade Center LLC)/(Citibank N.A., New York LIQ)/(Citibank N.A., New York LOC), 3.970%, 5/3/2007	2,200,000
15,000,000	[3,4]	New York City, NY Municipal Water Finance Authority, (PA-1421R) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.960%, 5/3/2007	15,000,000
3,240,000	[3,4]	New York City, NY Municipal Water Finance Authority, (PA-523) Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ), 3.960%, 5/3/2007	3,240,000
20,000,000		New York City, NY Municipal Water Finance Authority, (Series 5), 3.70% CP, Mandatory Tender 6/14/2007	20,000,000
15,000,000		New York City, NY Municipal Water Finance Authority, (Series 6), 3.82% CP, Mandatory Tender 5/16/2007	15,000,000
32,175,000	[3,4]	New York City, NY Municipal Water Finance Authority, EAGLES (Series 2007-035) Weekly VRDNs (Bayerische Landesbank LIQ), 3.960%, 5/3/2007	32,175,000
13,900,000	[3,4]	New York City, NY Municipal Water Finance Authority, Floater Certificates (Series 2006-1501) Weekly VRDNs (Morgan Stanley LIQ), 3.960%, 5/3/2007	13,900,000
4,930,000	[3,4]	New York City, NY Municipal Water Finance Authority, ROCs (Series 380) Weekly VRDNs (AMBAC INS)/(Citibank N.A., New York LIQ), 3.970%, 5/3/2007	4,930,000
40,385,000	[3,4]	New York City, NY Municipal Water Finance Authority, ROCs (Series 404) Weekly VRDNs (Citibank N.A., New York LIQ), 3.970%, 5/3/2007	40,385,000
4,500,000	[3,4]	New York City, NY Municipal Water Finance Authority, ROCs (Series 602) Weekly VRDNs (Citibank N.A., New York LIQ), 3.970%, 5/3/2007	4,500,000
12,205,000	[3,4]	New York City, NY Transitional Finance Authority, (Series 1999B) MERLOTS Weekly VRDNs (Wachovia Bank N.A. LIQ), 3.990%, 5/2/2007	12,205,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		New York--continued
$8,000,000	[3,4]	New York City, NY Transitional Finance Authority, PUTTERs (Series 1741) Weekly VRDNs (TFA State/School Building Aid)/(FGIC INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.960%, 5/3/2007	$8,000,000
4,975,000	[3,4]	New York City, NY Transitional Finance Authority, Piper Certificates (Series 2002E) Weekly VRDNs (Bank of New York LIQ), 3.970%, 5/3/2007	4,975,000
11,400,000		New York City, NY, (Fiscal 2006 Series I-5) Daily VRDNs (CALPERS (California Public Employees Retirement System) LOC), 4.080%, 5/1/2007	11,400,000
3,750,000	[3,4]	New York City, NY, (PA-1363) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.970%, 5/3/2007	3,750,000
7,085,000	[3,4]	New York City, NY, (PT-2848) Weekly VRDNs (Dexia Credit Local LIQ)/(Dexia Credit Local LOC), 3.970%, 5/3/2007	7,085,000
6,440,000	[3,4]	New York City, NY, (PT-3821) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.970%, 5/3/2007	6,440,000
31,045,000	[3,4]	New York City, NY, (PT-3844) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.970%, 5/3/2007	31,045,000
1,870,000	[3,4]	New York City, NY, (PUTTERs Series 1341) Weekly VRDNs (MBIA Insurance Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.960%, 5/3/2007	1,870,000
18,960,000	[3,4]	New York City, NY, (ROCs Series 251) Weekly VRDNs (Citigroup Global Markets Holdings, Inc. GTD)/(Citigroup, Inc. LIQ), 3.990%, 5/3/2007	18,960,000
12,500,000	[3,4]	New York City, NY, (Series 2006 FR/RI-FP2) Weekly VRDNs (Lehman Brothers Holdings, Inc. SWP), 4.000%, 5/2/2007	12,500,000
10,705,000	[3,4]	New York City, NY, PUTTERs (Series 1299) Weekly VRDNs (FSA INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.960%, 5/3/2007	10,705,000
20,720,000	[3,4]	New York City, NY, PUTTERs (Series 1381) Weekly VRDNs (AMBAC INS)/ (JPMorgan Chase Bank, N.A. LIQ), 3.960%, 5/3/2007	20,720,000
10,325,000		New York City, NY, UT GO Bonds, (Fiscal 2004 Series G), 5.00% Bonds, 8/1/2007	10,360,557
7,450,000	[3,4]	New York Convention Center Development Corp., PUTTERs (Series 1247Z) Weekly VRDNs (AMBAC INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.960%, 5/3/2007	7,450,000
18,750,000	[3,4]	New York Liberty Development Corp., AUSTIN (Series 2005Q) Weekly VRDNs (Goldman Sachs Group, Inc.)/(Bank of America N.A. LIQ), 3.960%, 5/3/2007	18,750,000
9,400,000	[3,4]	New York Liberty Development Corp., ROCs (Series 538) Weekly VRDNs (Goldman Sachs Group, Inc.)/(Citibank N.A., New York LIQ), 3.970%, 5/3/2007	9,400,000
7,300,000		New York State Dormitory Authority, (Series 2005) Weekly VRDNs (Mt. St. Mary College)/(Radian Asset Assurance INS)/(Citizens Bank N.A. LIQ), 4.000%, 5/3/2007	7,300,000
18,290,000		New York State Dormitory Authority, (Series 2005) Weekly VRDNs (Park Ridge Hospital, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 3.940%, 5/3/2007	18,290,000
6,350,000		New York State Dormitory Authority, (Series 2005) Weekly VRDNs (Pratt Institute)/(Radian Asset Assurance INS)/(Bank of New York LIQ), 4.000%, 5/3/2007	6,350,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		New York--continued
$7,500,000	[3,4]	New York State Dormitory Authority, MERLOTS (Series 2000 X) Weekly VRDNs (Memorial Sloan-Kettering Cancer Center)/(MBIA Insurance Corp. INS)/(Bank of New York LIQ), 3.990%, 5/2/2007	$7,500,000
4,750,000	[3,4]	New York State Dormitory Authority, PT-75 Weekly VRDNs (Ellis Hospital)/(MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), 3.960%, 5/3/2007	4,750,000
5,795,000	[3,4]	New York State Dormitory Authority, Variable Rate Certificate (Series 2001-D) Weekly VRDNs (Mount Sinai School of Medicine)/(MBIA Insurance Corp. INS)/(Bank of America N.A. LIQ), 3.960%, 5/3/2007	5,795,000
23,975,000	[3,4]	New York State Energy Research & Development Authority, (Series 2002 FR/RI-F9J) Weekly VRDNs (Consolidated Edison Co.)/(Lehman Brothers Holdings, Inc. SWP), 4.120%, 5/2/2007	23,975,000
6,400,000	[3,4]	New York State Environmental Facilities Corp. State Clean Water and Drinking Water, ROCs (Series 4001) Weekly VRDNs (Citigroup, Inc. LIQ), 3.970%, 5/3/2007	6,400,000
1,000,000		New York State HFA, (Series 2006A: 250 East 60th Street Apartments) Weekly VRDNs (250 East 60th Street Associates LP)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 4.010%, 5/2/2007	1,000,000
10,000,000		New York State HFA, (Series 2006A: Related-East 21st Street Housing) Weekly VRDNs (321 East 21st Street Associates LLC)/(Landesbank Hessen-Thueringen LOC), 4.010%, 5/2/2007	10,000,000
16,495,000	[3,4]	New York State Mortgage Agency, (PA-422) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.970%, 5/3/2007	16,495,000
10,000,000	[3,4]	New York State Thruway Authority, (PA-532) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 3.960%, 5/3/2007	10,000,000
5,185,000	[3,4]	New York State Thruway Authority, ROCs (Series 6093) Weekly VRDNs (New York State Personal Income Tax Revenue Bond Fund)/(Citigroup, Inc. LIQ), 3.970%, 5/3/2007	5,185,000
17,875,000	[3,4]	New York State Urban Development Corp., (PT-4008), 3.69% TOBs (MBIA Insurance Corp. INS)/(Dexia Credit Local LIQ), Optional Tender 10/11/2007	17,875,000
16,475,000	[3,4]	New York State Urban Development Corp., (PT-4009), 3.69% TOBs (MBIA Insurance Corp. INS)/(Dexia Credit Local LIQ), Optional Tender 10/11/2007	16,475,000
6,230,000	[3,4]	Newburgh, NY IDA, (PT-2504) Weekly VRDNs (Belvedere Housing LP)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 4.030%, 5/3/2007	6,230,000
5,000,000		Niagara County, NY IDA, (Series 2001B) Weekly VRDNs (Niagara University)/ (Radian Asset Assurance INS)/(HSBC Bank USA LIQ), 3.950%, 5/3/2007	5,000,000
11,815,000		North Greenbush, NY, 4.00% BANs, 4/18/2008	11,851,222
5,725,000		Onondaga County, NY IDA, (Series 1999A) Weekly VRDNs (Christian Brothers Academy of Syracuse, NY)/(Key Bank, N.A. LOC), 4.010%, 5/3/2007	5,725,000
1,250,000		Onondaga County, NY IDA, (Series 2000) Weekly VRDNs (M.S. Kennedy Corp.)/(Key Bank, N.A. LOC), 4.080%, 5/3/2007	1,250,000
4,510,000		Onondaga County, NY IDA, (Series 2003A) Weekly VRDNs (Crouse Health Hospital, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 4.010%, 5/2/2007	4,510,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		New York--continued
$4,575,000		Onondaga County, NY IDA, (Series 2005) Weekly VRDNs (Jewish Home of Central New York Residential Living, Inc.)/(Key Bank, N.A. LOC), 3.960%, 5/3/2007	$4,575,000
1,725,000		Onondaga County, NY Weekly VRDNs (Grainger (W.W.), Inc.), 4.125%, 5/2/2007	1,725,000
12,600,000		Ontario County, NY Industrial Development Agency, (Series 2003B) Weekly VRDNs (Frederick Ferris Thompson Hospital)/(Key Bank, N.A. LOC), 3.930%, 5/2/2007	12,600,000
450,000		Ontario, NY IDA Weekly VRDNs (Hillcrest Enterprises/Buckeye Corrugated)/(National City Bank LOC), 4.160%, 5/2/2007	450,000
6,000,000		Orange County, NY IDA, (Series 2002) Weekly VRDNs (Tuxedo Park School)/ (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 4.010%, 5/3/2007	6,000,000
4,650,000		Oswego County, NY IDA, (Series 2003) Weekly VRDNs (Oswego College Foundation, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 4.010%, 5/3/2007	4,650,000
4,605,000	[3,4]	Port Authority of New York and New Jersey, (PT-440) Weekly VRDNs (FGIC INS)/(Merrill Lynch & Co., Inc. LIQ), 3.970%, 5/3/2007	4,605,000
15,000,000		Port Authority of New York and New Jersey, (Series 1989-2) Weekly VRDNs, 3.780%, 5/1/2007	15,000,000
15,000,000		Port Authority of New York and New Jersey, (Series 1989-3/4) Weekly VRDNs, 3.780%, 5/1/2007	15,000,000
12,400,000		Port Authority of New York and New Jersey, Equipment Note Agreement (Series 2002-1) Weekly VRDNs, 3.950%, 5/2/2007	12,400,000
4,575,000		Port Authority of New York and New Jersey, Equipment Note Agreement (Series 2006-5) Weekly VRDNs, 3.950%, 5/3/2007	4,575,000
4,050,000	[3,4]	Port Authority of New York and New Jersey, MERLOTS (Series 2007C-1) Weekly VRDNs (FSA INS)/(Bank of New York LIQ), 4.040%, 5/2/2007	4,050,000
2,400,000		Rensselaer County, NY IDA, (Series 2002A) Weekly VRDNs (Sage Colleges)/ (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 4.010%, 5/3/2007	2,400,000
5,040,000		Rensselaer County, NY IDA, Civic Facility Revenue Bonds, (Series 2003A) Weekly VRDNs (WMHT Educational Telecommunications)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 4.020%, 5/2/2007	5,040,000
4,500,000		Riverhead, NY IDA, IDRB (Series 1998) Weekly VRDNs (Altaire Pharmaceuticals, Inc.)/(Mellon Bank N.A., Pittsburgh LOC), 4.130%, 5/3/2007	4,500,000
4,555,000		Rockland County, NY IDA, (Series 2001) Weekly VRDNs (Gussack Realty Co./Tappan Wire and Cable, Inc.)/(Bank of New York LOC), 4.000%, 5/2/2007	4,555,000
5,050,000		Rockland County, NY IDA, (Series 2005A) Weekly VRDNs (Piccini Industries Ltd.)/(Wachovia Bank N.A. LOC), 4.000%, 5/3/2007	5,050,000
7,340,000		Rockland County, NY IDA, (Series 2006A) Weekly VRDNs (Dominican College of Blauvelt)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 3.980%, 5/3/2007	7,340,000
5,440,000	[3,4]	Rockland Tobacco Asset Securitization Corporation, NY, (PA-1345) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.970%, 5/3/2007	5,440,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		New York--continued
$1,500,000		Salamanca, NY City School District, (2006), 4.75% BANs, 5/11/2007	$1,500,296
12,000,000		Salamanca, NY City School District, (2006A), 4.50% BANs, 6/15/2007	12,010,682
5,685,000	[3,4]	Sales Tax Asset Receivable Corp., NY, ROCs (Series 6084) Weekly VRDNs (MBIA Insurance Corp. INS)/(Citigroup, Inc. LIQ), 3.970%, 5/3/2007	5,685,000
12,363,000		Sauquoit Valley, NY CSD, 4.00% BANs, 6/22/2007	12,369,886
5,000,000		South Glens Falls, NY CSD, 4.50% RANs, 6/19/2007	5,005,175
1,440,000		Southeast, NY IDA, IDRB (Series 1995) Weekly VRDNs (Dairy Conveyor Corp.)/(JPMorgan Chase Bank, N.A. LOC), 4.000%, 5/3/2007	1,440,000
3,068,092		Southern Cayuga, NY CSD, (Series 2006A), 4.50% BANs, 6/15/2007	3,071,191
2,000,000		Southern Cayuga, NY CSD, (Series 2006B), 4.50% BANs, 6/15/2007	2,002,020
6,665,000		Spencerport (village), NY, 4.25% BANs, 9/6/2007	6,678,523
1,110,000		Suffolk County, NY IDA, (Series 1997B) Weekly VRDNs (Maryhaven Center of Hope)/(Key Bank, N.A. LOC), 4.010%, 5/2/2007	1,110,000
5,500,000		Syracuse, NY IDA, (Series 2003A) Weekly VRDNs (Crouse Health Hospital, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 4.010%, 5/2/2007	5,500,000
30,505,000	[3,4]	TSASC, Inc. NY, Tobacco Settlement Asset Backed Bonds, (PA-1356) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.980%, 5/3/2007	30,505,000
21,435,000	[3,4]	TSASC, Inc. NY, Tobacco Settlement Asset-Backed Bonds, (PA-1355) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.980%, 5/3/2007	21,435,000
20,700,000	[3,4]	TSASC, Inc. NY, Tobacco Settlement Asset-Backed Bonds, (PA-1359) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 4.010%, 5/3/2007	20,700,000
5,600,000	[3,4]	TSASC, Inc. NY, Tobacco Settlement Asset-Backed Bonds, ROCs (Series 519CE) Weekly VRDNs (Citibank N.A., New York LIQ)/(Citibank N.A., New York LOC), 3.980%, 5/3/2007	5,600,000
7,000,000		Tarrytowns, NY Union Free School District, 4.50% TANs, 6/15/2007	7,005,405
795,000	[3,4]	Triborough Bridge & Tunnel Authority, NY, PUTTERs (Series 304) Weekly VRDNs (MBIA Insurance Corp. INS)/(JPMorgan Chase & Co. LIQ), 3.960%, 5/3/2007	795,000
9,280,000	[3,4]	Triborough Bridge & Tunnel Authority, NY, ROCs (Series 7025) Weekly VRDNs (Citigroup, Inc. LIQ), 3.970%, 5/3/2007	9,280,000
1,295,000		Ulster County, NY IDA, (Series 2001A) Weekly VRDNs (Northeast Panel & Truss LLC)/(ABN AMRO Bank NV, Amsterdam LOC), 4.070%, 5/3/2007	1,295,000
7,965,000		Union Endicott, NY CSD, (2006A), 4.50% BANs, 6/18/2007	7,971,060
6,962,000		Watertown, NY Enlarged City School District, 4.00% BANs, 7/13/2007	6,967,873
1,140,000		Wayne County, NY IDA, (Series 1999) Weekly VRDNs (Paul T. Freund Corp. Facility)/(JPMorgan Chase Bank, N.A. LOC), 4.200%, 5/3/2007	1,140,000
28,740,000	[3,4]	Westchester County, NY IDA, (MT-257) Weekly VRDNs (Ardsley Housing Associates LLC)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.990%, 5/3/2007	28,740,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		New York--continued
$4,330,000		Westchester County, NY IDA, (Series 2002) Weekly VRDNs (The Masters School)/(Allied Irish Banks PLC LOC), 3.940%, 5/3/2007	$4,330,000
5,000,000		Westchester County, NY IDA, (Series 2003) Weekly VRDNs (Rye Country Day School)/(Allied Irish Banks PLC LOC), 3.950%, 5/2/2007	5,000,000
4,778,000		Wheatfield, NY, 4.125% BANs, 2/15/2008	4,793,527
4,150,000		Wyoming County, NY IDA, (Series 1999A) Weekly VRDNs (TPI Arcade, Inc.)/(Regions Bank, Alabama LOC), 4.010%, 5/3/2007	4,150,000
3,150,000		Yates County, NY IDA, (Series 2003-A) Weekly VRDNs (Keuka College)/(Key Bank, N.A. LOC), 3.960%, 5/3/2007	3,150,000
15,000,000		Yonkers, NY IDA, (Series 2005) Weekly VRDNs (Main Street Lofts Yonkers LLC)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 4.020%, 5/3/2007	15,000,000
		TOTAL	1,317,601,781
		TOTAL MUNICIPAL INVESTMENTS--99.5% (AT AMORTIZED COST) [5]	1,332,601,781
		OTHER ASSETS AND LIABILITIES - NET--0.5%	6,697,665
		TOTAL NET ASSETS--100%	$1,339,299,446

Securities that are subject to the federal alternative minimum tax (AMT) represent 15.7% of the portfolio as calculated based upon total market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At April 30, 2007, the portfolio securities were rated as follows:

Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
96.3%	3.7%

2 Current rate and next reset date shown for Variable Rate Demand Notes.

3 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2007, these restricted securities amounted to $655,475,001, which represented 48.9% of total net assets.

4 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At April 30, 2007, these liquid restricted securities amounted to $655,475,001, which represented 48.9% of total net assets.

5 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2007.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
CP	--Commercial Paper
CSD	--Central School District
FGIC	--Financial Guaranty Insurance Company
FSA	--Financial Security Assurance
GO	--General Obligation
GTD	--Guaranteed
HFA	--Housing Finance Authority
IDA	--Industrial Development Authority
IDRB(s)	--Industrial Development Revenue Bond(s)
INS	--Insured
INV	--Investment Agreement
LIQ	--Liquidity Agreement
LOC(s)	--Letter(s) of Credit
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
MFH	--Multi-Family Housing
PUTTERs	--Puttable Tax-Exempt Receipts
RANs	--Revenue Anticipation Notes
ROCs	--Reset Option Certificates
SWP	--Swap Agreement
TANs	--Tax Anticipation Notes
TOBs	--Tender Option Bonds
TOPS	--Trust Obligation Participating Securities
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2007 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$1,332,601,781
Cash		228,824
Income receivable		13,375,914
Receivable for shares sold		104,821
TOTAL ASSETS		1,346,311,340
Liabilities:
Payable for investments purchased	$5,534,145
Payable for shares redeemed	102,326
Income distribution payable	1,020,546
Payable for distribution services fee (Note 4)	135,702
Payable for shareholder services fee (Note 4)	217,184
Accrued expenses	1,991
TOTAL LIABILITIES		7,011,894
Net assets for 1,339,264,207 shares outstanding		$1,339,299,446
Net Assets Consist of:
Paid-in capital		$1,339,264,207
Accumulated net realized gain on investments		35,516
Distributions in excess of net investment income		(277)
TOTAL NET ASSETS		$1,339,299,446
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Service Shares:
$643,821,638 ÷ 643,800,851 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash II Shares:
$173,967,106 ÷ 173,965,155 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Shares:
$305,400,661 ÷ 305,390,726 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash Series Shares:
$216,110,041 ÷ 216,107,475 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2007 (unaudited)

Investment Income:
Interest			$26,210,620
Expenses:
Investment adviser fee (Note 4)		$2,864,664
Administrative personnel and services fee (Note 4)		567,956
Custodian fees		29,654
Transfer and dividend disbursing agent fees and expenses		249,560
Directors'/Trustees' fees		5,126
Auditing fees		8,682
Legal fees		4,547
Portfolio accounting fees		88,086
Distribution services fee--Institutional Service Shares (Note 4)		859,225
Distribution services fee--Cash II Shares (Note 4)		224,554
Distribution services fee--Cash Series Shares (Note 4)		601,719
Shareholder services fee--Institutional Service Shares (Note 4)		770,014
Shareholder services fee--Cash II Shares (Note 4)		224,132
Shareholder services fee--Cash Series Shares (Note 4)		250,716
Account administration fee--Institutional Service Shares		1,947
Share registration costs		29,179
Printing and postage		29,599
Insurance premiums		6,609
Miscellaneous		2,521
TOTAL EXPENSES		6,818,490
Waivers and Reimbursement (Note 4):
Waiver of investment adviser fee	$(1,680,766)
Waiver of administrative personnel and services fee	(22,236)
Waiver of distribution services fee--Institutional Service Shares	(721,749)
Waiver of distribution services fee--Cash II Shares	(44,911)
Waiver of distribution services fee--Cash Series Shares	(150,430)
Reimbursement of shareholder services fee--Institutional Service Shares	(153,319)
TOTAL WAIVERS AND REIMBURSEMENT		(2,773,411)
Net expenses			4,045,079
Net investment income			22,165,541
Net realized gain on investments			38,848
Change in net assets resulting from operations			$22,204,389

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2007	Year Ended 10/31/2006
Increase (Decrease) in Net Assets
Operations:
Net investment income	$22,165,541	$39,649,837
Net realized gain on investments	38,848	48,626
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	22,204,389	39,698,463
Distributions to Shareholders:
Distributions from net investment income
Institutional Service Shares	(10,776,261)	(20,682,718)
Cash II Shares	(2,611,492)	(5,883,653)
Institutional Shares	(6,105,770)	(8,540,198)
Cash Series Shares	(2,670,550)	(4,544,745)
Distributions from net realized gain on investments
Institutional Service Shares	(19,023)	--
Cash II Shares	(5,336)	--
Institutional Shares	(14,021)	--
Cash Series Shares	(6,018)	--
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(22,208,471)	(39,651,314)
Share Transactions:
Proceeds from sale of shares	2,782,098,276	5,253,597,881
Net asset value of shares issued to shareholders in payment of distributions declared	17,017,615	30,983,344
Cost of shares redeemed	(2,901,959,082)	(5,319,480,275)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(102,843,191)	(34,899,050)
Change in net assets	(102,847,273)	(34,851,901)
Net Assets:
Beginning of period	1,442,146,719	1,476,998,620
End of period (including distributions in excess of net investment income of $(277) and $(1,745), respectively)	$1,339,299,446	$1,442,146,719

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2007 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 40 portfolios. The financial statements included herein are only those of New York Municipal Cash Trust (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Institutional Service Shares, Cash II Shares, Institutional Shares and Cash Series Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Institutional Service Shares, Cash II Shares and Cash Series Shares are presented separately. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the personal income tax imposed by New York State and New York municipalities consistent with stability of principal. Interest income from the Fund's investments may be subject to the federal alternative minimum tax for individuals and corporations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Fund's Board of Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

Institutional Service Shares:	Six Months Ended 4/30/2007	Year Ended 10/31/2006
Shares sold	1,876,924,856	3,438,300,319
Shares issued to shareholders in payment of distributions declared	6,298,216	12,388,047
Shares redeemed	(1,882,050,715)	(3,590,072,884)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	1,172,357	(139,384,518)

Cash II Shares:	Six Months Ended 4/30/2007	Year Ended 10/31/2006
Shares sold	322,084,535	855,098,846
Shares issued to shareholders in payment of distributions declared	2,521,058	5,742,496
Shares redeemed	(347,783,747)	(985,171,674)
NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	(23,178,154)	(124,330,332)

Institutional Shares:	Six Months Ended 4/30/2007	Year Ended 10/31/2006
Shares sold	432,577,181	705,418,256
Shares issued to shareholders in payment of distributions declared	5,521,806	8,308,504
Shares redeemed	(549,236,489)	(451,760,417)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(111,137,502)	261,966,343

Cash Series Shares:	Six Months Ended 4/30/2007	Year Ended 10/31/2006
Shares sold	150,511,704	254,780,460
Shares issued to shareholders in payment of distributions declared	2,676,535	4,544,297
Shares redeemed	(122,888,131)	(292,475,300)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	30,300,108	(33,150,543)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(102,843,191)	(34,899,050)

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2007, the Adviser voluntarily waived $1,680,766 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2007, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $22,236 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Institutional Service Shares, Cash II Shares and Cash Series Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Institutional Service Shares	0.25%
Cash II Shares	0.25%
Cash Series Shares	0.60%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2007, FSC voluntarily waived $917,090 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2007, FSC retained $316,967 of fees paid by the Fund.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Institutional Service Shares, Cash II Shares, Institutional Shares and Cash Series Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended April 30, 2007, FSSC voluntarily reimbursed $153,319 of shareholder services fees. For the six months ended April 30, 2007, FSSC did not receive any fees paid by the Fund. For the six months ended April 30, 2007, the Fund's Institutional Shares did not incur a shareholder services fee.

Interfund Transactions

During the six months ended April 30, 2007, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $815,285,000 and $998,879,999, respectively.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

5. CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2007, 56.5% of the securities in the portfolio of investments is backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 11.6% of total investments.

6. LINE OF CREDIT

The Fund participates in a $150,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of April 30, 2007, there were no outstanding loans. During the six months ended April 30, 2007, the Fund did not utilize the LOC.

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

8. RECENT ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006. Recent SEC guidance allows implementing FIN 48 in fund net asset value (NAV) calculations as late as a fund's last NAV calculation in the first required financial statement reporting period. As a result, the Fund will adopt FIN 48 no later than April 30, 2008. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

In addition, in September 2006, FASB released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157) which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

Evaluation and Approval of Advisory Contract

NEW YORK MUNICIPAL CASH TRUST (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2006. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

Prior to the meeting, the Adviser had recommended that the Federated Funds appoint a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer appointed by the Funds has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below, which the Board considered, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for like services and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these considerations and was guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated Funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, and directed the preparation of independent reports, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups is of significance in judging the reasonableness of proposed fees.

During the year ending December 31, 2005, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated Funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs and the lack of consensus on how to allocate those costs causes such allocation reports to be of questionable value. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board also reviewed profitability information for Federated and other publicly held fund management companies, provided by the Senior Officer, who noted the limited availability of such information, and concluded that Federated's profit margins did not appear to be excessive.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in the portfolio management and distribution efforts supporting all of the Federated Funds and that the benefits of any economies, should they exist, were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

During the year ending December 31, 2005, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Board reviewed the fees, other expenses of the state-specific municipal cash trust funds and possible future reductions in gross advisory fees with the Adviser. The Board agreed to continuation of the Fund's advisory contract, noting among other factors, the positive impact of fee waivers that caused total expenses to appear reasonable. The Senior Officer noted that Federated appeared to provide appropriate administrative services to the Fund for the fees currently paid. For 2005, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates was satisfactory and was satisfied that the overall expense structure of the Fund remained competitive.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were relevant to every Federated Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

The Senior Officer also made recommendations relating to the organization and availability of data and verification of processes for purposes of implementing future evaluations which the Adviser has agreed to implement.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 608919858

35088 (6/07)

Federated is a registered mark of Federated Investors, Inc. 2007 (c)Federated Investors, Inc.

Federated Investors
World-Class Investment Manager

North Carolina
Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2007

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,
	4/30/2007	2006	2005	2004	2003	2002

Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.015	0.028	0.016	0.006	0.006	0.011
Net realized gain (loss) on investments	--	0.000 [1]	--	(0.000)[1]	--	(0.000)[1]

TOTAL FROM INVESTMENT OPERATIONS	0.015	0.028	0.016	0.006	0.006	0.011

Less Distributions:
Distributions from net investment income	(0.015)	(0.028)	(0.016)	(0.006)	(0.006)	(0.011)
Distributions from net realized gain on investments	(0.000)[1]	--	--	--	--	--

TOTAL DISTRIBUTIONS	(0.015)	(0.028)	(0.016)	(0.006)	(0.006)	(0.011)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	1.54%	2.79%	1.63%[3]	0.59%	0.62%	1.08%

Ratios to Average Net Assets:

Net expenses	0.64%[4]	0.64%	0.63%	0.64%	0.64%	0.64%

Net investment income	3.03%[4]	2.75%	1.61%	0.57%	0.62%	1.08%

Expense waiver/reimbursement[5]	0.24%[4]	0.28%	0.30%	0.27%	0.26%	0.25%

Supplemental Data:

Net assets, end of period (000 omitted)	$287,979	$267,413	$266,478	$256,238	$345,538	$356,707

1 Represents less than $0.001.

2 Based on net asset value. Total returns for periods of less than one year are not annualized.

3 During the period, the Fund was reimbursed by the Adviser, which had an impact of 0.01% on the total return.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2006 to April 30, 2007.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 11/1/2006	Ending Account Value 4/30/2007	Expenses Paid During Period	[1]

Actual	$1,000	$1,015.40	$3.20

Hypothetical (assuming a 5% return before expenses)	$1,000	$1,021.62	$3.21

1 Expenses are equal to the Fund’s annualized net expense ratio of 0.64%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Portfolio of Investments Summary Tables

At April 30, 2007, the Fund’s portfolio composition1 was as follows:

Percentage of Total Net Assets

Variable Rate Instruments	72.2%

Municipal Notes	11.4%

Commercial Paper	15.8%

Other Assets and Liabilities--Net[2]	0.6%

TOTAL	100.0%

At April 30, 2007, the Fund’s effective maturity schedule3 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets

1-7 Days	72.2%

8-30 Days	4.9%

31-90 Days	0.0%

91-180 Days	15.4%

181 Days or more	6.9%

Other Assets and Liabilities--Net[2]	0.6%

TOTAL	100.0%

1 See the Fund’s Prospectus and Statement of Additional Information for a description of these investments.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

April 30, 2007 (unaudited)

Principal Amount			Value

		SHORT-TERM MUNICIPALS--99.4%[1,2]
		North Carolina--95.4%
$2,030,000		Alamance County, NC Industrial Facilities & PCFA, (Series 2001) Weekly VRDNs (Pure Flow, Inc.)/(Wachovia Bank N.A. LOC), 4.050%, 5/3/2007	$2,030,000
3,790,000		Alexander County, NC Industrial Facilities & PCFA, (Series 1997) Weekly VRDNs (Mitchell Gold Co., Inc.)/(SunTrust Bank LOC), 4.110%, 5/4/2007	3,790,000
1,880,000		Catawba County, NC Industrial Facilities & PCFA, (Series 1998) Weekly VRDNs (Centro, Inc.)/(Wells Fargo Bank, N.A. LOC), 4.020%, 5/3/2007	1,880,000
3,700,000		Catawba County, NC Industrial Facilities & PCFA, (Series 2001) Weekly VRDNs (McLin Creek Partners LLC)/(Wachovia Bank N.A. LOC), 4.050%, 5/3/2007	3,700,000
4,430,000		Charlotte, NC Water & Sewer System, 3.62% CP (DePfa Bank PLC LIQ), Mandatory Tender 10/16/2007	4,430,000
5,409,000		Charlotte, NC Water & Sewer System, 3.65% CP (DePfa Bank PLC LIQ), Mandatory Tender 11/1/2007	5,409,000
3,500,000		Charlotte, NC, (Series 2005), 3.65% CP (KBC Bank N.V. LIQ), Mandatory Tender 12/7/2007	3,500,000
5,454,000		Charlotte, NC, (Series 2005), 3.70% CP (KBC Bank N.V. LIQ), Mandatory Tender 1/17/2008	5,454,000
3,443,000		Charlotte, NC, Cultural Arts Facilities (Series 2007A), 3.65% CP (Wachovia Bank N.A. LOC), Mandatory Tender 10/22/2007	3,443,000
1,007,000		Charlotte, NC, Cultural Arts Facilities (Series 2007A), 3.70% CP (Wachovia Bank N.A. LOC), Mandatory Tender 1/17/2008	1,007,000
2,900,000		Chatham, NC Industrial Facilities & PCFA, (Series 2001) Weekly VRDNs (Townsends, Inc.)/(Wilmington Trust Co. LOC), 4.200%, 5/3/2007	2,900,000
1,115,000		Cleveland County, NC Industrial Facilities & PCFA, (Series 1990) Weekly VRDNs (MetalsAmerica, Inc. Project)/(PNC Bank, N.A. LOC), 4.500%, 5/2/2007	1,115,000
425,000		Cleveland County, NC Industrial Facilities & PCFA, (Series 1995) Weekly VRDNs (Grover Industries, Inc. Project)/(Bank of America N.A. LOC), 4.100%, 5/3/2007	425,000
3,630,000		Davie County, NC Industrial Facilities & PCFA Weekly VRDNs (Cycle Group, Inc.)/(RBC Centura Bank LOC), 4.000%, 5/3/2007	3,630,000
2,580,000		Gaston County, NC Industrial Facilities & PCFA, (Series 1997) Weekly VRDNs (Thermoform Plastic, Inc.)/(Bank of America N.A. LOC), 4.020%, 5/3/2007	2,580,000
1,700,000		Guilford County, NC Industrial Facilities & PCFA, (Series 1999) Weekly VRDNs (FFNC, Inc.)/(Harris, N.A. LOC), 4.020%, 5/3/2007	1,700,000
2,370,000		Guilford County, NC Industrial Facilities & PCFA, (Series 2002) Weekly VRDNs (YMCA of Greensboro)/(Branch Banking & Trust Co. LOC), 3.950%, 5/3/2007	2,370,000
15,700,000		Guilford County, NC, 4.00% TOBs, Mandatory Tender 10/1/2007	15,725,447
3,800,000		Halifax County, NC Industrial Facilities & PCFA Weekly VRDNs (Flambeau Airmold Project)/(Wells Fargo Bank, N.A. LOC), 4.120%, 5/3/2007	3,800,000
		SHORT-TERM MUNICIPALS--continued[1,2]
		North Carolina--continued
$18,500,000		Hertford County, NC Industrial Facilities & PCFA, (Series 2000A) Weekly VRDNs (Nucor Corp.), 4.000%, 5/2/2007	$18,500,000
5,700,000		Hertford County, NC Industrial Facilities & PCFA, (Series 2000B) Weekly VRDNs (Nucor Corp.), 4.020%, 5/2/2007	5,700,000
4,000,000		Johnson County, NC Industrial Facilities & PCFA, (Series 2000) Weekly VRDNs (Flanders Corp.)/(Bank of America N.A. LOC), 4.000%, 5/2/2007	4,000,000
4,000,000		Johnson County, NC Industrial Facilities & PCFA, (Series 2001) Weekly VRDNs (Walthom Group)/(Wachovia Bank N.A. LOC), 4.050%, 5/4/2007	4,000,000
1,165,000		McDowell County, NC Industrial Facilities & PCFA, (Series 2002) Weekly VRDNs (Corpening YMCA)/(Branch Banking & Trust Co. LOC), 3.950%, 5/3/2007	1,165,000
4,800,000		Mecklenberg County, NC Industrial Facilities & PCFA Industrial Development, (Series 2001) Weekly VRDNs (Stefano Foods, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 4.050%, 5/3/2007	4,800,000
1,430,000		Mooresville, NC, 4.00% BANs, 10/24/2007	1,432,159
4,500,000		Mount Olive, NC, 4.00% BANs, 1/23/2008	4,510,173
805,000		New Hanover County, NC PCR Financial Authority Weekly VRDNs (Efson, Inc.)/(Branch Banking & Trust Co. LOC), 4.120%, 5/3/2007	805,000
992,000		Newland, NC, 4.25% BANs, 9/12/2007	993,931
21,685,000	[3,4]	North Carolina Capital Facilities Finance Agency, (PT-3690) Weekly VRDNs (Duke University)/(Merrill Lynch & Co., Inc. LIQ), 3.990%, 5/3/2007	21,685,000
1,000,000		North Carolina Capital Facilities Finance Agency, (Series 2002) Weekly VRDNs (Cannon School, Inc.)/(SunTrust Bank LOC), 3.950%, 5/3/2007	1,000,000
2,390,000		North Carolina Capital Facilities Finance Agency, (Series 2002) Weekly VRDNs (The Capital Area YMCA, Inc.)/(Wachovia Bank N.A. LOC), 3.970%, 5/2/2007	2,390,000
2,500,000		North Carolina Capital Facilities Finance Agency, (Series 2002) Weekly VRDNs (Wolfpack Club)/(Bank of America N.A. LOC), 3.950%, 5/3/2007	2,500,000
1,500,000		North Carolina Capital Facilities Finance Agency, (Series 2004) Daily VRDNs (Republic Services, Inc.)/(SunTrust Bank LOC), 4.100%, 5/1/2007	1,500,000
1,385,000		North Carolina Capital Facilities Finance Agency, (Series 2004) Weekly VRDNs (Campbell University)/(Branch Banking & Trust Co. LOC), 3.950%, 5/3/2007	1,385,000
500,000		North Carolina Capital Facilities Finance Agency, (Series 2005) Weekly VRDNs (Salem Academy and College)/(Branch Banking & Trust Co. LOC), 3.950%, 5/3/2007	500,000
1,500,000	[3,4]	North Carolina Capital Facilities Finance Agency, MuniTOPS (Series 2006-75) Weekly VRDNs (Duke University)/(ABN AMRO Bank NV, Amsterdam LIQ), 3.990%, 5/3/2007	1,500,000
1,315,000	[3,4]	North Carolina Capital Facilities Finance Agency, ROCs (Series 9048) Weekly VRDNs (Duke University)/(Citigroup, Inc. LIQ), 3.980%, 5/3/2007	1,315,000
4,070,000	[3,4]	North Carolina Eastern Municipal Power Agency, (MT-099) Weekly VRDNs (FGIC INS)/(BNP Paribas SA LIQ), 3.980%, 5/3/2007	4,070,000
		SHORT-TERM MUNICIPALS--continued[1,2]
		North Carolina--continued
$4,995,000	[3,4]	North Carolina Eastern Municipal Power Agency, (PT-824) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 4.000%, 5/3/2007	$4,995,000
4,347,000	[3,4]	North Carolina Eastern Municipal Power Agency, (Series 2004-955d) Weekly VRDNs (AMBAC INS)/(Morgan Stanley LIQ), 3.970%, 5/3/2007	4,347,000
2,540,000	[3,4]	North Carolina Eastern Municipal Power Agency, MERLOTS (Series 2001 A75) Weekly VRDNs (United States Treasury COL)/(Wachovia Bank N.A. LIQ), 3.990%, 5/2/2007	2,540,000
7,950,000	[3,4]	North Carolina Eastern Municipal Power Agency, MERLOTS (Series 2000 A41) Weekly VRDNs (United States Treasury COL)/(Wachovia Bank N.A. LIQ), 3.990%, 5/2/2007	7,950,000
2,500,000		North Carolina Education Assistance Authority, Student Loan Revenue Bonds (Series 2005A-3) Weekly VRDNs (AMBAC INS)/(Bank of America N.A. LIQ), 3.980%, 5/3/2007	2,500,000
2,145,000		North Carolina Educational Facilities Finance Agency, (Series 2000) Weekly VRDNs (Greensboro Montessory School)/(Wachovia Bank N.A. LOC), 4.000%, 5/3/2007	2,145,000
2,245,000	[3,4]	North Carolina HFA, (Series 2003 FR/RI-L17) Weekly VRDNs (FSA INS)/(Lehman Brothers Holdings, Inc. LIQ), 4.050%, 5/2/2007	2,245,000
6,000,000		North Carolina HFA, (Series 22-C), 3.65% TOBs, Mandatory Tender 10/1/2007	6,000,000
4,345,000	[3,4]	North Carolina HFA, MERLOTS (Series 2002-A39), 3.68% TOBs (AMBAC INS)/(Wachovia Bank N.A. LIQ), Optional Tender 8/1/2007	4,345,000
5,500,000	[3,4]	North Carolina HFA, MERLOTS (Series 2006-B12) Weekly VRDNs (Wachovia Bank N.A. LIQ), 4.040%, 5/2/2007	5,500,000
955,000		North Carolina Medical Care Commission, (Series 2001) Weekly VRDNs (Rutherford Hospital, Inc.)/(Branch Banking & Trust Co. LOC), 3.950%, 5/3/2007	955,000
3,400,000		North Carolina Medical Care Commission, (Series 2005) Weekly VRDNs (Southeastern Regional Medical Center)/(Branch Banking & Trust Co. LOC), 3.950%, 5/3/2007	3,400,000
1,300,000		North Carolina Medical Care Commission, (Series 2005B) Weekly VRDNs (United Methodist Retirement Homes)/(Branch Banking & Trust Co. LOC), 3.950%, 5/3/2007	1,300,000
1,500,000		North Carolina Medical Care Commission, (Series 2006) Weekly VRDNs (Cross Road Rest and Retirement Center, Inc.)/(RBC Centura Bank LOC), 3.950%, 5/3/2007	1,500,000
2,400,000		North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds (Series 1997) Weekly VRDNs (Pungo District Hospital Corp.)/(RBC Centura Bank LOC), 4.000%, 5/3/2007	2,400,000
9,000,000	[3,4]	North Carolina Medical Care Commission, RBC Floater Certificates (Series I-23) Weekly VRDNs (Mission Health, Inc.)/(Royal Bank of Canada, Montreal LIQ), 3.980%, 5/3/2007	9,000,000
10,080,000	[3,4]	North Carolina Municipal Power Agency No. 1, MERLOTS (Series 2000 A42) Weekly VRDNs (MBIA Insurance Corp. INS)/(Bank of New York LIQ), 3.990%, 5/2/2007	10,080,000
		SHORT-TERM MUNICIPALS--continued[1,2]
		North Carolina--continued
$2,885,000	[3,4]	North Carolina Municipal Power Agency No. 1, PUTTERs (Series 341) Weekly VRDNs (AMBAC INS)/(J.P. Morgan Chase & Co. LIQ), 3.980%, 5/3/2007	$2,885,000
2,165,000	[3,4]	North Carolina Municipal Power Agency No. 1, ROCs (Series 211) Weekly VRDNs (MBIA Insurance Corp. INS)/(Citibank NA, New York LIQ), 3.980%, 5/3/2007	2,165,000
800,000		Piedmont Triad Airport Authority, NC Weekly VRDNs (Triad International Maintenance Corp.)/(Citibank NA, New York LOC), 4.180%, 5/3/2007	800,000
6,420,000	[3,4]	Raleigh & Durham, NC Airport Authority, MT-100 Weekly VRDNs (AMBAC INS)/(Landesbank Hessen-Thueringen LIQ), 4.000%, 5/3/2007	6,420,000
1,800,000		Randolph County, NC Industrial Facilities and PCFA, (Series 1996) Weekly VRDNs (Ornamental Mouldings, Inc.)/(Toronto Dominion Bank LOC), 4.050%, 5/3/2007	1,800,000
1,900,000		Randolph County, NC Industrial Facilities and PCFA, (Series 2001) Weekly VRDNs (Wellmark, Inc.)/(Wachovia Bank N.A. LOC), 4.050%, 5/3/2007	1,900,000
5,895,000		Richmond County, NC Industrial Facilities & Pollution Control, (Series 2005) Weekly VRDNs (Ritz-Craft Corp.)/(Mercantile Safe Deposit & Trust Co., Baltimore LOC), 3.970%, 5/4/2007	5,895,000
1,155,000		Robeson County, NC Industrial Facilities and PCFA, (Series 1999) Weekly VRDNs (Rempac Foam Corp.)/(JPMorgan Chase Bank, N.A. LOC), 4.200%, 5/3/2007	1,155,000
5,000,000		Union County, NC, 3.65% CP (Wachovia Bank N.A. LIQ), Mandatory Tender 7/31/2007	5,000,000
4,000,000		Union County, NC, 3.66% CP (Wachovia Bank N.A. LIQ), Mandatory Tender 5/18/2007	4,000,000
3,000,000		Union County, NC, 3.67% CP (Wachovia Bank N.A. LIQ), Mandatory Tender 7/31/2007	3,000,000
5,547,000		Wake County, NC, 3.57% CP (Wachovia Bank N.A. LIQ), Mandatory Tender 5/22/2007	5,547,000
4,572,000		Wake County, NC, 3.60% CP (Wachovia Bank N.A. LIQ), Mandatory Tender 5/22/2007	4,572,000
1,270,000		Washington County, NC Industrial Facilities & PCFA, (Series 1997) Weekly VRDNs (Mackeys Ferry Sawmill, Inc. Project)/(Wachovia Bank N.A. LOC), 4.050%, 5/3/2007	1,270,000
3,600,000		Wilson County, NC PCA, (Series 1994) Weekly VRDNs (Granutec, Inc.)/(Bank of Nova Scotia, Toronto LOC), 4.120%, 5/3/2007	3,600,000
1,000,000		Yancey County, NC Industrial Facilities & PCFA, (Series 2007) Weekly VRDNs (Altec Industries, Inc.)/(Branch Banking & Trust Co. LOC), 4.050%, 5/3/2007	1,000,000

		TOTAL	274,850,710

		SHORT-TERM MUNICIPALS--continued[1,2]
		Puerto Rico--4.0%
$11,000,000	[3,4]	JPMorgan Chase & Co. I-PUTTERS Trust (Series 1781P) Weekly VRDNs (Puerto Rico Highway and Transportation Authority)/(Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 4.040%, 5/3/2007	$11,000,000
495,000	[3,4]	Puerto Rico HFA, (Series 2003 FR/RI-L30J) Weekly VRDNs (GNMA COL)/(Lehman Brothers Holdings, Inc. LIQ), 4.000%, 5/2/2007	495,000

		TOTAL	11,495,000

		TOTAL MUNICIPAL INVESTMENTS--99.4% (AT AMORTIZED COST)5	286,345,710

		OTHER ASSETS AND LIABILITIES--NET--0.6%	1,633,551

		TOTAL NET ASSETS--100%	$287,979,261

Securities that are subject to the federal alternative minimum tax (AMT) represent 39.0% of the portfolio as calculated based upon total market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO’s two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor’s, MIG-1 or MIG-2 by Moody’s Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At April 30, 2007, the portfolio securities were rated as follows:

Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier

100.0%	0.0%

2 Current rate and next reset date shown for Variable Rate Demand Notes.

3 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2007, these restricted securities amounted to $102,537,000, which represented 35.6% of total net assets.

4 Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees. At April 30, 2007, these liquid restricted securities amounted to $102,537,000, which represented 35.6% of total net assets.

5 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2007.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
BANs	--Bond Anticipation Notes
COL	--Collateralized
CP	--Commercial Paper
FGIC	--Financial Guaranty Insurance Company
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
HFA	--Housing Finance Authority
INS	--Insured
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
PCA	--Pollution Control Authority
PCFA	--Pollution Control Finance Authority
PCR	--Pollution Control Revenue
PUTTERs	--Puttable Tax-Exempt Receipts
ROCs	--Reset Option Certificates
TOBs	--Tender Option Bonds
TOPS	--Trust Obligation Participating Securities
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2007 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$286,345,710
Cash		154,006
Income receivable		1,763,605
Receivable for shares sold		4,183

TOTAL ASSETS		288,267,504

Liabilities:
Payable for shares redeemed	$35,227
Income distribution payable	180,924
Payable for shareholder services fee (Note 4)	60,075
Accrued expenses	12,017

TOTAL LIABILITIES		288,243

Net assets for 287,979,137 shares outstanding		$287,979,261

Net Assets Consist of:
Paid-in capital		$287,979,137
Undistributed net investment income		124

TOTAL NET ASSETS		$287,979,261

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$287,979,261 ÷ 287,979,137 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2007 (unaudited)

Investment Income:
Interest			$5,293,264

Expenses:
Investment adviser fee (Note 4)		$669,736
Administrative personnel and services fee (Note 4)		114,234
Custodian fees		5,851
Transfer and dividend disbursing agent fees and expenses		53,263
Directors’/Trustees’ fees		1,257
Auditing fees		8,434
Legal fees		4,479
Portfolio accounting fees		34,935
Shareholder services fee (Note 4)		358,398
Share registration costs		13,164
Printing and postage		7,901
Insurance premiums		3,720
Miscellaneous		328

TOTAL EXPENSES		1,275,700

Waivers (Note 4):
Waiver of investment adviser fee	$(342,368)
Waiver of administrative personnel and services fee	(4,462)

TOTAL WAIVERS		(346,830)

Net expenses			928,870

Net investment income			$4,364,394

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2007	Year Ended 10/31/2006

Increase (Decrease) in Net Assets
Operations:
Net investment income	$4,364,394	$7,126,054
Net realized gain on investments	--	77,263

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	4,364,394	7,203,317

Distributions to Shareholders:
Distributions from net investment income	(4,363,816)	(7,128,674)
Distributions from net realized gain on investments	(76,935)	--

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(4,440,751)	(7,128,674)

Share Transactions:
Proceeds from sale of shares	349,017,992	637,403,828
Net asset value of shares issued to shareholders in payment of distributions declared	3,367,535	5,283,918
Cost of shares redeemed	(331,742,616)	(641,827,214)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	20,642,911	860,532

Change in net assets	20,566,554	935,175

Net Assets:
Beginning of period	267,412,707	266,477,532

End of period (including undistributed (distributions in excess of) net investment income of $124 and $(454), respectively)	$287,979,261	$267,412,707

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2007 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 40 portfolios. The financial statements included herein are only those of North Carolina Municipal Cash Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the income tax imposed by the state of North Carolina consistent with stability of principal. Interest income from the Fund’s investments may be subject to the federal alternative minimum tax for individuals and corporations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Fund’s Board of Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

	Six Months Ended 4/30/2007	Year Ended 10/31/2006

Shares sold	349,017,992	637,403,828
Shares issued to shareholders in payment of distributions declared	3,367,535	5,283,918
Shares redeemed	(331,742,616)	(641,827,214)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	20,642,911	860,532

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Effective February 28, 2007, Federated Investment Management Company, the Fund’s investment adviser (the “Adviser”), receives for its services an annual investment adviser fee equal to 0.40% of the Fund’s average daily net assets. Prior to February 28, 2007, the Adviser received a fee equal to 0.50% of the Fund’s average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2007, the Adviser voluntarily waived $342,368 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds

0.150%	on the first $5 billion

0.125%	on the next $5 billion

0.100%	on the next $10 billion

0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2007, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $4,462 of its fee.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund’s Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended April 30, 2007, FSSC did not receive any fees paid by the Fund.

Interfund Transactions

During the six months ended April 30, 2007, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $177,230,000 and $240,370,000, respectively.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

5. CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2007, 49.8% of the securities in the portfolio of investments is backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 7.6% of total investments.

6. LINE OF CREDIT

The Fund participates in a $150,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of April 30, 2007, there were no outstanding loans. During the six months ended April 30, 2007, the Fund did not utilize the LOC.

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, “Federated”), along with various investment companies sponsored by Federated (“Funds”) were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated’s first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission (“SEC”), the Office of the New York State Attorney General (“NYAG”), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys’ fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

8. RECENT ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006. Recent SEC guidance allows implementing FIN 48 in fund net asset value (NAV) calculations as late as a fund’s last NAV calculation in the first required financial statement reporting period. As a result, the Fund will adopt FIN 48 no later than April 30, 2008. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

In addition, in September 2006, FASB released Statement on Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157) which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund’s financial statement disclosures.

Evaluation and Approval of Advisory Contract

NORTH CAROLINA MUNICIPAL CASH TRUST (THE “FUND”)

The Fund’s Board reviewed the Fund’s investment advisory contract at meetings held in May 2006. The Board’s decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

Prior to the meeting, the Adviser had recommended that the Federated Funds appoint a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer appointed by the Funds has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below, which the Board considered, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser’s fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser’s cost of providing the services; the extent to which the Adviser may realize “economies of scale” as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser’s relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser’s services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for like services and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these considerations and was guided by them in its review of the Fund’s advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated Funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise the Senior Officer’s evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board’s formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board’s consideration of the advisory contract included review of the Senior Officer’s evaluation, accompanying data and additional reports covering such matters as: the Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund’s investment objectives; the Fund’s expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated’s responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board’s evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund’s performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund’s investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund’s ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund’s investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser’s investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated’s fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, and directed the preparation of independent reports, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups is of significance in judging the reasonableness of proposed fees.

During the year ending December 31, 2005, the Fund’s performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated Funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated’s subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated funds’ administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs and the lack of consensus on how to allocate those costs causes such allocation reports to be of questionable value. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board also reviewed profitability information for Federated and other publicly held fund management companies, provided by the Senior Officer, who noted the limited availability of such information, and concluded that Federated’s profit margins did not appear to be excessive.

The Senior Officer’s evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in the portfolio management and distribution efforts supporting all of the Federated Funds and that the benefits of any economies, should they exist, were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated’s fund advisory services at this time.

During the year ending December 31, 2005, the Fund’s investment advisory fee after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Board reviewed the fees, other expenses of the state-specific municipal cash trust funds and possible future reductions in gross advisory fees with the Adviser. The Board agreed to continuation of the Fund’s advisory contract, noting among other factors, the positive impact of fee waivers that caused total expenses to appear reasonable. The Senior Officer noted that Federated appeared to provide appropriate administrative services to the Fund for the fees currently paid. For 2005, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates was satisfactory and was satisfied that the overall expense structure of the Fund remained competitive.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser’s industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board’s approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were relevant to every Federated Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board’s decision to approve the contract reflects its determination that Federated’s performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

The Senior Officer also made recommendations relating to the organization and availability of data and verification of processes for purposes of implementing future evaluations which the Adviser has agreed to implement.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated’s website. Go to FederatedInvestors.com, select “Products,” select the “Prospectuses and Regulatory Reports” link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC’s website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated’s website at FederatedInvestors.com by clicking on “Portfolio Holdings” and selecting the name of the Fund, or by selecting the name of the Fund and clicking on “Portfolio Holdings.” You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Cusip 60934N278

G01177-01 (6/07)

Federated
World-Class Investment Manager

Ohio Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2007

Institutional Shares
Institutional Service Shares
Cash II Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended October 31,
	4/30/2007		2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.016		0.029	0.018	0.008	0.009	0.014
Net realized gain (loss) on investments	--		0.000 [1]	--	0.000 [1]	--	(0.000	) [1]
TOTAL FROM INVESTMENT OPERATIONS	0.016		0.029	0.018	0.008	0.009	0.014
Less Distributions:
Distributions from net investment income	(0.016)		(0.029)	(0.018)	(0.008)	(0.009)	(0.014)
Distributions from net realized gain on investments	(0.000	) [1]	--	--	--	--	--
TOTAL DISTRIBUTIONS	(0.016)		(0.029)	(0.018)	(0.008)	(0.009)	(0.014)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total Return [2]	1.61%		2.96%	1.83%	0.79%	0.88%	1.37%

Ratios to Average Net Assets:
Net expenses	0.51	% [3]	0.50%	0.50%	0.50%	0.50%	0.50%
Net investment income	3.21	% [3]	2.93%	1.76%	0.78%	0.88%	1.35%
Expense waiver/reimbursement [4]	0.06	% [3]	0.22%	0.31%	0.32%	0.32%	0.32%
Supplemental Data:
Net assets, end of period (000 omitted)	$130,933		$154,496	$115,029	$146,091	$163,800	$152,957

1 Represents less than $0.001.

2 Based on net asset value. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended October 31,
	4/30/2007		2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.015		0.027	0.016	0.006	0.007	0.012
Net realized gain (loss) on investments	--		0.000 [1]	--	0.000 [1]	--	(0.000	) [1]
TOTAL FROM INVESTMENT OPERATIONS	0.015		0.027	0.016	0.006	0.007	0.012
Less Distributions:
Distributions from net investment income	(0.015)		(0.027)	(0.016)	(0.006)	(0.007)	(0.012)
Distributions from net realized gain on investments	(0.000	) [1]	--	--	--	--	--
TOTAL DISTRIBUTIONS	(0.015)		(0.027)	(0.016)	(0.006)	(0.007)	(0.012)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total Return [2]	1.51%		2.75%	1.62%	0.59%	0.68%	1.17%

Ratios to Average Net Assets:
Net expenses	0.71	% [3]	0.70%	0.70%	0.70%	0.70%	0.70%
Net investment income	3.01	% [3]	2.71%	1.58%	0.58%	0.68%	1.17%
Expense waiver/reimbursement [4]	0.11	% [3]	0.15%	0.11%	0.12%	0.12%	0.12%
Supplemental Data:
Net assets, end of period (000 omitted)	$156,665		$101,934	$102,674	$122,206	$124,984	$107,282

1 Represents less than $0.001.

2 Based on net asset value. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Cash II Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended October 31,
	4/30/2007		2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.013		0.024	0.013	0.003	0.004	0.009
Net realized gain (loss) on investments	--		0.000 [1]	--	0.000 [1]	--	(0.000	) [1]
TOTAL FROM INVESTMENT OPERATIONS	0.013		0.024	0.013	0.003	0.004	0.009
Less Distributions:
Distributions from net investment income	(0.013)		(0.024)	(0.013)	(0.003)	(0.004)	(0.009)
Distributions from net realized gain on investments	(0.000	) [1]	--	--	--	--	--
TOTAL DISTRIBUTIONS	(0.013)		(0.024)	(0.013)	(0.003)	(0.004)	(0.009)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total Return [2]	1.36%		2.44%	1.32%	0.29%	0.38%	0.87%

Ratios to Average Net Assets:
Net expenses	1.01	% [3]	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income	2.72	% [3]	2.39%	1.39%	0.27%	0.38%	0.87%
Expense waiver/reimbursement [4]	0.12	% [3]	0.15%	0.11%	0.12%	0.12%	0.12%
Supplemental Data:
Net assets, end of period (000 omitted)	$53,997		$48,387	$47,936	$28,592	$45,596	$60,680

1 Represents less than $0.001.

2 Based on net asset value. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2006 to April 30, 2007.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 11/1/2006	Ending Account Value 4/30/2007	Expenses Paid During Period [1]
Actual:
Institutional Shares	$1,000	$1,016.10	$2.55
Institutional Service Shares	$1,000	$1,015.10	$3.55
Cash II Series	$1,000	$1,013.60	$5.04
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,022.27	$2.56
Institutional Service Shares	$1,000	$1,021.27	$3.56
Cash II Series	$1,000	$1,019.79	$5.06

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Institutional Shares	0.51%
Institutional Service Shares	0.71%
Cash II Series	1.01%

Portfolio of Investments Summary Tables

At April 30, 2007, the Fund's portfolio composition 1 was as follows:

Percentage of Total Net Assets
Variable Rate Instruments	70.4%
Municipal Notes	29.7%
Other Assets and Liabilities--Net [2]	(0.1)%
TOTAL	100.0%

At April 30, 2007, the Fund's effective maturity schedule 3 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	73.0%
8-30 Days	0.4%
31-90 Days	7.1%
91-180 Days	5.5%
181 Days or more	14.1%
Other Assets and Liabilities--Net [2]	(0.1)%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of these investments.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

April 30, 2007 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--100.1% [1,2]
		Ohio--100.1%
$6,200,000	[3,4]	ABN AMRO MuniTOPS Certificates Trust (Ohio Non-AMT)/(Series 2004-14) Weekly VRDNs (Columbus, OH City School District)/(FSA INS)/(ABN AMRO Bank NV, Amsterdam LIQ), 3.970%, 5/3/2007	$6,200,000
5,000,000		Akron, Bath & Copley, OH Joint Township, (Series 2002) Weekly VRDNs (Sumner on Ridgewood, Inc.)/(KBC Bank N.V. LOC), 3.960%, 5/3/2007	5,000,000
8,000,000		Akron, Bath & Copley, OH Joint Township, (Series 2004B) Weekly VRDNs (Summa Health System)/(JPMorgan Chase Bank, N.A. LOC), 3.960%, 5/3/2007	8,000,000
1,185,000		Belmont County, OH, 4.50% BANs, 8/15/2007	1,186,984
3,000,000		Bexley, OH, 3.80% BANs, 5/1/2008	3,000,000
2,500,000		Canal Winchester, OH Local School District, (Series A), 4.50% BANs, 11/27/2007	2,512,202
2,750,000		Circleville, OH, 4.50% BANs, 7/18/2007	2,753,392
12,825,000		Clark County, OH, (Series 1999) Weekly VRDNs (Ohio Masonic Home)/(AMBAC INS)/(Harris, N.A. LIQ), 3.960%, 5/3/2007	12,825,000
1,290,000	[3,4]	Cleveland, OH Airport System, (PT-799) Weekly VRDNs (FSA INS)/(Merrill Lynch & Co., Inc. LIQ), 4.000%, 5/3/2007	1,290,000
7,150,000		Cleveland-Cuyahoga County, OH Port Authority, (Series 2004) Weekly VRDNs (Playhouse Square Foundation)/(Fifth Third Bank, Cincinnati LOC), 3.950%, 5/3/2007	7,150,000
2,100,000		Clinton County, OH, 3.75% BANs, 4/24/2008	2,100,000
2,145,000		Columbiana County, OH, (Series 1999) Weekly VRDNs (Butech, Inc.)/(Key Bank, N.A. LOC), 4.080%, 5/3/2007	2,145,000
6,000,000	[3,4]	Columbus, OH City School District, RBC Floater Certificates (Series I-21) Weekly VRDNs (FSA INS)/(Royal Bank of Canada, Montreal LIQ), 3.970%, 5/3/2007	6,000,000
920,000		Coshocton, OH, 4.25% BANs, 2/19/2008	923,210
7,345,000	[3,4]	Cuyahoga County, OH HFA, PT-3391 Weekly VRDNs (Gates Mills Investments LLC)/(IXIS Financial Products Inc. GTD)/(Merrill Lynch & Co., Inc. LIQ), 4.050%, 5/3/2007	7,345,000
4,060,000		Cuyahoga County, OH Health Care Facilities, (Series 2001) Weekly VRDNs (Gardens of McGregor & Amasa Stone)/(Key Bank, N.A. LOC), 3.980%, 5/3/2007	4,060,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Ohio--continued
$6,235,000		Cuyahoga County, OH Hospital Authority, (Series 1998-II) Weekly VRDNs (W.O. Walker Center, Inc.)/(AMBAC INS)/(Key Bank, N.A. LIQ), 3.990%, 5/3/2007	$6,235,000
4,000,000		Cuyahoga County, OH IDA Weekly VRDNs (Prince Plating, Inc.)/(Bank of Nova Scotia, Toronto LOC), 4.090%, 5/3/2007	4,000,000
805,000		Cuyahoga County, OH IDA Weekly VRDNs (Sure-Foot Industries, Inc.)/(FirstMerit Bank, N.A. LOC), 4.210%, 5/3/2007	805,000
1,720,000		Cuyahoga County, OH IDA Weekly VRDNs (Watt Printers)/(National City Bank LOC), 4.110%, 5/3/2007	1,720,000
1,415,000		Cuyahoga County, OH IDA, (Series 1999) Weekly VRDNs (Kowalski Heat Treating Co.)/ (FirstMerit Bank, N.A. LOC), 4.210%, 5/3/2007	1,415,000
14,075,000		Cuyahoga County, OH, (Series 1999) Weekly VRDNs (National Terminal Apartments)/(Bank of America N.A. LOC), 3.800%, 5/1/2007	14,075,000
3,720,000		Defiance, OH, 4.125% BANs, 4/25/2008	3,731,447
435,000		Defiance, OH, 4.25% BANs, 5/1/2007	435,000
3,850,000		Defiance, OH, 4.50% BANs, 5/1/2007	3,850,000
690,000		Delaware County, OH, IDRB (Series 1995) Weekly VRDNs (Air Waves, Inc. Project)/(Key Bank, N.A. LOC), 4.080%, 5/2/2007	690,000
2,000,000		Elyria, OH, 4.00% BANs, 10/17/2007	2,003,121
3,900,000		Fairborn, OH, 4.50% BANs, 6/27/2007	3,904,397
6,000,000		Franklin County, OH Health Care Facilities, (Series 2005) Weekly VRDNs (Traditions Healthcare Obligated Group)/(U.S. Bank, N.A. LOC), 3.940%, 5/3/2007	6,000,000
2,000,000		Franklin County, OH Health Care Facilities, (Series 2006A) Weekly VRDNs (Ohio Presbyterian Retirement Services)/(Radian Asset Assurance INS)/(National City Bank LIQ), 3.990%, 5/3/2007	2,000,000
4,000,000		Franklin County, OH Health Care Facilities, Refunding & Improvement Revs Series 2002 B Weekly VRDNs (Ohio Presbyterian Retirement Services)/(National City Bank LOC), 3.970%, 5/3/2007	4,000,000
980,000		Franklin County, OH IDA Weekly VRDNs (Promark Electronics, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 4.200%, 5/3/2007	980,000
1,185,000		Franklin County, OH IDA Weekly VRDNs (Unicorn Leasing Corp.)/(Fifth Third Bank, Cincinnati LOC), 4.770%, 5/4/2007	1,185,000
1,690,000		Franklin County, OH IDA, (Series 1995) Weekly VRDNs (Fabcon LLC Project)/(Wells Fargo Bank, N.A. LOC), 3.970%, 5/1/2007	1,690,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Ohio--continued
$1,300,000		Franklin County, OH Revenue, (Series 2000F) Weekly VRDNs (Trinity Healthcare Credit Group), 3.980%, 5/3/2007	$1,300,000
1,500,000		Gates Mills Village, OH, 4.25% BANs, 5/24/2007	1,500,409
2,100,000		Green City, OH, 4.75% BANs, 7/17/2007	2,104,051
1,460,000		Greene County, OH Hospital Facilities Revenue Authority, (Series 1999A) Weekly VRDNs (Med Health System)/(Key Bank, N.A. LOC), 3.960%, 5/3/2007	1,460,000
3,380,000		Hamilton County, OH Hospital Facilities Authority, (Series 1999A) Weekly VRDNs (Drake Center, Inc.)/(U.S. Bank, N.A. LOC), 3.920%, 5/3/2007	3,380,000
2,000,000		Hamilton County, OH, (Series 2004) Weekly VRDNs (Block 3 Project)/(Bank of New York and Citizens Bank of Pennsylvania LOCs), 4.000%, 5/3/2007	2,000,000
1,750,000		Hamilton County, OH, (Series 2005B) Weekly VRDNs (Episcopal Retirement Homes, Inc.)/ (Key Bank, N.A. LOC), 3.940%, 5/3/2007	1,750,000
4,000,000		Hamilton, OH City School District, 4.25% BANs, 6/6/2007	4,002,325
400,000		Hamilton, OH MFH, (Series 2003B: Knollwood Crossing II Apartments) Weekly VRDNs (Pedcor Investments-2003-LIX LP)/(FHLB of Indianapolis LOC), 4.090%, 5/3/2007	400,000
3,670,000		Henry County, OH, (Series 1996) Weekly VRDNs (Automatic Feed Co.)/(Huntington National Bank, Columbus, OH LOC), 4.370%, 5/3/2007	3,670,000
1,800,000		Hilliard, OH, 3.80% BANs, 9/6/2007	1,800,000
550,000		Huber Heights, OH, IDRB (Series 1994) Weekly VRDNs (Lasermike, Inc. Project)/(Key Bank, N.A. LOC), 4.080%, 5/2/2007	550,000
2,665,000		Lake County, OH, (Series 1996) Weekly VRDNs (Apsco Properties Ltd.)/(JPMorgan Chase Bank, N.A. LOC), 4.210%, 5/3/2007	2,665,000
1,500,000		Lake County, OH, 4.50% BANs, 6/21/2007	1,501,513
1,000,000		Lakewood, OH, 4.00% BANs, 4/10/2008	1,003,237
1,415,000		Lorain County, OH Weekly VRDNs (Ohio Metallurgical Service, Inc.)/(FirstMerit Bank, N.A. LOC), 4.210%, 5/3/2007	1,415,000
895,000		Lorain Port Authority, OH, (Series 1994) Weekly VRDNs (Spitzer Great Lakes Ltd., Inc.)/ (JPMorgan Chase Bank, N.A. LOC), 4.320%, 5/4/2007	895,000
295,000		Lorain Port Authority, OH, Adjustable Rate Demand Port Development Refunding Revenue Bonds (Series 1996) Weekly VRDNs (Spitzer Project)/(JPMorgan Chase Bank, N.A. LOC), 4.320%, 5/4/2007	295,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Ohio--continued
$8,305,000		Lorain Port Authority, OH, IDRB (Series 1996) Weekly VRDNs (Brush Wellman, Inc.)/ (JPMorgan Chase Bank, N.A. LOC), 4.220%, 5/3/2007	$8,305,000
2,000,000		Mahoning County, OH Hospital Facilities, (Series B) Weekly VRDNs (Forum Group, Inc.)/(MBIA Insurance Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.960%, 5/3/2007	2,000,000
2,265,000		Mahoning County, OH Multifamily HFA Weekly VRDNs (International Towers, Inc.)/(U.S. Bank, N.A. LOC), 4.170%, 5/3/2007	2,265,000
2,065,000		Mansfield, OH, 4.50% BANs, 8/22/2007	2,069,680
3,253,000		Maple Heights, OH City School District, 4.00% BANs, 4/17/2008	3,262,035
8,950,000		Marion County, OH MFH, (Series 2006) Weekly VRDNs (Avalon Lakes)/(FHLB of Cincinnati LOC), 4.000%, 5/3/2007	8,950,000
7,400,000		Medina County, OH, (Series 1997) Weekly VRDNs (Plaza 71 Associates Ltd.)/(WestLB AG (Guaranteed) LOC), 4.120%, 5/3/2007	7,400,000
865,000		Medina County, OH, (Series 1998) Weekly VRDNs (Michael Day Enterprises)/(Key Bank, N.A. LOC), 4.080%, 5/2/2007	865,000
1,500,000		Mentor, OH, (Series 1997) Weekly VRDNs (Risch Investments/Roll Kraft, Inc.)/(Key Bank, N.A. LOC), 4.200%, 5/3/2007	1,500,000
15,000,000	[3,4]	Middletown, OH, (MT-239) Weekly VRDNs (Middletown Regional Hospital)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 4.010%, 5/3/2007	15,000,000
1,400,000		Montgomery County, OH, (Series 2005) Weekly VRDNs (Kroger Co.)/(U.S. Bank, N.A. LOC), 4.020%, 5/3/2007	1,400,000
2,167,000		Morrow County, OH, 4.50% BANs, 7/12/2007	2,169,053
6,500,000		Mount Healthy, OH City School District, 4.25% BANs, 4/3/2008	6,530,662
2,200,000		Mount Vernon, OH, 4.50% BANs, 9/5/2007	2,206,023
2,250,000		North Central, OH Local School District, 4.50% BANs, 6/22/2007	2,252,551
5,000,000		North Royalton, OH, 3.90% BANs, 2/28/2008	5,008,740
5,380,000		Ohio HFA MFH, 3.60% TOBs (Lincoln Park Associates)/(Citizens Bank of Pennsylvania LOC), Optional Tender 5/1/2007	5,380,000
2,750,000		Ohio HFA, (Series I) Weekly VRDNs (GNMA COL)/(Citibank NA, New York LIQ), 4.010%, 5/2/2007	2,750,000
2,845,000	[3,4]	Ohio HFA, MERLOTS (Series 2006-A2) Weekly VRDNs (GNMA COL)/(Bank of New York LIQ), 4.040%, 5/2/2007	2,845,000
1,075,000	[3,4]	Ohio HFA, Variable Rate Certificates (Series 2001-I) Weekly VRDNs (GNMA COL)/(Bank of America N.A. LIQ), 4.040%, 5/3/2007	1,075,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Ohio--continued
$9,990,000	[3,4]	Ohio State Air Quality Development Authority, (Series 2006-K74) Weekly VRDNs (Dayton Power & Light Co.)/(FGIC INS)/(Lehman Brothers Holdings, Inc. LIQ), 4.050%, 5/2/2007	$9,990,000
6,300,000		Ohio State Higher Educational Facilities Commission, (Series A) Weekly VRDNs (John Carroll University, OH)/(Allied Irish Banks PLC LOC), 3.950%, 5/3/2007	6,300,000
5,650,000		Ohio State Water Development Authority Pollution Control Facilities, (Series 2005B) Weekly VRDNs (FirstEnergy Nuclear Generation Corp.)/(Barclays Bank PLC LOC), 3.960%, 5/2/2007	5,650,000
2,157,000		Painesville, OH, (Series 2006-4), 3.70% BANs, 11/14/2007	2,157,000
1,295,000		Pataskala, OH, 4.50% BANs, 11/20/2007	1,299,911
4,955,000		Pataskala, OH, 4.50% BANs, 8/29/2007	4,966,761
2,300,000		Paulding County, OH, 3.80% BANs, 2/12/2008	2,300,000
2,393,000		Perrysburg, OH, LT GO, 4.25% BANs, 11/8/2007	2,400,484
1,790,000		Pickaway County, OH IDA Weekly VRDNs (Crane Plastics)/(JPMorgan Chase Bank, N.A. LOC), 4.200%, 5/3/2007	1,790,000
4,425,000		Pike County, OH Health Care Facilities, (Series 2005) Weekly VRDNs (Bristol Village Homes)/(Key Bank, N.A. LOC), 3.940%, 5/3/2007	4,425,000
2,350,000		Portage County, OH IDA, Adjustable Rate IDRBs (Series 1996) Weekly VRDNs (Barnette Project)/(National City Bank LOC), 4.060%, 5/3/2007	2,350,000
4,420,000		Richland County, OH, 4.50% BANs, 11/1/2007	4,438,701
3,235,000		Richland County, OH, 4.50% BANs, 9/5/2007	3,243,646
3,455,000		Rossford, OH, 4.75% BANs, 6/13/2007	3,458,330
1,950,000		Shaker Heights, OH, 4.25% BANs, 6/14/2007	1,951,619
4,280,000		Springboro, OH, 4.50% BANs, 11/1/2007	4,294,539
5,330,000		Stark County, OH IDR Weekly VRDNs (Shearer's Foods, Inc.)/(National City Bank LOC), 4.060%, 5/3/2007	5,330,000
550,000		Stark County, OH IDR, IDRB (Series 1996) Weekly VRDNs (Foundations Systems and Anchors, Inc. Project)/(JPMorgan Chase Bank, N.A. LOC), 4.350%, 5/3/2007	550,000
670,000		Strongsville, OH Weekly VRDNs (Monarch Engraving, Inc.)/(FirstMerit Bank, N.A. LOC), 4.180%, 5/2/2007	670,000
385,000		Strongsville, OH, (Series 1994) Weekly VRDNs (Nutro Machinery Corp.)/(Huntington National Bank, Columbus, OH LOC), 4.080%, 5/4/2007	385,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Ohio--continued
$3,030,000		Summit County, OH IDA Weekly VRDNs (Gardner Pie Co., Inc.)/(FirstMerit Bank, N.A. LOC), 4.210%, 5/3/2007	$3,030,000
1,050,000		Summit County, OH IDA, (Series 1997) Weekly VRDNs (Malco Products, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 4.200%, 5/3/2007	1,050,000
1,985,000		Summit County, OH IDA, (Series 1998( Weekly VRDNs (Waldonia Investment)/(Key Bank, N.A. LOC), 4.080%, 5/2/2007	1,985,000
1,215,000		Summit County, OH IDA, (Series 2000) Weekly VRDNs (McHale Group)/(National City Bank LOC), 4.100%, 5/3/2007	1,215,000
3,150,000		Summit County, OH IDA, (Series 2001) Weekly VRDNs (AESCO, Inc.)/(FirstMerit Bank, N.A. LOC), 4.210%, 5/3/2007	3,150,000
610,000		Summit County, OH IDA, Adjustable Rate IDRBs (Series 1996) Weekly VRDNs (Fomo Products, Inc.)/(FirstMerit Bank, N.A. LOC), 4.210%, 5/3/2007	610,000
1,410,000		Summit County, OH IDA, Variable Rate IDRBs (Series 1998A) Weekly VRDNs (Wintek Ltd.)/(FirstMerit Bank, N.A. LOC), 4.210%, 5/3/2007	1,410,000
1,406,000		Swanton, OH, 4.50% BANs, 8/23/2007	1,408,534
1,000,000		Toledo, OH, (Series 2007) Weekly VRDNs (State Street Bank and Trust Co. LOC), 3.930%, 5/3/2007	1,000,000
2,500,000		Toledo-Lucas County, OH Port Authority, (Series 2006) Weekly VRDNs (Van Deurzen Dairy LLC)/(LaSalle Bank, N.A. LOC), 3.990%, 5/3/2007	2,500,000
4,000,000		Toledo-Lucas County, OH Port Authority, Airport Development Revenue Bonds (Series 1996-1) Weekly VRDNs (Burlington Air Express, Inc.)/(ABN AMRO Bank NV, Amsterdam LOC), 4.010%, 5/3/2007	4,000,000
540,000		Tuscarawas County, OH, Adjustable Rate IDRBs (Series 1995) Weekly VRDNs (Primary Packaging, Inc.)/(FirstMerit Bank, N.A. LOC), 4.170%, 5/3/2007	540,000
2,170,000		Warrensville Heights, OH, 4.05% BANs, 2/5/2008	2,175,609
335,000		Willoughby City, OH, IDR Refunding Bonds (Series 1995A) Weekly VRDNs (Pine Ridge Shopping Center Co. Project)/(U.S. Bank, N.A. LOC), 4.320%, 5/3/2007	335,000
375,000		Willoughby City, OH, IDR Revenue Bonds (Series 1995 B) Weekly VRDNs (Pine Ridge Shopping Center Co. Project)/(U.S. Bank, N.A. LOC), 4.320%, 5/3/2007	375,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Ohio--continued
$730,000		Wood County, OH, Williams Industries Service Inc, Project Weekly VRDNs (Williams Industrial Service, Inc.)/(Huntington National Bank, Columbus, OH LOC), 4.220%, 5/3/2007	$730,000
2,320,000		Youngstown, OH, (Series 1996A) Weekly VRDNs (Cantar/Polyair Corp./Performa Corp.)/ (HSBC Bank USA LOC), 4.100%, 5/3/2007	2,320,000
		TOTAL MUNICIPAL INVESTMENTS--100.1% (AT AMORTIZED COST) [5]	341,920,166
		OTHER ASSETS AND LIABILITIES - NET--(0.1)%	(325,974)
		TOTAL NET ASSETS--100%	$341,594,192

Securities that are subject to the federal alternative minimum tax (AMT) represent 37.1% of the portfolio as calculated based upon total portfolio market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1, or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At April 30, 2007, the portfolio securities were rated as follows:

Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
97.7%	2.3%

2 Current rate and next reset date shown for Variable Rate Demand Notes.

3 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2007, these restricted securities amounted to $49,745,000, which represented 14.6% of total net assets.

4 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At April 30, 2007, these liquid restricted securities amounted to $49,745,000, which represented 14.6% of total net assets.

5 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2007.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
COL	--Collateralized
FGIC	--Financial Guaranty Insurance Company
FHLB	--Federal Home Loan Bank
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GO	--General Obligation
GTD	--Guaranteed
HFA	--Housing Finance Authority
IDA	--Industrial Development Authority
IDR	--Industrial Development Revenue
IDRB(s)	--Industrial Development Revenue Bond(s)
INS	--Insured
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
LT	--Limited Tax
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
MFH	--Multi-Family Housing
TOBs	--Tender Option Bonds
TOPS	--Trust Obligation Participating Securities
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2007 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$341,920,166
Cash		193,327
Income receivable		3,183,284
Receivable for shares sold		12,372
TOTAL ASSETS		345,309,149
Liabilities:
Payable for investments purchased	$3,000,000
Payable for shares redeemed	11,664
Income distribution payable	644,519
Payable for distribution services fee (Note 4)	11,603
Payable for shareholder services fee (Note 4)	45,790
Accrued expenses	1,381
TOTAL LIABILITIES		3,714,957
Net assets for 341,597,138 shares outstanding		$341,594,192
Net Assets Consist of:
Paid-in capital		$341,596,978
Distributions in excess of net investment income		(2,786)
TOTAL NET ASSETS		$341,594,192
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$130,932,646 ÷ 130,925,910 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Service Shares:
$156,665,017 ÷ 156,669,938 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash II Shares:
$53,996,529 ÷ 54,001,290 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2007 (unaudited)

Investment Income:
Interest			$6,592,002
Expenses:
Investment adviser fee (Note 4)		$709,345
Administrative personnel and services fee (Note 4)		140,624
Custodian fees		7,188
Transfer and dividend disbursing agent fees and expenses		46,739
Directors'/Trustees' fees		1,435
Auditing fees		9,277
Legal fees		4,479
Portfolio accounting fees		51,147
Distribution services fee--Cash II Shares (Note 4)		78,203
Shareholder services fee--Institutional Service Shares (Note 4)		186,218
Shareholder services fee--Cash II Shares (Note 4)		62,183
Account administration fee--Institutional Service Shares		220
Account administration fee--Cash II Shares		2,717
Share registration costs		25,808
Printing and postage		11,302
Insurance premiums		3,781
Miscellaneous		1,087
TOTAL EXPENSES		1,341,753
Waivers and Reimbursement (Note 4):
Waiver of investment adviser fee	$(109,700)
Waiver of administrative personnel and services fee	(5,493)
Waiver of distribution services fee--Cash II Shares	(13,034)
Reimbursement of shareholders services fee- Institutional Services Shares	(37,207)
TOTAL WAIVERS AND REIMBURSEMENT		(165,434)
Net expenses			1,176,319
Net investment income			$5,415,683

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2007	Year Ended 10/31/2006
Increase (Decrease) in Net Assets
Operations:
Net investment income	$5,415,683	$7,593,211
Net realized gain on investments	--	24,110
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	5,415,683	7,617,321
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(2,457,403)	(3,600,219)
Institutional Service Shares	(2,252,844)	(2,793,140)
Cash II Shares	(707,977)	(1,200,306)
Distributions from net realized gain on investments
Institutional Shares	(11,533)	--
Institutional Service Shares	(8,371)	--
Cash II Shares	(3,909)	--
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(5,442,037)	(7,593,665)
Share Transactions:
Proceeds from sale of shares	573,908,638	834,411,941
Net asset value of shares issued to shareholders in payment of distributions declared	1,570,749	2,464,616
Cost of shares redeemed	(538,675,953)	(797,722,190)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	36,803,434	39,154,367
Change in net assets	36,777,080	39,178,023
Net Assets:
Beginning of period	304,817,112	265,639,089
End of period (including distributions in excess of net investment income of $(2,786) and $(245), respectively)	$341,594,192	$304,817,112

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2007 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 40 portfolios. The financial statements included herein are only those of Ohio Municipal Cash Trust (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Institutional Service Shares and Cash II Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The primary investment objective of the Fund is to provide current income exempt from federal regular income tax and the personal income taxes imposed by the state of Ohio and Ohio municipalities consistent with stability of principal. Interest income from the Fund's investments may be subject to the federal alternative minimum tax for individuals and corporations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as distribution service fees, shareholder services fees and account administration fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Fund's Board of Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 4/30/2007	Year Ended 10/31/2006
Institutional Shares:
Shares sold	222,759,887	353,177,006
Shares issued to shareholders in payment of distributions declared	143,295	385,637
Shares redeemed	(246,460,267)	(314,106,024)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(23,557,085)	39,456,619

	Six Months Ended 4/30/2007	Year Ended 10/31/2006
Institutional Service Shares:
Shares sold	270,339,743	267,059,313
Shares issued to shareholders in payment of distributions declared	723,068	921,679
Shares redeemed	(216,315,584)	(268,731,779)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARES TRANSACTIONS	54,747,227	(750,787)

	Six Months Ended 4/30/2007	Year Ended 10/31/2006
Cash II Shares:
Shares sold	80,809,008	214,175,622
Shares issued to shareholders in payment of distributions declared	704,386	1,157,300
Shares redeemed	(75,900,102)	(214,884,387)
NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	5,613,292	(448,535)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	36,803,434	39,154,367

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2007, the Adviser voluntarily waived $109,700 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2007, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $5,493 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Cash II Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to 0.30% of average daily net assets of the Fund's Cash II Shares, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2007, FSC voluntarily waived $13,034 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2007, FSC retained $52,147 of fees paid by the Fund.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Institutional Service Shares, and Cash II Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended April 30, 2007, FSSC voluntarily reimbursed $37,207 of shareholder services fees. For the six months ended April 30, 2007, FSSC did not receive any fees paid by the Fund. For the six months ended April 30, 2007, the Fund's Institutional Shares did not incur a shareholder services fee.

Interfund Transactions

During the six months ended April 30, 2007, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $345,330,000 and $279,875,000, respectively.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

5. CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2007, 67.5% of the securities in the portfolio of investments is backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 7.2% of total investments.

6. LINE OF CREDIT

The Fund participates in a $150,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of April 30, 2007, there were no outstanding loans. During the six months ended April 30, 2007, the Fund did not utilize the LOC.

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

8. RECENT ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006. Recent SEC guidance allows implementing FIN 48 in fund net asset value (NAV) calculations as late as a fund's last NAV calculation in the first required financial statement reporting period. As a result, the Fund will adopt FIN 48 no later than April 30, 2008. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

In addition, in September 2006, FASB released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157) which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

Evaluation and Approval of Advisory Contract

OHIO MUNICIPAL CASH TRUST (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2006. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

Prior to the meeting, the Adviser had recommended that the Federated Funds appoint a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer appointed by the Funds has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below, which the Board considered, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for like services and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these considerations and was guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated Funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, and directed the preparation of independent reports, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups is of significance in judging the reasonableness of proposed fees.

During the year ending December 31, 2005, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated Funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated Funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs and the lack of consensus on how to allocate those costs causes such allocation reports to be of questionable value. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board also reviewed profitability information for Federated and other publicly held fund management companies, provided by the Senior Officer, who noted the limited availability of such information, and concluded that Federated's profit margins did not appear to be excessive.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in the portfolio management and distribution efforts supporting all of the Federated funds and that the benefits of any economies, should they exist, were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

During the year ending December 31, 2005, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Board reviewed the fees, other expenses of the state-specific municipal cash trust funds and possible future reductions in gross advisory fees with the Adviser. The Board agreed to continuation of the Fund's advisory contract, noting among other factors, the positive impact of fee waivers that caused total expenses to appear reasonable. The Senior Officer noted that Federated appeared to provide appropriate administrative services to the Fund for the fees currently paid. For 2005, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory and was satisfied that the overall expense structure of the Fund remained competitive.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were relevant to every Federated fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

The Senior Officer also made recommendations relating to the organization and availability of data and verification of processes for purposes of implementing future evaluations which the Adviser has agreed to implement.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N419
Cusp 60934N427
Cusp 60934N393

2052903 (6/07)

Federated is a registered mark of Federated Investors, Inc. 2007 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Pennsylvania Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2007

Institutional Shares
Institutional Service Shares
Cash Series Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended October 31,
	4/30/2007		2006		2005	2004	2003		2002
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00	$1.00		$1.00
Income From Investment Operations:
Net investment income	0.016		0.029		0.018	0.008	0.009		0.014
Net realized gain (loss) on investments	0.000	[1]	(0.000	) [1]	--	0.000 [1]	(0.000	) [1]	(0.000	) [1]
TOTAL FROM INVESTMENT OPERATIONS	0.016		0.029		0.018	0.008	0.009		0.014
Less Distributions:
Distributions from net investment income	(0.016)		(0.029)		(0.018)	0.008	(0.009)		(0.014)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00	$1.00		$1.00
Total Return [2]	1.62%		2.99%		1.85%	0.82%	0.89%		1.37%

Ratios to Average Net Assets:
Net expenses	0.45	% [3]	0.45%		0.45%	0.45%	0.45%		0.45%
Net investment income	3.24	% [3]	2.94%		1.82%	0.82%	0.89%		1.36%
Expense waiver/reimbursement [4]	0.17	% [3]	0.34%		0.45%	0.46%	0.45%		0.44%
Supplemental Data:
Net assets, end of period (000 omitted)	$168,478		$175,892		$161,978	$162,928	$184,327		$174,634

1 Represents less than $0.001.

2 Based on net asset value. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended October 31,
	4/30/2007		2006		2005	2004	2003		2002
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00	$1.00		$1.00
Income From Investment Operations:
Net investment income	0.015		0.027		0.016	0.006	0.007		0.012
Net realized gain (loss) on investments	0.000	[1]	(0.000	) [1]	--	0.000 [1]	(0.000	) [1]	(0.000	) [1]
TOTAL FROM INVESTMENT OPERATIONS	0.015		0.027		0.016	0.006	0.007		0.012
Less Distributions:
Distributions from net investment income	(0.015)		(0.027)		(0.016)	(0.006)	(0.007)		(0.012)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00	$1.00		$1.00
Total Return [2]	1.52%		2.78%		1.65%	0.62%	0.69%		1.17%

Ratios to Average Net Assets:
Net expenses	0.65	% [3]	0.65%		0.65%	0.65%	0.65%		0.65%
Net investment income	3.04	% [3]	2.74%		1.66%	0.62%	0.69%		1.16%
Expense waiver/reimbursement [4]	0.21	% [3]	0.26%		0.25%	0.26%	0.25%		0.24%
Supplemental Data:
Net assets, end of period (000 omitted)	$222,106		$279,029		$290,268	$244,670	$215,764		$280,273

1 Represents less than $0.001.

2 Based on net asset value. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Cash Series Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended October 31,
	4/30/2007		2006		2005	2004	2003		2002
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00	$1.00		$1.00
Income From Investment Operations:
Net investment income	0.013		0.023		0.012	0.002	0.003		0.008
Net realized gain (loss) on investments	0.000	[1]	(0.000	) [1]	--	0.000 [1]	(0.000	) [1]	(0.000	) [1]
TOTAL FROM INVESTMENT OPERATIONS	0.013		0.023		0.012	0.002	0.003		0.008
Less Distributions:
Distributions from net investment income	(0.013)		(0.023)		(0.012)	(0.002)	(0.003)		(0.008)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00	$1.00		$1.00
Total Return [2]	1.32%		2.37%		1.24%	0.22%	0.29%		0.76%

Ratios to Average Net Assets:
Net expenses	1.05	% [3]	1.05%		1.05%	1.05%	1.04%		1.05%
Net investment income	2.64	% [3]	2.34%		1.20%	0.21%	0.30%		0.76%
Expense waiver/reimbursement [4]	0.22	% [3]	0.26%		0.25%	0.26%	0.26%		0.24%
Supplemental Data:
Net assets, end of period (000 omitted)	$39,479		$22,816		$26,394	$48,610	$53,929		$61,513

1 Represents less than $0.001.

2 Based on net asset value. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2006 to April 30, 2007.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 11/1/2006	Ending Account Value 4/30/2007	Expenses Paid During Period [1]
Actual:
Institutional Shares	$1,000	$1,016.20	$2.25
Institutional Service Shares	$1,000	$1,015.20	$3.25
Cash Series Shares	$1,000	$1,013.20	$5.24
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,022.56	$2.26
Institutional Service Shares	$1,000	$1,021.57	$3.26
Cash Series Shares	$1,000	$1,019.59	$5.26

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Institutional Shares	0.45%
Institutional Service Shares	0.65%
Cash Series Shares	1.05%

Portfolio of Investments Summary Tables

At April 30, 2007, the Fund's portfolio composition 1 was as follows:

Percentage of Total Net Assets
Variable Rate Instruments	83.4%
Municipal Notes	16.5%
Other Assets and Liabilities--Net [2]	0.1%
TOTAL	100.0%

At April 30, 2007, the Fund's effective maturity schedule 3 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	83.4%
8-30 Days	0.0%
31-90 Days	5.8%
91-180 Days	0.7%
181 Days or more	10.0%
Other Assets and Liabilities--Net [2]	0.1%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of these investments.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

April 30, 2007 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--99.9% [1,2]
		Pennsylvania--99.9%
$9,145,000	[3,4]	ABN AMRO MuniTOPS Certificates Trust (Pennsylvania Non-AMT)/ (Series 2003-24) Weekly VRDNs (Philadelphia, PA School District)/(FSA INS)/ (ABN AMRO Bank NV, Amsterdam LIQ), 3.980%, 5/3/2007	$9,145,000
8,000,000	[3,4]	ABN AMRO MuniTOPS Certificates Trust (Pennsylvania Non-AMT)/ (Series 2007-47) Weekly VRDNs (Lancaster, PA)/(AMBAC INS)/(ABN AMRO Bank NV, Amsterdam LIQ), 3.990%, 5/3/2007	8,000,000
2,280,000		Adams County, PA IDA, (Series 1999C) Weekly VRDNs (Martin Limestone, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 4.120%, 5/3/2007	2,280,000
2,590,000		Adams County, PA IDA, (Series 2002) Weekly VRDNs (Agricultural Commodities, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 4.120%, 5/4/2007	2,590,000
5,550,000		Adams County, PA IDA, (Series A of 1999) Weekly VRDNs (Valley Quarries, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 4.120%, 5/3/2007	5,550,000
1,645,000		Adams County, PA IDA, (Series B of 1999) Weekly VRDNs (Valley Quarries, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 4.120%, 5/3/2007	1,645,000
2,195,000	[3,4]	Allegheny County, PA Airport Authority, (PT-3743) Weekly VRDNs (MBIA Insurance Corp. INS)/(Dexia Credit Local LIQ), 4.000%, 5/3/2007	2,195,000
6,135,000		Allegheny County, PA HDA, (Series 2001B) Weekly VRDNs (Covenant at South Hills)/(Key Bank, N.A. LOC), 4.130%, 5/3/2007	6,135,000
5,000,000		Allegheny County, PA IDA, (Series 2005) Weekly VRDNs (Carnegie Museums of Pittsburgh)/(Citizens Bank of Pennsylvania LOC), 3.930%, 5/3/2007	5,000,000
840,000		Allegheny County, PA IDA, (Series A of 1997) Weekly VRDNs (Jewish Community Center)/(National City Bank LOC), 4.010%, 5/3/2007	840,000
2,990,000		Allegheny County, PA IDA, (Series B of 1997) Weekly VRDNs (Jewish Community Center)/(National City Bank LOC), 4.010%, 5/3/2007	2,990,000
5,300,000		Allegheny County, PA Port Authority, (Series 2006), 4.50% GANs (PNC Bank, N.A. LOC), 6/29/2007	5,305,856
4,500,000	[3,4]	Bensalem Township School District, PA, PUTTERs, (Series 1715) Weekly VRDNs (FGIC INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.980%, 5/3/2007	4,500,000
420,000		Berks County, PA IDA Weekly VRDNs (ADC Quaker Maid Meats)/(Wachovia Bank N.A. LOC), 4.100%, 5/2/2007	420,000
2,800,000		Berks County, PA IDA, (Series 1998) Weekly VRDNs (Eastern Industries, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.980%, 5/2/2007	2,800,000
6,000,000		Berks County, PA IDA, (Series 2004) Weekly VRDNs (One Douglassville Properties LP)/(FHLB of New York LOC), 4.030%, 5/3/2007	6,000,000
2,000,000		Bethel Park, PA, 4.00% TRANs, 12/28/2007	2,004,592
760,000		Bucks County, PA IDA Weekly VRDNs (Double H Plastics, Inc.)/(Wachovia Bank N.A. LOC), 4.000%, 5/2/2007	760,000
815,000		Bucks County, PA IDA Weekly VRDNs (Pennsylvania Associates)/(Wachovia Bank N.A. LOC), 4.050%, 5/2/2007	815,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Pennsylvania--continued
$1,390,000		Butler County, PA IDA, (Series 1994) Weekly VRDNs (Lue-Rich Holding Co., Inc.)/(LaSalle Bank, N.A. LOC), 4.170%, 5/3/2007	$1,390,000
2,200,000		Butler County, PA IDA, (Series 1996 A) Weekly VRDNs (Armco, Inc.)/(Fifth Third Bank, Cincinnati LOC), 4.000%, 5/3/2007	2,200,000
3,095,000		Butler County, PA IDA, IDRBs (Series 1997) Weekly VRDNs (Wise Business Forms, Inc.)/(Wachovia Bank N.A. LOC), 4.100%, 5/4/2007	3,095,000
3,065,000		Central Bucks, PA School District, (Series 2000A) Weekly VRDNs (FGIC INS)/(Dexia Credit Local LIQ), 3.970%, 5/3/2007	3,065,000
2,500,000		Cheltenham Township, PA, 4.00% TRANs, 12/31/2007	2,505,814
3,335,000		Chester County, PA IDA, (Series 2000A) Weekly VRDNs (Innovative Solutions and Support, Inc.)/(PNC Bank, N.A. LOC), 4.040%, 5/3/2007	3,335,000
3,220,000		Chester County, PA IDA, (Series A of 2000) Weekly VRDNs (Devault Packing Co., Inc.)/(Wilmington Trust Co. LOC), 4.070%, 5/3/2007	3,220,000
3,600,000		Chester County, PA IDA, (Series of 2003) Weekly VRDNs (West Chester University)/(Citizens Bank of Pennsylvania LOC), 3.990%, 5/2/2007	3,600,000
1,500,000		Chester County, PA Intermediate Unit, (Series 2003) Weekly VRDNs (PNC Bank, N.A. LOC), 3.970%, 5/3/2007	1,500,000
6,800,000	[3,4]	Commonwealth of Pennsylvania, (Series 2001-JPMC5) Weekly VRDNs (JPMorgan Chase & Co. LIQ), 3.960%, 5/2/2007	6,800,000
7,866,000	[3,4]	Commonwealth of Pennsylvania, Floater Certificates (Series 2001-696) Weekly VRDNs (FSA INS)/(Morgan Stanley LIQ), 3.970%, 5/3/2007	7,866,000
13,145,000	[3,4]	Commonwealth of Pennsylvania, Variable Rate Certificates (Series 2001-F) Weekly VRDNs (Bank of America N.A. LIQ), 4.000%, 5/3/2007	13,145,000
1,120,000		Cumberland County, PA IDA, (Series 2001) Weekly VRDNs (Industrial Harness Co.)/(Wachovia Bank N.A. LOC), 4.100%, 5/3/2007	1,120,000
5,000,000		Cumberland County, PA Municipal Authority, (Series B of 2005), 3.65% TOBs (Presbyterian Homes, Inc.)/(Radian Asset Assurance INS)/(Wachovia Bank N.A. LIQ), Mandatory Tender 12/1/2007	5,000,000
440,000		Dallastown Area School District, PA, (Series 1998) Weekly VRDNs (FGIC INS)/(BNP Paribas SA LIQ), 3.940%, 5/3/2007	440,000
1,600,000		Dauphin County, PA IDA, (Series 1998-A) Weekly VRDNs (Key Ingredients, Inc.)/(Citibank N.A., New York LOC), 4.180%, 5/2/2007	1,600,000
2,270,000		Dauphin County, PA IDA, (Series 2000) Weekly VRDNs (Consolidated Scrap Resources, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 4.120%, 5/4/2007	2,270,000
4,645,000		Dauphin County, PA IDA, Variable Rate EDRB (Series 1998-B) Weekly VRDNs (Key Ingredients, Inc.)/(Citibank N.A., New York LOC), 4.180%, 5/2/2007	4,645,000
8,670,000	[3,4]	Delaware Valley, PA Regional Finance Authority, (Series 5005 BBT) Weekly VRDNs (AMBAC INS)/(Branch Banking & Trust Co. LIQ), 3.970%, 5/3/2007	8,670,000
12,000,000		Doylestown Hospital Authority, PA, (Series 1998 B) Weekly VRDNs (Doylestown Hospital, PA)/(AMBAC INS)/(PNC Bank, N.A. LIQ), 4.050%, 5/3/2007	12,000,000
2,000,000		Doylestown Hospital Authority, PA, (Series 1998C) Weekly VRDNs (Doylestown Hospital, PA)/(AMBAC INS)/(PNC Bank, N.A. LIQ), 4.110%, 5/3/2007	2,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Pennsylvania--continued
$10,045,000		East Hempfield Township, PA IDA, (Series of 1997) Weekly VRDNs (Mennonite Home)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 4.030%, 5/2/2007	$10,045,000
3,000,000		Elizabethtown, PA IDA, (Series 2006) Weekly VRDNs (Elizabethtown College)/(Fulton Bank LOC), 4.020%, 5/3/2007	3,000,000
17,735,000		Erie County, PA Hospital Authority Weekly VRDNs (St. Vincent Health System)/ (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 4.040%, 5/3/2007	17,735,000
14,500,000		Erie County, PA, 4.00% TRANs, 12/14/2007	14,532,249
2,820,000		Franconia Township, PA IDA, (Series 1997A) Daily VRDNs (Asher's Chocolates)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 4.170%, 5/3/2007	2,820,000
1,350,000		Gettysburg Area IDA, (Series A of 1998) Weekly VRDNs (Hanover Lantern, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.980%, 5/2/2007	1,350,000
1,215,000		Greene County, PA IDA, (Series 1999) Weekly VRDNs (CWS Co., Inc.)/ (Huntington National Bank, Columbus, OH LOC), 4.320%, 5/3/2007	1,215,000
560,000		Huntingdon County, PA IDA, (Series A) Weekly VRDNs (Bonney Forge Corp.)/ (Wachovia Bank N.A. LOC), 4.250%, 5/3/2007	560,000
2,075,000		Lancaster, PA IDA, (1988 Series C) Weekly VRDNs (Henry Molded Products, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 4.070%, 5/3/2007	2,075,000
740,000		Lancaster, PA IDA, (1998 Series A) Weekly VRDNs (Henry Molded Products, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 4.070%, 5/3/2007	740,000
2,725,000		Lancaster, PA IDA, (Series A of 2001) Weekly VRDNs (Student Lodging and Student Services)/(Fulton Bank LOC), 4.020%, 5/3/2007	2,725,000
2,530,000		Lancaster, PA Municipal Authority, (Series 2006) Weekly VRDNs (Ephrata Community Hospital)/(Fulton Bank LOC), 4.020%, 5/2/2007	2,530,000
1,100,000		Lancaster, PA Municipal Authority, (Series C of 2006) Weekly VRDNs (Garden Spot Village)/(Fulton Bank LOC), 3.990%, 5/2/2007	1,100,000
900,000		Lawrence County, PA IDA, (Series 2001A) Weekly VRDNs (Shenango Presbyterian SeniorCare Obligated Group)/(SunTrust Bank LOC), 4.020%, 5/3/2007	900,000
1,000,000		Lehigh County, PA IDA, (Series 1997) Weekly VRDNs (American Manufacturing Co., Inc.)/(Wachovia Bank N.A. LOC), 4.100%, 5/3/2007	1,000,000
1,750,000		Lehigh County, PA IDA, (Series of 2000) Weekly VRDNs (P.R.E. USA, Inc./Suntuf 2000, Inc.)/(Wachovia Bank N.A. LOC), 4.050%, 5/3/2007	1,750,000
6,120,000		McKean County, PA IDA, (Series 1997) Weekly VRDNs (Keystone Powdered Metal Co.)/(PNC Bank, N.A. LOC), 4.180%, 5/3/2007	6,120,000
1,820,000		Montgomery County, PA IDA, (Series 2000) Weekly VRDNs (American Foodservice Corp.)/(Wachovia Bank N.A. LOC), 4.100%, 5/3/2007	1,820,000
16,000,000		Montgomery County, PA IDA, (Series 2000) Weekly VRDNs (Lonza, Inc.)/ (Deutsche Bank AG LOC), 4.010%, 5/3/2007	16,000,000
2,125,000		Montgomery County, PA IDA, (Series C) Weekly VRDNs (Vari Corp.)/ (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 4.170%, 5/2/2007	2,125,000
3,850,000		Northampton County, PA IDA, (Series 2001) Weekly VRDNs (Nazareth Realty LLC)/(Bank of America N.A. LOC), 4.080%, 5/3/2007	3,850,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Pennsylvania--continued
$2,215,000		Northampton County, PA IDA, (Series 2006) Weekly VRDNs (Jacobsburg Realty LLC)/(Fulton Bank LOC), 4.020%, 5/3/2007	$2,215,000
3,000,000		Northampton Township, PA, 4.00% TANs, 12/31/2007	3,007,986
800,000		Pennsylvania EDFA Weekly VRDNs (Industrial Scientific Corp.)/(Mellon Bank N.A., Pittsburgh LOC), 4.180%, 5/3/2007	800,000
400,000		Pennsylvania EDFA, (1995 Series D2) Weekly VRDNs (ARCO Enterprises, Inc./Ronald L. Repasky, Sr. Project)/(PNC Bank, N.A. LOC), 4.000%, 5/3/2007	400,000
2,670,000		Pennsylvania EDFA, (Series 1998A) Weekly VRDNs (Fourth Generation Realty LLC)/(PNC Bank, N.A. LOC), 4.080%, 5/3/2007	2,670,000
5,000,000		Pennsylvania EDFA, (Series 2000) Weekly VRDNs (Merck & Co., Inc.), 3.990%, 5/3/2007	5,000,000
2,225,000		Pennsylvania EDFA, (Series 2000-F2) Weekly VRDNs (HFH Realty Associates L.P. and PreBLEND Products, Inc.)/(Wachovia Bank N.A. LOC), 4.100%, 5/3/2007	2,225,000
6,200,000		Pennsylvania EDFA, (Series 2005) Weekly VRDNs (Westrum Harleysville II LP)/(FHLB of Pittsburgh LOC), 3.980%, 5/3/2007	6,200,000
5,900,000	[3,4]	Pennsylvania EDFA, Trust Receipts, (Series 2006 FR/RI-FC3) Weekly VRDNs (USG Corp.)/(Lehman Brothers Holdings, Inc. SWP), 4.100%, 5/2/2007	5,900,000
4,000,000		Pennsylvania EDFA, Wastewater Treatment Revenue Refunding Bonds, (Series 2004B) Weekly VRDNs (Sunoco, Inc.), 4.090%, 5/2/2007	4,000,000
5,985,000	[3,4]	Pennsylvania HFA, (Series 2002-JPMC-1) Weekly VRDNs (JPMorgan Chase & Co. LIQ), 4.000%, 5/2/2007	5,985,000
3,860,000	[3,4]	Pennsylvania HFA, MERLOTS, (Series 2006B-13) Weekly VRDNs (Wachovia Bank N.A. LIQ), 4.040%, 5/2/2007	3,860,000
1,935,000	[3,4]	Pennsylvania HFA, PUTTERs, (Series 1213) Weekly VRDNs (JPMorgan Chase & Co. LIQ), 4.020%, 5/3/2007	1,935,000
2,000,000		Pennsylvania State Higher Education Assistance Agency, (Series 2003 A-1) Weekly VRDNs (AMBAC INS)/(Dexia Credit Local LIQ), 3.960%, 5/2/2007	2,000,000
11,805,000	[3,4]	Pennsylvania State Higher Education Facilities Authority, (PT-2498) Weekly VRDNs (Phoenixville Hospital)/(Lloyds TSB Bank PLC, London LIQ)/(Lloyds TSB Bank PLC, London LOC), 4.020%, 5/3/2007	11,805,000
2,500,000		Pennsylvania State Higher Education Facilities Authority, (Series F-2), 3.70% TOBs (Robert Morris University)/(PNC Bank, N.A. LOC), Mandatory Tender 5/1/2008	2,500,000
3,100,000		Pennsylvania State Higher Education Facilities Authority, (Series I-6) Weekly VRDNs (York College of Pennsylvania)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 4.010%, 5/3/2007	3,100,000
2,000,000		Pennsylvania State Higher Education Facilities Authority, (Series M-3), 3.63% TOBs (York College of Pennsylvania)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), Mandatory Tender 11/1/2007	2,000,000
3,185,000	[3,4]	Pennsylvania State Higher Education Facilities Authority, ROCs, (Series 1018) Weekly VRDNs (AMBAC INS)/(Citigroup, Inc. LIQ), 3.980%, 5/3/2007	3,185,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Pennsylvania--continued
$3,250,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds, 3.63% TOBs (York College of Pennsylvania)/(Allied Irish Banks PLC LOC), Mandatory Tender 11/1/2007	$3,250,000
6,880,000		Philadelphia, PA Airport System, (Series 2005C) Weekly VRDNs (MBIA Insurance Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.980%, 5/2/2007	6,880,000
3,000,000		Philadelphia, PA Authority for Industrial Development Daily VRDNs (Newcourtland Elder Services)/(PNC Bank, N.A. LOC), 4.000%, 5/1/2007	3,000,000
5,300,000		Philadelphia, PA Authority for Industrial Development Weekly VRDNs (30th Street Ltd. LP)/(MBIA Insurance Corp. INS)/(Royal Bank of Scotland PLC, Edinburgh LIQ), 3.750%, 5/2/2007	5,300,000
4,905,000	[3,4]	Philadelphia, PA Authority for Industrial Development, Cultural and Commercial Corridors Program (MT-340) Weekly VRDNs (Philadelphia, PA)/(FGIC INS)/(Merrill Lynch & Co., Inc. LIQ), 4.000%, 5/3/2007	4,905,000
5,000,000	[3,4]	Philadelphia, PA Authority for Industrial Development, ROCs, (Series 675CE) Weekly VRDNs (Please Touch Museum)/(Citibank N.A., New York LIQ)/(Citibank N.A., New York LOC), 3.980%, 5/3/2007	5,000,000
2,945,000		Philadelphia, PA Hospitals & Higher Education Facilities Authority, (Series 2003) Daily VRDNs (Thomas Jefferson University Hospital)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 3.950%, 5/3/2007	2,945,000
4,250,000	[3,4]	Philadelphia, PA Hospitals & Higher Education Facilities Authority, PA-1464 Weekly VRDNs (Children's Hospital of Philadelphia)/(Merrill Lynch & Co., Inc. LIQ), 3.980%, 5/3/2007	4,250,000
7,445,000	[3,4]	Philadelphia, PA Redevelopment Authority, MERLOTS, (Series 2002-A27) Weekly VRDNs (FGIC INS)/(Wachovia Bank N.A. LIQ), 3.990%, 5/2/2007	7,445,000
5,000,000		Philadelphia, PA School District, 4.50% TRANs (Bank of America N.A. LOC), 6/29/2007	5,005,603
2,000,000	[3,4]	Philadelphia, PA Water & Wastewater System, Floater Certificates, (Series 2001-773) Weekly VRDNs (FGIC INS)/(Morgan Stanley LIQ), 3.970%, 5/3/2007	2,000,000
7,000,000		Philadelphia, PA, (Series A of 2006-2007), 4.50% TRANs, 6/29/2007	7,007,972
3,400,000	[3,4]	Pocono Mountain, PA School District, Floater Certificates, (Series I-22) Weekly VRDNs (FSA INS)/(Royal Bank of Canada, Montreal LIQ), 3.970%, 5/3/2007	3,400,000
4,755,000		Schuylkill County, PA IDA, (Series 2000) Weekly VRDNs (Fabcon East Corp. LLC)/(LaSalle Bank, N.A. LOC), 4.000%, 5/3/2007	4,755,000
1,920,000	[3,4]	Scranton-Lackawanna, PA Health & Welfare Authority, MERLOTS (Series 2002-A18) Weekly VRDNs (University of Scranton)/(AMBAC INS)/ (Wachovia Bank N.A. LIQ), 3.990%, 5/2/2007	1,920,000
3,015,000		Southcentral PA, General Authority, (Series 2003) Weekly VRDNs (AMBAC INS)/(RBC Centura Bank LIQ), 3.970%, 5/3/2007	3,015,000
2,300,000	[3,4]	Southcentral PA, General Authority, ROCs, (Series 604) Weekly VRDNs (Hanover Hospital, Inc.)/(Radian Asset Assurance INS)/(Citibank N.A., New York LIQ), 3.990%, 5/3/2007	2,300,000
7,735,000	[3,4]	St. Mary Hospital Authority, PA, (PA-1480) Weekly VRDNs, (Catholic Health East)/ (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.990%, 5/3/2007	7,735,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Pennsylvania--continued
$8,500,000		Union County, PA Hospital Authority, (Series 2001), 3.70% TOBs (Evangelical Community Hospital)/(Radian Asset Assurance INS)/(Bank of America N.A. LIQ), Mandatory Tender 2/1/2008	$8,500,000
3,000,000		University of Pittsburgh, Pitt Asset Notes, (Series 2006), 4.50% BANs, 8/24/2007	3,007,273
7,500,000		William Penn School District, PA, 4.50% TRANs, 6/29/2007	7,507,120
4,135,000		Wyoming County, PA IDA, (Series A of 2007) Weekly VRDNs (Deer Park Lumber, Inc.)/(First Tennessee Bank, N.A. LOC), 4.000%, 5/3/2007	4,135,000
2,815,000		York County, PA IDA, (Series A of 2000) Weekly VRDNs (UL Holdings)/ (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 4.120%, 5/4/2007	2,815,000
2,500,000		York County, PA IDA, Limited Obligation Revenue Bonds, (Series 1997) Weekly VRDNs (Metal Exchange Corp.)/(Comerica Bank LOC), 4.140%, 5/3/2007	2,500,000
		TOTAL MUNICIPAL INVESTMENTS--99.9% (AT AMORTIZED COST) [5]	429,800,465
		OTHER ASSETS AND LIABILITIES - NET--0.1%	262,486
		TOTAL NET ASSETS--100%	$430,062,951

Securities that are subject to the federal alternative minimum tax (AMT) represent 36.6% of the portfolio as calculated based upon total market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At April 30, 2007, the portfolio securities were rated as follows:

Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
99.1%	0.9%

2 Current rate and next reset date shown for Variable Rate Demand Notes.

3 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2007, these restricted securities amounted to $131,946,000, which represented 30.7% of total net assets.

4 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At April 30, 2007, these liquid restricted securities amounted to $131,946,000, which represented 30.7% of total net assets.

5 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2007.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
BANs	--Bond Anticipation Notes
EDFA	--Economic Development Financing Authority
EDRB	--Economic Development Revenue Bond
FGIC	--Financial Guaranty Insurance Company
FHLB	--Federal Home Loan Bank
FSA	--Financial Security Assurance
GANs	--Grant Anticipation Notes
HDA	--Hospital Development Authority
HFA	--Housing Finance Authority
IDA	--Industrial Development Authority
IDRBs	--Industrial Development Revenue Bonds
INS	--Insured
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
PUTTERs	--Puttable Tax-Exempt Receipts
ROCs	--Reset Option Certificates
SWP	--Swap Agreement
TANs	--Tax Anticipation Notes
TOBs	--Tender Option Bonds
TOPS	--Trust Obligation Participating Securities
TRANs	--Tax and Revenue Anticipation Notes
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2007 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$429,800,465
Cash		235,362
Income receivable		3,419,147
Receivable for shares sold		708,272
TOTAL ASSETS		434,163,246
Liabilities:
Payable for investments purchased	$2,500,000
Income distribution payable	809,332
Payable for shares redeemed	715,216
Payable for distribution services fee (Note 5)	8,553
Payable for shareholder services fee (Note 5)	54,226
Accrued expenses	12,968
TOTAL LIABILITIES		4,100,295
Net assets for 430,110,010 shares outstanding		$430,062,951
Net Assets Consist of:
Paid-in capital		$430,109,947
Accumulated net realized loss on investments		(47,775)
Undistributed net investment income		779
TOTAL NET ASSETS		$430,062,951
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$168,477,855 ÷ 168,488,984 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Service Shares:
$222,105,689 ÷ 222,132,423 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash Series Shares:
$39,479,407 ÷ 39,488,603 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2007 (unaudited)

Investment Income:
Interest			$8,515,860
Expenses:
Investment adviser fee (Note 5)		$1,076,381
Administrative personnel and services fee (Note 5)		182,757
Custodian fees		9,558
Transfer and dividend disbursing agent fees and expenses		51,530
Directors'/Trustees' fees		2,349
Auditing fees		9,277
Legal fees		4,299
Portfolio accounting fees		56,932
Distribution services fee--Cash Series Shares (Note 5)		55,893
Shareholder services fee--Institutional Service Shares (Note 5)		306,153
Shareholder services fee--Cash Series Shares (Note 5)		34,812
Account administration fee--Institutional Service Shares		2,673
Share registration costs		21,879
Printing and postage		12,628
Insurance premiums		4,188
Miscellaneous		1,370
TOTAL EXPENSES		1,832,679
Waivers and Reimbursement (Note 5):
Waiver of investment adviser fee	$(377,926)
Waiver of administrative personnel and services fee	(7,157)
Waiver of distribution services fee--Cash Series Shares	(6,987)
Reimbursement of shareholder services fee--Institutional Service Shares	(56,109)
TOTAL WAIVERS AND REIMBURSEMENT		(448,179)
Net expenses			1,384,500
Net investment income			7,131,360
Net realized gain on investments			598
Change in net assets resulting from operations			$7,131,958

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2007	Year Ended 10/31/2006
Increase (Decrease) in Net Assets
Operations:
Net investment income	$7,131,360	$12,712,283
Net realized gain (loss) on investments	598	(45,441)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	7,131,958	12,666,842
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(2,920,619)	(4,920,248)
Institutional Service Shares	(3,835,821)	(7,147,950)
Cash Series Shares	(374,113)	(644,385)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(7,130,553)	(12,712,583)
Share Transactions:
Proceeds from sale of shares	779,293,483	1,288,803,936
Net asset value of shares issued to shareholders in payment of distributions declared	2,096,159	2,821,955
Cost of shares redeemed	(829,064,801)	(1,292,484,354)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(47,675,159)	(858,463)
Change in net assets	(47,673,754)	(904,204)
Net Assets:
Beginning of period	477,736,705	478,640,909
End of period (including undistributed (distributions in excess of) net investment income of $779 and $(28), respectively)	$430,062,951	$477,736,705

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2007 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 40 portfolios. The financial statements included herein are only those of Pennsylvania Municipal Cash Trust (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Institutional Service Shares, and Cash Series Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the personal income tax imposed by the Commonwealth of Pennsylvania consistent with stability of principal. Interest income from the Fund's investments may be subject to the federal alternative minimum tax for individuals and corporations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Fund's Board of Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

Institutional Shares:	Six Months Ended 4/30/2007	Year Ended 10/31/2006
Shares sold	219,582,186	548,878,410
Shares issued to shareholders in payment of distributions declared	763,977	568,259
Shares redeemed	(227,764,208)	(535,516,830)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(7,418,045)	13,929,839

Institutional Service Shares:	Six Months Ended 4/30/2007	Year Ended 10/31/2006
Shares sold	470,417,502	585,795,872
Shares issued to shareholders in payment of distributions declared	960,092	1,613,657
Shares redeemed	(528,301,989)	(598,622,198)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(56,924,395)	(11,212,669)

Cash Series Shares:	Six Months Ended 4/30/2007	Year Ended 10/31/2006
Shares sold	89,293,795	154,129,654
Shares issued to shareholders in payment of distributions declared	372,090	640,039
Shares redeemed	(72,998,604)	(158,345,326)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	16,667,281	(3,575,633)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(47,675,159)	(858,463)

4. FEDERAL TAX INFORMATION

At October 31, 2006, the Fund had a capital loss carryforward of $48,373 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2011	$ 2,931
2014	$45,442

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Effective February 28, 2007, Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. Prior to February 28, 2007, the Adviser received a fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2007, the Adviser voluntarily waived $377,926 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2007, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $7,157 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Cash Series Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to 0.40% of average daily net assets of the Fund's Cash Series Shares, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2007, FSC voluntarily waived $6,987 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2007, FSC retained $35,457 of fees paid by the Fund.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Institutional Service Shares and Cash Series Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended April 30, 2007, FSSC voluntarily reimbursed $56,109 of shareholder services fees. For the six months ended April 30, 2007, FSSC did not receive any fees paid by the Fund. For the six months ended April 30, 2007, the Fund's Institutional Shares did not incur a shareholder services fee.

Interfund Transactions

During the six months ended April 30, 2007, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $320,205,000 and $460,585,000, respectively.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2007, 79.0% of the securities in the portfolio of investments is backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 13.8% of total investments.

7. LINE OF CREDIT

The Fund participates in a $150,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of April 30, 2007, there were no outstanding loans. During the six months ended April 30, 2007, the Fund did not utilize the LOC.

8. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

9. RECENT ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006. Recent SEC guidance allows implementing FIN 48 in fund net asset value (NAV) calculations as late as a fund's last NAV calculation in the first required financial statement reporting period. As a result, the Fund will adopt FIN 48 no later than April 30, 2008. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

In addition, in September 2006, FASB released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157) which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

Evaluation and Approval of Advisory Contract

PENNSYLVANIA MUNICIPAL CASH TRUST (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2006. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

Prior to the meeting, the Adviser had recommended that the Federated Funds appoint a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer appointed by the Funds has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below, which the Board considered, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for like services and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these considerations and was guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated Funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, and directed the preparation of independent reports, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups is of significance in judging the reasonableness of proposed fees.

During the year ending December 31, 2005, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated Funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs and the lack of consensus on how to allocate those costs causes such allocation reports to be of questionable value. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board also reviewed profitability information for Federated and other publicly held fund management companies, provided by the Senior Officer, who noted the limited availability of such information, and concluded that Federated's profit margins did not appear to be excessive.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in the portfolio management and distribution efforts supporting all of the Federated Funds and that the benefits of any economies, should they exist, were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

During the year ending December 31, 2005, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Board reviewed the fees, other expenses of the state-specific municipal cash trust funds and possible future reductions in gross advisory fees with the Adviser. The Board agreed to continuation of the Fund's advisory contract, noting among other factors, the positive impact of fee waivers that caused total expenses to appear reasonable. The Senior Officer noted that Federated appeared to provide appropriate administrative services to the Fund for the fees currently paid. For 2005, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates was satisfactory and was satisfied that the overall expense structure of the Fund remained competitive.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were relevant to every Federated Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

The Senior Officer also made recommendations relating to the organization and availability of data and verification of processes for purposes of implementing future evaluations which the Adviser has agreed to implement.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N526
Cusip 60934N542
Cusip 60934N534

52405 (6/07)

Federated is a registered mark of Federated Investors, Inc. 2007 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Virginia Municipal Cash Trust

A Portfolio of Money Market Obligations Trust

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2007

Institutional Shares
Institutional Service Shares
Cash Series Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended October 31,
	4/30/2007		2006	2005		2004	2003	2002
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.016		0.029	0.018		0.007	0.008	0.013
Net realized gain (loss) on investments	0.000	[1]	0.000 [1]	--		0.000 [1]	--	(0.000	) [1]
TOTAL FROM INVESTMENT OPERATIONS	0.016		0.029	0.018		0.007	0.008	0.013
Less Distributions:
Distributions from net investment income	(0.016		(0.029)	(0.018)		(0.007)	(0.008)	(0.013)
Distributions from net realized gain on investments	(0.000	) [1]	--	--		--	--	--
TOTAL DISTRIBUTIONS	(0.016		(0.029)	(0.018)		(0.007)	(0.008)	(0.013)
Net Asset Value, End of Period	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00
Total Return [2]	1.58%		2.92%	1.78	% [3]	0.72%	0.75%	1.26%

Ratios to Average Net Assets:
Net expenses	0.49	% [4]	0.49%	0.49%		0.49%	0.49%	0.49%
Net investment income	3.17	% [4]	2.95%	1.77%		0.72%	0.75%	1.24%
Expense waiver/reimbursement [5]	0.09	% [4]	0.20%	0.34%		0.35%	0.32%	0.32%
Supplemental Data:
Net assets, end of period (000 omitted)	$130,633		$162,417	$71,727		$65,174	$71,396	$74,913

1 Represents less than $0.001.

2 Based on net asset value. Total returns for periods of less than one year are not annualized.

3 During the period, the Fund was reimbursed by the Adviser, which had an impact of 0.01% on the total returns.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended October 31,
	4/30/2007		2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.015		0.027	0.016	0.006	0.006	0.011
Net realized gain (loss) on investments	0.000	[1]	0.000 [1]	--	0.000 [1]	--	(0.000	) [1]
TOTAL FROM INVESTMENT OPERATIONS	0.015		0.027	0.016	0.006	0.006	0.011
Less Distributions:
Distributions from net investment income	(0.015)		(0.027)	(0.016)	(0.006)	(0.006)	(0.011)
Distributions from net realized gain on investments	(0.000	) [1]	--	--	--	--	--
TOTAL DISTRIBUTIONS	(0.015)		(0.027)	(0.016)	(0.006)	(0.006)	(0.011)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total Return [2]	1.51%		2.76%	1.62%	0.57%	0.60%	1.11%

Ratios to Average Net Assets:
Net expenses	0.64	% [3]	0.64%	0.64%	0.64%	0.64%	0.64%
Net investment income	3.02	% [3]	2.70%	1.60%	0.57%	0.59%	1.10%
Expense waiver/reimbursement [4]	0.17	% [3]	0.21%	0.19%	0.20%	0.17%	0.17%
Supplemental Data:
Net assets, end of period (000 omitted)	$268,997		$280,574	$387,197	$395,836	$369,790	$295,035

1 Represents less than $0.001.

2 Based on net asset value. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Cash Series Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended	Period Ended
	4/30/2007		10/31/2006	10/31/2005	[1]
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00
Income From Investment Operations:
Net investment income	0.013		0.024	0.011
Net realized gain on investments	0.000	[2]	0.000 [2]	--
TOTAL FROM INVESTMENT OPERATIONS	0.013		0.024	0.011
Less Distributions:
Distributions from net investment income	(0.013)		(0.024)	(0.011)
Distributions from net realized gain on investments	(0.000	) [2]	--	--
TOTAL DISTRIBUTIONS	(0.013)		(0.024)	(0.011)
Net Asset Value, End of Period	$1.00		$1.00	$1.00
Total Return [3]	1.33%		2.39%	1.10

Ratios to Average Net Assets:
Net expenses	1.00	% [4]	1.00%	1.00	% [4]
Net investment income	2.66	% [4]	2.36%	1.52	% [4]
Expense waiver/reimbursement [5]	0.43	% [4]	0.45%	0.43	% [4]
Supplemental Data:
Net assets, end of period (000 omitted)	$101,884		$99,737	$108,807

1 Reflects operations for the period from January 18, 2005 (date of initial public investment) to October 31, 2005.

2 Represents less than $0.001.

3 Based on net asset value. Total returns for periods of less than one year are not annualized.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2006 to April 30, 2007.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 11/1/2006	Ending Account Value 4/30/2007	Expenses Paid During Period [1]
Actual:
Institutional Shares	$1,000	$1,015.80	$2.45
Institutional Service Shares	$1,000	$1,015.10	$3.20
Cash Series Shares	$1,000	$1,013.30	$4.99
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,022.36	$2.46
Institutional Service Shares	$1,000	$1,021.62	$3.21
Cash Series Shares	$1,000	$1,019.84	$5.01

1 Expenses are equal to the Fund's annualized net expense ratios multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Institutional Shares	0.49%
Institutional Service Shares	0.64%
Cash Series Shares	1.00%

Portfolio of Investments Summary Tables

At April 30, 2007, the Fund's portfolio composition 1 was as follows:

Percentage of Total Net Assets
Variable Rate Instruments	69.8%
Municipal Notes	16.6%
Commercial Paper	13.1%
Other Assets and Liabilities--Net [2]	0.5%
TOTAL	100.0%

At April 30, 2007, the Fund's effective maturity schedule 3 was as follows:

Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	71.1%
8-30 Days	0.0%
31-90 Days	17.9%
91-180 Days	8.7%
181 Days or more	1.8%
Other Assets and Liabilities--Net [2]	0.5%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of these investments.

2 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

3 Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.

Portfolio of Investments

April 30, 2007 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS--99.5% [1,2]
		Virginia--99.5%
$12,160,000	[3,4]	ABN AMRO MuniTOPS Certificates Trust (Virginia Non-AMT)/ (Series 1998-21) Weekly VRDNs (Norfolk, VA Water Revenue)/(FSA INS)/(ABN AMRO Bank NV, Amsterdam LIQ), 3.960%, 5/3/2007	$12,160,000
12,870,000	[3,4]	ABN AMRO MuniTOPS Certificates Trust (Virginia Non-AMT)/ (Series 2003-33), 3.70% TOBs (Fairfax County, VA EDA)/(MBIA Insurance Corp. INS)/(ABN AMRO Bank NV, Amsterdam LIQ), Optional Tender 7/26/2007	12,870,000
8,690,000		Alexandria, VA IDA, (Series 1999) Weekly VRDNs (Church Schools in the Diocese of Virginia)/(SunTrust Bank LOC), 3.960%, 5/2/2007	8,690,000
8,400,000		Alexandria, VA IDA, (Series 2000B) Weekly VRDNs (Institute for Defense Analyses)/(AMBAC INS)/(Wachovia Bank N.A. LIQ), 3.980%, 5/3/2007	8,400,000
6,400,000		Alexandria, VA IDA, (Series 2005) Weekly VRDNs (American Statistical Association)/(SunTrust Bank LOC), 3.960%, 5/2/2007	6,400,000
6,425,000		Alexandria, VA IDA, (Series 2005) Weekly VRDNs (Institute for Defense Analyses)/(AMBAC INS)/(Wachovia Bank N.A. LIQ), 3.980%, 5/3/2007	6,425,000
14,420,000	[3,4]	Alexandria, VA Redevelopment and Housing Authority, PT-1554 Weekly VRDNs (3001 Park Center Apartments)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 4.010%, 5/3/2007	14,420,000
2,425,000		Arlington County, VA, (Series 2000A) Weekly VRDNs (National Science Teachers Association)/(SunTrust Bank LOC), 3.960%, 5/2/2007	2,425,000
5,810,000	[3,4]	Arlington County, VA, ROCs (Series 6011) Weekly VRDNs (Citigroup, Inc. LIQ), 3.980%, 5/3/2007	5,810,000
1,820,000		Bedford County, VA IDA, (Series 1999) Weekly VRDNs (David R. Snowman and Carol J. Snowman)/(SunTrust Bank LOC), 4.010%, 5/2/2007	1,820,000
2,700,000		Botetourt County, VA IDA, (Series 2001) Weekly VRDNs (Altec Industries, Inc.)/(Regions Bank, AL LOC), 4.100%, 5/3/2007	2,700,000
2,145,000		Carroll County, VA IDA, IDRB (Series 1995) Weekly VRDNs (Kentucky Derby Hosiery Co., Inc. Project)/(JPMorgan Chase Bank, N.A. LOC), 4.200%, 5/3/2007	2,145,000
1,420,000		Chesterfield County, VA IDA, (Series 1998) Weekly VRDNs (Lumberg, Inc.)/(Bank of America N.A. LOC), 4.000%, 5/3/2007	1,420,000
2,500,000		Chesterfield County, VA IDA, (Series 1999) Weekly VRDNs (Honeywell International, Inc.), 4.120%, 5/3/2007	2,500,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Virginia--continued
$3,475,000		Chesterfield County, VA IDA, (Series 2001A) Weekly VRDNs (Super Radiator Coils LP)/(LaSalle Bank, N.A. LOC), 4.270%, 5/3/2007	$3,475,000
4,400,000		Danville, VA IDA, (Series 1997) Weekly VRDNs (Diebold, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 4.000%, 5/3/2007	4,400,000
5,700,000		Fairfax County, VA EDA, (Series 1995) Weekly VRDNs (American Society of Civil Engineers Foundation, Inc.)/(SunTrust Bank LOC), 3.960%, 5/3/2007	5,700,000
8,150,000		Fairfax County, VA EDA, (Series 2001) Weekly VRDNs (Young Men's Christian Association of Metropolitan Washington)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 3.970%, 5/4/2007	8,150,000
3,900,000		Fairfax County, VA EDA, (Series 2002) Weekly VRDNs (Wolf Trap Foundation for the Performing Arts)/(Bank of America N.A. LOC), 3.950%, 5/3/2007	3,900,000
5,225,000		Fairfax County, VA EDA, (Series 2003) Weekly VRDNs (George Mason University Foundation, Inc.)/(SunTrust Bank LOC), 3.960%, 5/2/2007	5,225,000
3,400,000		Fairfax County, VA IDA, (Series 2005A-1) Weekly VRDNs (Inova Health System), 3.940%, 5/2/2007	3,400,000
5,100,000		Fairfax County, VA IDA, (Series 2005A-2) Weekly VRDNs (Inova Health System), 3.940%, 5/2/2007	5,100,000
595,000		Fairfax County, VA IDA, (Series 2005C-1) Weekly VRDNs (Inova Health System), 3.940%, 5/2/2007	595,000
300,000		Fairfax County, VA IDA, (Series 2005C-2) Weekly VRDNs (Inova Health System), 3.940%, 5/2/2007	300,000
5,000,000		Fairfax County, VA, (Series A), 5.00% Bonds, 6/1/2007	5,006,262
3,580,000		Falls Church, VA IDA, (Series 2006) Weekly VRDNs (Tax Analysts)/(Citibank N.A., New York LOC), 3.980%, 5/2/2007	3,580,000
2,400,000		Fauquier County, VA IDA Weekly VRDNs (Warrenton Development Co.)/(Bank of America N.A. LOC), 4.000%, 5/3/2007	2,400,000
5,000,000		Halifax, VA IDA, MMMs, PCR (Series 1992), 3.91% CP (Virginia Electric & Power Co.), Mandatory Tender 7/2/2007	5,000,000
8,400,000		Hampton, VA Redevelopment & Housing Authority, (Series 1998) Weekly VRDNs (Township Apartments)/(FNMA LOC), 3.930%, 5/2/2007	8,400,000
3,060,000		Henrico County, VA EDA, (Series 2001) Weekly VRDNs (Instructive Visiting Nurse Association)/(SunTrust Bank LOC), 3.960%, 5/2/2007	3,060,000
1,955,000		Henrico County, VA EDA, (Series 2001) Weekly VRDNs (JAS-LCS LLC)/(Wachovia Bank N.A. LOC), 4.050%, 5/3/2007	1,955,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Virginia--continued
$3,425,000		Henrico County, VA EDA, (Series 2001) Weekly VRDNs (Roslyn Conference Center)/(SunTrust Bank LOC), 3.960%, 5/2/2007	$3,425,000
4,640,000		Henrico County, VA EDA, (Series 2003) Weekly VRDNs (Lewis Ginter Botanical Garden, Inc.)/(SunTrust Bank LOC), 4.010%, 5/2/2007	4,640,000
2,100,000		Henrico County, VA EDA, (Series 2003B) Weekly VRDNs (Westminster-Canterbury of Richmond)/(Branch Banking & Trust Co. of Virginia LOC), 3.950%, 5/3/2007	2,100,000
50,000		Henrico County, VA EDA, (Series 2003B) Weekly VRDNs (Westminster-Canterbury of Richmond)/(Branch Banking & Trust Co. of Virginia LOC), 3.950%, 5/3/2007	50,000
3,080,000	[3,4]	Henrico County, VA EDA, (Series 5021 BBT) Weekly VRDNs (Westminster-Canterbury of Richmond)/(Branch Banking & Trust Co. LIQ)/(Branch Banking & Trust Co. LOC), 4.020%, 5/3/2007	3,080,000
1,065,000		Henrico County, VA Water & Sewer System, (Series A), 4.50% Bonds, 5/1/2007	1,065,000
875,000		Henrico County, VA Water & Sewer System, (Series B), 4.50% Bonds, 5/1/2007	875,000
24,500,000		James City County, VA IDA, (Series 1997) Weekly VRDNs (Riverside Health System), 4.060%, 5/2/2007	24,500,000
2,250,000	[3,4]	Loudoun County, VA Sanitation Authority, ROCs (Series 6511) Weekly VRDNs (MBIA Insurance Corp. INS)/(Citigroup, Inc. LIQ), 3.980%, 5/3/2007	2,250,000
1,375,000		Loudoun County, VA IDA Weekly VRDNs (Howard Hughes Medical Institute), 3.960%, 5/2/2007	1,375,000
3,600,000		Loudoun County, VA IDA, (Series 2001) Weekly VRDNs (Ashburn Volunteer Fire and Rescue Department)/(Wachovia Bank N.A. LOC), 4.000%, 5/3/2007	3,600,000
2,995,000		Loudoun County, VA IDA, (Series 2003B) Weekly VRDNs (Howard Hughes Medical Institute), 3.900%, 5/2/2007	2,995,000
6,500,000		Loudoun County, VA, (Series 1998), 3.73% TOBs (Signature Flight Support Corp.)/(Bayerische Landesbank (GTD) LOC), Optional Tender 6/1/2007	6,500,000
6,000,000		Loudoun County, VA, (Series 2005B), 5.00% Bonds, 6/1/2007	6,006,933
3,260,000	[3,4]	Metropolitan Washington, DC Airports Authority, (PT-1991) Weekly VRDNs (FSA INS)/(Merrill Lynch & Co., Inc. LIQ), 4.000%, 5/3/2007	3,260,000
8,250,000	[3,4]	Metropolitan Washington, DC Airports Authority, (ROCs Series 360) Weekly VRDNs (MBIA Insurance Corp. INS)/(Citibank N.A., New York LIQ), 4.010%, 5/3/2007	8,250,000
11,000,000		Metropolitan Washington, DC Airports Authority, (Series 2005B), 3.68% CP (Bank of America N.A. LOC), Mandatory Tender 8/8/2007	11,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Virginia--continued
$4,000,000		Metropolitan Washington, DC Airports Authority, (Series 2005B), 3.70% CP (Bank of America N.A. LOC), Mandatory Tender 8/8/2007	$4,000,000
15,500,000		Metropolitan Washington, DC Airports Authority, (Series 2005B), 3.70% CP (Bank of America N.A. LOC), Mandatory Tender 9/10/2007	15,500,000
5,570,000	[3,4]	Metropolitan Washington, DC Airports Authority, (Series 5022 BBT) Weekly VRDNs (FGIC INS)/(Branch Banking & Trust Co. LIQ), 4.000%, 5/3/2007	5,570,000
9,285,000	[3,4]	Metropolitan Washington, DC Airports Authority, (PT-736), 3.69% TOBs (MBIA Insurance Corp. INS)/(Merrill Lynch & Co., Inc. LIQ), Optional Tender 11/8/2007	9,285,000
3,750,000	[3,4]	Metropolitan Washington, DC Airports Authority, ROCs (Series 521) Weekly VRDNs (FSA INS)/(Citibank N.A., New York LIQ), 4.010%, 5/3/2007	3,750,000
10,000,000		Metropolitan Washington, DC Airports Authority, Subseries A, 3.70% CP (Landesbank Baden-Wuerttemberg (GTD) and WestLB AG (GTD) LOCs), Mandatory Tender 7/10/2007	10,000,000
20,000,000		Metropolitan Washington, DC Airports Authority, Subseries A, 3.71% CP (Landesbank Baden-Wuerttemberg (GTD) and WestLB AG (GTD) LOCs), Mandatory Tender 7/17/2007	20,000,000
11,960,000	[3,4]	Metropolitan Washington, DC Airports Authority, TIC/TOCs (Series 2006-D) Weekly VRDNs (FSA INS)/(Goldman Sachs Group, Inc. LIQ), 3.990%, 5/3/2007	11,960,000
6,105,000		Newport News, VA EDA, Oyster Point Town Center Weekly VRDNs (Newport News, VA)/(SunTrust Bank LIQ), 3.960%, 5/2/2007	6,105,000
2,795,000		Newport News, VA IDA, (Series 1997) Weekly VRDNs (Iceland Seafood Corp.)/(SunTrust Bank LOC), 4.110%, 5/3/2007	2,795,000
1,000,000		Newport News, VA Redevelopment & Housing Authority, (Series 2001A) Weekly VRDNs (Admiral Pointe Apartments)/(SunTrust Bank LOC), 4.010%, 5/2/2007	1,000,000
1,275,000		Portsmouth, VA IDA, (Series 2001) Weekly VRDNs (Brutus Enterprises LLC)/(RBC Centura Bank LOC), 4.120%, 5/3/2007	1,275,000
695,000		Richmond, VA IDA, (Series 1997) Weekly VRDNs (PM Beef)/(U.S. Bank, N.A. LOC), 4.120%, 5/3/2007	695,000
5,795,000		Richmond, VA Redevelopment & Housing Authority, Multi-Family Refunding Revenue Bonds (Series 1997) Weekly VRDNs (Newport Manor)/(Columbus Bank and Trust Co., GA LOC), 4.150%, 5/3/2007	5,795,000
15,000,000		Richmond, VA, (Series 2006), 4.00% RANs, 6/21/2007	15,010,304
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Virginia--continued
$2,140,000		Roanoke County, VA IDA, (Series 2000) Weekly VRDNs (Nordt Properties LLC)/(SunTrust Bank LOC), 4.010%, 5/2/2007	$2,140,000
7,645,000		Rockingham County, VA IDA, (Series 2003) Weekly VRDNs (Sunnyside Presbyterian Home)/(Branch Banking & Trust Co. of Virginia LOC), 3.950%, 5/3/2007	7,645,000
290,000		South Hill, VA IDA, (Series 1997) Weekly VRDNs (International Veneer Co., Inc.)/(JPMorgan Chase Bank, N.A. LOC), 4.350%, 5/3/2007	290,000
1,000,000		Spotsylvania County, VA IDA, (Series 1993) Weekly VRDNs (Carlisle Corp. Project)/(SunTrust Bank LOC), 3.960%, 5/2/2007	1,000,000
605,000		Tazewell County, VA IDA, (Series 1993) Weekly VRDNs (Seville Properties Bluefield)/(Huntington National Bank, Columbus, OH LOC), 4.520%, 5/4/2007	605,000
7,750,000	[3,4]	Tobacco Settlement Financing Corp., VA, (PA-1303) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.970%, 5/3/2007	7,750,000
5,610,000	[3,4]	Tobacco Settlement Financing Corp., VA, (PA-1341) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.980%, 5/3/2007	5,610,000
6,925,000	[3,4]	Tobacco Settlement Financing Corp., VA, (PA 1383) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 3.980%, 5/3/2007	6,925,000
3,710,000	[3,4]	Virginia Beach, VA Development Authority, (PT-2505) Weekly VRDNs (Princess Anne House Seniors Community LP)/(Merrill Lynch & Co., Inc. LIQ)/(Merrill Lynch & Co., Inc. LOC), 4.030%, 5/3/2007	3,710,000
3,655,000		Virginia Beach, VA Development Authority, (Series 2000) Weekly VRDNs (Chesapeake Bay Academy)/(Wachovia Bank N.A. LOC), 4.000%, 5/3/2007	3,655,000
2,640,000		Virginia Beach, VA Development Authority, (Series 2001) Weekly VRDNs (Management Services Group, Inc.)/(RBC Centura Bank LOC), 4.120%, 5/3/2007	2,640,000
1,720,000		Virginia Beach, VA Development Authority, (Series 2001) Weekly VRDNs (S & H Co.)/(Wachovia Bank N.A. LOC), 4.000%, 5/3/2007	1,720,000
7,000,000		Virginia Beach, VA Development Authority, (Series 2004) Weekly VRDNs (LifeNet Corp.)/(SunTrust Bank LOC), 3.960%, 5/2/2007	7,000,000
4,490,000		Virginia Beach, VA Development Authority, (Series A), 5.00% Bonds (Virginia Beach, VA), 5/1/2007	4,490,000
3,750,000		Virginia Beach, VA, (Series C), 4.25% Bonds, 9/15/2007	3,759,584
5,270,000		Virginia Biotechnology Research Partnership Authority, (Series 2006) Weekly VRDNs (Virginia Blood Services)/(SunTrust Bank LOC), 3.960%, 5/2/2007	5,270,000
4,000,000	[3,4]	Virginia Commonwealth Transportation Board, (Series 5033 BBT) Weekly VRDNs (Branch Banking & Trust Co. LIQ), 3.970%, 5/3/2007	4,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Virginia--continued
$2,500,000		Virginia Commonwealth Transportation Board, 5.75% Bonds, 10/1/2007	$2,521,845
6,100,000	[3,4]	Virginia Commonwealth Transportation Board, Floater Certificates (Series 2001-727) Weekly VRDNs (Virginia State)/(Morgan Stanley LIQ), 3.970%, 5/3/2007	6,100,000
1,350,000		Virginia Peninsula Port Authority, (Series 2001) Weekly VRDNs (Tidewater Fibre Corp.)/(Wachovia Bank N.A. LOC), 4.050%, 5/3/2007	1,350,000
6,050,000		Virginia Port Authority, 5.50% Bonds (Virginia State GTD), 7/1/2007	6,068,571
3,420,000	[3,4]	Virginia Port Authority, MERLOTS (Series 1997M) Weekly VRDNs (MBIA Insurance Corp. INS)/(Wachovia Bank N.A. LIQ), 4.040%, 5/2/2007	3,420,000
1,000,000		Virginia Small Business Financing Authority Weekly VRDNs (Moses Lake Industries)/(Key Bank, N.A. LOC), 4.010%, 5/2/2007	1,000,000
1,490,000		Virginia Small Business Financing Authority, (Series 2000) Weekly VRDNs (International Parkway Associates LLC)/(RBC Centura Bank LOC), 4.120%, 5/3/2007	1,490,000
2,000,000		Virginia Small Business Financing Authority, (Series 2006) Weekly VRDNs (Virginia Historical Society)/(SunTrust Bank LOC), 3.960%, 5/2/2007	2,000,000
3,000,000		Virginia State Housing Development Authority, (Series D-2), 3.70% Bonds, 7/1/2007	3,000,000
12,000,000	[3,4]	Virginia State Housing Development Authority, Class A Certificates (Series 7019) Weekly VRDNs (Bear Stearns Cos., Inc. LIQ), 4.000%, 5/3/2007	12,000,000
5,325,000	[3,4]	Virginia State Housing Development Authority, MERLOTS (Series 2006-B16) Weekly VRDNs (Wachovia Bank N.A. LIQ), 4.040%, 5/2/2007	5,325,000
2,000,000	[3,4]	Virginia State Housing Development Authority, MERLOTS (Series 2006-B21) Weekly VRDNs (Wachovia Bank N.A. LIQ), 4.040%, 5/2/2007	2,000,000
9,585,000	[3,4]	Virginia State Housing Development Authority, MERLOTS (Series 2006-C3) Weekly VRDNs (Bank of New York LIQ), 4.040%, 5/2/2007	9,585,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [1,2]
		Virginia--continued
$7,400,000	[3,4]	Virginia State Housing Development Authority, MERLOTS (Series 2006-C7) Weekly VRDNs (Bank of New York LIQ), 4.040%, 5/2/2007	$7,400,000
6,920,000		Virginia State Public Building Authority, (Series 2006A), 4.25% Bonds (Virginia State), 8/1/2007	6,932,193
4,880,000	[3,4]	Virginia State Public Building Authority, Floater Certificates (Series 1998-131) Weekly VRDNs (MBIA Insurance Corp. INS)/(Morgan Stanley LIQ), 3.970%, 5/3/2007	4,880,000
		TOTAL MUNICIPAL INVESTMENTS--99.5% (AT AMORTIZED COST) [5]	498,825,692
		OTHER ASSETS AND LIABILITIES-NET--0.5%	2,688,588
		TOTAL NET ASSETS--100%	$501,514,280

Securities that are subject to the federal alternative minimum tax (AMT) represent 41.6% of the portfolio as calculated based upon total market value.

1 The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At April 30, 2007, the portfolio securities were rated as follows:

Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
99.0%	1.0%

2 Current rate and next reset date shown for Variable Rate Demand Notes.

3 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2007, these restricted securities amounted to $171,370,000, which represented 34.2% of total net assets.

4 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At April 30, 2007, these liquid restricted securities amounted to $171,370,000, which represented 34.2% of total net assets.

5 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2007.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
AMT	--Alternative Minimum Tax
CP	--Commercial Paper
EDA	--Economic Development Authority
FGIC	--Financial Guaranty Insurance Company
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
GTD	--Guaranteed
IDA	--Industrial Development Authority
IDRB	--Industrial Development Revenue Bond
INS	--Insured
LIQ	--Liquidity Agreement
LOC(s)	--Letter(s) of Credit
MERLOTS	--Municipal Exempt Receipts -- Liquidity Optional Tender Series
MMMs	--Money Market Municipals
PCR	--Pollution Control Revenue
RANs	--Revenue Anticipation Notes
ROCs	--Reset Option Certificates
TIC	--Trust Inverse Certificate
TOBs	--Tender Option Bonds
TOCs	--Trust Obligations Certificates
TOPS	--Trust Obligations Participating Securities
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2007 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$498,825,692
Income receivable		3,506,497
Receivable for shares sold		7,500
TOTAL ASSETS		502,339,689
Liabilities:
Income distribution payable	$268,066
Payable to bank	408,505
Payable for distribution services fee (Note 4)	22,976
Payable for shareholder services fee (Note 4)	78,597
Accrued expenses	47,265
TOTAL LIABILITIES		825,409
Net assets for 501,498,605 shares outstanding		$501,514,280
Net Assets Consist of:
Paid-in capital		$501,498,172
Accumulated net realized gain on investments		15,599
Undistributed net investment income		509
TOTAL NET ASSETS		$501,514,280
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$130,633,206 ÷ 130,629,349 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Service Shares:
$268,996,905 ÷ 268,991,583 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash Series Shares:
$101,884,169 ÷ 101,877,673 shares outstanding, no par value, unlimited shares authorized		$1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2007 (unaudited)

Investment Income:
Interest			$9,768,871
Expenses:
Investment adviser fee (Note 4)		$1,066,160
Administrative personnel and services fee (Note 4)		211,370
Custodian fees		11,656
Transfer and dividend disbursing agent fees and expenses		156,984
Directors'/Trustees' fees		3,202
Auditing fees		8,930
Legal fees		4,897
Portfolio accounting fees		58,672
Distribution services fee--Cash Series Shares (Note 4)		313,007
Shareholder services fee--Institutional Service Shares (Note 4)		326,144
Shareholder services fee--Cash Series Shares (Note 4)		130,419
Account administration fee--Institutional Service Shares		1,849
Share registration costs		20,573
Printing and postage		13,095
Insurance premiums		4,457
Miscellaneous		1,151
TOTAL EXPENSES		2,332,566
Waivers and Reimbursement (Note 4):
Waiver of investment adviser fee	$(233,951)
Waiver of administrative personnel and services fee	(8,266)
Waiver of distribution services fee--Cash Series Shares	(177,371)
Reimbursement of shareholder services fee--Institutional Service Shares	(116,680)
TOTAL WAIVERS AND REIMBURSEMENT		(536,268)
Net expenses			1,796,298
Net investment income			7,972,573
Net realized gain on investments			16,342
Change in net assets resulting from operations			$7,988,915

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2007	Year Ended 10/31/2006
Increase (Decrease) in Net Assets
Operations:
Net investment income	$7,972,573	$14,844,127
Net realized gain on investments	16,342	10,055
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	7,988,915	14,854,182
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(2,332,403)	(3,644,527)
Institutional Service Shares	(4,251,888)	(8,857,643)
Cash Series Shares	(1,387,950)	(2,342,118)
Distributions from net realized gain on investments
Institutional Shares	(3,144)	--
Institutional Service Shares	(5,558)	--
Cash Series Shares	(2,096)	--
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(7,983,039)	(14,844,288)
Share Transactions:
Proceeds from sale of shares	853,626,035	1,668,423,845
Net asset value of shares issued to shareholders in payment of distributions declared	6,585,432	11,274,634
Cost of shares redeemed	(901,431,167)	(1,704,711,617)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(41,219,700)	(25,013,138)
Change in net assets	(41,213,824)	(25,003,244)
Net Assets:
Beginning of period	542,728,104	567,731,348
End of period (including undistributed net investment income of $509 and $177, respectively)	$501,514,280	$542,728,104

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2007 (unaudited)

1. ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 40 portfolios. The financial statements included herein are only those of Virginia Municipal Cash Trust (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Institutional Service Shares and Cash Series Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from federal regular income tax and income tax imposed by the Commonwealth of Virginia consistent with stability of principal. Interest income from the Fund's investments may be subject to the federal alternative minimum tax for individuals and corporations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Fund's Board of Trustees (the "Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 4/30/2007	Year Ended 10/31/2006
Institutional Shares:
Shares sold	318,247,694	660,937,908
Shares issued to shareholders in payment of distributions declared	1,597,421	1,904,232
Shares redeemed	(351,625,310)	(572,157,530)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(31,780,195)	90,684,610

	Six Months Ended 4/30/2007	Year Ended 10/31/2006
Institutional Service Shares:
Shares sold	399,777,005	772,484,936
Shares issued to shareholders in payment of distributions declared	3,598,162	7,028,496
Shares redeemed	(414,959,000)	(886,139,999)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(11,583,833)	(106,626,567)

	Six Months Ended 4/30/2007	Year Ended 10/31/2006
Cash Series Shares:
Shares sold	135,601,336	235,001,001
Shares issued to shareholders in payment of distributions declared	1,389,849	2,341,906
Shares redeemed	(134,846,857)	(246,414,088)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	2,144,328	(9,071,181)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(41,219,700)	(25,013,138)

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2007, the Adviser voluntarily waived $233,951 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2007, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $8,266 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will reimburse Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Cash Series Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to 0.60% of average daily net assets of the Fund's Cash Series Shares, annually, to reimburse FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2007, FSC voluntarily waived $177,371 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2007, FSC did not retain any fees paid by the Fund.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Institutional Service Shares and Cash Series Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended April 30, 2007, FSSC voluntarily reimbursed $116,680 of shareholder services fees. For the six months ended April 30, 2007, FSSC did not receive any fees paid by the Fund. For the six months ended April 30, 2007, the Fund's Institutional Shares did not incur a shareholder services fee.

Interfund Transactions

During the six months ended April 30, 2007, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $396,754,000 and $476,021,500, respectively.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

5. CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 2007, 68.2% of the securities in the portfolio of investments is backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 12.5% of total investments.

6. LINE OF CREDIT

The Fund participates in a $150,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of April 30, 2007, there were no outstanding loans. During the six months ended April 30, 2007, the Fund did not utilize the LOC.

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

8. RECENT ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoptio of FIN 48 is required for fiscal years beginning after December 15, 2006. Recent SEC guidance allows implementing FIN 48 in fund net asset value (NAV) calculations as late as a fund's last NAV calculation in the first required financial statement reporting period. As a result, the Fund will adopt FIN 48 no later than April 30, 2008. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

In addition, in September 2006, FASB released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157) which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

Evaluation and Approval of Advisory Contract

VIRGINIA MUNICIPAL CASH TRUST (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2006. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

Prior to the meeting, the Adviser had recommended that the Federated Funds appoint a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer appointed by the Funds has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below, which the Board considered, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated Fund trades, as well as advisory fees. The Board is also familiar with judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for like services and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these considerations and was guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated Funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, and directed the preparation of independent reports, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups is of significance in judging the reasonableness of proposed fees.

During the year ending December 31, 2005, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated Funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs and the lack of consensus on how to allocate those costs causes such allocation reports to be of questionable value. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board also reviewed profitability information for Federated and other publicly held fund management companies, provided by the Senior Officer, who noted the limited availability of such information, and concluded that Federated's profit margins did not appear to be excessive.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in the portfolio management and distribution efforts supporting all of the Federated funds and that the benefits of any economies, should they exist, were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

During the year ending December 31, 2005, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Board reviewed the fees, other expenses of the state-specific municipal cash trust funds and possible future reductions in gross advisory fees with the Adviser. The Board agreed to continuation of the Fund's advisory contract, noting among other factors, the positive impact of fee waivers that caused total expenses to appear reasonable. The Senior Officer noted that Federated appeared to provide appropriate administrative services to the Fund for the fees currently paid. For 2005, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates was satisfactory and was satisfied that the overall expense structure of the Fund remained competitive.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were relevant to every Federated fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

The Senior Officer also made recommendations relating to the organization and availability of data and verification of processes for purposes of implementing future evaluations which the Adviser has agreed to implement.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 60934N245
Cusip 60934N252
Cusip 608919825

G00133-01 (6/07)

Federated is a registered mark of Federated Investors, Inc. 2007 (c)Federated Investors, Inc.

ITEM 2.     CODE OF ETHICS

            Not Applicable

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT

            Not Applicable

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES

            Not Applicable

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS

            Not Applicable

ITEM 6.     SCHEDULE OF INVESTMENTS

            Not Applicable

ITEM 7.     DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
            MANAGEMENT INVESTMENT COMPANIES

            Not Applicable

ITEM 8.     PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

            Not Applicable

ITEM 9.     PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
            COMPANY AND AFFILIATED PURCHASERS

            Not Applicable

ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

            Not Applicable

ITEM 11.    CONTROLS AND PROCEDURES

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c)
under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.    EXHIBITS

SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE
INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE
SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

REGISTRANT  MONEY MARKET OBLIGATIONS TRUST

BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK
            PRINCIPAL FINANCIAL OFFICER

DATE        June 13, 2007

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE
INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE
FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE
DATES INDICATED.

BY          /S/ J. CHRISTOPHER DONAHUE
            J. CHRISTOPHER DONAHUE
            PRINCIPAL EXECUTIVE OFFICER

DATE        June 13, 2007

BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK
            PRINCIPAL FINANCIAL OFFICER

DATE        June 13, 2007